As filed with the Securities and Exchange          Registration No.  333-111686
Commission on April 20, 2005                       Registration No.  811-08524
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                                          [ ]
     Post-Effective Amendment No. 2                                       [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.                                                        [X]
                        (Check appropriate box or boxes.)


                               Separate Account EQ
                           (Exact Name of Registrant)

                   ING USA Annuity and Life Insurance Company
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (610) 425-3400

                              Linda E. Senker, Esq.
                       ING Americas (U.S. Legal Services)
                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
                                 (610) 425-4139
                     (Name and Address of Agent for Service)

                           cc: James A. Shuchart, Esq.
                       ING Americas (U.S. Legal Services)
              1475 Dunwoody Drive, West Chester, Pennsylvania 19380
                                 (610) 425-3563
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on April 29, 2005 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts
--------------------------------------------------------------------------------

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                EXPLANATORY NOTE
================================================================================
This Registration Statement contains two Prospectuses reflecting differences in the investment options available under the Contracts.
================================================================================

ING USA ANNUITY AND LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT

                              DATED APRIL 29, 2005

                   TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement amends certain information contained in the most recent variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

THE "INDUSTRY DEVELOPMENTS - TRADING" SECTION OF THE PROSPECTUS IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING:

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

FUND REGULATORY ISSUES

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

OTHER REGULATORY MATTERS

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of the Company have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to our business practices are appropriate.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission ("SEC"). Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations , including the Company.

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA ANNUITY AND LIFE INSURANCE COMPANY IS A STOCK COMPANY DOMICILED IN IOWA.

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                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT EQ

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY

                                   EQUI-SELECT
--------------------------------------------------------------------------------


                                                                  APRIL 29, 2005


      This prospectus describes an individual flexible premium deferred variable Contract (the "Contract") issued by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our"). Prior to January 1, 2004, the Contract was issued by Equitable Life Insurance Company of Iowa ("Equitable Life"). (See "ING USA Annuity and Life Insurance Company" for information about the merger of Equitable Life with and into ING USA.) The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts"). We do not currently offer this Contract for sale to new purchasers.

      The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

      You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTY TAXES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES, INCLUDING A MAXIMUM SURRENDER CHARGE OF UP TO 8.0% OF EACH PREMIUM PAYMENT. SEE "CHARGES AND FEES" FOR A MORE COMPLETE DESCRIPTION OF THE SURRENDER CHARGE.


      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated April 29, 2005, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.


      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      AN INVESTMENT IN A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
         THE INVESTMENT PORTFOLIOS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

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The investment portfolios available under your Contract are:

ING INVESTORS TRUST
   ING AIM Mid Cap Growth Portfolio (Class S)
   ING Alliance Mid Cap Growth Portfolio (Class S)
   ING American Funds Growth Portfolio
   ING American Funds Growth-Income Portfolio
   ING American Funds International Portfolio
   ING Capital Guardian Managed Global Portfolio (Class S)
   ING Capital Guardian Small/Midcap Portfolio (Class S)
   ING Capital Guardian U.S. Equities Portfolio (Class S)
   ING Eagle Asset Capital Appreciation Portfolio (Class S) ING Evergreen Health Sciences Portfolio (Class S)
   ING Evergreen Omega Portfolio (Class S)
   ING FMR(SM) Diversified Mid Cap Portfolio (Class S)
   ING FMR(SM) Earnings Growth Portfolio (Class S)
   ING Global Resources Portfolio (Class S)
   ING Goldman Sachs Tollkeeper(SM) Portfolio (Class S)
   ING Janus Contrarian Portfolio (Class S)
   ING Jennison Equity Opportunities Portfolio (Class S)
   ING JPMorgan Emerging Markets Equity Portfolio (Class S) ING JPMorgan Small Cap Equity Portfolio (Class S)
   ING JPMorgan Value Opportunities Portfolio (Class S)
   ING Julius Baer Foreign Portfolio (Class S)
   ING Legg Mason Value Portfolio (Class S)
   ING LifeStyle Aggressive Growth Portfolio (Class S1)
   ING LifeStyle Growth Portfolio (Class S1)
   ING LifeStyle Moderate Growth Portfolio (Class S1)
   ING LifeStyle Moderate Portfolio (Class S1)
   ING Liquid Assets Portfolio (Class S)
   ING Marsico Growth Portfolio (Class S)
   ING Marisco International Opportunities Portfolio (Class S) ING Mercury Focus Value Portfolio (Class S)
   ING Mercury Large Cap Growth Portfolio (Class S)
   ING MFS Mid Cap Growth Portfolio (Class S)
   ING MFS Total Return Portfolio (Class S)
   ING MFS Utilities Portfolio (Class S)
   ING Oppenheimer Main Street Portfolio (Class S)
   ING PIMCO Core Bond Portfolio (Class S)
   ING PIMCO High Yield Portfolio (Class A)
   ING Pioneer Fund Portfolio (Class S)
   ING Pioneer Mid Cap Value Portfolio (Class S)
   ING Salomon Brothers All Cap Portfolio (Class S)
   ING Salomon Brothers Investors Portfolio (Class S)
   ING T. Rowe Price Capital Appreciation Portfolio (Class S) ING T. Rowe Price Equity Income Portfolio (Class S)
   ING UBS U.S. Allocation Portfolio (Class S)
   ING Van Kampen Equity Growth Portfolio (Class S)
   ING Van Kampen Global Franchise Portfolio (Class S)
   ING Van Kampen Growth and Income Portfolio (Class S)
   ING Van Kampen Real Estate Portfolio (Class S)

ING PARTNERS, INC.
   ING Baron Small Cap Growth Portfolio (Service Class)
   ING Fundamental Research Portfolio (Service Class)
   ING JPMorgan Fleming International Portfolio (Service Class)
   ING Oppenheimer Global Portfolio (Service Class)
   ING Salomon Brothers Aggressive Growth Portfolio (Service Class) ING UBS U.S. Large Cap Equity Portfolio (Service Class)
   ING Van Kampen Comstock Portfolio (Service Class)
   ING Van Kampen Equity and Income Portfolio (Service Class)

ING VARIABLE INSURANCE TRUST
   ING VP Global Equity Dividend Portfolio

ING VARIABLE PORTFOLIOS, INC.
   ING VP Index Plus LargeCap Portfolio (Class S)
   ING VP Index Plus MidCap Portfolio (Class S)
   ING VP Index Plus SmallCap Portfolio (Class S)

ING VARIABLE PRODUCTS TRUST
   ING VP Financial Services Portfolio (Class S)
   ING VP SmallCap Opportunities Portfolio (Class S)

ING VP INTERMEDIATE BOND PORTFOLIO (CLASS S)

FIDELITY VARIABLE INSURANCE PRODUCTS PORTFOLIO
   Fidelity VIP Contrafund Portfolio (Service Class 2)
   Fidelity VIP Equity-Income Portfolio (Service Class 2)

LIBERTY VARIABLE INSURANCE TRUST
   Colonial Small Cap Value Fund (Class B)


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--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE


Index of Special Terms .................................................      ii
Fees and Expenses ......................................................       1
Condensed Financial Information ........................................       2
     Accumulation Unit .................................................       2
     Net Investment Factor .............................................       2
     Performance Information ...........................................       3
     Financial Statements ..............................................       3
ING USA Annuity and Life Insurance Company .............................       3
Separate Account EQ ....................................................       4
The Trusts and Funds ...................................................       4
Charges and Fees .......................................................       4
     Surrender Charges Deducted from the
          Contract Value ...............................................       5
          Surrender Charge .............................................       5
          Free Withdrawal Amount .......................................       5
          Surrender Charge for Excess Withdrawals ......................       5
          Premium Taxes ................................................       6
          Administrative Charge ........................................       6
          Transfer Charge ..............................................       6
     Charges Deducted from the Subaccounts .............................       6
          Mortality and Expense Risk Charge ............................       6
          Asset-Based Administrative Charge ............................       6
     Trust and Fund Expenses ...........................................       6
The Annuity Contract ...................................................       7
     Contract Date and Contract Year ...................................       7
     Annuity Start Date ................................................       7
     Contract Owner ....................................................       7
     Annuitant .........................................................       7
     Beneficiary .......................................................       8
     Purchase and Availability of the Contract .........................       8
     Crediting of Premium Payments .....................................       9
     Administrative Procedures .........................................      10
     Contract Value ....................................................      10
     Cash Surrender Value ..............................................      10
     Surrendering to Receive the Cash Surrender Value ..................      11
     The Subaccounts ...................................................      11
     Addition, Deletion or Substitution of
          Subaccounts and Other Changes ................................      11
     Other Contracts....................................................      13
Withdrawals ............................................................      13
Transfers Among Your Investments .......................................      14
Death Benefit ..........................................................      16
      Death Benefit During the Accumulation Phase ......................      16
      Death Proceeds ...................................................      16
      Death of Annuitant ...............................................      17
      Death of Owner ...................................................      17
      Trust Beneficiary ................................................      18
      Required Distributions Upon Contract
      Owner's Death ....................................................      18
The Annuity Options ....................................................      19
Other Contract Provisions ..............................................      20
Other Information ......................................................      23
Federal Tax Considerations .............................................      24
Statement of Additional Information
     Table of Contents .................................................   SAI-1

Appendix A
     Condensed Financial Information ...................................      A1
Appendix B
     The Investment Portfolios .........................................      B1
Appendix C
     Surrender Charge for Excess Withdrawals
          Example ......................................................      C1



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--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

      -------------------------------------------------------------------
      SPECIAL TERM                                                   PAGE
      -------------------------------------------------------------------
      Accumulation Unit                                                 2
      -------------------------------------------------------------------
      Annuitant                                                         7
      -------------------------------------------------------------------
      Annuity Start Date                                                7
      -------------------------------------------------------------------
      Cash Surrender Value                                             10
      -------------------------------------------------------------------
      Contract Date                                                     7
      -------------------------------------------------------------------
      Contract Owner                                                    7
      -------------------------------------------------------------------
      Contract Value                                                   10
      -------------------------------------------------------------------
      Contract Year                                                     7
      -------------------------------------------------------------------
      Death Benefit                                                    16
      -------------------------------------------------------------------
      Free Withdrawal Amount                                            5
      -------------------------------------------------------------------
      Net Investment Factor                                             2
      -------------------------------------------------------------------
      Net Rate of Return                                                3
      -------------------------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

--------------------------------------------------------------------------------
TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
--------------------------------------------------------------------------------
Accumulation Phase                       Accumulation Period
--------------------------------------------------------------------------------
Annual Contract Administrative Charge    Annual Contract Maintenance Charge
--------------------------------------------------------------------------------
Annuity Start Date                       Maturity Date
--------------------------------------------------------------------------------
Asset-Based Administrative Charge        Administrative Charge
--------------------------------------------------------------------------------
Automatic Rebalancing                    Automatic Portfolio Rebalancing
--------------------------------------------------------------------------------
Business Day                             Valuation Date
--------------------------------------------------------------------------------
Cash Surrender Value                     Contract Withdrawal Value
--------------------------------------------------------------------------------
Contract Date                            Issue Date
--------------------------------------------------------------------------------
Contract Year                            Contract Anniversary Date
--------------------------------------------------------------------------------
Premium Payment                          Purchase Payment
--------------------------------------------------------------------------------
Surrender Charge                         Withdrawal Charge
--------------------------------------------------------------------------------
Systematic Withdrawals                   Automatic Withdrawals
--------------------------------------------------------------------------------


                                       ii

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

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

      Surrender Charge (as a percentage of each premium payment) ........  8%(1)

      Transfer Charge.....................................   $25 per transfer(2)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

      (1) The surrender charge decreases 1% each year to 0% after the seventh year following receipt of the premium payment.

      (2) We may assess a transfer charge on each transfer after the first twelve transfers made each Contract year. We currently do not impose this charge, but reserve the right to do so in the future.

PERIODIC FEES AND EXPENSES

      Annual Contract Administrative Charge ............................    $ 30

      Separate Account Annual Charges (as a percentage of average daily net asset values)

      Mortality and Expense Risk Charge.................................   1.25%
      Asset-Based Administrative Charge.................................   0.15%
      Total Separate Account Charges....................................   1.40%

TRUST OR FUND EXPENSES


The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are for the year ended December 31, 2004 and do not take into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

      --------------------------------------------------------------------------
      TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES(3)    MINIMUM      MAXIMUM
      --------------------------------------------------------------------------
      (expenses that are deducted from Trust or
      Fund assets, including management fees,              0.54%        1.61%
      distribution and/or service (12b-1) fees(4),
      and other expenses):
      --------------------------------------------------------------------------

(3) The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.54% to 1.61%. The expense reimbursement or fee arrangement reflected is expected to continue through December 31, 2004.


(4) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.


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

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


            --------------------------------------------------------------------
            1) If you surrender your Contract at the end of the applicable time period:
            --------------------------------------------------------------------
                      1 year      3 years      5 years      10 years
                      $1,115       $1,563      $2,035        $3,430
            --------------------------------------------------------------------
            2)    If you annuitize at the end of the applicable time period:
            --------------------------------------------------------------------
                      1 year      3 years      5 years      10 years
                      $1,115       $1,563      $2,035        $3,430
            --------------------------------------------------------------------
            3) If you do not surrender your Contract at the end of the applicable time period:
            --------------------------------------------------------------------
                      1 year      3 years      5 years      10 years
                       $315        $963         $1,635        $3,430
            --------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THESE SHOWN. Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account EQ has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account EQ offered in this prospectus and (ii) the total investment value history of each subaccount are presented in Appendix A -- Condensed Financial Information.

NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

      (1) We take the net asset value of the subaccount at the end of each business day.


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

      (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      (3) We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

      (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the investment portfolios are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account EQ, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS


The statement of assets and liabilities of ING USA Separate Account EQ as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA Annuity and Life Insurance Company, as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 are included in the Statement of Additional Information.


--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Prior to January 1, 2004, the Contracts were issued by Equitable Life, an affiliate of ours. Equitable Life was a life insurance company founded in Iowa in 1867. On January 1, 2004, Equitable Life (and other affiliated companies) merged with and into ING USA Annuity and Life Insurance Company ("ING USA"), and ING USA assumed responsibility for Equitable Life's obligations under the Contracts.

ING USA is an Iowa stock life insurance company originally incorporated in Minnesota on January 2, 1973. Prior to the merger, ING USA was named Golden American Life Insurance Company. ING USA is an indirect wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V., ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in the District of Columbia and all states, except New York. ING USA's consolidated financial statements appear in the Statement of Additional Information.


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


Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.


ING USA's principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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SEPARATE ACCOUNT EQ
--------------------------------------------------------------------------------

Separate Account EQ was established as a separate account under Iowa law on July 14, 1988. Prior to January 1, 2004, Separate Account EQ was known as Equitable Life Insurance Company of Iowa Separate Account A. In connection with the merger of Equitable Life with and into ING USA, the Separate Account was transferred to ING USA on January 1, 2004, and renamed Separate Account EQ. Separate Account EQ is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Separate Account EQ is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account EQ but such assets are kept separate from our other accounts.

Separate Account EQ is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account EQ without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account EQ. If the assets in Separate Account EQ exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account EQ but are not discussed in this prospectus. Separate Account EQ may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion or Substitution of Subaccounts and Other Changes."

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THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses". Also, you should discuss with your registered representative whether the LifeStyle Funds are appropriate for you, particularly if you are a conservative investor.


If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.


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CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE

For purposes of determining any applicable surrender charges under the Contract, contract value is removed in the following order: 1) earnings (contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than 8 years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than 8 years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than 8 years old); and 4) premium payments in the Contract for less than 8 years (these premium payments are removed on a first in, first out basis).

      SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

      COMPLETE YEARS ELAPSED       0    1    2   3    4    5    6    7    8+
          SINCE PREMIUM PAYMENT

      SURRENDER CHARGE             8%   7%   6%   5%   4%   3%   2%   1%   0%

      FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

      o     earnings (contract value less unliquidated purchase payments);

      o     premium payments in the Contract for more than eight years, and

      o an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).


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      SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

      PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

      ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested. This charge is intended to compensate us for expenses associated with the administration of the Contract.

      TRANSFER CHARGE. You may make 12 free transfers each contract year. We reserve the right to assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. We currently do not assess this charge. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge. This charge is intended to cover the expenses we incur when processing transfers.


REDEMPTION FEES. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.


CHARGES DEDUCTED FROM THE SUBACCOUNTS

      MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

      If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

      The mortality and expense risk charge is guaranteed by the Company and cannot be increased. This charge is intended to compensate us for the mortality and expense risks we assume when we issue a Contract. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the Contracts and operating the subaccounts of the Separate Account are greater than we estimated.


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      ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST AND FUND EXPENSES


Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. FOR A MORE COMPLETE DESCRIPTION OF THE FUNDS' FEES AND EXPENSES, REVIEW EACH FUND'S PROSPECTUS.

The Company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

TYPES OF REVENUE RECEIVED FROM AFFILIATED FUNDS

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and
(b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

      o     Service fees that are deducted from fund assets.

      o For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets.

      o Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

TYPES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS

Revenues received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:



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      o     For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets.

      o We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2004:

       Fidelity Variable Insurance Products Portfolio
       Liberty Variable Insurance Trust

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.


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THE ANNUITY CONTRACT
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The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trust and Funds in which the subaccounts funded by Separate Account EQ invest.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER

You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.


The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See "Joint Owner" below.



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If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event).

      JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so such rights or options will not be available to the beneficiary.

Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

      CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We are no longer offering the Contract for sale to new purchasers.

The minimum premium payment for non-qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.


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The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or you registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium payment within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account EQ, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account EQ specified by you within 2 business days.


If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.



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      2)    If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).


We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account EQ at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account EQ selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account EQ with respect to the Contract. The net investment results of each subaccount vary with its investment performance.

If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.


We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the Contract.


ADMINISTRATIVE PROCEDURES


We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of a fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.


CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.


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CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      (1) We take the contract value in the subaccount at the end of the preceding business day.

      (2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      (3)   We add (1) and (2).

      (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

      (5) We subtract from (4) any withdrawals, and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS

Each of the subaccounts of Separate Account EQ offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account EQ invests in a corresponding portfolio of the ING Investors Trust, PIMCO Variable Insurance Trust, the ING Variable Insurance Trust or the Prudential Series Fund, Inc.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.


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We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account EQ under the 1940 Act; (ii) operate Separate Account EQ as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account EQ as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account EQ; and (v) combine Separate Account EQ with other accounts.

We will provide you with written notice before we make any of these changes.

OTHER CONTRACTS


We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.


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WITHDRAWALS
--------------------------------------------------------------------------------

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account EQ.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.


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SYSTEMATIC WITHDRAWALS

You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.


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TEXAS OPTIONAL RETIREMENT PROGRAM

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

      (1) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

      (2) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

REDUCTION OR ELIMINATION OF THE SURRENDER CHARGE

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce surrender charges after examining all the relevant factors such as:

      (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

      (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

      (3) Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

--------------------------------------------------------------------------------
TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. The minimum amount you may transfer is $100, or if less, your account value.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.


LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.



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We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

      1.    exceeds our then-current monitoring standard for frequent trading;

      2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

      3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.


DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and less units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


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You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $25,000 of contract value invested in the subaccounts of Separate Account EQ, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

--------------------------------------------------------------------------------
DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above) A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.


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DEATH PROCEEDS

If the annuitant is LESS THAN AGE 67 at the time of purchase, the death benefit is the greatest of:

      (1)   the contract value;

      (2) the total premium payments made under the Contract after subtracting any withdrawals; or

      (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

      (1)   the contract value;

      (2) the total premium payments made under the Contract after subtracting any withdrawals; or

      (3) the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

      Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

      (1)   the beneficiary elects to have the death proceeds:

            (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

            (b)   payable beginning within one year of the date of death; or


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      (2)   if the beneficiary is the deceased owner's spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

      (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

      (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

DEATH OF OWNER

      (1) If any owner of the Contract dies before the annuity start date, the following applies:

            (a) If the new owner is the deceased owner's spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

            (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

                  (i)   within 5 years of the deceased owner's death

                        or

                  (ii) over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

      (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

      (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

      (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY

If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.


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REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under the Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ING USA will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If any contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

--------------------------------------------------------------------------------
THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

SELECTING THE ANNUITY START DATE

You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. The annuity start date must be at least 1 year from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.


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If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

SELECTING A PAYMENT PLAN

On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

      (1)   any applicable taxes not previously deducted; less

      (2)   the withdrawal charge, if any; less

      (3)   the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS

After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.


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      --------------------------------------------------------------------------
                                 ANNUITY PAYMENT PLANS
      --------------------------------------------------------------------------
      PLAN A.   INTEREST

          Option 1 The contract value, less any applicable taxes not previously deducted, may be left on deposit with the Company for five (5) years. We will make fixed payments monthly, quarterly, semi-annually, or annually. We do not make monthly payments if the contract value applied to this option is less than $100,000. You may not withdraw the proceeds until the end of the five (5) year period.

          Option 2                   The cash surrender value may be left on
                                     deposit with us for a specified period.
                                     Interest will be paid annually. All or part
                                     of the proceeds may be withdrawn at any
                                     time.
      --------------------------------------------------------------------------
      PLAN B.   FIXED PERIOD         The contract value, less any applicable
                                     taxes not previously deducted, will be paid until the proceeds, plus interest, are paid in full. Payments may be paid annually or monthly for a period of not more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the age of the annuitant or the beneficiary.

      --------------------------------------------------------------------------
      PLAN C.   LIFE INCOME          The contract value less any applicable
                                     taxes not previously deducted will be paid
                                     in monthly or annual payments for as long
                                     as the annuitant or beneficiary, whichever
                                     is appropriate, lives. We have the right to
                                     require proof satisfactory to it of the age
                                     and sex of such person and proof of
                                     continuing survival of such person. A
                                     minimum number of payments may be
                                     guaranteed, if desired. The Contract
                                     provides for a table of minimum annual
                                     payments. They are based on the age of the
                                     annuitant or the beneficiary.
      --------------------------------------------------------------------------

--------------------------------------------------------------------------------
OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account EQ invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

      (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      (2)   trading on the New York Stock Exchange is restricted;

      (3) an emergency exists as a result of which disposal of securities held in the Separate Account EQ is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account EQ's net assets;

      (4)   when the Company's Customer Service Center is closed; or

      (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.


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IN CASE OF ERRORS IN YOUR APPLICATION

If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK

In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT


Our affiliate, Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.



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


DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the Fund Expense Table in this prospectus and may take the form of:

      o     Marketing allowances;

      o Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

      o Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

      o Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor.

The following is a list of the top [25] selling firms that, during 2004, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

      1.    UBS Financial Services Inc
      2.    Morgan Stanley Dean Witter
      3.    Linsco Private Ledger
      4,    Merrill Lynch
      5.    Citigroup Global Markets
      6.    Wachovia Securities
      7.    ING Financial Partners
      8.    Planning Corporation of America
      9.    National Planning Corporation
      10.   PrimeVest
      11.   A.G. Edwards
      12.   ING Financial Advisers, LLC
      13.   Multi-Financial Securities Corp
      14.   Financial Network Investment Corp
      15,   McDonald & Company
      16.   RBC Dain Rauscher
      17.   Mutual Service Corporation
      18.   First Financial Planners, Inc
      19.   Securities America
      20.   Investors Capital
      21.   Wells Fargo Investments, LLC
      22.   Waterstone Financial
      23.   Commonwealth Financial Network
      24.   Quick & Reilly, Inc.
      25.   NFP Securities Inc

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.



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


Affiliated selling firms may include Bancnorth Investment Group, Inc. Baring Investment Services, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Markets, LLC., ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services, LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.


We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

We no longer offer the Contract to new purchasers.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account EQ according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account EQ which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

TRADING -- INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.


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

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account EQ as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the Contract.

Directed Services, Inc., the principal underwriter and distributor of the Contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the Contract.

EXPERTS

Certain financial statements included in the SAI, which is part of the registration statement, have been audited by Ernst & Young LLP, independent certified public accountants, as stated in their reports included therein, and have been so included or incorporated herein by reference upon the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.


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

TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:


            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. We therefore believe that Separate Account EQ, through the subaccounts, will satisfy these diversification requirements.

            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.


            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.


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      TAXATION OF DISTRIBUTIONS


            GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's cost basis in the contract.


            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

            o     made on or after the taxpayer reaches age 59 1/2;

            o     made on or after the death of a contract owner;

            o     attributable to the taxpayer's becoming disabled; or

            o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

            o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

            o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

            o     Then, from any remaining "income on the contract"; and

            o     Lastly, from any remaining "investment in the contract".


The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.



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            TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.


            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.


            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.


            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.



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TAXATION OF QUALIFIED CONTRACTS

      GENERAL

      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      DISTRIBUTIONS - GENERAL


            For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.


      DIRECT ROLLOVERS


            If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).



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Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

            Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

            Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

            All distributions from a traditional IRA are taxed as received unless either one of the following is true:

            o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

            o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.


To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:


            o     Start date for distributions;


            o The time period in which all amounts in your account(s) must be distributed; and


            o     Distribution amounts.


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Generally, you must begin receiving distributions from a traditional IRA by
April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:


            o Over your life or the joint lives of you and your designated beneficiary; or

            o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.


The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.


The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.


If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:


            o     Over the life of the designated beneficiary; or

            o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

            o December 31 of the calendar year following the calendar year of your death; or

            o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAS - GENERAL

            Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

      ROTH IRAS - DISTRIBUTIONS

            A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:


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

            o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

            o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL


      The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant's right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.


      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

            All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

            o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

            o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.


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TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.


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We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


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--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

      TABLE OF CONTENTS

      Introduction
      Experts
      Independent Registered Public Accounting Firm
      Distribution of Contracts
      Annuity Provisions
      Other Information
      Consolidated Financial Statements of ING USA Annuity and Life Insurance
       Company
      Financial Statements of Separate Account EQ of ING USA Annuity and Life
       Insurance Company




PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER. THE ADDRESS IS SHOWN ON THE COVER.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT EQ.

Please Print or Type:

                           __________________________________________________
                           NAME

                           __________________________________________________
                           SOCIAL SECURITY NUMBER

                           __________________________________________________
                           STREET ADDRESS

                           __________________________________________________
                           CITY, STATE, ZIP


EquiSelect - 134809                                                   04/29/2005
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -



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

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2004, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account EQ available under the Contract for the indicated periods.

                                                                            2004          2003       2002          2001      2000
                                                                            ----          ----       ----          ----      ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

ING AIM MID CAP GROWTH
(Fund first available during June 1998)
AUV at beginning of period                                                $14.08       $9.91      $14.71       $18.92      $21.92
AUV at end of period                                                      $14.93      $14.08       $9.91       $14.71      $18.92
Number of accumulation units outstanding at end of period                372,937     416,260     457,280      595,198     644,682
ING ALLIANCE MID CAP GROWTH
(Fund first available during April 1996)
AUV at beginning of period                                                $16.63      $10.10      $14.64       $17.21      $21.06
AUV at end of period                                                      $19.60      $16.63      $10.10       $14.64      $17.21
Number of accumulation units outstanding at end of period              2,915,813   3,525,386   3,960,030    4,782,460   5,518,726
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period                                                $10.15       $7.53      $10.02       $10.55      $10.00
AUV at end of period                                                      $10.94      $10.15       $7.53       $10.02      $10.55
Number of accumulation units outstanding at end of period              1,064,426     926,219     657,418      576,108     363,669
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during February 2000)
AUV at beginning of period                                                $18.55      $13.80      $17.54       $20.19      $23.97
AUV at end of period                                                      $20.30      $18.55      $13.80       $17.54      $20.19
Number of accumulation units outstanding at end of period                228,715     193,148     142,642      111,682      62,511
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during February 1997)
AUV at beginning of period                                                $18.19      $13.14      $17.87       $18.40      $22.82
AUV at end of period                                                      $19.27      $18.19      $13.14       $17.87      $18.40
Number of accumulation units outstanding at end of period              1,384.528   1,551,155   1,562,068    1,710,080   1,810,398
ING DEVELOPING WORLD
(Fund first available during February 1998)
AUV at beginning of period                                                 $9.01       $6.23       $7.08        $7.58      $11.61
AUV at end of period                                                      $10.46       $9.01       $6.23        $7.08       $7.58
Number of accumulation units outstanding at end of period                300,759     312,448     306,642      331,242     375,616

                                                                            1999        1998        1997         1996        1995
                                                                            ----        ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

ING AIM MID CAP GROWTH
(Fund first available during June 1998)
AUV at beginning of period                                                $14.23      $15.03
AUV at end of period                                                      $21.92      $14.23
Number of accumulation units outstanding at end of period                259,811      12,125
ING ALLIANCE MID CAP GROWTH
(Fund first available during April 1996)
AUV at beginning of period                                                $17.01      $15.41      $12.49       $10.00
AUV at end of period                                                      $21.06      $17.01      $15.41       $12.49
Number of accumulation units outstanding at end of period              6,297,935   6,865,904   5,699,254    2,228,888
ING CAPITAL GUARDIAN LARGE CAP VALUE
(Fund first available during February 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING CAPITAL GUARDIAN MANAGED GLOBAL
(Fund first available during February 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING CAPITAL GUARDIAN SMALL CAP
(Fund first available during February 1997)
AUV at beginning of period                                                $15.37      $12.88      $11.98
AUV at end of period                                                      $22.82      $15.37      $12.88
Number of accumulation units outstanding at end of period              1,648,149   1,310,458     885,024
ING DEVELOPING WORLD
(Fund first available during February 1998)
AUV at beginning of period                                                 $7.28      $10.00
AUV at end of period                                                      $11.61       $7.28
Number of accumulation units outstanding at end of period                414,703      81,838


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
                                                                            2004          2003       2002          2001      2000
                                                                            ----          ----       ----          ----      ----
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during June 1998)
AUV at beginning of period                                                $18.52      $15.00      $18.34       $19.46      $18.14
AUV at end of period                                                      $20.98      $18.52      $15.00       $18.34      $19.46
Number of accumulation units outstanding at end of period                142,299     144,117     148,682      159,381     141,890
ING HARD ASSETS
(Fund first available during June 1998)
AUV at beginning of period                                                $21.09      $14.05      $14.14       $16.32      $17.37
AUV at end of period                                                      $22.13      $21.09      $14.05       $14.14      $16.32
Number of accumulation units outstanding at end of period                 73,594      70,368      82,414       20,494      15,095
ING INTERNATIONAL
(Fund first available during April 1996)
AUV at beginning of period                                                 $9.12       $7.16       $8.66       $11.37      $15.57
AUV at end of period                                                      $10.50       $9.12       $7.16        $8.66      $11.37
Number of accumulation units outstanding at end of period              2,123,982   2,319,001   2,652,840    3,140,799   3,578,605
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during June 1998)
AUV at beginning of period                                                $19.47      $15.06      $21.60       $25.17      $30.11
AUV at end of period                                                      $21.62      $19.47      $15.06       $21.60      $25.17
Number of accumulation units outstanding at end of period                198,514     215,017     236,488      262,157     297,462
ING LIMITED MATURITY BOND
(Fund first available during August 1998)
AUV at beginning of period                                                $20.44      $20.16      $19.06       $17.76      $16.72
AUV at end of period                                                      $20.43      $20.44      $20.16       $19.06      $17.76
Number of accumulation units outstanding at end of period              1,026,012   1,408,962   1,872,146    1,655,739   1,582,942
ING LIQUID ASSETS
(Fund first available during August 1998)
AUV at beginning of period                                                $15.74      $15.84      $15.84       $15.47      $14.79
AUV at end of period                                                      $15.66      $15.74      $15.84       $15.84      $15.47
Number of accumulation units outstanding at end of period                995,189   1,471,076   2,484,858    2,632,853   2,196,941
ING MARSICO GROWTH
(Fund first available during April 1996)
AUV at beginning of period                                                $13.76      $10.52      $15.14       $22.02      $28.62
AUV at end of period                                                      $15.26      $13.76      $10.52       $15.14      $22.02
Number of accumulation units outstanding at end of period              3,759,407   4,384,496   4,849,912    5,960,686   6,778,262
ING MFS MID CAP GROWTH
(Fund first available during October 1994)
AUV at beginning of period                                                $22.02      $16.05      $31.80       $42.23      $39.59
AUV at end of period                                                      $24.98      $22.02      $16.05       $31.80      $42.23
Number of accumulation units outstanding at end of period              3,732,995   4,553,302   4,997,660    6,138,195   6,870,355
ING MFS TOTAL RETURN
(Fund first available during October 1994)
AUV at beginning of period                                                $22.14      $19.23      $20.56       $20.75      $18.06
AUV at end of period                                                      $24.26      $22.14      $19.23       $20.56      $20.75
Number of accumulation units outstanding at end of period              6,547,364   7,715,877   8,639,777    9,848,165  10,447,290
ING OPPENHEIMER MAIN STREET
(Fund first available during October 1994)
AUV at beginning of period                                                $18.60      $15.14      $20.44       $26.39      $28.04
AUV at end of period                                                      $20.70      $18.60      $15.14       $20.44      $26.39
Number of accumulation units outstanding at end of period              6,387,483   7,848,496   9,139,249   11,117,780  12,794,990

                                                                            1999        1998        1997         1996        1995
                                                                            ----        ----        ----         ----        ----
ING EAGLE ASSET CAPITAL APPRECIATION
(Fund first available during June 1998)
AUV at beginning of period                                                $18.31      $18.81
AUV at end of period                                                      $18.14      $18.31
Number of accumulation units outstanding at end of period                 83,289      13,490
ING HARD ASSETS
(Fund first available during June 1998)
AUV at beginning of period                                                $14.28      $18.34
AUV at end of period                                                      $17.37      $14.28
Number of accumulation units outstanding at end of period                 54,852      23,848
ING INTERNATIONAL
(Fund first available during April 1996)
AUV at beginning of period                                                $10.29       $9.90      $10.28       $10.00
AUV at end of period                                                      $15.57      $10.29       $9.90       $10.28
Number of accumulation units outstanding at end of period              3,737,771   4,170,416   3,909,438    2,025,705
ING JENNISON EQUITY OPPORTUNITIES
(Fund first available during June 1998)
AUV at beginning of period                                                $24.50      $23.72
AUV at end of period                                                      $30.11      $24.50
Number of accumulation units outstanding at end of period                118,846      68,343
ING LIMITED MATURITY BOND
(Fund first available during August 1998)
AUV at beginning of period                                                $16.77      $16.41
AUV at end of period                                                      $16.72      $16.77
Number of accumulation units outstanding at end of period              2,225,986   2,627,993
ING LIQUID ASSETS
(Fund first available during August 1998)
AUV at beginning of period                                                $14.33      $14.14
AUV at end of period                                                      $14.79      $14.33
Number of accumulation units outstanding at end of period              3,594,722   2,338,381
ING MARSICO GROWTH
(Fund first available during April 1996)
AUV at beginning of period                                                $16.29      $13.03      $11.42       $10.00
AUV at end of period                                                      $28.62      $16.29      $13.03       $11.42
Number of accumulation units outstanding at end of period              6,813,472   5,276,364   4,326,092    1,238,349
ING MFS MID CAP GROWTH
(Fund first available during October 1994)
AUV at beginning of period                                                $22.43      $18.52      $15.70       $13.21      $10.35
AUV at end of period                                                      $39.59      $22.43      $18.52       $15.70      $13.21
Number of accumulation units outstanding at end of period              5,971,726   5,924,179   4,824,912    2,602,724     759,597
ING MFS TOTAL RETURN
(Fund first available during October 1994)
AUV at beginning of period                                                $17.72      $16.10      $13.51       $12.05       $9.81
AUV at end of period                                                      $18.06      $17.72      $16.10       $13.51      $12.05
Number of accumulation units outstanding at end of period             11,904,647  12,496,328   9,244,010    4,354,338   1,312,565
ING OPPENHEIMER MAIN STREET
(Fund first available during October 1994)
AUV at beginning of period                                                $22.89      $18.87      $15.93       $13.10       $9.72
AUV at end of period                                                      $28.04      $22.89      $18.87       $15.93      $13.10
Number of accumulation units outstanding at end of period             13,175,088  14,188,265  10,839,609    4,845,240   1,255,752


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

                                                                            2004          2003       2002          2001      2000
                                                                            ----          ----       ----          ----      ----
ING PIMCO CORE BOND
(Fund first available during October 1994)
AUV at beginning of period                                                $13.12      $12.71      $11.86       $11.74      $11.79
AUV at end of period                                                      $13.57      $13.12      $12.71       $11.86      $11.74
Number of accumulation units outstanding at end of period                648,873     772,032     872,902      594,128     594,326
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period                                                $10.00
AUV at end of period                                                      $10.82
Number of accumulation units outstanding at end of period                561,347
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period                                                $11.71       $8.55      $11.65       $11.59      $10.00
AUV at end of period                                                      $12.45      $11.71       $8.55       $11.65      $11.59
Number of accumulation units outstanding at end of period                450,071     545,676     514,966      577,461     301,680
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period                                                $10.45       $8.07      $10.63       $11.26      $10.00
AUV at end of period                                                      $11.32      $10.45       $8.07       $10.63      $11.26
Number of accumulation units outstanding at end of period                293,846     325,880     325,164      356,036     261,822
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during February 1997)
AUV at beginning of period                                                $34.52      $27.96      $28.22       $26.04      $21.65
AUV at end of period                                                      $39.69      $34.52      $27.96       $28.22      $26.04
Number of accumulation units outstanding at end of period              1,088,181   1,130,633   1,227,501    1,063,959     859,960
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during June 1998)
AUV at beginning of period                                                $25.24      $20.45      $23.90       $23.91      $21.47
AUV at end of period                                                      $28.60      $25.24      $20.45       $23.90      $23.91
Number of accumulation units outstanding at end of period                345,538     292,013     253,526      239,292     119,922
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during February 1997)
AUV at beginning of period                                                 22.94      $18.19      $21.65       $24.94      $25.83
AUV at end of period                                                      $25.81       22.94      $18.19       $21.65      $24.94
Number of accumulation units outstanding at end of period              1,769,408   1,987,591   2,188,290    2,517,254   2,837,674
ING VAN KAMPEN REAL ESTATE
(Fund first available during June 1998)
AUV at beginning of period                                                $38.11      $28.06      $28.40       $26.64      $20.62
AUV at end of period                                                      $51.76      $38.11      $28.06       $28.40      $26.64
Number of accumulation units outstanding at end of period                241,125     215,861     207,524      130,768      93,265
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period                                                 $6.63       $5.21       $7.02        $8.75      $10.00
AUV at end of period                                                       $7.15       $6.63       $5.21        $7.02       $8.75
Number of accumulation units outstanding at end of period                 91,034      85,081      65,581       42,505      26,433
JENNISON PORTFOLIO
(Fund first available during May 2000)
AUV at beginning of period                                                 $5.46       $4.27       $6.30        $7.85      $10.00
AUV at end of period                                                       $5.88       $5.46       $4.27        $6.30       $7.85
Number of accumulation units outstanding at end of period                186,102      93,918      88,519       77,059      23,361

                                                                            1999        1998        1997         1996        1995
                                                                            ----        ----        ----         ----        ----
ING PIMCO CORE BOND
(Fund first available during October 1994)
AUV at beginning of period                                                $13.09      $11.87      $11.96       $11.55      $10.06
AUV at end of period                                                      $11.79      $13.09      $11.87       $11.96      $11.55
Number of accumulation units outstanding at end of period                767,498     946,714   1,002,889      705,870     311,689
ING PIMCO HIGH YIELD
(Fund first available during May 2004)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS ALL CAP
(Fund first available during February 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING SALOMON BROTHERS INVESTORS
(Fund first available during February 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
ING T. ROWE PRICE CAPITAL APPRECIATION
(Fund first available during February 1997)
AUV at beginning of period                                                $20.53      $19.66      $17.40
AUV at end of period                                                      $21.65      $20.53      $19.66
Number of accumulation units outstanding at end of period                763,936     779,994     430,012
ING T. ROWE PRICE EQUITY INCOME
(Fund first available during June 1998)
AUV at beginning of period                                                $21.94      $21.36
AUV at end of period                                                      $21.47      $21.94
Number of accumulation units outstanding at end of period                128,090      43,654
ING VAN KAMPEN GROWTH & INCOME
(Fund first available during February 1997)
AUV at beginning of period                                                $22.61      $20.09      $16.36
AUV at end of period                                                      $25.83      $22.61      $20.09
Number of accumulation units outstanding at end of period              2,969,224   2,936,234   1,561,703
ING VAN KAMPEN REAL ESTATE
(Fund first available during June 1998)
AUV at beginning of period                                                $21.74      $24.06
AUV at end of period                                                      $20.62      $21.74
Number of accumulation units outstanding at end of period                 35,910      11,546
ING VP WORLDWIDE GROWTH
(Fund first available during May 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period
JENNISON PORTFOLIO
(Fund first available during May 2000)
AUV at beginning of period
AUV at end of period
Number of accumulation units outstanding at end of period


                                       A3

EquiSelect - 134809

                                                                            2004          2003       2002          2001      2000
                                                                            ----          ----       ----          ----      ----
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 1998)
AUV at beginning of period                                                $10.35       $8.05      $10.23       $11.72      $13.13
AUV at end of period                                                      $11.31      $10.35       $8.05       $10.23      $11.72
Number of accumulation units outstanding at end of period                456,599     555,024     803,496      746,623     745,666

                                                                            1999        1998        1997         1996        1995
                                                                            ----        ----        ----         ----        ----
PIMCO STOCKSPLUS GROWTH & INCOME
(Fund first available during May 1998)
AUV at beginning of period                                                $11.11      $10.00
AUV at end of period                                                      $13.13      $11.11
Number of accumulation units outstanding at end of period                621,032     573,723


                                       A4

EquiSelect - 134809

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" and "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

--------------------------------------------------------------------------------------------------
LIST OF FUND NAME CHANGES
--------------------------------------------------------------------------------------------------
FORMER FUND NAME                                   CURRENT FUND NAME
--------------------------------------------------------------------------------------------------
ING Capital Guardian Large Cap Value Portfolio     ING Capital Guardian U.S. Equities Portfolio
--------------------------------------------------------------------------------------------------
ING Capital Guardian Small Cap Portfolio           ING Capital Guardian Small/Mid Cap Portfolio
--------------------------------------------------------------------------------------------------
ING Developing World Portfolio                     ING JPMorgan Emerging Markets Equity Portfolio
--------------------------------------------------------------------------------------------------
ING Hard Assets Portfolio                          ING Global Resources Portfolio
--------------------------------------------------------------------------------------------------
ING MFS Research Portfolio                         ING Oppenheimer Main Street Portfolio
--------------------------------------------------------------------------------------------------
ING VP Bond Portfolio                              ING VP Intermediate Bond Portfolio
--------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio                  ING VP Global Equity Dividend Portfolio
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as "Master-Feeder" and "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.


LIST OF FUND NAME CHANGES
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
FORMER FUND NAME                                                  CURRENT FUND NAME
ING Capital Guardian Large Cap Value Portfolio                    ING Capital Guardian U.S. Equities Portfolio
ING Capital Guardian Small Cap Portfolio                          ING Capital Guardian Small/Mid Cap Portfolio
ING Developing World Portfolio                                    ING JPMorgan Emerging Markets Equity Portfolio
ING Hard Assets Portfolio                                         ING Global Resources Portfolio
ING MFS Research Portfolio                                        ING Oppenheimer Main Street Portfolio
ING VP Bond Portfolio                                             ING VP Intermediate Bond Portfolio
ING VP Worldwide Growth Portfolio                                 ING VP Global Equity Dividend Portfolio


Equi-Select                                      B1

----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING INVESTORS TRUST
  7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------
ING AIM MID CAP GROWTH PORTFOLIO (Class S)                        Seeks capital appreciation. Normally, invests at least 80%
INVESTMENT ADVISER:  Directed Services, Inc.                      of its assets in securities of mid-capitalization
INVESTMENT SUBADVISER: A I M Capital Management, Inc.             companies. May also invest up to 25% in foreign securities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING ALLIANCE MID CAP GROWTH PORTFOLIO                             Seeks long-term total return. Invests in common stocks of
    (Class S)                                                     middle capitalization companies. Normally invests
    INVESTMENT ADVISER: Directed Services, Inc.                   substantially all of its assets in high-quality common
    INVESTMENT SUBADVISER: Alliance Capital Management, L.P.      stocks that the subadviser expects to increase in value.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING AMERICAN FUNDS GROWTH PORTFOLIO                               Seeks to make your investment grow.  The Portfolio operates
    INVESTMENT ADVISER: ING Investments, LLC                      as a "feeder fund" which invests all of its assets in the
    INVESTMENT SUBADVISER: Capital Research and Management        "master fund" which is Class 2 shares of the Growth Fund, a
    Company                                                       series of American Funds Insurance Series(R), a registered open-end investment company. The master fund invests
                                                                  primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth
                                                                  Fund is designed for investors seeking long-term capital
                                                                  appreciation through stocks.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO                        Seeks to make your investment grow and provide you with
    INVESTMENT ADVISER: ING Investments, LLC                      income over time. The Portfolio operates as a "feeder
    INVESTMENT SUBADVISER: Capital Research and Management        fund" which invests all of its assets in the "master fund"
                                                                  Company which is Class 2 shares of the Growth-Income Fund, a series of American Funds Insurance Series(R), a registered open-end investment company. The master fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income
                                                                  Fund is designed for investors seeking both capital
                                                                  appreciation and income.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO                        Seeks to make your investment grow over time. The Portfolio
    INVESTMENT ADVISER:  ING Investments, LLC                     operates as a "feeder fund" which invests all of its assets
    INVESTMENT SUBADVISER:  Capital Research and Management       in the "master fund" which is Class 2 shares of the
    Company                                                       International Fund, a series of American Funds Insurance
                                                                  Series(R), a registered open-end investment company. The
                                                                  master fund invests primarily in common stocks of companies located outside the United States. The International Fund is designed for investors seeking capital appreciation through stocks.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO                     Seeks capital appreciation. Current income is only an
    (Class S)                                                     incidental consideration. Invests primarily in common
    INVESTMENT ADVISER:  Directed Services, Inc.                  stocks traded in securities markets throughout the world.
    INVESTMENT SUBADVISER: Capital Guardian Trust Company         May invest up to 100% of its total assets in securities
                                                                  traded in securities markets outside the United States.
                                                                  Generally invests at least 65% of its total assets in at
                                                                  least three different countries, one of which may be the
                                                                  United States.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------



Equi-Select                                      B2

----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
                                                                  Seeks long-term capital appreciation. Invests at least 80%
ING CAPITAL GUARDIAN SMALL/MID CAP PORTFOLIO                      of its assets in equity securities of small/mid
   (Class S)                                                      capitalization ("small/mid-cap") companies.
   (formerly ING Capital Guardian Small Cap Portfolio)
   INVESTMENT ADVISER:  Directed Services, Inc.
   INVESTMENT SUBADVISER: Capital Guardian Trust Company
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
                                                                  Seeks long-term growth of capital and income. Invests,
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO                      under normal market conditions, at least 80% of its assets
   (Class S)                                                      in equity and equity-related securities of issuers located
   (formerly ING Capital Guardian Large Cap Value Portfolio)      in the United States.
   INVESTMENT ADVISER:  Directed Services, Inc.
   INVESTMENT SUBADVISER: Capital Guardian Trust Company
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING EAGLE ASSET CAPITAL APPRECIATION PORTFOLIO
    (Class S)                                                     Seeks capital appreciation. Dividend income is a secondary
    INVESTMENT ADVISER:  Directed Services, Inc.                  objective. Normally invests at least 80% of its assets in
    INVESTMENT SUBADVISER: Eagle Asset Management, Inc.           equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING EVERGREEN HEALTH SCIENCES PORTFOLIO                           A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                     growth.  Normally invests at 80% of its assets in the
    INVESTMENT ADVISER: Directed Services, Inc.                   equity securities of healthcare companies.  May invest in
    INVESTMENT SUBADVISER: Evergreen Investment Management Co.,   well as small- and medium-sized companies.
    Inc.                                                          securities of relatively well-known and large companies as
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING EVERGREEN OMEGA PORTFOLIO                                     Seeks long-term capital growth. Invests primarily in common
    (Class S)                                                     stocks and securities convertible into common stocks
    INVESTMENT ADVISER: Directed Services, Inc.                   of U.S. companies across all market capitalizations.  May
    INVESTMENT SUBADVISER: Evergreen Investment Management Co.,   invest up to 25% of its assets in foreign securities.
    Inc.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO                           Seeks long-term growth of capital. Normally invests
    (Class S)                                                     primarily in common stocks and normally invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of assets in securities of companies with medium market
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     capitalizations.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING FMRSM EARNINGS GROWTH PORTFOLIO                               Seeks growth of capital over the long term. Normally
    (Class S)                                                     invests primarily in common stocks. Invests the assets in
    INVESTMENT ADVISER:  Directed Services, Inc.                  companies it believes have above-average growth potential.
    INVESTMENT SUBADVISER: Fidelity Management & Research Co.     Growth may be measured by factors such as earnings or
                                                                  revenue. Companies with high growth potential tend to be
                                                                  companies with higher than average price/earnings (P/E) or price/book (P/B) ratios.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING GLOBAL RESOURCES PORTFOLIO (Class S)                          A non-diversified Portfolio that seeks long-term capital
    (formerly ING Hard Assets Portfolio)                          appreciation. Normally invests at least 80% of its assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in the equities of producers of commodities.
    INVESTMENT SUBADVISER: ING Investment Management Co.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------


Equi-Select                                      B3

----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING GOLDMAN SACHS TOLLKEEPERSM PORTFOLIO* (Class S)               Seeks long-term growth of capital. Invests, under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  circumstances, at least 80% of its net assets plus any
    INVESTMENT SUBADVISER: Goldman Sachs Asset Management, L.P.   borrowings for investment purposes (measured at time of
                                                                  purchase) in equity investments in "Tollkeeper" companies, which are high-quality technology, media, or service
     * Goldman Sachs TollkeeperSM is a service mark of Goldman    companies that adopt or use technology to improve cost
       Sachs & Co.                                                structure, revenue opportunities, and/or competitive
                                                                  advantage.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING JANUS CONTRARIAN PORTFOLIO (Class S)                          A non-diversified Portfolio that seeks capital
    INVESTMENT ADVISER:  Directed Services, Inc.                  appreciation. Invests, under normal circumstances, at least
    INVESTMENT SUBADVISER: Janus Capital Management, LLC          80% of its net assets (plus borrowings for investment
                                                                  purposes) in equity securities with the potential for
                                                                  long-term growth of capital.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES PORTFOLIO                       Seeks long-term capital growth. Normally invests at least
    (Class S)                                                     80% of its net assets (plus any borrowings for investment
    INVESTMENT ADVISER:  Directed Services, Inc.                  purposes) in attractively valued equity securities of
    INVESTMENT SUBADVISER: Jennison Associates, LLC               companies with current or emerging earnings growth it
                                                                  believes to be not fully appreciated or recognized by the
                                                                  market.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (Class S)          Seeks capital appreciation.  Normally invests at least 80%
    (formerly ING Developing World Portfolio)                     of its assets in securities of issuers located in at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  three countries with emerging securities markets.  May also
    INVESTMENT SUBADVISER: JPMorgan Investment Management Inc.    invest to a lesser extent in debt securities of issuers in countries with emerging markets. May also invest in
                                                                  high-quality, short-term money market instruments and
                                                                  repurchase agreements.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY PORTFOLIO                           Seeks capital growth over the long term. Under normal
    (Class S)                                                     market conditions, invests at least 80% of its total assets
    INVESTMENT ADVISER:  Directed Services, Inc.                  in equity securities of small-cap companies. May invest up
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      to 20% of its assets in foreign securities, convertible
    Inc.                                                          securities and high quality money market instruments and
                                                                  repurchase agreements.  May invest in REITs and derivatives.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO                        Seeks to provide long-term capital appreciation. Under
    (Class S)                                                     normal market conditions, the Portfolio invests at least
    INVESTMENT ADVISER:  Directed Services, Inc.                  80% of its assets in equity securities of mid and
    INVESTMENT SUBADVISER: J.P. Morgan Investment Management      large-capitalization companies at the time of purchase.
    Inc.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO (Class S)                       Seeks long-term growth of capital.  Under normal
    INVESTMENT ADVISER:  Directed Services, Inc.                  conditions, invests in a wide variety of international
    INVESTMENT SUBADVISER: Julius Baer Investment Management LLC  equity securities issued through the world, normally excluding the United States. Normally invests at least 80%
                                                                  of its assets in equity securities tied economically to
                                                                  countries outside the United States.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------


Equi-Select                                      B4

----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING LEGG MASON VALUE PORTFOLIO (Class S)                          A non-diversified portfolio that seeks long-term growth of capital. Normally invests in equity securities, including
    INVESTMENT ADVISER:  Directed Services, Inc.                  foreign securities, that offer the potential for capital
    INVESTMENT SUBADVISER:  Legg Mason Funds Management, Inc.     growth. May also invest in companies with market
                                                                  capitalizations greater than $5 billion, but may invest in companies of any size. May also invest up to 25% of its total assets in long-term debt securities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO                         Seeks growth of capital and some current income.  Invests
                                                                  in a combination of underlying funds according to a fixed
    INVESTMENT ADVISER:  ING Investments, LLC                     formula that over time should reflect an allocation of
                                                                  approximately 80% in equity securities and 20% in fixed
                                                                  income securities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING LIFESTYLE GROWTH PORTFOLIO                                    Seeks growth of capital and current income.  Invests in a
                                                                  combination of underlying funds according to a fixed
    INVESTMENT ADVISER:  ING Investments, LLC                     formula that over time should reflect an allocation of
                                                                  approximately 50% in equity securities and 50% in fixed
                                                                  income securities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING LIFESTYLE MODERATE GROWTH PORTFOLIO                           Seeks growth of capital and current income.  Invests in a
                                                                  combination of underlying funds according to a fixed
    INVESTMENT ADVISER:  ING Investments, LLC                     formula that over time should reflect an allocation of
                                                                  approximately 50% in equity securities and 50% in fixed
                                                                  income securities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING LIFESTYLE MODERATE PORTFOLIO                                  Seeks growth of capital and a low to moderate level of
                                                                  current income.  Invests in a combination of underlying
    INVESTMENT  ADVISER: ING                                      Investments,  LLC funds according to a fixed formula that
                                                                  over time should reflect an allocation of approximately 65%
                                                                  in equity securities and 35% in fixed income securities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING LIQUID ASSETS PORTFOLIO (Class S)                             Seeks high level of current income consistent with the
    INVESTMENT ADVISER:  Directed Services, Inc.                  preservation of capital and liquidity. Strives to maintain
    INVESTMENT SUBADVISER: ING Investment Management Co.          a stable $1 per share net asset value and its investment
                                                                  strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)                            Seeks capital appreciation. Invests primarily in equity
    INVESTMENT ADVISER:  Directed Services, Inc.                  securities selected for their growth potential. May invest
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        in companies of any size, from larger, well-established
                                                                  companies to smaller, emerging growth companies.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO (Class S)       Seeks long-term growth of capital. Invests primarily (no
    INVESTMENT ADVISER:  Directed Services, Inc.                  less than 65% of its total assets) in common stocks of
    INVESTMENT SUBADVISER: Marsico Capital Management, LLC        foreign companies that are selected for their long-term
                                                                  growth potential. May invest in companies of any size
                                                                  throughout the world. Normally invests in issuers from at
                                                                  least three different countries not including the United
                                                                  States and generally maintains a core position of between
                                                                  35 and 50 common stocks. May invest in common stocks of
                                                                  companies operating in emerging markets.
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


Equi-Select                                      B5

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
ING MERCURY FOCUS VALUE PORTFOLIO (Class S)                       Seeks long-term growth of capital. Invests primarily in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  diversified portfolio consisting of equity securities that
    INVESTMENT SUBADVISER: Mercury Advisors                       it believes are undervalued relative to its assessment of
                                                                  the current or prospective condition of the issuer.
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ING MERCURY LARGECAP GROWTH PORTFOLIO                             Seeks long-term growth of capital. Invests at least 80% of
    (Class S)                                                     its assets in equity securities of large capitalization
    INVESTMENT ADVISER:  Directed Services, Inc.                  companies located in the United States believed to have
    INVESTMENT SUBADVISER: Mercury Advisors                       good prospects for earnings growth.  These securities will be selected from companies that are included in the Russell
                                                                  1000(R) Growth Index. May invest up to 10% of its total
                                                                  assets in securities issued by foreign companies. Normally will invest a portion of its assets in short-term debt
                                                                  securities.
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ING MFS MID CAP GROWTH PORTFOLIO (Class S)                        Seeks long-term growth of capital. Normally invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its net assets in common stocks and related
    INVESTMENT SUBADVISER: Massachusetts Financial Services       securities (such as preferred stocks, convertible
    Company                                                       securities and depositary receipts) of companies with
                                                                  medium market capitalizations (or "mid-cap companies") which it believes have above-average growth potential.
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----------------------------------------------------------------- -------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                          Seeks above-average income (compared to a portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  entirely invested in equity securities) consistent with the
    INVESTMENT SUBADVISER: Massachusetts Financial Services       prudent employment of capital. Secondarily seeks reasonable
    Company                                                       opportunity for growth of capital and income. Invests in a combination of equity and fixed income securities.
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ING MFS UTILITIES PORTFOLIO (Class S)                             A non-diversified portfolio that seeks capital growth and
    INVESTMENT ADVISER:  Directed Services, Inc.                  current income. Normally invests at least 80% of its net
    INVESTMENT SUBADVISER: Massachusetts Financial Services       assets in equity and debt securities of domestic and
    Company                                                       foreign (including emerging markets) companies in the
                                                                  utilities industry.
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ING OPPENHEIMER MAIN STREET PORTFOLIO (Class S)                   Seeks long-term growth of capital and future income.
    (formerly ING MFS Research Portfolio)                         Normally invests mainly in common stocks of U.S. companies
    INVESTMENT ADVISER:  Directed Services, Inc.                  of different capitalization ranges, presently focusing on
    INVESTMENT SUBADVISER: OppenheimerFunds, Inc.                 large-capitalization issuers. May also invest in debt
                                                                  securities, such as bonds and debentures, but does not
                                                                  currently emphasize these investments.
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----------------------------------------------------------------- -------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO (Class S)                           Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management. Invests, under
    INVESTMENT SUBADVISER: Pacific Investment Management          normal circumstances, at least 80% of its net assets (plus
    Company LLC                                                   borrowings for investment purposes) in a diversified
                                                                  portfolio of fixed income instruments of varying maturities.
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


Equi-Select                                      B6

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
ING PIMCO HIGH YIELD PORTFOLIO (Class S)                          Seeks maximum total return, consistent with preservation of
    INVESTMENT ADVISER:  Directed Services, Inc.                  capital and prudent investment management.  Normally
    INVESTMENT SUBADVISER:  Pacific Investment Management         invests at least 80% of its net assets (plus borrowings for
    Company LLC                                                   investment purposes) in a diversified portfolio of high
                                                                  yield securities ("junk bonds") rated below investment grade but rated at least CCC/Caa by Moody's Investors Service, Inc.,
                                                                  Standard and Poor's Rating Service, or Fitch, or if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of total assets in CCC/Caa securities,
                                                                  determined at the time of investment.
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ING PIONEER FUND PORTFOLIO (Class S)                              Seeks reasonable income and capital growth. Invests in a
    INVESTMENT ADVISER:  Directed Services, Inc.                  broad list of carefully selected securities believed to be
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    reasonably priced, rather than in securities whose prices
                                                                  reflect a premium resulting from their current market
                                                                  popularity. Invests the major portion of its assets in
                                                                  equity securities, primarily of U.S. issuers.
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ING PIONEER MID CAP VALUE PORTFOLIO (Class S)                     Seeks capital appreciation. Normally invests at least 80%
    INVESTMENT ADVISER:  Directed Services, Inc.                  of its total assets in equity securities of mid-size
    INVESTMENT SUBADVISER: Pioneer Investment Management, Inc.    companies, that is companies with market values within the range of market values of companies included in the Russell
                                                                  Midcap Value Index.
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ING SALOMON BROTHERS ALL CAP PORTFOLIO (Class S)                  A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  through investment in securities which it believes have
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     above-average capital appreciation potential. Invests
    Inc.                                                          primarily in common stocks and common stock equivalents,
                                                                  such as preferred stocks and securities convertible into
                                                                  common stocks, of companies it believes are undervalued in the marketplace.
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ING SALOMON BROTHERS INVESTORS PORTFOLIO                          Seeks long-term growth of capital.  Secondarily seeks
    (Class S)                                                     current income.  Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  U.S. companies.  May also invest in other securities.  To a
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management,     lesser degree, invests in income producing securities such
    Inc.                                                          as debt securities, and may also invest in securities of
                                                                  foreign issuers.
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----------------------------------------------------------------- -------------------------------------------------------------
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO                  Seeks, over the long-term, a high total investment return,
    (Class S)                                                     consistent with the preservation of capital and prudent
    INVESTMENT ADVISER:  Directed Services, Inc.                  investment risk. Pursues an active asset allocation
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         strategy whereby investments are allocated among three
                                                                  asset classes - equity securities, debt securities and money market instruments. May invest up to 25% of its net assets in foreign equity securities.
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ING T. ROWE PRICE EQUITY INCOME PORTFOLIO                         Seeks substantial dividend income as well as long-term
    (Class S)                                                     growth of capital. Normally invests at least 80% of its
    INVESTMENT ADVISER:  Directed Services, Inc.                  assets in common stocks, with 65% in the common stocks of
    INVESTMENT SUBADVISER: T. Rowe Price Associates, Inc.         well-established companies paying above-average dividends.
                                                                  May also invest in convertible securities, warrants and
                                                                  preferred stocks, foreign securities, debt securities
                                                                  including high-yield debt securities and future and options.
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


Equi-Select                                      B7

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
ING UBS U.S. ALLOCATION PORTFOLIO (Class S)                       Seeks to maximize total return over the long term by
    INVESTMENT ADVISER:  Directed Services, Inc.                  allocating its assets among stocks, bonds, short-term
    INVESTMENT SUBADVISER: UBS Global Asset Management            instruments and other investments. Allocates its assets
    (Americas) Inc.                                               among the following classes, or types, of investments:
                                                                  stocks, bonds, and short-term money market debt obligations.
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ING VAN KAMPEN EQUITY GROWTH PORTFOLIO                            Seeks long-term capital appreciation. Under normal
    (Class S)                                                     circumstances, at least 80% of the net assets of the
    INVESTMENT ADVISER:  Directed Services, Inc.                  Portfolio will be invested in equity securities (plus
    INVESTMENT SUBADVISER: Van Kampen                             borrowings for investment purposes). Invests primarily in
                                                                  growth-oriented companies. May invest, to a limited extent, in foreign companies that are listed on U.S. exchanges or
                                                                  traded in U.S. markets.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO                         A non-diversified Portfolio that seeks long-term capital
    (Class S)                                                     appreciation. Invests primarily in equity securities of
    INVESTMENT ADVISER:  Directed Services, Inc.                  issuers located throughout the world that it believes have,
    INVESTMENT SUBADVISER: Van Kampen                             among other things, resilient business franchises and
                                                                  growth potential. Under normal market conditions, invests
                                                                  at least 65% of its total assets in securities of issuers
                                                                  from at least three different countries, which may include the United States.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO                        Seeks long-term growth of capital and income. Under normal
    (Class S)                                                     market conditions, investing primarily in what it believes
    INVESTMENT ADVISER:  Directed Services, Inc.                  to be income-producing equity securities, including common
    INVESTMENT SUBADVISER: Van Kampen                             stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt
                                                                  securities rated "investment grade," which are securities
                                                                  rated within the four highest grades assigned by Standard
                                                                  & Poor's or by Moody's Investors Service, Inc.
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----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO (Class S)                    A non-diversified Portfolio that seeks capital appreciation
    INVESTMENT ADVISER:  Directed Services, Inc.                  and secondarily seeks current income. Invests at least 80%
    INVESTMENT SUBADVISER: Van Kampen                             of its assets in equity securities of companies in the U.S.
                                                                  real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated
                                                                  Quotation System ("NASDAQ").
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING PARTNERS, INC.
  151 Farmington Avenue, Hartford, CT  06156-8962
----------------------------------------------------------------- -------------------------------------------------------------
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                                                                  Seeks capital appreciation. Invests primarily (at least 80%
ING BARON SMALL CAP GROWTH PORTFOLIO (Service Class)              of total assets under normal circumstances) in securities
    INVESTMENT ADVISER: Directed Services, Inc.                   of smaller companies with market values under $2.5 billion
    INVESTMENT SUBADVISER: Bamco, Inc.                            as measured at the time of purchase.
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


Equi-Select                                      B8

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
ING FUNDAMENTAL RESEARCH PORTFOLIO (Service Class)                Seeks to maximize total return through investments in a
    INVESTMENT ADVISER: Directed Services, Inc.                   diversified portfolio of common stocks and securities
    INVESTMENT SUBADVISER: ING Investment Management Co.          convertible into common stock. Prior to July 5, 2005,
                                                                  invests at least 80% of assets in stocks included in the
                                                                  S&P 500 Index. Effective July 5, 2005, will invest at least
                                                                  65% of total assets in common stocks and securities convertible into common stocks. May invest principally in common stocks having significant potential for capital appreciation
                                                                  emphasizing stocks of larger companies. May also invest a
                                                                  portion of assets in stocks of mid-sized companies, and up to 25% of assets in stocks of foreign issuers, depending
                                                                  upon market conditions. May also invest in derivative
                                                                  instruments.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO                      Seeks long-term growth of capital.  Invests primarily (at
    (Service Class)                                               least 65% of total assets) in the equity securities of
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    foreign companies that the subadviser believes have high
    INVESTMENT SUBADVISER: J.P. Morgan Fleming Asset Management   growth potential.  Will normally invest in securities of at
    (London) Ltd.                                                 least three different countries other than the U.S. and
                                                                  will invest in both developed and developing markets.
----------------------------------------------------------------- -------------------------------------------------------------
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ING OPPENHEIMER GLOBAL PORTFOLIO (Service Class)                  Seeks capital appreciation. Invests mainly in common stocks
    INVESTMENT ADVISER:                                           of companies in the U.S. and foreign countries. Can invest
    INVESTMENT SUBADVISER:  OppenheimerFund Inc.                  without limit in foreign securities in any country, including countries with emerging markets. Currently emphasizes
                                                                  investments in developed markets such as the United States,
                                                                  Western European countries and Japan. May invest in
                                                                  companies of any size, but currently focuses its investments in mid- and large-cap companies. Normally will invest in at least three countries (one of which may be the United States).
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO                  Seeks long-term growth of capital. Invests primarily (at
    (Service Class)                                               least 80% of net assets under normal circumstances) in
    INVESTMENT ADVISER: ING Life Insurance and Annuity Company    common stocks and related securities, such as preferred
    INVESTMENT SUBADVISER: Salomon Brothers Asset Management      stock, convertible securities and depositary receipts, of
    Inc.                                                          emerging growth companies. May invest in foreign securities
                                                                  (including emerging market securities).
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
                                                                  Seeks long-term growth of capital and future income. Under
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO                           normal circumstances, invests at least 80% of net assets
    (Service Class)                                               (plus borrowings for investment purposes, if any) in equity
    INVESTMENT ADVISER:                                           securities of U.S. large capitalization companies.
    INVESTMENT SUBADVISER: UBS Global Asset Management            Investments in equity securities may include
                                                                  dividend-paying securities, common stock and preferred
                                                                  stock.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VAN KAMPEN COMSTOCK PORTFOLIO (Service Class)                 Seeks capital growth and income. Invests in a portfolio of
    INVESTMENT ADVISER:                                           equity securities, including common stocks, preferred
    INVESTMENT SUBADVISER: Van Kampen                             stocks and securities convertible into common and preferred stocks. May invest up to 25% of total assets in securities of foreign issuers and may purchase and sell certain
                                                                  derivative instruments, such as options, futures and options on futures, for various portfolio management purposes.
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


Equi-Select                                      B9

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
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (Service Class)        Seeks total return, consisting of long-term capital
    INVESTMENT ADVISER:                                           appreciation and current income. Normally invests at least
    INVESTMENT SUBADVISER: Van Kampen                             80% of net assets (plus any borrowings for investment
                                                                  purposes) in equity and income securities at the time of
                                                                  investment. Normally invests at least 65% of assets in
                                                                  income producing equity instruments (including common
                                                                  stocks, preferred stocks and convertible securities) and
                                                                  investment grade quality debt securities. May invest up to
                                                                  25% of total assets in securities of foreign issuers. May
                                                                  purchase and sell certain derivative instruments, such as
                                                                  options, futures contracts, and options on futures
                                                                  contracts, for various portfolio management purposes,
                                                                  including to earn income, to facilitate portfolio management and to mitigate risks.
----------------------------------------------------------------- -------------------------------------------------------------
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ING VARIABLE INSURANCE TRUST
   7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------
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ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO                           Seeks growth of capital with dividend income as a secondary
 (formerly ING VP Worldwide Growth Portfolio)                     consideration. Normally invests at least 80% of assets in
   INVESTMENT ADVISER: ING Investments, LLC                       equity securities of dividend paying companies. At least
   INVESTMENT SUBADVISER: ING Investment Management               Advisors 65% of assets will be invested in equity securities of B.V. issuers in at least three countries, one of which may be the U.S., with at least 75% of total assets in common and preferred stocks, warrants and convertible securities. May invest in companies located in countries with emerging
                                                                  securities markets when the fund's subadviser believes they present attractive investment opportunities.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
  7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO (Class S)                    Seeks to outperform the total return performance of the
    INVESTMENT ADVISER:  ING Investments, LLC                     Standard & Poor's 500 Composite Stock Price Index (S&P 500
    INVESTMENT SUBADVISER:  ING Investment                        Index), while maintaining a market level of risk.  Invests
    Management Co.,                                               at least 80% of assets in stocks included in the S&P 500
                                                                  Index.  The subadviser's objective is to overweight those
                                                                  stocks in the S&P 500 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks it believes will underperform the index.  May invest in derivatives.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VP INDEX PLUS MIDCAP PORTFOLIO (Class S)                      Seeks to outperform the total return performance of the
                                                                  Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index),
    INVESTMENT ADVISOR:  ING Investments, LLC                     while maintaining a market level of risk.  Invests at least
    INVESTMENT SUBADVISER:  ING Investment Management Co.         80% of assets in stocks included in the S&P MidCap 400
                                                                  Index. The subadviser's objective is to overweight those
                                                                  stocks in the S&P MidCap 400 Index that it believes will
                                                                  outperform the index and underweight (or avoid altogether)
                                                                  those stocks that it believes will underperform the index.
                                                                  May invest in  derivatives.
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


Equi-Select                                      B10

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----------------------------------------------------------------- -------------------------------------------------------------
ING VP INDEX PLUS SMALLCAP PORTFOLIO (Class S)
    INVESTMENT ADVISOR:  ING Investments, LLC                     Seeks to outperform the total return performance of the Standard
    INVESTMENT SUBADVISER:  ING Investment Management Co.         & Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P 600 Index. The subadviser's objective is to overweight those stocks in the S&P 600 Index that it believes will outperform the index and underweight (or avoid altogether)
                                                                  those stocks that it believes will underperform the index. May invest in derivatives.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
  7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VP FINANCIAL SERVICES PORTFOLIO (Class S)                     Seeks long-term capital appreciation. Under normal conditions,
    INVESTMENT ADVISER:  ING Investments, LLC                     invests at least 80% of assets in equity
    INVESTMENT SUBADVISER:  ING Investment Management Co.         securities and equity equivalent securities of companies
                                                                  principally engaged in the financial services industry.
                                                                  Equity securities in which the Portfolio invests are normally common stocks, but may also include preferred stocks,
                                                                  warrants and convertible securities. May invest in initial public offerings.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO (Class S)                 Seeks long-term capital appreciation. Normally invests at
    INVESTMENT ADVISER:  ING Investments, LLC                     least 80% of assets in the common stock of smaller,
    INVESTMENT SUBADVISER:  ING Investment Management Co.         lesser-known U.S. companies that the sub-adviser believes
                                                                  have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000
                                                                  Growth Index.
----------------------------------------------------------------- -------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO
----------------------------------------------------------------- -------------------------------------------------------------
ING VP INTERMEDIATE BOND PORTFOLIO (Class S)                      Seeks to maximize total return consistent with reasonable
    INVESTMENT ADVISER:  ING Investments, LLC                     risk, through investment in a diversified portfolio
    INVESTMENT SUBADVISER:  ING Investment                        consisting primarily of debt securities. It is anticipated
    Management Co.,                                               that capital appreciation and investment income will both
                                                                  be major factors in achieving total return. Under normal
                                                                  market conditions, the Portfolio invests at least 80% of its assets in a portfolio of bonds, including but not limited to corporate, government and mortgage bonds, which, at the time of investment, are rated investment grade or have an
                                                                  equivalent rating by a nationally recognized statistical
                                                                  rating organization, or of comparable quality if unrated.
                                                                  May also invest in: preferred stocks; high quality money
                                                                  market instruments; municipal bonds; debt securities of
                                                                  foreign issuers; mortgage- and asset-backed securities; and
                                                                  options and futures contracts involving securities,
                                                                  securities indices and interest rates. Although the
                                                                  portfolio may invest in high yield debt securities rated
                                                                  below investment grade, it seeks to maintain a minimum
                                                                  average portfolio quality of at least investment grade.
----------------------------------------------------------------- -------------------------------------------------------------
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FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    82 Devonshire Street, Boston, MA  02109
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


Equi-Select                                      B11

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
FIDELITY(R) VIP CONTRAFUND PORTFOLIO (Service Class 2)            Seeks long-term capital appreciation. Normally invests
    INVESTMENT ADVISER: Fidelity Management &   Research Co.      primarily in common stocks of companies whose value the
    INVESTMENT SUBADVISER: FMR Co., Inc.                          Portfolio's investment adviser believes is not fully
                                                                  recognized by the public.
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO                           Seeks reasonable income. Also considers the potential for
    (Service Class 2)                                             capital appreciation. Seeks to achieve a yield which
    INVESTMENT ADVISER: Fidelity Management &  Research Co.       exceeds the composite yield on the securities comprising
    INVESTMENT SUBADVISER: FMR Co., Inc.                          the Standard & Poor's 500SM Index. Normally invests at
                                                                  least 80% of total assets in income-producing equity
                                                                  securities (which tends to lead to investments in large cap
                                                                  "value" stocks).
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST
  600 Atlantic Avenue, Boston, MA  02210
----------------------------------------------------------------- -------------------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------------------
COLONIAL SMALL CAP VALUE FUND (Class B)                           The Fund seeks long-term growth by investing primarily in
    INVESTMENT ADVISER:  Columbia Management Advisers, Inc.       smaller capitalization (small-cap) equities.
----------------------------------------------------------------- -------------------------------------------------------------
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


                                      B12

EquiSelect - 134809

THE FOLLOWING PORTFOLIOS ARE WITHIN THE CURRENT GROUP OF ING PORTFOLIOS INCLUDED IN ONE OR MORE OF THE LIFESTYLE PORTFOLIOS:

ING Alliance Mid Cap Growth Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Liquid Assets Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Real Estate Portfolio
ING VP High Yield Bond Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP Small Company Portfolio

THE FOLLOWING PORTFOLIOS ARE THOSE WITHIN THE GROUP OF ING PORTFOLIOS THAT MAY BE INCLUDED IN ONE OR MORE OF THE ING LIFESTYLE PORTFOLIOS:

ING AIM Mid Cap Growth Portfolio
ING Alliance Mid Cap Growth Portfolio
ING American Century Large Company Value Portfolio
ING American Century Select Portfolio
ING Capital Guardian Managed Global Portfolio
ING Capital Guardian Small/Mid Cap Portfolio
ING Capital Guardian U.S. Equities Portfolio
ING Eagle Asset Capital Appreciation Portfolio
ING Evergreen Omega Portfolio
ING FMR(SM) Diversified Mid Cap Portfolio
ING FMR(SM) Earnings Growth Portfolio
ING Fundamental Research Portfolio
ING International Portfolio
ING Janus Contrarian Portfolio
ING Jennison Equity Opportunities Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING JPMorgan Small Cap Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING Liquid Asset Portfolio
ING Marsico Growth Portfolio
ING Marsico International Opportunities Portfolio
ING Mercury Focus Value Portfolio
ING Mercury Large Cap Growth Portfolio
ING MFS Capital Opportunities Portfolio
ING MFS Mid Cap Growth Portfolio
ING MFS Total Return Portfolio
ING OpCap Balanced Value Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Main Street Portfolio(R)
ING Oppenheimer Strategic Income Portfolio
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers All Cap Portfolio
ING Salomon Brothers Investors Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Equity Income Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio
ING Van Kampen Equity Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Balanced Portfolio
ING VP Growth and Income Portfolio
ING VP Growth Portfolio
ING VP High Yield Bond Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Intermediate Bond Portfolio
ING VP International Equity Portfolio
ING VP MidCap Opportunities Portfolio
ING VP Real Estate Portfolio
ING VP Small Company Portfolio
ING VP SmallCap Opportunities Portfolio
ING VP Value Opportunity Portfolio

THE PROSPECTUS FOR THE ING LIFESTYLE PORTFOLIO CONTAINS INFORMATION ABOUT THE UNDERLYING PORTFOLIOS INCLUDED IN THE ING LIFESTYLE PORTFOLIO.



                                      B13
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APPENDIX C
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                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x ..30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).


                                       C1

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                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa


EquiSelect - 134809                                                   04/29/2005


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--------------------------------------------------------------------------------
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT EQ
                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY


                                    PRIMELITE
--------------------------------------------------------------------------------


                                                                  APRIL 29, 2005


      This prospectus describes an individual flexible premium deferred variable Contract (the "Contract") issued by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our"). Prior to January 1, 2004, the Contract was issued by Equitable Life Insurance Company of Iowa ("Equitable Life"). (See "ING USA Annuity and Life Insurance Company" for information about the merger of Equitable Life with and into ING USA.) The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts"). We do not currently offer this Contract for sale to new purchasers.

      The Contract provides a means for you to invest your premium payments in one or more of the mutual fund investment portfolios. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select. For Contracts sold in some states, not all subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are:

     MASSACHUSETTS FINANCIAL SERVICES COMPANY
          ING MFS Mid-Cap Growth Portfolio (Class S)
          ING MFS Total Return Portfolio (Class S)
     OPPENHEIMERFUNDS, INC.
          ING Oppenheimer Main Street Portfolio
     SMITH BARNEY FUND MANAGEMENT LLC
          Appreciation Portfolio
          Smith Barney High Income Portfolio
          Smith Barney International All Cap Growth Portfolio
          Smith Barney Large Cap Value Portfolio
          Smith Barney Money Market Portfolio
     TRAVELERS INVESTMENT ADVISER, INC.
          Select Balanced Portfolio
          Select Growth Portfolio
          Select High Growth Portfolio


      The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account EQ. We refer to the divisions as "subaccounts."


      You have the right to return the Contract within 10 days after you receive it for a full refund of the contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

      REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTY TAXES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES, INCLUDING A MAXIMUM SURRENDER CHARGE OF UP TO 8.0% OF EACH PREMIUM PAYMENT. SEE "CHARGES AND FEES " FOR A MORE COMPLETE DESCRIPTION OF THE SURRENDER CHARGE.


      This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated April 29, 2005, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.


      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



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      AN INVESTMENT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT
INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



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--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

Index of Special Terms ....................................................   ii
Fees and Expenses .........................................................    1
Condensed Financial Information ...........................................    3
     Accumulation Unit ....................................................    3
     Net Investment Factor ................................................    3
     Performance Information ..............................................    3
     Financial Statements .................................................    3
ING USA Annuity and Life Insurance Company ................................    4
Separate Account EQ .......................................................    4
The Trusts and Funds ......................................................    5
Charges and Fees ..........................................................    5
     Surrender Charges Deducted from the
          Contract Value ..................................................    5
          Surrender Charge ................................................    6
          Free Withdrawal Amount ..........................................    6
          Surrender Charge for Excess Withdrawals .........................    6
          Premium Taxes ...................................................    6
          Administrative Charge ...........................................    6
          Transfer Charge .................................................    7
     Charges Deducted from the Subaccounts ................................    7
          Mortality and Expense Risk Charge ...............................    7
          Asset-Based Administrative Charge ...............................    7
     Trust and Fund Expenses ..............................................    7
The Annuity Contract ......................................................    8
     Contract Date and Contract Year ......................................    8
     Annuity Start Date ...................................................    8
     Contract Owner .......................................................    8
     Annuitant ............................................................    8
     Beneficiary ..........................................................    8
     Purchase and Availability of the Contract ............................    9
     Crediting of Premium Payments ........................................    9
     Administrative Procedures ............................................   11
     Contract Value .......................................................   11
     Contract Value in the Subaccounts ....................................   11
     Cash Surrender Value .................................................   11
     Surrendering to Receive the Cash Surrender Value .....................   12
     The Subaccounts ......................................................   12
     Addition, Deletion or Substitution of Subaccounts and Other Changes ..   12
     Other Contracts ......................................................   12
Withdrawals ...............................................................   13
Transfers Among Your Investments ..........................................   15
Death Benefit .............................................................   18
     Death Benefit During the Accumulation Phase ..........................   18
          Death Proceeds ..................................................   18
          Death of Annuitant ..............................................   19
          Death of Owner ..................................................   19
          Trust Beneficiary ...............................................   20
          Required Distributions Upon Contract Owner's Death ..............   20
The Annuity Options .......................................................   21
Other Contract Provisions .................................................   23
Other Information .........................................................   25
Federal Tax Considerations ................................................   26

Statement of Additional Information
     Table of Contents ....................................................SAI-1

Appendix A
     Condensed Financial Information ......................................   A1
Appendix B
     The Investment Portfolios ............................................   B1
Appendix C
     Surrender Charge for Excess Withdrawals
          Example .........................................................   C1


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INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    ------------------------------------------------------------
    SPECIAL TERM                                            PAGE
    ------------------------------------------------------------
    Accumulation Unit                                          3
    ------------------------------------------------------------
    Annuitant                                                  8
    ------------------------------------------------------------
    Annuity Start Date                                         8
    ------------------------------------------------------------
    Cash Surrender Value                                      11
    ------------------------------------------------------------
    Contract Date                                              8
    ------------------------------------------------------------
    Contract Owner                                             8
    ------------------------------------------------------------
    Contract Value                                            11
    ------------------------------------------------------------
    Contract Year                                              8
    ------------------------------------------------------------
    Death Benefit                                             18
    ------------------------------------------------------------
    Free Withdrawal Amount                                     6
    ------------------------------------------------------------
    Net Investment Factor                                      3
    ------------------------------------------------------------
    Net Rate of Return                                         3
    ------------------------------------------------------------

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

--------------------------------------------------------------------------------
TERM USED IN THIS PROSPECTUS             CORRESPONDING TERM USED IN THE CONTRACT
--------------------------------------------------------------------------------
Accumulation Phase                       Accumulation Period
--------------------------------------------------------------------------------
Annual Contract Administrative Charge    Annual Contract Maintenance Charge
--------------------------------------------------------------------------------
Annuity Start Date                       Maturity Date
--------------------------------------------------------------------------------
Asset-Based Administrative Charge        Administrative Charge
--------------------------------------------------------------------------------
Automatic Rebalancing                    Automatic Portfolio Rebalancing
--------------------------------------------------------------------------------
Business Day                             Valuation Date
--------------------------------------------------------------------------------
Cash Surrender Value                     Contract Withdrawal Value
--------------------------------------------------------------------------------
Contract Date                            Issue Date
--------------------------------------------------------------------------------
Contract Year                            Contract Anniversary Date
--------------------------------------------------------------------------------
Premium Payment                          Purchase Payment
--------------------------------------------------------------------------------
Surrender Charge                         Withdrawal Charge
--------------------------------------------------------------------------------
Systematic Withdrawals                   Automatic Withdrawals
--------------------------------------------------------------------------------


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FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

    Surrender Charge (as a percentage of each premium payment)...........  8%(1)

    Transfer Charge .......................................  $25 per transfer(2)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees or expenses.

PERIODIC FEES AND EXPENSES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE (3) ...............................    $30

SEPARATE ACCOUNT ANNUAL CHARGES (4) (as a percentage of average daily net asset values)

         Mortality and Expense Risk Charge..............................   1.25%
         Asset-Based Administrative Charge..............................   0.15%
              Total Separate Account Charges............................   1.40%

      (1) The surrender charge decreases 1% each year to 0% after the seventh year following receipt of the premium payment.

      (2) We may assess a transfer charge on each transfer after the first twelve transfers made each Contract year. We currently do not impose this charge, but reserve the right to do so in the future.

      (3) We deduct an administrative charge on each contract anniversary and on surrender. We will waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.

      (4) We deduct the mortality and expense risk charges and the asset based administrative charges daily.

TRUST OR FUND EXPENSES


The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. The minimum and maximum expenses listed below are for the year ended December 31, 2004 and do not take into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.


-----------------------------------------------------------------------------------------------------------
TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES(5)                             MINIMUM            MAXIMUM
-----------------------------------------------------------------------------------------------------------
(expenses that are deducted from Trust or Fund assets, including              0.35%              1.01%
management fees, distribution and/or service (12b-1) fees(6)and other expenses):
-----------------------------------------------------------------------------------------------------------


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      (5)   The minimum and maximum total operating expenses charged by a Trust or a Fund including applicable expense reimbursement or fee waiver arrangements would also be 0.35% to 1.01%. The expense reimbursement or fee arrangement reflected is expected to continue through May 1, 2006.


      (6) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

EXAMPLE:

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.


The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.10% of contract value. Note that, as shown in the first and second examples, surrender charges may apply if you choose to annuitize or surrender your Contract within the first 8 contract years following receipt of a premium payment.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
1) If you surrender your Contract at the end of the applicable time period:
--------------------------------------------------------------------------------
             1 year               3 years              5 years          10 years
             $1,054               $1,382               $1,735           $2,846
--------------------------------------------------------------------------------
2) If you annuitize at the end of the applicable time period:
--------------------------------------------------------------------------------
             1 year               3 years              5 years          10 years
            $1,054                $1,382               $1,735           $2,846
--------------------------------------------------------------------------------
3) If you do not surrender your Contract at the end of the applicable time period:
--------------------------------------------------------------------------------
             1 year               3 years              5 years          10 years
              $254                $782                 $1,335           $2,846
--------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THESE SHOWN. Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."


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CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account EQ has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account EQ offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information.

NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated as follows:

      (1) We take the net asset value of the subaccount at the end of each business day.

      (2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

      (3) We divide (2) by the net asset value of the investment portfolio at the end of the preceding business day.

      (4) We then subtract the daily mortality and expense risk charge and the daily asset-based administrative charge from each subaccount.

Calculations for the investment portfolios are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account EQ, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS


The statement of assets and liabilities of Separate Account EQ as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information. The consolidated financial statements and schedules of ING USA as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 are included in the Statement of Additional Information.



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--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Prior to January 1, 2004, the Contracts were issued by Equitable Life, an affiliate of ours. Equitable Life was a life insurance company founded in Iowa in 1867. On January 1, 2004, Equitable Life (and other affiliated companies) merged with and into ING USA Annuity and Life Insurance Company ("ING USA"), and ING USA assumed responsibility for Equitable Life's obligations under the Contracts.

ING USA is an Iowa stock life insurance company originally incorporated in Minnesota on January 2, 1973. Prior to the merger, ING USA was named Golden American Life Insurance Company. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V., a global financial institution based in The Netherlands. ING USA is authorized to sell insurance and annuities in the District of Columbia and all states, except New York. ING USA's consolidated financial statements appear in the Statement of Additional Information.


Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.


ING USA's principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT EQ
--------------------------------------------------------------------------------

Separate Account EQ was established as a separate account of the Company on July 14, 1988. Prior to January 1, 2004, Separate Account EQ was known as Equitable Life Insurance Company of Iowa Separate Account A. In connection with the merger of Equitable Life with and into ING USA, the Separate Account was transferred to ING USA on January 1, 2004, and renamed Separate Account EQ. Separate Account EQ is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Separate Account EQ is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account EQ but such assets are kept separate from our other accounts.


Separate Account EQ is divided in subaccounts. Each subaccount invests exclusively in shares of one mutual fund investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account EQ without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account EQ. If the assets in Separate Account EQ exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.


NOTE: We currently offer other variable annuity contracts that invest in Separate Account EQ but are not discussed in this prospectus. Separate Account EQ may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion or Substitution of Subaccounts and Other Changes."


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THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


Certain funds are designated as "Master-Feeder" or "LifeStyle Funds". Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses". Also, you should discuss with your registered representative whether the LifeStyle Funds are appropriate for you, particularly if you are a conservative investor.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts of Funds will monitor events to identify and resolve any material conflicts that may arise.


--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with the sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

SURRENDER CHARGES DEDUCTED FROM THE CONTRACT VALUE

For purposes of determining any applicable surrender charges under the Contract, contract value is removed in the following order: 1) earnings (contract value less premium payments not withdrawn); 2) premium payments in the Contract for more than 8 years (these premium payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the premium payments in the Contract for less than 8 years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payments made after the first withdrawal in the contract year but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than 8 years old); and 4) premium payments in the Contract for less than 8 years (these premium payments are removed on a first in, first out basis).

      SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 8-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:


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    COMPLETE YEARS ELAPSED      0    1    2    3    4    5    6    7    8+
      SINCE PREMIUM PAYMENT

    SURRENDER CHARGE            8%   7%   6%   5%   4%   3%   2%   1%   0%

      FREE WITHDRAWAL AMOUNT. At any time, you may make a withdrawal without the imposition of a surrender charge, of an amount equal to the sum of:

      o     earnings (contract value less unliquidated purchase payments);

      o     premium payments in the Contract for more than eight years; and

      o an amount which is equal to 10% of the premium payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the contract year, plus 10% of the premium payment made after the first withdrawal in the contract year (but before the next contract anniversary, less any withdrawals in the same contract year of premium payments less than eight years old).

      SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the free withdrawal amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax.

      PREMIUM TAXES. We may make a charge for state and local premium taxes depending on the contract owner's state of residence. The tax can range from 0% to 3.5% of the premium. We have the right to change this amount to conform with changes in the law or if the contract owner changes state of residence.

      We deduct the premium tax from your contract value on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it on surrender of the Contract, on excess withdrawals or on the annuity start date.

      ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary, or if you surrender your Contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract, unless waived by the Company. We deduct the annual administrative charge proportionately from all subaccounts in which you are invested. This charge is intended to compensate us for expenses associated with the administration of the Contract.

      TRANSFER CHARGE. You may make 12 free transfers each contract year. We reserve the right to assess a transfer charge equal to the lesser of 2% of the contract value transferred or an amount not greater than $25 for each transfer after the twelfth transfer in a contract year. We currently do not assess this charge. If such a charge is assessed, we would deduct the charge as noted in "Charges Deducted from the Contract Value" above. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose. However, we reserve the right to treat multiple transfers in a single day, auto rebalancing and dollar cost averaging as standard transfers when determining annual transfers and imposing the transfer charge. This charge is intended to cover the expenses we incur with processing surrenders.


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REDEMPTION FEES. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.


CHARGES DEDUCTED FROM THE SUBACCOUNTS

      MORTALITY AND EXPENSE RISK CHARGE. We deduct on each business day a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. The charge is deducted on each business day at the rate of .003446% for each day since the previous business day.

      If the mortality and expense risk charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

      The mortality and expense risk charge is guaranteed by the Company and cannot be increased. This charge is intended to compensate us for the mortality and expense risks we assume when we issue a Contract. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the Contracts and operating the subaccounts of the Separate Account are greater than we estimated.

      ASSET-BASED ADMINISTRATIVE CHARGE. We will deduct a daily charge from the assets in each subaccount, to compensate us for a portion of the administrative expenses under the Contract. The daily charge is at a rate of .000411% (equivalent to an annual rate of 0.15%) on the assets in each subaccount.

TRUST AND FUND EXPENSES

Each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. FOR A MORE COMPLETE DESCRIPTION OF THE FUNDS' FEES AND EXPENSES, REVIEW EACH FUND'S PROSPECTUS.

The Company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenue with respect to each of the funds available through the Contract. In terms of total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other Company affiliates, which funds may or may not also be sub-advised by another Company affiliate. Assets allocated to funds managed by a Company affiliate, Directed Services, Inc., for example, but which are sub-advised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

TYPES OF REVENUE RECEIVED FROM AFFILIATED FUNDS

Affiliated funds are (a) funds managed by ING Investments, LLC or other Company affiliates, which may or may not also be sub-advised by a Company affiliate; and
(b) funds managed by a Company affiliate but which are sub-advised by unaffiliated third parties.


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Revenues received by the Company from affiliated funds include:

      o     Service fees that are deducted from fund assets.

      o For certain share classes, the Company may also receive compensation paid out of 12b-1 fees that are deducted from fund assets.

      o Additionally, the Company receives other revenues from affiliated funds and/or their affiliates which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds sub-advised by unaffiliated third parties, once the sub-adviser has been paid, the adviser may share a portion of the remaining management fee with the Company. Because sub-advisory fees vary by sub-adviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

TYPES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS

Revenues received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company from unaffiliated funds include:

      o For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets.

      o We may also receive additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the Contract. These additional payments may be used by us to finance distribution of the Contract.

The following table shows the unaffiliated fund families which have funds currently offered through the Contract, ranked according to total dollar amounts they paid to the Company or its affiliates in 2004:


       Greenwich Street Series Fund
       Smith Barney Allocation Series Inc.
       Travelers Series Fund, Inc.
       together, "The Smith Barney Funds"

If the revenues received from affiliated funds were included in the table above, payments to the Company or its affiliates by ING Investments, LLC and other Company affiliates would be at the top of the list.

Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.



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--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is an individual flexible premium deferred variable annuity Contract. The Contract provides a means for you to invest in one or more of the Trusts and Funds in which the subaccounts funded by Separate Account EQ invest.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER

You are the contract owner. You are also the unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract.

      JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant also determines the death benefit. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).


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Unless you, as the owner, state otherwise, all rights of a beneficiary, including an irrevocable beneficiary, will end if he or she dies before the annuitant. If any beneficiary dies before the annuitant, that beneficiary's interest will pass to any other beneficiaries according to their respective interests. If all beneficiaries die before the annuitant, upon the annuitant's death we will pay the death proceeds to the owner, if living, otherwise to the owner's estate or legal successors.

      CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit and the guaranteed death benefit. The new owner's age, as of the date of the change, will be used for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We are no longer offering the Contract for sale to new purchasers.


The minimum premium payment for non-qualified Contracts is an aggregate of $5,000 the first year. You may make additional payments of at least $100 or more at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive and/or modify the minimum subsequent payment requirement. For qualified Contracts, you may make the minimum payments of $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior approval must be obtained from us for subsequent payments in excess of $500,000 or for total payments in excess of $1,000,000. We reserve the right to accept or decline any application or payment.


The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium payment within 2 business days after receipt if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain premium payments for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold it until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.


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We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will allocate your initial payment proportionally among the other subaccount(s) in your instructions. For initial premium payments designated for a subaccount of Separate Account EQ, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment within 2 business days.


If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

      1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

      2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).


We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment designated for a subaccount of Separate Account EQ will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

We will allocate your initial premium payment to the subaccount(s) of Separate Account EQ selected by you. Unless otherwise changed by you, subsequent premium payments are allocated in the same manner as the initial premium payment. If you give us allocation instructions along with a subsequent premium payment, the allocation instructions will apply to only that payment unless you specify otherwise.

Once we allocate your premium payment to the subaccount(s) selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account EQ with respect to the Contract. The net investment results of each subaccount vary with its investment performance.


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If your Contract is issued in a state that requires us to return your premium payment during the free look period, then the portion of the first premium payment that you had directed to the subaccounts may be placed in a subaccount specifically designated by us (currently the Liquid Asset subaccount) for the duration of the free look period. If you keep your Contract after the free look period and the premium payment was allocated to a subaccount specifically designated by us, we will convert your contract value (your initial premium, plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.


We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the Contract.


ADMINISTRATIVE PROCEDURES


We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the accumulation value next determined only after you have met all administrative requirements. Please be advised that with regard to withdrawal requests, the risk of a fraudulent transaction is increased by the use of a facsimile withdrawal request form, even if appropriate identifying information is provided.


CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of the contract value in each subaccount in which you are invested.

CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

      (1) We take the contract value in the subaccount at the end of the preceding business day.

      (2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

      (3)   We add (1) and (2).

      (4) We add to (3) any additional premium payments, and then add or subtract transfers to or from that subaccount.

      (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees, and distribution fee (annual sales load) and premium taxes.


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CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any annual contract administrative charge, any charge for premium taxes, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE

You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of your request. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS


Each of the subaccounts of Separate Account EQ offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account EQ invests in a corresponding portfolio of a Trust or Fund.


ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required), substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than the portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account EQ under the 1940 Act; (ii) operate Separate Account EQ as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account EQ as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account EQ; and (v) combine Separate Account EQ with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

OTHER CONTRACTS


We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.



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WITHDRAWALS
--------------------------------------------------------------------------------

Any time prior to the annuity start date and before the death of the annuitant, you may withdraw all or part of your money. Keep in mind that if at least $100 does not remain in a subaccount, we will treat it as a request to surrender the Contract. For Contracts issued in Idaho, no withdrawal may be made for 30 days after the date of purchase. We will terminate the Contract if a total withdrawal is made. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. See "Charges and Fees -- Surrender Charge for Excess Withdrawals." You need to submit to us a written request specifying accounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. We will pay the amount of any withdrawal from the subaccounts within 7 calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The Contract value may be more or less than the premium payments made. Keep in mind that a withdrawal will result in the cancellation of accumulation units for each applicable subaccount of the Separate Account EQ.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not effect the withdrawal amount you receive.

We offer the following three withdrawal options:

REGULAR WITHDRAWALS


After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100 or your entire interest in the subaccount.


SYSTEMATIC WITHDRAWALS

You may choose to receive automatically systematic withdrawals on the 15th of each month, or any other monthly date mutually agreed upon, from your contract value in the subaccount(s). Each withdrawal payment must be at least $100 (or the owner's entire interest in the subaccount, if less) and is taken pro rata from the subaccount(s). We reserve the right to charge a fee for systematic withdrawals. Currently, however, there are no charges for systematic withdrawals. The minimum Contract value which must remain in a subaccount after any partial withdrawal is $100 or the withdrawal transaction will be deemed a request to surrender the Contract.

You may change the amount of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. You may elect to have this option begin in a contract year where a regular withdrawal has been taken but you may not change the amount of your withdrawals in any contract year during which you had previously taken a regular withdrawal. You may not elect this if you are taking IRA withdrawals.


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Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending us satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

TEXAS OPTIONAL RETIREMENT PROGRAM

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows:

      A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.

      B) We will not pay any benefits if the participant surrenders the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.


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REDUCTION OR ELIMINATION OF THE SURRENDER CHARGE

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine whether we will reduce surrender charges after examining all the relevant factors such as:

      (1) The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

      (2) The total amount of premium payments to be received. Per Contract sales expenses are likely to be less on larger premium payments than on smaller ones.

      (3) Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the surrender charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

--------------------------------------------------------------------------------
TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Prior to the annuity start date and after the free look period, you may transfer your contract value among the subaccounts in which you are invested at the end of the free look period until the annuity start date. If more than 12 transfers are made in any contract year, we will charge a transfer fee equal to the lesser of 2% of the Contract value transferred or $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. This Contract is not designed for professional market timing organizations or other individuals using programmed and frequent transfers. Such activity may be disruptive to an investment portfolio. We reserve the right to stop or prohibit these types of transfers if we determine that they could harm an investment portfolio. To the extent that we impose these restrictions, we apply them consistently to all contract owners without wavier or exception. The transfer fee will be deducted from the amount which is transferred.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer fee will be deducted from the amount which is transferred.

The minimum amount that you may transfer is $100 or, if less, your entire contract value.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account EQ and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.


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


LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses through: 1) increased trading and transaction costs; 2) forced and unplanned portfolio turnover; 3) lost opportunity costs; and 4) large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

1.    exceeds our then-current monitoring standard for frequent trading;

2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we will take the following actions to deter such activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of trading privileges via facsimile, telephone, email and internet, and limit trading privileges to submission by regular U.S. mail for a period of six months. At the end of that period, trading privileges will be reinstated. If there is another violation after such rights are reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

With regard to transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners, we will also take the following actions, without prior notice:
(1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, movement between such funds and the Liquid Assets Portfolio, and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify such standard, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we will take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.



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

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $500 of contract value in any subaccount. That subaccount will serve as the source account from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccount(s) you select. Dollar Cost Averaging is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You must participate in any dollar cost averaging program for at least five (5) months.

All dollar cost averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next business day if the 15th of the month is not a business day). Such transfers currently are not taken into account in determining any transfer fees. We reserve the right to treat dollar cost averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees. If you, as an owner, participate in the dollar cost averaging program you may not make automatic withdrawals of your contract value or participate in the automatic rebalancing program.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

We may in the future offer additional subaccounts or withdraw any subaccount to or from the dollar cost averaging program, or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $25,000 of contract value invested in the subaccounts of Separate Account EQ, you may elect to have your investments in the subaccounts automatically rebalanced. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. All automatic rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next valuation date, if the 15th of the month is not a business day).

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.


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

If you, as the contract owner, are participating in automatic rebalancing, such transfers currently are not taken into account in determining any transfer fee. We reserve the right to treat automatic rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable transfer fees.

--------------------------------------------------------------------------------
DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

We will pay a death benefit if the annuitant dies before the annuity start date. Assuming you are also the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death as well as properly completed required claim forms, at our Customer Service Center. If the beneficiary elects to delay receipt of the death benefit, the amount of the death benefit payable in the future may be affected. If the deceased annuitant was not an owner, the proceeds may be received in a single sum, applied to any of the annuity options or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If the deceased annuitant was an owner, then death proceeds must be distributed in accordance with the Death of Owner provisions below.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Interest earned on this account may be less than interest paid on other settlement options.

We will generally pay death single lump sum payments benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

DEATH PROCEEDS

If the annuitant is LESS THAN AGE 67 at the time of purchase, the death benefit is the greatest of:

      (1)   the contract value;

      (2) the total premium payments made under the Contract after subtracting any withdrawals; or

      (3) the highest contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on every contract anniversary on or before your death beginning with the 8th anniversary and ending on the last anniversary prior to attained age 76.

If the annuitant is BETWEEN THE AGES OF 67 AND 75 at the time of purchase, the death benefit is the greatest of:

      (1)   the contract value;

      (2) the total premium payments made under the Contract after subtracting any withdrawals; or


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

      (3) the contract value (plus subsequent premiums less subsequent withdrawals and taxes) determined on the 8th contract anniversary but on or before your death.

If the annuitant is AGE 76 OR OLDER at the time of purchase, the death benefit is the contract value.

      Note: In all cases described above, amounts could be reduced by premium taxes owed and withdrawals not previously deducted. Please refer to the Contract for more details.

The beneficiary may choose an annuity payment option only during the 60-day period beginning with the date we receive acceptable due proof of death.

The beneficiary may elect to have a single lump payment or choose one of the annuity options.

The entire death proceeds must be paid within five (5) years of the date of death unless:

      (1)   the beneficiary elects to have the death proceeds:

            (a) payable under a payment plan over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary; and

            (b)   payable beginning within one year of the date of death; or

      (2) if the beneficiary is the deceased owner's spouse, the beneficiary may elect to become the owner of the Contract and the Contract will continue in effect.

DEATH OF THE ANNUITANT

      (1) If the annuitant dies prior to the annuity start date, we will pay the death proceeds as provided above.

      (2) If the annuitant dies after the annuity start date but before all of the proceeds payable under the Contract have been distributed, the Company will pay the remaining proceeds to the beneficiary(ies) according to the terms of the supplementary contract.

If the owner or annuitant dies after the annuity start date, we will continue to pay benefits in accordance with the supplement agreement in effect.

DEATH OF OWNER

      (1) If any owner of the Contract dies before the annuity start date, the following applies:

            (a) If the new owner is the deceased owner's spouse, the Contract will continue and, if the deceased owner was also the annuitant, the deceased owner's spouse will also be the annuitant.

            (b) If the new owner is someone other than the deceased owner's spouse, the entire interest in the Contract must be distributed to the new owner:

                  (i)   within 5 years of the deceased owner's death

                        or

                  (ii) over the life of the new owner or over a period not extending beyond the life expectancy of the new owner, as long as payments begin within one year of the deceased owner's death.

If the deceased owner was the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the beneficiary.


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

If the deceased owner was not the annuitant, the new owner will be the joint owner, if any, or if there is no joint owner, the contingent owner named under the Contract. If there is no surviving joint or contingent owner, the new owner will be the deceased owner's estate.

If the new owner under (b) above dies after the deceased owner but before the entire interest has been distributed, any remaining distributions will be to the new owner's estate.

      (2) If the deceased owner was also the annuitant, the death of owner provision shall apply in lieu of any provision providing payment under the Contract when the annuitant dies before the annuity start date.

      (3) If any owner dies on or after the annuity start date, but before all proceeds payable under this Contract have been distributed, the Company will continue payments to the annuitant (or, if the deceased owner was the annuitant, to the beneficiary) under the payment method in effect at the time of the deceased owner's death.

      (4) For purposes of this section, if any owner of this Contract is not an individual, the death or change of any annuitant shall be treated as the death of an owner.

TRUST BENEFICIARY

If a trust is named as a beneficiary but we lack proof of the existence of the trust at the time proceeds are to be paid to the beneficiary, that beneficiary's interest will pass to any other beneficiaries according to their respective interests (or to the annuitant's estate or the annuitant's legal successors, if there are no other beneficiaries) unless proof of the existence of such trust is provided.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under the Contract which does not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a Non-Qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by ING USA will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a nonspouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.


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

If the annuitant dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect.

If any contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.

--------------------------------------------------------------------------------
THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

SELECTING THE ANNUITY START DATE


You, as the owner, select an annuity start date at the date of purchase and may elect a new annuity start date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the annuity start date. Unless we consent the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.


If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. See "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2, or, in some cases, retire. Distributions may be made through annuitization or withdrawals. Consult your tax adviser.

SELECTING A PAYMENT PLAN

On the annuity start date, we will begin making payments to the contract owner under a payment plan. We will make these payments under the payment plan you choose. The amount of the payments will be determined by applying the maturity proceeds to the payment plan. If payment Plan A, Option 1; Plan B; or Plan C are elected, the maturity proceeds will be the Contract value less any applicable taxes not previously deducted. If the maturity proceeds are paid in cash or by any other method not listed above, the maturity proceeds equal the contract value less:

      (1)   any applicable taxes not previously deducted; less

      (2)   the withdrawal charge, if any; less

      (3)   the annual contract administrative charge, if any.

You must elect a payment plan in writing at least seven (7) days before the annuity start date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the annuitant lives will be applied.


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

The owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. If, for any reason, the person named to receive payments (the payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

FIXED PAYMENT PLANS

After the first Contract year, the maturity proceeds may be applied under one or more of the payment plans described below. Payment plans not specified below may be available only if they are approved both by the Company and the owner.

No withdrawal charge is deducted if Plan A-Option 1, Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the payee is other than a natural person (such as a corporation), a plan will be available only with our consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a payment plan. The effective date of a payment plan shall be a date upon which we and the owner mutually agree.

The minimum interest rate for Plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

       ----------------------------------------------------------------------------------------------------------------
                                                    ANNUITY PAYMENT PLANS
       ----------------------------------------------------------------------------------------------------------------
       PLAN A. INTEREST
           Option 1                  The contract value,  less any applicable taxes not previously  deducted,  may be left on  deposit  with the  Company  for  five (5)  years.  We will  make  fixed payments  monthly,  quarterly,  semi-annually,  or  annually.  We  do  not  make monthly  payments  if the  contract  value  applied to this  option is less than
                                     $100,000.  You may not withdraw the proceeds  until the end of the five (5) year period.

           Option 2                  The  cash  surrender  value  may be left  on  deposit  with  us for a  specified period.  Interest  will be paid  annually.  All or part of the  proceeds  may be withdrawn at any time.
       ----------------------------------------------------------------------------------------------------------------
       PLAN B. FIXED PERIOD          The contract value,  less any applicable taxes not previously  deducted,  will be paid until the proceeds,  plus interest,  are paid in full.  Payments may be paid annually  or  monthly  for a period of not more than  thirty  (30) years nor less than  five  (5)  years.  The  Contract  provides  for a table of  minimum  annual payments.  They are based on the age of the annuitant or the beneficiary.
       ----------------------------------------------------------------------------------------------------------------
       PLAN C. LIFE INCOME           The contract  value less any  applicable  taxes not  previously  deducted will be paid in monthly or annual  payments for as long as the annuitant or  beneficiary,
                                     whichever  is   appropriate,   lives.   We  have  the  right  to  require   proof
                                     satisfactory  to it of the age and sex of such  person  and  proof of  continuing survival of such  person.  A minimum  number of payments  may be  guaranteed,  if desired.  The Contract  provides  for a table of minimum  annual  payments.  They are based on the age of the annuitant or the beneficiary.
       ----------------------------------------------------------------------------------------------------------------


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

--------------------------------------------------------------------------------
OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account EQ invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS OR TRANSFERS

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

      (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      (2)   trading on the New York Stock Exchange is restricted;

      (3) an emergency exists as a result of which disposal of securities held in the Separate Account EQ is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account EQ's net assets;

      (4)   when the Company's Customer Service Center is closed; or

      (5) during any other period when the SEC, by order, so permits for the protection of owners; provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

IN CASE OF ERRORS IN YOUR APPLICATION

If the age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity. You will be given advance notice of such changes.

FREE LOOK

In most cases, you may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, your contract value includes a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and your request. We determine your contract value at the close of business on the day we receive your written refund request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount.


                                       24

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

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT


Our affiliate, Directed Services, Inc. ("DSI"), 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products ("selling firms"). Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by DSI to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.75% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.75% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, DSI may pay or allow other promotional incentives or payments in the form of cash or other compensation to selling firms.

DSI may also enter into special compensation arrangements with certain selling firms based on those firms' aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.



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In addition to the direct cash compensation for sales of contracts described above, DSI may also pay selling firms additional compensation or reimbursement for their efforts in selling Contracts to you and other customers, including for, among other things, training of sales personnel, marketing or other sales-related services they provide to us or our affiliates. This compensation or reimbursement is not reflected in the fees and expenses listed in the Fund Expense Table in this prospectus and may take the form of:

      o     Marketing allowances;

      o Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

      o Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

      o Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor.

The following is a list of the top 25 selling firms that, during 2004, received the largest dollar amounts, in the aggregate, from DSI in connection with the sale of annuity contracts, ranked by total dollars received:

 1.  UBS Financial Services Inc         14.  Financial Network Investment Corp
 2.  Morgan Stanley Dean Witter         15,  McDonald & Company
 3.  Linsco Private Ledger              16.  RBC Dain Rauscher
 4,  Merrill Lynch                      17.  Mutual Service Corporation
 5.  Citigroup Global Markets           18.  First Financial Planners, Inc
 6.  Wachovia Securities                19.  Securities America
 7.  ING Financial Partners             20.  Investors Capital
 8.  Planning Corporation of America    21.  Wells Fargo Investments, LLC
 9.  National Planning Corporation      22.  Waterstone Financial
 10. PrimeVest                          23.  Commonwealth Financial Network
 11. A.G. Edwards                       24.  Quick & Reilly, Inc.
 12. ING Financial Advisers, LLC        25.  NFP Securities Inc
 13. Multi-Financial Securities Corp

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.

Affiliated selling firms may include Bancnorth Investment Group, Inc. Baring Investment Services, Inc., Financial Network Investment Corporation, Guaranty Brokerage Services, Inc., ING America Equities, Inc., ING DIRECT Securities, Inc., ING Financial Advisers LLC, ING Financial Markets, LLC., ING Financial Partners, Inc., ING Funds Distributor, LLC, ING Investment Management Services, LLC, Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc. and Systematized Benefits Administrators, Inc.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sales of annuity contracts. It is important for you to know that the payment of volume-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company.



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We do not pay any additional compensation on the sale or exercise of any of the
Contract's optional benefit riders offered in this prospectus.


We no longer offer the Contract to new purchasers.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account EQ according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust's meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account EQ which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

TRADING -- INDUSTRY DEVELOPMENTS

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account EQ as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the Contract.

Directed Services, Inc., the principal underwriter and distributor of Contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the Contract.

Certain financial statements included in the SAI, which is part of the registration statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as stated in their reports included therein, and have been so included or incorporated herein by reference upon the authority of such firm as experts in accounting and auditing.


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--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

      o Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

      o Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

      o This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, foreign taxes or any other tax provisions; and

      o We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TYPES OF CONTRACTS: NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on your tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment. Some retirement plans are subject to additional distribution and other requirements that are not incorporated into our Contract. Because the Plan is not part of the Contract, we are not bound by any Plan's terms or conditions. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAXATION OF NON-QUALIFIED CONTRACTS

      TAXATION PRIOR TO DISTRIBUTION

      We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to receive deferral of taxation, the following requirements must be satisfied:


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            DIVERSIFICATION. Internal Revenue Code Section 817(h) requires investments of a variable account be adequately diversified in order for a contract to be treated as an annuity contract for federal income tax purposes. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each variable investment option must meet certain tests. Each sub-account's corresponding fund has represented that it will meet the diversification standards that apply to your policy. We therefore believe that Separate Account EQ, through the subaccounts, will satisfy these diversification requirements.

            INVESTOR CONTROL. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.


            REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts.

            NON-NATURAL PERSONS. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser.

            DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

      TAXATION OF DISTRIBUTIONS


            GENERAL. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made. The contract value that applies for this purpose is unclear in some respects. For example, the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.



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In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's cost basis in the contract.


            10% PENALTY TAX. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

                  o     made on or after the taxpayer reaches age 59 1/2;

                  o     made on or after the death of a contract owner;

                  o     attributable to the taxpayer's becoming disabled; or

                  o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

            TAX-FREE EXCHANGES. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the "investment in the contract" in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

                  o First, from any remaining "investment in the contract" made prior to August 14, 1982 and exchanged into the Contract;

                  o Next, from any "income on the contract" attributable to the investment made prior to August 14, 1982;

                  o     Then, from any remaining "income on the contract"; and

                  o     Lastly, from any remaining "investment in the contract".


The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.



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            TAXATION OF ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.


            DEATH BENEFITS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.


            ASSIGNMENTS AND OTHER TRANSFERS. A transfer, pledge or assignment of ownership of a Contract, or the designation of an annuitant or payee other than an owner, may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser as to the tax consequences.

            IMMEDIATE ANNUITIES. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. Treatment as an immediate annuity will have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain policy exchanges.


            MULTIPLE CONTRACTS. The tax law requires that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

            WITHHOLDING. We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding will be mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.



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TAXATION OF QUALIFIED CONTRACTS

      GENERAL. The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. When an annuity contract is used to fund one of these tax qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. Tax-qualified retirement arrangements under Tax Code sections 401(a), 401(k), 403(a), 403(b) or governmental 457 plans also generally defer payment of taxes on earnings until they are withdrawn (or in the case of a non-governmental 457 plan, paid or made available to you or a designated beneficiary). However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.

      DISTRIBUTIONS - GENERAL


      For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. Please note that required minimum distributions under qualified Contracts may be subject to surrender charges and/or market value adjustment, in accordance with the terms of the Contract. This could affect the amount that must be taken from the Contract in order to satisfy required minimum distributions.


      DIRECT ROLLOVERS


      If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to the direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).



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Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

      CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

      Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

      INDIVIDUAL RETIREMENT ANNUITIES - GENERAL

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

      INDIVIDUAL RETIREMENT ANNUITIES - DISTRIBUTIONS

      All distributions from a traditional IRA are taxed as received unless either one of the following is true:

      o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

      o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.


To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:


      o     Start date for distributions;


      o The time period in which all amounts in your account(s) must be distributed; and


      o     Distribution amounts.


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Generally, you must begin receiving distributions from a traditional IRA by
April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:


      o Over your life or the joint lives of you and your designated beneficiary; or

      o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.


The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.


The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.


If your death occurs on or after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2005, your entire balance must be distributed to the designated beneficiary by December 31, 2010. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:


      o     Over the life of the designated beneficiary; or

      o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

      o December 31 of the calendar year following the calendar year of your death; or

      o December 31 of the calendar year in which you would have attained age 70 1/2.

      ROTH IRAS - GENERAL

      Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.


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      ROTH IRAS - DISTRIBUTIONS

      A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

      o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

      o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

      TAX SHELTERED ANNUITIES - GENERAL


      The Contracts may be used by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Code section 403(b) plans. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee's retirement. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and other specified circumstances. 403(b) plans may be subject to additional distribution and other requirements that are not incorporated into our Contract.

In addition, the Treasury proposed 403(b) regulations in November, 2004 which, if finalized, do not take effect until after 2005. These proposed regulations may not be relied upon until they become final. The proposed regulations include rules governing the ability of a 403(b) plan to be terminated which would entitle a participant to a distribution, a revocation of IRS Revenue Ruling 90-204 which would increase restrictions on a participant's right to transfer his or her 403(b) account, the imposition of withdrawal restrictions on non-salary reduction amounts, as well as other changes. As a result, no attempt is made to provide more than general information about the use of the Contracts with 403(b) plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these 403(b) plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of such plans to the extent such terms contradict the Contract. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. You should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that Contracts are purchased with proceeds from and/or contributions under 403(b) plans that qualify for the intended special federal income tax treatment.


      TAX SHELTERED ANNUITIES

      Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, the Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

PrimElite - 134810

      Any outstanding loan balance impacts the following:

      o Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

      o Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

      TAX SHELTERED ANNUITIES - DISTRIBUTIONS

      All distributions from Section 403(b) plans are taxed as received unless either of the following is true:

      o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
            (IRA) in accordance with the Tax Code; or

      o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the required minimum amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.


                                       36

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

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

ASSIGNMENTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with code section 414(p); or to the Company as collateral for a loan.

TAXATION OF COMPANY

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


                                       37

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

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


      TABLE OF CONTENTS
      Introduction
      Experts
      Independent Registered Public Accounting Firm
      Distribution of Contracts
      Annuity Provisions
      Other Information
      Consolidated Financial Statements of ING USA Annuity and Life Insurance
       Company
      Financial Statements of Separate Account EQ of ING USA Annuity and Life
       Insurance Company


PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. ADDRESS THE FORM TO OUR CUSTOMER SERVICE CENTER THE ADDRESS IS SHOWN ON THE COVER.


 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT EQ.

Please Print or Type:

                           __________________________________________________
                           NAME

                           __________________________________________________
                           SOCIAL SECURITY NUMBER

                           __________________________________________________
                           STREET ADDRESS

                           __________________________________________________
                           CITY, STATE, ZIP


PrimElite - 134810                                                    04/29/2005

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


                                     SAI-1

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

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2004, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account EQ available under the Contract for the indicated periods.

                                                                      2004         2003        2002        2001        2000
                                                                      ----         ----        ----        ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

ING MFS MID CAP GROWTH
(Fund first available during October 1994)
AUV at beginning of period                                          $22.02       $16.05      $31.80      $42.23      $39.59
AUV at end of period                                                $24.98       $22.02      $16.05      $31.80      $42.23
Number of accumulation units outstanding at end of period        3,732,995    4,553,302   4,997,660   6,138,195   6,870,355
ING MFS TOTAL RETURN
(Fund first available during October 1994)
AUV at beginning of period                                          $22.14       $19.23      $20.56      $20.75      $18.06
AUV at end of period                                                $24.26       $22.14      $19.23      $20.56      $20.75
Number of accumulation units outstanding at end of period        6,547,364    7,715,877   8,639,777   9,848,165  10,447,290
ING OPPENHEIMER MAIN STREET
(Fund first available during October 1994)
AUV at beginning of period                                          $18.60       $15.14      $20.44      $26.39      $28.04
AUV at end of period                                                $20.70       $18.60      $15.14      $20.44      $26.39
Number of accumulation units outstanding at end of period        6,387,483    7,848,496   9,139,249  11,117,780  12,794,990
SMITH BARNEY GREENWICH APPRECIATION
(Fund first available during March 1996)
AUV at beginning of period                                          $17.05       $13.88      $17.07      $18.03      $18.36
AUV at end of period                                                $18.29       $17.05      $13.88      $17.07      $18.03
Number of accumulation units outstanding at end of period        2,544,313    3,042,235   3,489,041   4,150,696   4,501,934
SMITH BARNEY HIGH INCOME
(Fund first available during April 1995)
AUV at beginning of period                                          $14.18       $11.28      $11.82      $12.46      $13.74
AUV at end of period                                                $15.44       $14.18      $11.28      $11.82      $12.46
Number of accumulation units outstanding at end of period          812,412      946,662   1,018,268   1,212,079   1,311,976
SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
(Fund first available during March 1995)
AUV at beginning of period                                          $11.09        $8.82      $12.04      $17.74      $23.61
AUV at end of period                                                $12.88       $11.09       $8.82      $12.04      $17.74
Number of accumulation units outstanding at end of period        1,095,119    1,327,777   1,543,442   1,827,559   2,027,180

                                                                       1999        1998        1997         1996        1995
                                                                       ----        ----        ----         ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

ING MFS MID CAP GROWTH
(Fund first available during October 1994)
AUV at beginning of period                                           $22.43      $18.52      $15.70       $13.21      $10.35
AUV at end of period                                                 $39.59      $22.43      $18.52       $15.70      $13.21
Number of accumulation units outstanding at end of period         5,971,726   5,924,179   4,824,912    2,602,724     759,597
ING MFS TOTAL RETURN
(Fund first available during October 1994)
AUV at beginning of period                                           $17.72      $16.10      $13.51       $12.05       $9.81
AUV at end of period                                                 $18.06      $17.72      $16.10       $13.51      $12.05
Number of accumulation units outstanding at end of period        11,904,647  12,496,328   9,244,010    4,354,338   1,312,565
ING OPPENHEIMER MAIN STREET
(Fund first available during October 1994)
AUV at beginning of period                                           $22.89      $18.87      $15.93       $13.10       $9.72
AUV at end of period                                                 $28.04      $22.89      $18.87       $15.93      $13.10
Number of accumulation units outstanding at end of period        13,175,088  14,188,265  10,839,609    4,845,240   1,255,752
SMITH BARNEY GREENWICH APPRECIATION
(Fund first available during March 1996)
AUV at beginning of period                                           $16.47      $14.01      $11.25       $10.00
AUV at end of period                                                 $18.36      $16.47      $14.01       $11.25
Number of accumulation units outstanding at end of period         5,018,540   4,865,715   2,178,061      497,034
SMITH BARNEY HIGH INCOME
(Fund first available during April 1995)
AUV at beginning of period                                           $13.58      $13.72      $12.22       $10.94      $10.00
AUV at end of period                                                 $13.74      $13.58      $13.72       $12.22      $10.94
Number of accumulation units outstanding at end of period         1,532,713   1,927,035   1,544,985      670,736      72,283
SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
(Fund first available during March 1995)
AUV at beginning of period                                           $14.28      $13.59      $13.42       $11.56      $10.00
AUV at end of period                                                 $23.61      $14.28      $13.59       $13.42      $11.56
Number of accumulation units outstanding at end of period         1,887,698   2,094,602   1,734,163      804,975     154,388


                                       A1

PrimElite - 134810

                                                                      2004         2003        2002        2001        2000
                                                                      ----         ----        ----        ----        ----
SMITH BARNEY LARGE CAP VALUE
(Fund first available during April 1995)
AUV at beginning of period                                          $17.73       $14.09      $19.16      $21.16      $18.98
AUV at end of period                                                $19.34       $17.73      $14.09      $19.16      $21.16
Number of accumulation units outstanding at end of period        2,407,088    2,916,764   3,377,165   4,001,712   4,340,018
SMITH BARNEY MONEY MARKET
(Fund first available during May 1995)
AUV at beginning of period                                          $12.44       $12.53      $12.55      $12.27      $11.74
AUV at end of period                                                $12.37       $12.44      $12.53      $12.55      $12.27
Number of accumulation units outstanding at end of period          413,128      779,991   1,254,712   1,406,526     754,497
SMITH BARNEY SELECT BALANCED
(Fund first available during February 1997)
AUV at beginning of period                                          $13.91       $11.73      $12.72      $13.08      $12.66
AUV at end of period                                                $14.76       $13.91      $11.73      $12.72      $13.08
Number of accumulation units outstanding at end of period        2,761,135    3,150,642   3,659,939   4,394,969   4,040,294
SMITH BARNEY SELECT GROWTH
(Fund first available during February 1997)
AUV at beginning of period                                          $12.26        $9.57      $11.85      $13.33      $14.21
AUV at end of period                                                $13.14       $12.26       $9.57      $11.85      $13.33
Number of accumulation units outstanding at end of period        2,466,684    2,869,976   3,472,468   4,172,221   4,629,859
SMITH BARNEY SELECT HIGH GROWTH
(Fund first available during February 1997)
AUV at beginning of period                                          $12.43        $9.21      $12.25      $14.13      $15.47
AUV at end of period                                                $13.56       $12.43       $9.21      $12.25      $14.13
Number of accumulation units outstanding at end of period        1,549,572    1,850,228   2,139,444   2,580,600   3,063,274

                                                                     1999        1998        1997         1996        1995
                                                                     ----        ----        ----         ----        ----
SMITH BARNEY LARGE CAP VALUE
(Fund first available during April 1995)
AUV at beginning of period                                         $19.24      $17.77      $14.23       $12.05      $10.00
AUV at end of period                                               $18.98      $19.24      $17.77       $14.23      $12.05
Number of accumulation units outstanding at end of period       5,498,196   6,212,287   4,212,327    1,579,649     295,134
SMITH BARNEY MONEY MARKET
(Fund first available during May 1995)
AUV at beginning of period                                         $11.37      $10.97      $10.59       $10.23      $10.00
AUV at end of period                                               $11.74      $11.37      $10.97       $10.59      $10.23
Number of accumulation units outstanding at end of period       1,482,594     770,258   1,144,259      348,906     125,048
SMITH BARNEY SELECT BALANCED
(Fund first available during February 1997)
AUV at beginning of period                                         $11.94      $11.06      $10.00
AUV at end of period                                               $12.66      $11.94      $11.06
Number of accumulation units outstanding at end of period       4,619,781   5,192,282   2,668,340
SMITH BARNEY SELECT GROWTH
(Fund first available during February 1997)
AUV at beginning of period                                         $12.41      $11.05      $10.00
AUV at end of period                                               $14.21      $12.41      $11.05
Number of accumulation units outstanding at end of period       5,002,401   5,364,430   2,767,614
SMITH BARNEY SELECT HIGH GROWTH
(Fund first available during February 1997)
AUV at beginning of period                                         $12.37      $10.87      $10.00
AUV at end of period                                               $15.47      $12.37      $10.87
Number of accumulation units outstanding at end of period       3,133,146   3,351,573   1,866,333


                                       A2

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

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------


                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
ING INVESTORS TRUST
      7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
-------------------------------------------------------------------------------------------------------------------------------
ING MFS MID CAP GROWTH PORTFOLIO (Class S)                        Seeks long-term growth of capital. Normally invests at
    INVESTMENT ADVISER:  Directed Services, Inc.                  least 80% of its net assets in common stocks and related
    INVESTMENT SUBADVISER: Massachusetts Financial Services       securities (such as preferred stocks, convertible
    Company                                                       securities and depositary receipts) of companies with
                                                                  medium market capitalizations (or "mid-cap companies")
                                                                  which it believes have above-average growth potential.
-------------------------------------------------------------------------------------------------------------------------------
ING MFS TOTAL RETURN PORTFOLIO (Class S)                          Seeks above-average income (compared to a portfolio
    INVESTMENT ADVISER:  Directed Services, Inc.                  entirely invested in equity securities) consistent with the
    INVESTMENT SUBADVISER: Massachusetts Financial Services       prudent employment of capital. Secondarily seeks reasonable
    Company                                                       opportunity for growth of capital and income. Invests in a combination of equity and fixed income securities.
-------------------------------------------------------------------------------------------------------------------------------
ING OPPENHEIMER MAIN STREET PORTFOLIO (Class S)                   Seeks long-term growth of capital and future income.
    INVESTMENT ADVISER:  Directed Services, Inc.                  Normally invests mainly in common stocks of U.S. companies
    INVESTMENT SUBADVISER: Oppenheimer Funds, Inc.                of different capitalization ranges, presently focusing on
                                                                  large-capitalization issuers. May also invest in debt
                                                                  securities, such as bonds and debentures, but does not
                                                                  currently emphasize these investments.
-------------------------------------------------------------------------------------------------------------------------------



                                       B1

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


-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
APPRECIATION PORTFOLIO                                            Long-term appreciation of capital. The fund invests
    INVESTMENT ADVISER: Smith Barney Fund                         primarily in equity securities of US companies.  The fund
       Management LLC                                             typically invests in medium and large capitalization
                                                                  companies but may also invest in small capitalization
                                                                  companies.  Equity securities include exchange traded and
                                                                  over-the-counter common stocks and preferred stocks, debt
                                                                  securities convertible into equity securities, and warrants and rights relating to equity securities.
-------------------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
SMITH BARNEY HIGH INCOME PORTFOLIO                                The primary objective of the fund is high current income.
    INVESTMENT ADVISER: Smith Barney Fund                         The secondary objective is capital appreciation. The fund
       Management LLC                                             will invest, under normal market conditions, at least 80%
                                                                  of the value of its net assets, plus any borrowings for
                                                                  investment purposes, in high yield corporate debt
                                                                  obligations and preferred stock of U.S. and foreign issuers or other investments with similar economic characteristics.
                                                                  Up to 20% of the fund's net assets, plus any borrowings for investment purposes, may be invested in common stock or
                                                                  common stock equivalents, including convertible securities, options, warrants and rights.
-------------------------------------------------------------------------------------------------------------------------------
SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO               Total return on its assets from growth of capital and
    INVESTMENT ADVISER: Smith Barney Fund                         income.  The fund invests primarily in equity securities of
       Management LLC                                             foreign companies.  Equity securities include exchange
                                                                  traded and over-the-counter common stocks and preferred
                                                                  shares, debt securities convertible into equity securities, and warrants and rights.
-------------------------------------------------------------------------------------------------------------------------------
SMITH BARNEY LARGE CAP VALUE PORTFOLIO                            Long-term growth of capital with current income as a
    INVESTMENT ADVISER: Smith Barney Fund                         secondary objective. Under normal conditions, the Fund
       Management LLC                                             invests at least 80% of the value of its net assets plus
                                                                  any borrowings for investment purposes, in equity
                                                                  securities or other investments with similar economic
                                                                  characteristics of U.S. companies with large market
                                                                  characteristics.
-------------------------------------------------------------------------------------------------------------------------------
SMITH BARNEY MONEY MARKET PORTFOLIO                               Maximize current income consistent with preservation of
    INVESTMENT ADVISER: Smith Barney Fund                         capital.  The fund seeks to maintain a stable $1 share
       Management LLC                                             price.  The fund invests exclusively in high quality U.S.
                                                                  dollar denominated short-term debt securities.  These
                                                                  include commercial paper, corporate and municipal
                                                                  obligations, obligations of U.S. and foreign banks,
                                                                  securities of the U.S. Government, its agencies or
                                                                  instrumentalities and related repurchase agreements.
-------------------------------------------------------------------------------------------------------------------------------



                                       B2

PrimElite - 134810

-------------------------------------------------------------------------------------------------------------------------------
FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                     INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------------
SMITH BARNEY ALLOCATION SERIES INC.
-------------------------------------------------------------------------------------------------------------------------------
SELECT BALANCED PORTFOLIO                                         A balance of growth of capital and income.  The portfolio
    INVESTMENT ADVISER: Travelers Investment Adviser,             is a fund of funds. It primarily invests in Smith Barney
       Inc.                                                       equity and fixed income mutual funds.  The manager will
                                                                  periodically adjust the allocation of the portfolio's
                                                                  assets among different Smith Barney funds depending upon
                                                                  the manager's outlook for the equity and bond markets in
                                                                  general, particular sectors of such markets and the
                                                                  performance outlook for the underlying funds.  The
                                                                  portfolio's fixed income funds mainly invest in U.S.
                                                                  government and agency securities and mortgage-backed
                                                                  securities.  However, the portfolio can invest in
                                                                  underlying funds that have a range of investment styles and focuses, including small allocations to both high-yield and small-capitalization securities.
-------------------------------------------------------------------------------------------------------------------------------
SELECT GROWTH PORTFOLIO                                           Long-term growth of capital.  The portfolio is a fund of
    INVESTMENT ADVISER: Travelers Investment Adviser,             funds.  It primarily invests in Smith Barney equity mutual
       Inc.                                                       funds but it also includes a target allocation range of
                                                                  20-40% in Smith Barney fixed-income funds to help reduce
                                                                  volatility. The manager will periodically adjust the
                                                                  allocation of the portfolio's assets among different Smith
                                                                  Barney funds depending upon the manager's outlook for the
                                                                  equity markets in general, particular sectors of such
                                                                  markets and the performance outlook for the underlying
                                                                  funds.
-------------------------------------------------------------------------------------------------------------------------------
SELECT HIGH GROWTH PORTFOLIO                                      Capital Appreciation.  The portfolio is a fund of funds.
    INVESTMENT ADVISER: Travelers Investment Adviser,             It primarily invests in Smith Barney equity mutual funds.
       Inc.                                                       The manager periodically adjusts the allocation of the
                                                                  portfolio's assets among different Smith Barney funds
                                                                  depending upon the manager's outlook for the equity markets in general, particular sectors of such markets and the
                                                                  performance outlook for the underlying funds.  The
                                                                  portfolio may also allocate a portion of its assets to
                                                                  underlying funds that primarily invest in debt securities.
-------------------------------------------------------------------------------------------------------------------------------



                                       B3

PrimElite - 134810

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $22,500 (sum of $15,000 earnings and $75,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x ..30). Therefore, $4,500 ($27,000 - $22,500) is considered an excess withdrawal of a part of the initial premium payment of $25,000 and would be subject to a 4% surrender charge of $180 ($4,500 x .04).


                                       C1

PrimElite - 134810

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

 ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa


PrimElite -134810
                                                                      04/29/2005

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

                                   EQUI-SELECT

                  Deferred Variable and Fixed Annuity Contracts

                                    Issued by

                               SEPARATE ACCOUNT EQ

                                       of

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Equitable Life Insurance Company of Iowa) for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts which are referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

                               DATE OF PROSPECTUS

                                       AND

                      STATEMENT OF ADDITIONAL INFORMATION:

                                 APRIL 29, 2005

                                TABLE OF CONTENTS

ITEM                                                                       PAGE

Introduction..................................................................1
Experts.......................................................................1
Independent Registered Public Accounting Firm.................................1
Distributor...................................................................1
Yield Calculations for Money Market Subaccounts...............................1
Annuity Provisions............................................................1
Consolidated Financial Statements of ING USA Annuity
 and Life Insurance Company...................................................2
Financial Statements of Separate Account EQ...................................2

INTRODUCTION
This Statement of Additional Information provides background information regarding Separate Account EQ. Information regarding ING USA Annuity and Life Insurance Company (the "Company") and its ownership is contained in the Prospectus.

EXPERTS
The consolidated financial statements of the Company as of December 31, 2004 and 2003 and for the each of the three in the period ended December 31, 2003, and the statement of assets and liabilities of Separate Account EQ as of December 31, 2004, and the related statement of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, included herein have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon included elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, an Independent Registered Public Accounting Firm, performs annual audits of ING USA Annuity and Life Insurance Company and Separate Account EQ

DISTRIBUTOR
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of the Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Company. Prior to Directed Services, Inc. becoming distributor, the variable insurance products were distributed by ING Funds Distributors, Inc., which is also an affiliate of the company. For the years ended 2004, 2003 and 2002 commissions paid by the Company to the broker/dealers who sold contracts aggregated $0, $2,950,000, and $4,169,000, respectively. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

ANNUITY PROVISIONS
Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus -- "Contract Proceeds -- Fixed Payment Plans" for a description of the Payment Plans.)

FINANCIAL STATEMENTS
The statutory basis financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

OTHER INFORMATION
Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

CONSOLIDATED FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited consolidated financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Consolidated Financial Statements of ING USA Annuity and Life Insurance
 Company
 Consolidated Income Statements for the years ended December 31, 2004, 2003 and
  2002
 Consolidated Balance Sheets as of December 31, 2004 and 2003
 Consolidated Statements of Changes in Shareholder's Equity for the years ended
  December 31, 2004, 2003 and 2002
 Consolidated Statements of Cash Flows for the years ended December 31, 2004,
  2003 and 2002
Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT EQ

The audited financial statements of Separate Account EQ are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Financial Statements of ING USA Annuity and Life Insurance Company
 Separate Account EQ Statement of Assets and Liabilities as of December 31, 2004 Statement of Operations for the year ended December 31, 2004
 Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003
Notes to Financial Statements

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                          Index to Financial Statements


                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm                      C-2

     Financial Statements:

     Statements of Operations for the years ended
         December 31, 2004, 2003 and 2002                                    C-3

     Balance Sheets as of December 31, 2004 and 2003                         C-4

     Statements of Changes in Shareholder's Equity for the years ended
         December 31, 2004, 2003 and 2002                                    C-6

     Statements of Cash Flows for the years ended
         December 31, 2004, 2003 and 2002                                    C-7

Notes to Financial Statements                                                C-9

             Report of Independent Registered Public Accounting Firm



The Board of Directors
ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2004 and 2003, and the related statements of operations, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING USA Annuity and Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002 and changed the accounting principle for certain non-traditional long duration contracts and for separate accounts effective January 1, 2004.



                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 18, 2005

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                            Statements of Operations
                                  (In millions)



                                                                                  Year ended December 31,
                                                                        2004                2003               2002
                                                                  -----------------   -----------------  -----------------
Revenue:
    Net investment income                                              $ 1,023.9           $   974.6         $    989.3
    Fee income                                                             566.7               397.7              295.7
    Premiums                                                                22.8                26.0               36.8
    Net realized capital gains (losses)                                     57.6               106.9             (196.5)
    Other income                                                             2.8                 3.8               16.3
                                                                  -----------------   -----------------  -----------------
Total revenue                                                            1,673.8             1,509.0            1,141.6
                                                                  -----------------   -----------------  -----------------
Benefits and expenses:
    Interest credited and other benefits to contractowners               1,134.0               925.7              848.0
    Operating expenses                                                     162.6               162.1              155.1
    Amortization of deferred policy acquisition costs
      and value of business acquired                                       186.8               347.9              302.0
    Interest expense                                                        14.6                15.8               16.9
    Other                                                                    2.2                 1.0               (4.1)
                                                                  -----------------   -----------------  -----------------
Total benefits and expenses                                              1,500.2             1,452.5            1,317.9
                                                                  -----------------   -----------------  -----------------
Income (loss) before income taxes and cumulative effect
    of change in accounting principle                                      173.6                56.5             (176.3)
Income tax expense (benefit)                                                80.7                (0.8)             (60.2)
                                                                  -----------------   -----------------  -----------------
Income (loss) before cumulative effect of change
    in accounting principle                                                 92.9                57.3             (116.1)
Cumulative effect of change in accounting
    principle, net of tax                                                   (1.0)                  -           (1,298.4)
                                                                  -----------------   -----------------  -----------------
Net income (loss)                                                      $    91.9           $    57.3         $ (1,414.5)
                                                                  =================   =================  =================


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                                 Balance Sheets
                        (In millions, except share data)



                                                                                                   As of December 31,
                                                                                               2004               2003
                                                                                         -----------------  -----------------
Assets
Investments:
    Fixed maturities, available-for-sale, at fair value (amortized cost of
      $17,045.9 at 2004 and $15,025.0 at 2003)                                             $   17,489.2       $   15,538.7
    Equity securities, available-for-sale, at fair value
      (cost of $34.8 at 2004 and $115.2 at 2003)                                                   35.3              120.2
    Mortgage loans on real estate                                                               3,851.8            3,388.7
    Policy loans                                                                                  169.0              177.1
    Other investments                                                                             228.8               60.8
    Securities pledged (amortized cost of $1,100.5 at 2004 and $555.5 at 2003)                  1,108.6              559.1
                                                                                         -----------------  -----------------
Total investments                                                                              22,882.7           19,844.6
Cash and cash equivalents                                                                         209.0               65.1
Short-term investments under securities loan agreement                                            402.8               22.9
Accrued investment income                                                                         205.8              185.7
Receivable for securities sold                                                                     38.9               11.7
Reinsurance recoverable                                                                         1,388.1              651.9
Deferred policy acquisition costs                                                               1,704.1            1,826.7
Value of business acquired                                                                        112.2              111.5
Sales inducements to contractowners                                                               514.6                  -
Due from affiliates                                                                               184.3              117.7
Deferred income taxes                                                                                 -               19.4
Other assets                                                                                       28.4               20.1
Assets held in separate accounts                                                               24,746.7           18,220.1
                                                                                         -----------------  -----------------
Total assets                                                                               $   52,417.6       $   41,097.4
                                                                                         =================  =================


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                                 Balance Sheets
                        (In millions, except share data)



                                                                                                   As of December 31,
                                                                                               2004               2003
                                                                                         -----------------  -----------------
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves                                                   $ 22,961.0        $ 19,400.5
Notes to affiliates                                                                               435.0              85.0
Due to affiliates                                                                                  43.6              60.7
Payables for securities purchased                                                                  35.9                 -
Payables under securities loan agreement                                                          402.8              22.9
Borrowed money                                                                                    713.4             534.2
Current income taxes                                                                               15.7              19.4
Deferred income taxes                                                                              12.6                 -
Other liabilities                                                                                 276.4             226.6
Liabilities related to separate accounts                                                       24,746.7          18,220.1
                                                                                         -----------------  ----------------
Total liabilities                                                                              49,643.1          38,569.4
                                                                                         -----------------  ----------------
Shareholder's equity
    Common stock (250,000 shares authorized, issued and outstanding;
      $10.00 per share value)                                                                       2.5               2.5
    Additional paid-in capital                                                                  4,041.1           3,811.1
    Accumulated other comprehensive income                                                        112.7             188.1
    Retained earnings (deficit)                                                                (1,381.8)         (1,473.7)
                                                                                         -----------------  ----------------
Total shareholder's equity                                                                      2,774.5           2,528.0
                                                                                         -----------------  ----------------
Total liabilities and shareholder's equity                                                   $ 52,417.6        $ 41,097.4
                                                                                         =================  ================



   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                  Statements of Changes in Shareholder's Equity
                                  (In millions)

                                                                           Accumulated
                                                           Additional         Other          Retained          Total
                                              Common        Paid-In       Comprehensive      Earnings      Shareholder's
                                              Stock         Capital          Income          (Deficit)        Equity
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2001
    Excluding impact of merger                $   2.5      $    780.4       $      3.8       $    31.1       $    817.8
    Impact of merger                                -         2,493.9            (73.8)         (135.2)         2,284.9
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2001
    Including impact of merger                    2.5         3,274.3            (70.0)         (104.1)         3,102.7
    Comprehensive loss:
      Net loss                                      -               -                -        (1,414.5)        (1,414.5)
      Other comprehensive loss
        net of tax:
           Net unrealized gain on
             securities ($202.3 pretax)             -               -            203.2               -            203.2
                                                                                                          ----------------
    Comprehensive loss                                                                                         (1,211.3)
                                                                                                          ----------------
    Contribution of capital                         -           456.3                -               -            456.3
    Other                                           -            (8.2)               -               -             (8.2)
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2002                      2.5         3,722.4            133.2        (1,518.6)         2,339.5
    Comprehensive income:
      Net income                                    -               -                -            57.3             57.3
      Other comprehensive income
        net of tax:
           Net unrealized gain on
             securities ($82.8 pretax)              -               -             54.9               -             54.9
                                                                                                          ----------------
    Comprehensive income                                                                                          112.2
                                                                                                          ----------------
    Dividends paid                                  -               -                -           (12.4)           (12.4)
    Contribution of capital                         -            88.7                -               -             88.7
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2003                      2.5         3,811.1            188.1        (1,473.7)         2,528.0
    Comprehensive income:
      Net income                                                                                  91.9             91.9
      Other comprehensive loss
        net of tax:
           Net unrealized loss on
             securities (($113.9) pretax)                                        (70.5)                           (70.5)
           Minimum pension liability                                              (4.9)                            (4.9)
                                                                                                          ----------------
    Comprehensive income                                                                                           16.5
                                                                                                          ----------------
    Contribution of capital                                     230.0                                             230.0
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2004                  $   2.5      4  4,041.1       $    112.7       $(1,381.8)       $ 2,774.5
                                           ============= =============== ================  ============== ================


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                            Statements of Cash Flows
                                  (In millions)


                                                                                     Year ended December 31,
                                                                            2004              2003              2002
                                                                       ---------------   ---------------   ----------------
Cash Flows from Operating Activities:
    Net income (loss)                                                    $       91.9      $       57.3      $    (1,414.5)
    Adjustments to reconcile net income (loss) to net cash
      provided by operating activities:
        Capitalization of deferred policy acquisition costs                    (688.3)           (396.9)            (469.5)
        Amortization of deferred policy acquisition costs
           and value of business acquired                                       241.0             252.9              210.8
        Net accretion/decretion of discount/premium                             139.6             218.2              173.3
        Future policy benefits, claims reserves, and interest credited          916.7           1,196.8              926.6
        Impairment of goodwill                                                      -                 -            1,314.4
        Provision for deferred income taxes                                      75.5              (1.9)             (43.5)
        Net realized capital (gains) losses                                     (57.3)           (110.0)             151.5
        Depreciation                                                                -                 -                0.2
        Change in:
           Accrued investment income                                            (20.1)              9.3              (45.4)
           Accounts receivables and asset accruals                              (35.5)             (2.4)              (2.3)
           Due to/from affiliates                                               (83.7)            (68.4)              76.4
           Other payables and accruals                                           77.1              73.1             (219.8)
                                                                       ---------------   ---------------   ----------------
Net cash provided by operating activities                                       656.9           1,228.0              658.2
Cash Flows from Investing Activities:
    Proceeds from the sale, maturity, or redemption of:
      Fixed maturities, available-for-sale                                   17,903.6          20,179.8           20,419.3
      Equity securities, available-for-sale                                     106.8              45.7                0.7
      Mortgage loans on real estate originated                                  388.6             561.1              667.6
      Short-term investments                                                  2,854.0          15,364.1            8,638.3
    Acquisition of:
      Fixed maturities, available-for-sale                                  (20,553.5)        (21,223.3)         (24,532.0)
      Equity securities, available-for-sale                                     (20.2)            (16.2)            (144.1)
      Mortgage loans on real estate                                            (856.4)         (1,075.5)            (782.1)
      Short-term investments                                                 (2,860.6)        (15,362.2)          (8,580.9)
    Proceeds from sale of interest in subsidiary                                    -                 -               27.7
    Other investments                                                          (152.9)            (84.0)              74.1
    Other, net                                                                   10.8               2.7               10.8
                                                                       ---------------   ---------------   ----------------
Net cash used in investing activities                                        (3,179.8)         (1,607.8)          (4,200.6)


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                            Statements of Cash Flows
                                  (In millions)


                                                                                     Year ended December 31,
                                                                            2004              2003              2002
                                                                       ---------------   ---------------   ----------------
Cash Flows from Financing Activities:
    Deposits received for investment contracts                                5,474.7           1,475.3            4,826.1
    Maturities and withdrawals from investment contracts                     (2,830.9)         (1,676.5)          (1,636.3)
    Reinsurance recapture                                                           -             134.5                  -
    Change in reinsurance recoverable                                          (736.2)             25.6             (211.3)
    Net short-term loans                                                        179.2             210.6               48.6
    Intercompany dividends                                                          -             (12.4)                 -
    Intercompany loans                                                          350.0                 -                  -
    Contribution of capital from Parent                                         230.0              88.7              456.3
    Other                                                                           -                 -               (8.2)
                                                                       ---------------   ---------------   ----------------
Net cash provided by financing activities                                     2,666.8             245.8            3,475.2
                                                                       ---------------   ---------------   ----------------
Net increase (decrease) in cash and cash equivalents                            143.9            (134.0)             (67.2)
Cash and cash equivalents, beginning of year                                     65.1             199.1              266.3
                                                                       ---------------   ---------------   ----------------
Cash and cash equivalents, end of year                                   $      209.0      $       65.1      $       199.1
                                                                       ===============   ===============   ================
Supplemental cash flow information:
    Income taxes paid (received), net                                    $        8.3      $       53.0      $       (41.7)
                                                                       ===============   ===============   ================
    Interest paid                                                        $       14.2      $       10.8      $        13.5
                                                                       ===============   ===============   ================

   The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

     Basis of Presentation

     ING USA Annuity and Life Insurance Company ("ING USA" or the "Company" as appropriate), a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), is a stock life insurance company organized under the laws of the State of Iowa.

     Lion is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING". ING USA is authorized to conduct its insurance business in the District of Columbia and all states except New York. ING USA was domiciled as a life insurance company under the laws of the State of Delaware until December 31, 2003 and has been domiciled as such in Iowa since January 1, 2004.

     On January 1, 2004 (the "Merger Date"), the Company simultaneously redomesticated from Delaware to Iowa, changed its name from Golden American Life Insurance Company to ING USA Annuity and Life Insurance Company, and merged the following affiliates into the Company: Equitable Life Insurance Company of Iowa ("Equitable Life"), USG Annuity & Life Company ("USG"), and United Life & Annuity Insurance Company ("ULA") (the collectively, "Merger Companies"). Prior to the merger date, ING USA was a wholly-owned subsidiary of Equitable Life. Equitable Life merged its affiliate, Ameribest Life Insurance Company ("AMB"), a life insurance company domiciled in Georgia, into its operations on January 1, 2003.

     Statement  of Financial  Accounting  Standards  ("FAS") No. 141,  "Business
     Combinations", excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board ("APB") Opinion No. 16, "Business Combinations", provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The Balance Sheets and Statements of Operations give effect to the consolidation transactions as if they had occurred on December 31, 2003 and January 1, 2002, respectively.

     As of April 1, 2002, ING USA sold First Golden American Life Insurance Company of New York ("First Golden") to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut"), which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 in cash and a receivable

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     totaling $0.2 from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING USA. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING USA and subsequently forgiven. ING USA realized a loss of $3.0 related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware. As of October 1, 2003, RLNY's parent, Security-Connecticut merged with and into its parent, ReliaStar.

     In accordance with APB Opinion No. 16, RLNY presented combined results of operations including First Golden activity as of the beginning of the year ended December 31, 2002. The first three months of First Golden activity is not reflected in the ING USA's Statement of Operations for the period ended December 31, 2002, as the amounts were not material.

     Description of Business

     The Company offers various insurance products including immediate and deferred variable and fixed annuities. The Company's annuity products are distributed by national wirehouses, regional securities firms, independent National Association of Securities Dealers, Inc. ("NASD") firms with licensed registered representatives, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and the ING broker-dealer network. The Company also offers guaranteed investment contracts ("GICs") and funding agreements marketed by direct sale by home office personnel or through specialty insurance brokers. Historically, the Company has provided interest-sensitive, traditional and variable life insurance, and health insurance. All health insurance is ceded to other insurers and new policies are no longer written. The Company ceased the issuance of life insurance policies in 2001, and all life insurance business is currently in run-off. The Company's primary customers are retail consumers and corporations.

     Recently Adopted Accounting Standards

     Accounting   and   Reporting   by   Insurance   Enterprises   for   Certain
     Nontraditional Long-Duration Contracts and for Separate Accounts

     The Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that the revenue and expenses related to such arrangements be consolidated within the respective line items in the Statements of Operations. In addition, the SOP requires

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     additional liabilities be established for certain guaranteed death and other benefits and for products with certain patterns of cost of insurance charges. In addition, sales inducements provided to contractowners must be recognized on the balance sheet separately from deferred policy acquisition costs and amortized as a component of benefits expense using methodologies and assumptions consistent with those used for amortization of deferred policy acquisition costs.

     The Company evaluated all requirements of SOP 03-1 and determined that it is affected by the SOP's requirements to establish additional liabilities for certain guaranteed benefits and products with patterns of cost of insurance charges resulting in losses in later policy durations from the insurance benefit function and to defer, amortize, and recognize separately, sales inducements to contractowners. Upon adoption of SOP 03-1 on January 1, 2004, the Company recognized a cumulative effect of a change in accounting principle of $(3.6), before tax or $(2.3), net of $1.3 of income taxes. In addition, requirements for certain separate account arrangements that do not meet the established criteria for separate asset and liability recognition are applicable to the Company, however, the Company's policies on separate account assets and liabilities have historically been, and continue to be, in conformity with the requirements newly established.

     In the fourth quarter of 2004, the cumulative effect of a change in accounting principle was revised due to the Company's implementation of
     Technical Practice Aid 6300.05 - 6300.08, "Q&As Related to the Implementation of SOP 03-1, `Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts"' (the "TPA").

     The TPA, which was approved in September 2004, provides additional guidance regarding certain implicit assessments that may be used in the testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provides additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. While the TPA was implemented during the fourth quarter of 2004, the TPA is retroactive to the original implementation date of SOP 03-1, January 1, 2004 and is reported as an adjustment to the SOP 03-1 cumulative effect of change in accounting principle. The adoption of the TPA reduced the Company's cumulative effect of change in accounting principle by $2.0, before tax and decreased quarterly 2004 net income approximately $0.6 in each quarter, for a total decrease of $2.3.

     The implementation of SOP 03-1 also raised questions regarding the interpretation of the requirements of FAS No. 97 "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"), concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 97-1 ("FSP FAS 97-1"), "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, `Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,' Permit or Require Accrual of an Unearned Revenue Liability," effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004.

     The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments," adopting a three-step impairment model for securities within its scope. The three-step model is applied on a security-by-security basis as follows:

     Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
     Step 2: Evaluate whether an impairment is other-than-temporary.
     Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value.

     On September 30, 2004, the FASB issued FASB Staff Position No. EITF Issue 03-1-1 ("FSP EITF 03-1-1"), "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,'" which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 related to steps two and three of the impairment model introduced. The delay is in effect until a final consensus can be reached on such guidance. Despite the delay of the implementation of steps two and three, other-than-temporary impairments are still to be recognized as required by existing guidance.

     Earlier consensus reached by the EITF on this issue required that certain quantitative and qualitative disclosures be made for unrealized losses on debt and equity securities that have not been recognized as other-than-temporary impairments. These disclosures were adopted by the Company, effective December 31, 2003, and are included in the Investments footnote.

     Accounting for Derivative Instruments and Hedging Activities

     In 2003, the Derivative Implementation Group ("DIG") who was responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives:
     Modified  Coinsurance  Arrangements  and Debt  Instruments That Incorporate

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor Under Those Instruments" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The Company adopted DIG B36 on October 1, 2003 and has modified coinsurance treaties that are applicable to the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, implementation of DIG B36 did not impact the Company's financial position, results of operations, or cash flows.

     Variable Interest Entities

     In January 2003, the FASB issued FASB Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical corrections and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

     In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The Company holds investments in variable interest entities ("VIEs") in the form of private placement securities, structured securities, securitization transactions and limited partnerships with an aggregate fair value of $7.0 billion as of December 31, 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company's financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2004 of $6.9 billion represents the maximum exposure to loss except for those structures for which the Company also receives asset management fees.

     Goodwill Impairment

     During  2002,  the  Company  adopted  FAS  No.  142,  "Goodwill  and  Other
     Intangible Assets". The adoption of this standard resulted in the recognition of an impairment loss of $1,298.4, net of $699.1 of income taxes, related to a prior acquisition, recorded retroactive to the first quarter of 2002. Prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the 2002 Statement of Operations.

     Guarantees

     In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ending after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provisions are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     New Accounting Pronouncements

     In December 2004, the FASB issued FAS No. 123 (revised 2004), "Share-Based Payment" ("FAS 123R"), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS 123R is effective at the beginning of the first interim or annual period beginning after June 15, 2005. Earlier adoption is encouraged. FAS 123R provides two transition methods, modified-prospective and modified-retrospective.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provisions are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on the amount previously reported in the pro forma footnote disclosures as required under FAS No. 123, "Accounting for Stock-Based Compensation".

     The Company intends to early adopt the provisions of FAS 123R on January 1, 2005, using the modified-prospective method. Due to the Company's few number of employees, the adoption of FAS 123R is not expected to have a material impact on the Company's financial position, results of operations, or cash flows. Prior to January 2005, the Company applied the intrinsic value-based provisions set forth in APB Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date.

     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Reclassifications

     Certain   reclassifications   have  been  made  to  prior  year   financial
     information to conform to the current year classifications.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     changes in deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), and deferred income taxes.

     Other-Than-Temporary-Impairments

     The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under EITF Issue No. 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

     When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Purchases and Sales

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Valuation

     Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan (discounted at the loan's effective interest rate), or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Investments in real estate are reported at historical cost, less accumulated depreciation and impairment writedowns, with the exception of land, which is not depreciated. If the value of any real estate is determined to be impaired (i.e., when it is probable that the Company will be unable to recover the carrying value of the real estate), the carrying value of the real estate is reduced to the current fair value. The carrying value of the impaired real estate is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances.

     Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

     Derivative instruments are reported at fair value and are obtained internally from the derivative accounting system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations. Guaranteed minimum withdrawals benefits ("GMWBs") and guaranteed minimum accumulation benefits ("GMABs") represent an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. GMWBs and GMABs are carried at fair value based on actuarial assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning contractowner behavior. Estimating cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns, and discount rates.

     Securities Lending

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     Repurchase Agreements

     The Company engages in dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities and the offsetting collateral liability is included in borrowed money on the Balance Sheets.

     Derivatives

     The Company's use of derivatives is limited mainly to hedging purposes. However, these derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company does not seek hedge accounting treatment. The Company enters into interest rate, equity market, and currency contracts, including swaps, caps, floors, options and futures, to reduce and manage risks associated with changes in value, yield, price, or cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses in the Statements of Operations. Derivatives are included in other investments on the Balance Sheets.

     The Company also has investments in certain fixed maturity instruments and has retail annuity products that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Changes in the fair value of embedded derivatives are recorded in net realized capital gains (losses) in the Statements of Operations. Embedded derivatives within securities are included in fixed maturities in the Balance Sheets. Embedded derivatives within retail annuity products are included in future policy benefits and claims reserves on the Balance Sheets.

     Deferred Policy Acquisition Costs and Value of Business Acquired

     Deferred policy acquisition costs ("DAC") represent policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Value of business acquired ("VOBA") represents the outstanding value of in force business capitalized and are subject to amortization in purchase accounting when the Company was acquired. The value is based on the present value of estimated net cash flows embedded in the Company's contracts.

     The amortization methodology used for DAC and VOBA varies by product type. Statement of Financial Accounting Standards ("FAS") No. 60, "Accounting and Reporting by Insurance Enterprises," applies to traditional life insurance products, primarily traditional whole life and term life insurance contracts. Under FAS No. 60, DAC and VOBA are amortized over the premium payment period, in proportion to the premium revenue recognized.

     FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts (usually 25 years) in relation to the present value of estimated future gross profits from investment, mortality, and expense margins; asset-based fees, policy administration, and surrender charges; less policy maintenance fees and non-capitalized commissions, as well as realized gains and losses on investments. Guaranteed investment contracts, however, are amortized on a straight-line basis over the life of the contract.

     Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

     Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs a quarterly and annual analysis of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability and are reduced to the extent that estimated future gross profits are inadequate to recover the asset.

     At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised ("unlocking"), retroactively to the date of the policy or contract issuance. The cumulative prior period adjustment is recognized as a component of current period amortization. In general,

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     increases in investment returns, and thus estimated profits, lower the rate of amortization. Increases in surrender charges and mortality margins, decreases in investment returns, and decreases in estimated profits, increase the rate of amortization.

     Reserves

     Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts, and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses less the present value of future net premiums.

     Reserves for deferred annuity investment contracts and immediate annuity without life contingent payouts are equal to cumulative deposits less charges and withdrawals, plus credited interest thereon (reserve interest rates vary by product up to 10.0% for all periods presented).

     Reserves for immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates ranged from 3.0% to 8.0% for all periods presented. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Certain variable annuity contracts offer guaranteed minimum death benefits ("GMDB"), as well as guaranteed living benefits. The GMDB is provided in the event the customer's account value at death is below the guaranteed value. Guaranteed living benefits offered include guaranteed minimum income benefits, guaranteed minimum withdrawal benefits, and guaranteed minimum accumulation benefits. Although the Company reinsures or hedges a significant portion of the death and living benefit guarantees associated with its in force business, declines in the equity market may increase the Company's net exposure to the death and living benefits under these contracts.

     Reserves for GICs are calculated using the principal amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index plus a spread or a fixed rate, established at the issue date of the contract.

     Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. In addition, the Company holds reserves as required for SOP 03-1 for certain products with anticipated losses in later policy durations. Reserves for traditional life insurance contracts represent the present value of future benefits to be

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     paid to or on behalf of contractowners and related expenses less the present value of future net premiums.

     Sales Inducements

     Sales inducements represent benefits paid to contractowners that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately on the balance sheet in accordance with SOP 03-1. Prior to 2004, sales inducements were recorded as a component of DAC on the Balance Sheet. Beginning in 2004, sales inducements are amortized as a component of interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

     Revenue Recognition

     For universal life and most annuity contracts, charges assessed against contractowners' funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed against contractowners. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and benefits in the Statements of Operations.

     Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

     For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations and are recorded directly to policy liabilities and accruals on the Balance Sheet.

     Separate Accounts

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Separate Account assets supporting variable options under annuity and universal life contracts are invested, as designated by the contractowner or participant (who bears the investment risk, subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds which are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

     Separate Account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Statement of Operations. The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for presentation in the separate caption in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2004 and 2003, unrealized gains of $100.5 and $112.8, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in certain aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

     Participating Insurance

     Participating business approximates 10% of the Company's ordinary life insurance in force and 26% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $16.2, $17.2, and $23.7, were incurred during the years ended December 31, 2004, 2003 and 2002, respectively.

     Income Taxes

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

2.   Investments

     Fixed maturities and equity securities available-for-sale as of December 31, 2004 were as follows:


                                                                            Gross           Gross
                                                         Amortized       Unrealized       Unrealized         Fair
                                                           Cost             Gains           Losses           Value
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities:
          U.S. government and government
            agencies and authorities                     $     464.0      $       1.8     $        1.1     $     464.7
          State, municipalities and political
            subdivisions                                        20.7                -              0.8            19.9

          U.S. corporate securities:
            Public utilities                                 1,796.9             78.4              8.9         1,866.4
            Other corporate securities                       6,292.4            243.5             22.7         6,513.2
                                                       --------------   --------------  ---------------  --------------
          Total U.S. corporate securities                    8,089.3            321.9             31.6         8,379.6
                                                       --------------   --------------  ---------------  --------------
          Foreign securities:
            Government                                         518.9             24.2              2.2           540.9
            Other                                            2,571.2             97.7             11.5         2,657.4
                                                       --------------   --------------  ---------------  --------------
          Total foreign securities                           3,090.1            121.9             13.7         3,198.3
                                                       --------------   --------------  ---------------  --------------
          Residential mortgage-backed securities             3,440.3             43.9             22.4         3,461.8
          Commercial mortgaged-backed securities             1,107.8             34.9              3.0         1,139.7
          Other asset-backed securities                      1,934.2             14.3             14.7         1,933.8
                                                       --------------   --------------  ---------------  --------------
          Total fixed maturities, including fixed
            maturities pledged                              18,146.4            538.7             87.3        18,597.8
          Less: fixed maturities pledged                     1,100.5              9.8              1.7         1,108.6
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities                                      17,045.9            528.9             85.6        17,489.2
      Equity securities                                         34.8              0.5                -            35.3
                                                       --------------   --------------  ---------------  --------------
      Total investments available-for-sale               $  17,080.7      $     529.4     $     $ 85.6     $  17,524.5
                                                       ==============   ==============  ===============  ==============


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Fixed maturities and equity securities available-for-sale as of December 31, 2003 were as follows:


                                                                            Gross           Gross
                                                         Amortized       Unrealized       Unrealized         Fair
                                                           Cost             Gains           Losses           Value
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities:
          U.S. government and government
            agencies and authorities                     $     195.5      $       2.0     $        0.1     $     197.4
          State, municipalities and political
            subdivisions                                        31.7                -              2.5            29.2

          U.S. corporate securities:
            Public utilities                                 1,341.2             84.3              8.0         1,417.5
            Other corporate securities                       6,246.4            300.9             33.7         6,513.6
                                                       --------------   --------------  ---------------  --------------
          Total U.S. corporate securities                    7,587.6            385.2             41.7         7,931.1
                                                       --------------   --------------  ---------------  --------------
          Foreign securities:
            Government                                         487.1             21.7              3.9           504.9
            Other                                            1,984.4             96.0             24.1         2,056.3
                                                       --------------   --------------  ---------------  --------------
          Total foreign securities                           2,471.5            117.7             28.0         2,561.2
                                                       --------------   --------------  ---------------  --------------
          Residential mortgage-backed securities             3,247.0             66.7             21.8         3,291.9
          Commercial mortgage-backed securities                774.2             45.8              2.1           817.9
          Other asset-backed securities                      1,273.0             17.2             21.1         1,269.1

          Total fixed maturities, including fixed
            maturities pledged                              15,580.5            634.6            117.3        16,097.8
          Less: fixed maturities pledged                       555.5              6.4              2.8           559.1
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities                                      15,025.0            628.2            114.5        15,538.7
      Equity securities                                        115.2              5.0                -           120.2
                                                       --------------   --------------  ---------------  --------------
      Total investments available-for-sale               $  15,140.2      $     633.2     $      114.5     $  15,658.9
                                                       ==============   ==============  ===============  ==============



     At December 31, 2004 and 2003, net unrealized appreciation is $451.9 and $522.3, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The aggregate unrealized losses and related fair values of total fixed maturities, including fixed maturities pledged to creditors, and equity securities with unrealized losses as of December 31, 2004, are shown below by duration:


                                                Unrealized             Fair
                                                   Loss                Value
                                           -----------------   -----------------
     Duration category:
       Less than six months below cost       $      27.2         $   3,199.9
       More than six months and less
         than twelve months below cost              29.9             1,710.7
       More than twelve months below cost           30.2               709.1
                                           -----------------   -----------------
                                             $      87.3        $    5,619.7
                                           =================   =================


     Of the unrealized losses less than 6 months in duration of $27.2, there were $12.3 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $14.9 as of December 31, 2004, relates to securities under the guidance prescribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows for which the carrying amount was $1,560.4.

     Of the unrealized losses more than 6 months and less than 12 months in duration of $29.9, there were $16.9 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $13.0 as of December 31, 2004, relates to securities under the guidance prescribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows for which the carrying amount was $768.8.

     Of the unrealized losses more than 12 months in duration of $30.2, there were $18.0, in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $12.2 as of December 31, 2004, relates to securities under the guidance prescribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows for which the carrying amount was $222.8.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The amortized cost and fair value of fixed maturities as of December 31, 2004 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                Amortized            Fair
                                                  Cost               Value
                                            -----------------  -----------------
     Due to mature:
       One year or less                       $      336.8       $      341.5
       After one year through five years           4,066.3            4,151.2
       After five years through ten years          4,209.5            4,403.0
       After ten years                             3,051.6            3,166.9
       Mortgage-backed securities                  4,548.0            4,601.4
       Other asset-backed securities               1,934.2            1,933.8
     Less: fixed maturities pledged                1,100.5            1,108.6
                                            -----------------  -----------------
     Fixed maturities, excluding fixed
       maturities pledged                     $   17,045.9       $   17,489.2
                                            =================  =================


     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2004.

     At December 31, 2004 and 2003, fixed maturities with fair values of $11.9 and $20.1, respectively, were on deposit as required by regulatory authorities.

     The  Company  is a member  of the  Federal  Home  Loan  Bank of Des  Moines
     ("FHLB") and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2004 and 2003, respectively, the Company had $376.3 and $125.3 in non-putable funding agreements issued to the FHLB. At December 31, 2004 and 2003, respectively, assets with a carrying value of approximately $422.0 and $148.2 collateralized the funding agreements to the FHLB. Collateralized assets are included in fixed maturities in the Balance Sheets.

     The Company enters into dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase its return on investments and improve liquidity. At December 31, 2004 and 2003, the carrying value of the securities pledged in dollar rolls and repurchase agreements was $715.9 and $536.8, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreements is included in pledged securities on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $713.4 and $534.2 at December 31, 2004 and 2003, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in borrowed money on the Balance Sheets.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2004. The Company believes the counterparties to the dollar rolls, repurchase agreements, reverse repurchase agreements, and securities lending are financially responsible and that the counterparty risk is immaterial.

     Impairments

     The  following   table   identifies   the  Company's   other-than-temporary
     impairments by type as of December 31:


                                                 2004                         2003                        2002
                                       ---------------------------- ---------------------------- ---------------------------
                                                         No. of                       No. of                      No. of
                                         Impairment    Securities    Impairment     Securities    Impairment    Securities
                                      --------------- ------------ --------------- ------------ -------------- ------------
     U.S. Corporate                     $     -            -         $  23.7           16         $    0.1            1
     Residential mortgage-backed            9.1           88            81.3          173             81.3          125
     Foreign                                8.5            4            11.5            2              8.5            3
     Asset-backed                          11.5            6             5.8            7             31.1           14
     Equity                                   -            -               -            -                -            1
     Limited partnerships                   2.2            1               -            -                -            -
                                      --------------- ------------ --------------- ------------ -------------- ------------
     Total                              $  31.3           99         $ 122.3          198         $  121.0          144
                                      =============== ============ =============== ============ ============== ============


     The remaining fair value of the impaired fixed maturities at December 31, 2004 and 2003 is $168.7 and $192.0, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Net Investment Income

     Sources of net investment income were as follows:


                                                                            Year ended December 31,
                                                                  2004               2003               2002
                                                            -----------------  -----------------  ------------------
     Fixed maturities                                          $       960.5     $        957.6     $         946.1
     Equity securities                                                   0.3                0.2                   -
     Mortgage loans on real estate                                     221.8              208.5               202.2
     Real estate                                                         0.2                0.6                 0.3
     Policy loans                                                        9.8                8.8                 9.5
     Short-term investments and cash equivalents                         1.4                1.5                 3.7
     Other                                                             (98.4)            (138.6)             (127.9)
                                                            -----------------  -----------------  ------------------
     Gross investment income                                         1,095.6            1,038.6             1,033.9
     Less: investment expenses                                          71.7               64.0                44.6
                                                            -----------------  -----------------  ------------------
     Net investment income                                     $     1,023.9     $        974.6     $         989.3
                                                            =================  =================  ==================



     Net Realized Capital Gains and Losses

     Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to the impairment of investments. Net realized capital gains (losses) on investments were as follows:


                                                                             Year ended December 31,
                                                                   2004               2003                2002
                                                            -----------------  ------------------  -----------------
     Fixed maturities                                          $       44.0      $        108.7      $      (105.9)
     Equity securities                                                  6.4                 0.2                0.1
     Derivatives                                                        9.3                 1.7              (92.0)
     Real estate                                                          -                (3.4)               1.7
     Other                                                             (2.1)               (0.3)              (0.4)
                                                            -----------------  ------------------  -----------------
     Pretax net realized capital gains (losses)                $       57.6      $        106.9      $      (196.5)
                                                            =================  ==================  =================
     After-tax net realized capital gains (losses)                   $ 37.4      $         69.5      $      (127.7)
                                                            =================  ==================  =================


     Proceeds from the sale of fixed maturities and equity securities and the related gross gains and losses were as follows:


                                                                              Year ended December 31,
                                                                   2004                2003               2002
                                                            -----------------   -----------------  -----------------
     Proceeds on sales                                        $   9,916.3         $  13,664.8        $  15,027.8
     Gross gains                                                    145.5               297.6              253.3
     Gross losses                                                    59.3                60.4              224.2


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Changes in accumulated other comprehensive income related to changes in net unrealized capital gains and losses on securities, including securities pledged were as follows:


                                                                           Year ended December 31,
                                                                 2004                2003               2002
                                                           -----------------   -----------------  -----------------
     Fixed maturities                                        $   (65.9)          $   (90.4)         $   556.5
     Equity securities                                            (4.5)                8.6               (3.9)
     DAC/VOBA                                                    (48.1)              151.2             (353.1)
     Sales inducements                                            (6.7)                  -                  -
     Other                                                        11.3                13.4                2.8
                                                           -----------------   -----------------  -----------------
     Subtotal                                                   (113.9)               82.8              202.3
     Deferred income taxes                                        43.4               (27.9)               0.9
                                                           -----------------   -----------------  -----------------
     Net unrealized capital gains (losses)                   $   (70.5)             $ 54.9          $   203.2
                                                           =================   =================  =================



3.   Financial Instruments

     Estimated Fair Value

     The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

     Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument. FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     Fixed maturity securities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

     Equity securities: Fair values of these securities are based upon quoted market price.

     Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Cash, cash equivalents, short-term investments under securities loan agreement and policy loans: The carrying amounts for these assets approximate the assets' fair values. Derivatives are carried at fair value on the Balance Sheets.

     Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

     Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily derivatives) approximate those assets' fair values. Derivatives are carried at fair value on the Balance Sheets.

     Notes to affiliates: Estimated fair value of the Company's notes to affiliates are based upon discounted future cash flows using a discount rate approximating the current market value.

     Investment contract liabilities (included in future policy benefits and claims reserves):

          With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

          Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company's Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2004 and 2003 were as follows:


                                                                    2004                            2003
                                                        ------------------------------  ------------------------------
                                                          Carrying          Fair          Carrying          Fair
                                                            Value           Value           Value           Value
                                                        --------------  --------------  --------------  --------------
     Assets:
         Fixed maturity, including securities
           pledged                                        $ 18,597.8      $ 18,597.8      $ 16,097.8      $ 16,097.8
         Equity securities                                      35.3            35.3           120.2           120.2
         Mortgage loans on real estate                       3,851.8         3,969.4         3,388.7         3,581.4
         Policy loans                                          169.0           169.0           177.1           177.1
         Cash, cash equivalents,
           and short-term investments
           under securities loan agreement                     611.8           611.8            88.0            88.0
         Other investments                                     228.8           229.0            60.8            61.1
         Assets held in separate accounts                   24,746.7        24,746.7        18,220.1        18,220.1
     Liabilities:
         Notes to affiliates                                   435.0           508.5            85.0           145.2
         Investment contract liabilities:
           Deferred annuities                               17,525.9        16,344.6        16,072.4        15,069.0
           Supplementary contracts and
             immediate annuities                               864.9           864.9           840.1           840.1
           Liabilities related to separate accounts         24,746.7        24,746.7        18,220.1        18,220.1


     Fair  value  estimates  are made at a  specific  point  in  time,  based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

     Derivative Financial Instruments

     Interest Rate Caps

     Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount of the Company's open interest rate caps as of December 31, 2004 was $236.2. Carrying value and estimated fair value of the open interest rate caps was minimal as of December 31, 2004. The notional amount of the Company's open interest rate caps as of December 31,

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     2003 was $1,036.2. Carrying value and estimated fair value of the open interest rate caps were minimal as of December 31, 2003.

     Interest Rate Swaps

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio as well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2004 were $2,832.8, $34.0 and $34.0, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $1,266.5, $(91.2) and $(91.2), respectively.

     Futures

     Futures contracts are used to hedge against a decrease in certain indexes. Such decrease results in increased reserve liabilities, and the futures offset this increased expense. The underlying reserve liabilities are carried at market value with the change in value recorded in the Statements of Operations, which is offset by the daily cash movement of the futures. The notional amount, carrying value and estimated fair value of the Company's open futures contracts as of December 31, 2004, were $1,177.9, $(0.2) and $(0.2), respectively. The notional amount, carrying value and estimated fair value of the Company's open futures contracts as of December 31, 2003, were $491.3, $0.8 and $0.8, respectively.

     Foreign Exchange Swaps

     Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value, and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2004 were $146.7, $(34.5) and $(34.5), respectively. The notional amount, carrying value, and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $128.2, $(19.4) and $(19.4), respectively.

     Options

     Standard & Poor's ("S&P") Options are used to hedge against an increase in the S&P Index. Such increase results in increased reserve liabilities, and the options offset this increased expense. The options are accounted for in

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     a consistent manner with the underlying reserve liabilities, both of which are carried at fair value with the change in value recorded in the Statements of Operations. If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities. The notional amount, carrying value and estimated fair value of the Company's open options as of December 31, 2004 were $2,335.4, $166.0, and $166.0, respectively. The notional amount, carrying value and estimated fair value of the Company's open options as of December 31, 2003 were $1,287.8, $100.9, and $100.9, respectively.

     Embedded Derivatives

     The Company also has investments in certain fixed maturity instruments and retail annuity products that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. The estimated fair value of the embedded derivatives within securities as of December 31, 2004 and 2003 was $(4.6) and $(1.1), respectively. The estimated fair value of the embedded derivatives within retail annuity products as of December 31, 2004 and 2003, was $479.9 and $238.9, respectively.


4.   Deferred Policy Acquisition Costs and Value of Business Acquired

     Activity for the years ended December 31, 2004, 2003 and 2002, within VOBA was as follows:


     Balance at December 31, 2001                                $     202.5
         Adjustment for unrealized gains/losses                        (34.2)
         Interest accrued at 4% - 5%                                    10.1
         Amortization                                                  (43.9)
                                                               -----------------
     Balance at December 31, 2002                                      134.5
         Adjustment for unrealized gains/losses                          7.0
         Interest accrued at 4% - 5%                                     6.6
         Amortization                                                  (36.6)
                                                               -----------------
     Balance at December 31, 2003                                      111.5
         Adjustment for unrealized gains/losses                         (0.5)
         Interest accrued at 4% - 5%                                     6.8
         Amortization                                                   (5.6)
                                                               -----------------
     Balance at December 31, 2004                                $     112.2
                                                               =================


     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $15.5, $13.6, $11.0, $10.1, and $12.3, for the years
     2005, 2006, 2007, 2008 and 2009, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Analysis of DAC/VOBA - Annuity

     The variance in amortization expense in 2004 versus 2003 was impacted by SOP 03-1. In prior years, amortization of inducements was included in amortization of DAC and VOBA. Beginning in 2004, sales inducement amortization is included as a component of benefit expense in accordance with SOP 03-1. Therefore, the decrease in amortization of DAC and VOBA is partially related to 2004 sales inducement amortization being included in interest credited instead of amortization of DAC and VOBA. Also contributing to the decrease is the improved market performance during 2003, which lowered the amortization rate for 2004. Amortization expense in 2003 was higher than 2002 due in part to the poor equity market performance in 2002, which increased the amortization rate in 2003, as well as to the amortization of acquisition costs related to increased sales of fixed annuities during 2002. 2003 was the first full year of amortization for this block of acquisition costs. Also impacting amortization of DAC and VOBA are unlocking adjustments discussed below.

     The actual separate account market return exhibited by the variable deposits invested in mutual funds associated with the Company's liabilities in 2004 exceeded the long-term assumption, thereby producing deceleration of DAC/VOBA amortization of $6.6, before tax. As a part of the regular analysis of DAC/VOBA, at the end of the first quarter of 2004, the Company modified its assumptions regarding the future rate of spread income on some of its fixed annuity liabilities. The assumption modification was in the direction of lower spread income, and produced an acceleration of DAC/VOBA amortization of $5.0, before tax. Similar regular analysis of DAC\VOBA at the end of the third quarter of 2004 included unlocking of the Company's assumptions regarding contractowner withdrawal behavior. Based on experience studies, assumed rates of full surrender for both fixed and variable annuities and rates of partial withdrawal of account balance for variable annuities were all modified downward, producing a deceleration of DAC/VOBA amortization of $4.2, before tax. The combined effect of the three factors of actual variable return for 2004 exceeding long-term assumptions, modification of future spread income expectations, and modification of expectations regarding future withdrawal behavior was a deceleration of DAC/VOBA amortization totaling $5.8, before tax, or $3.8, net of $2.0 of federal income tax expense.

     The Company reset long-term return assumptions for the separate account to 8.5% from 9.0% (gross before fund management fees and mortality, expense, and other policy charges) as of December 31, 2003, reflecting a blended return of equity and other sub-accounts. The largest component of the 2003 unlocking adjustment comprised a deceleration of DAC/VOBA amortization totaling $41.3, before tax. This component was primarily driven by improved market performance. The Company also unlocked assumptions regarding future lapse rates for fixed annuities during the analysis at the end of 2003, resulting in an acceleration of DAC/VOBA amortization of $6.0, before tax. In each of the regular analyses of DAC/VOBA at the end of the third and fourth quarters of 2003, expectations regarding yields on assets backing

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     fixed annuity liabilities were revised downward, resulting in respective accelerations of DAC/VOBA amortization measuring $2.1, before tax and $6.0, before tax. The combined effect of all unlocking in 2003 was a deceleration of DAC/VOBA amortization totaling $27.2, before tax, or $17.7, net of $9.5 of federal income tax expense.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account return to 9.0% (gross before fund management fees and mortality, expense, and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The largest component of the 2002 unlocking adjustment comprised an acceleration of DAC/VOBA amortization totaling $91.5, before tax. This component was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. The Company also unlocked assumptions regarding future lapse and partial withdrawal rates for fixed annuities during the analysis at the end of the third quarter of 2002, resulting in an acceleration of DAC/VOBA amortization measuring $2.0, before tax. During the regular analysis at the end of the fourth quarter of 2002, expectations regarding the assets backing the fixed annuity liabilities were revised to reflect higher anticipated default rates. This fourth quarter adjustment resulted in an acceleration of DAC/VOBA amortization of $8.0, before tax. The combined effect of all unlocking adjustments in 2002 was an acceleration of DAC/VOBA amortization totaling $101.5 before tax, or $66.0, net of $35.5 of federal income tax benefit.

     Analysis DAC/VOBA - Life

     As part of the regular analysis of DAC/VOBA for the life insurance block, at the end of each of the years ended December 31, 2004, 2003, and 2002, the Company unlocked due to assumption changes related primarily to mortality, lapse, expense, and interest amounts. The impact of unlocking on the amortization of DAC/VOBA was a decrease of $1.2 in 2004, an increase of $6.0 in 2003, and an increase of $5.2 in 2002.


5.   Dividend Restrictions and Shareholder's Equity

     The Company's ability to pay dividends to its parent is subject to the prior approval of the Iowa Division of Insurance for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of the Company's statutory surplus at the prior year end or (2) the Company's prior year statutory net gain from operations. The Company did not pay any dividends on its common stock during 2004 or 2002. During 2003, the Company paid $12.4 in dividends on its common stock to its Parent.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The Insurance Division of the State of Iowa (the "Division"), effective January 1, 2004, recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $96.1, $(85.1), and $(328.0), for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $1,668.3 and $1,081.1 as of December 31, 2004 and 2003, respectively.

     As of December 31, 2004, the Company did not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affected statutory capital and surplus.


6.   Additional Insurance Benefits and Minimum Guarantees

     Under SOP 03-1, the Company calculates additional liabilities ("SOP reserves") for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP reserve recognized for such products is in addition to the liability previously held (the "Account Value") and recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

     ING USA calculates a benefit ratio for each block of business subject to the SOP, and calculates an SOP reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP reserve is accumulated at interest rates using the contract-credited rate for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The SOP reserve for annuities with GMDBs is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the GMDB SOP reserve at December 31, 2004:


         Area                            Assumptions/Basis for Assumptions
     -------------------------           ---------------------------------------
         Data used                       Based on 101 investment performance
                                           scenarios stratified based on 10,000
                                           random generated scenarios
         Mean investment performance     8.5%
         Volatility                      18.0%
         Mortality                       60.0%, 60.0%, 75.0%, 75.0% of the
                                         90-95 ultimate mortality table for
                                           standard, rachet, rollup and
                                           combination rollup and rachet,
                                           respectively
         Lapse rates                     Vary by contract type and duration;
                                           range between 1.0% and 40.0%
         Discount rates                  6.5%, based on the portfolio earned
                                           rate of the general account


     The SOP reserve for annuities with GMABs and GMWBs are considered to be derivatives under FAS No. 133 and are recognized at fair value through earnings.

     The SOP reserve for the guaranteed minimum income benefits ("GMIB") is determined each period by estimating the expected value of the annutization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if the actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the additional GMIB liability at December 31, 2004, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The separate account liabilities subject to SOP 03-1 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2004, and the paid and incurred amounts by type for the year ended December 31, 2004 were as follows:


                                                              Guaranteed          Guaranteed          Guaranteed
                                                                Minimum            Minimum              Minimum
                                                                 Death          Accumulation/           Income
                                                                Benefit       Withdrawal Benefit        Benefit
                                                                (GMDB)           (GMAB/GMWB)            (GMIB)
                                                             --------------  ---------------------   --------------
     Separate account liability
         balance                                               $ 25,843.4            $ 1,826.7         $  9,079.6
                                                             ==============  =====================   ==============
     Additional liability balance:
         Balance at January 1, 2004                            $     56.5            $    14.5         $     13.6
         Incurred guaranteed benefits                                39.0                 (4.9)              17.1
         Paid guaranteed benefits                                   (28.6)                   -                  -
                                                             --------------  ---------------------   --------------
     Balance at December 31, 2004                              $     66.9            $     9.6         $     30.7
                                                             ==============  =====================   ==============



     The net amount at risk (net of reinsurance) and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2004:


                                                             Guaranteed          Guaranteed          Guaranteed
                                                              Minimum             Minimum             Minimum
                                                               Death           Accumulation/           Income
                                                              Benefit        Withdrawal Benefit       Benefit
                                                               (GMDB)           (GMAB/GMWB)            (GMIB)
                                                           ---------------  ---------------------  ---------------
     Net Amount at Risk (net of reinsurance)                  $ 1,365.7         $     65.4           $  204.3
     Weighted Average Attained Age                                   63                 61                 61



     The aggregate fair value of equity securities (including mutual funds), supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2004 was $24,746.7.


7.   Sales Inducements

     Sales inducements represent benefits paid to contractowners that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. Such amounts are reported separately on the balance sheet as of January 1, 2004. Prior to 2004, these amounts were included in DAC. Sales inducements are amortized as a component of benefit expense using methodologies and assumptions consistent with those used for amortization of DAC. During the year ended December 31, 2004, the Company

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     capitalized  and  amortized  $100.9  and  $65.5,  respectively,   of  sales
     inducements. The unamortized balance of capitalized sales inducements, net of unrealized gains and losses, is $514.6 as of December 31, 2004.


8.   Income Taxes

     Effective January 1, 2004, the Company files a stand-alone federal income tax return. Prior to that date, the Company and each of the Merger Companies, filed federal income tax returns with their respective filing groups.

     Income tax expense (benefit) from continuing operations included in the financial statements are as follows:


                                                                            Year ended December 31,
                                                                  2004               2003               2002
                                                            -----------------  -----------------  ------------------
     Current tax expense (benefit):
         Federal                                              $     4.7          $     1.2          $    (19.9)
                                                            -----------------  -----------------  ------------------
             Total current tax expense (benefit)                    4.7                1.2               (19.9)
                                                            -----------------  -----------------  ------------------
     Deferred tax expense (benefit):
         Operations and capital loss carryforwards                 31.5               53.3                (3.9)
         Other federal deferred tax                                44.5              (55.3)              (36.4)
                                                            -----------------  -----------------  ------------------
             Total deferred tax expense (benefit)                  76.0               (2.0)              (40.3)
                                                            -----------------  -----------------  ------------------
     Total income tax expense (benefit)                       $    80.7          $    (0.8)         $    (60.2)
                                                            =================  =================  ==================


     Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


                                                                            Year ended December 31,
                                                                  2004               2003               2002
                                                            -----------------  -----------------  ------------------
     Income before income taxes and cumulative
         effect of change in accounting principle             $     173.6         $     56.5        $     (176.3)
     Tax rate                                                         35%                35%                 35%
                                                            -----------------  -----------------  ------------------
     Income tax at federal statutory rate                           60.8               19.8               (61.7)
     Tax effect of:
         Meals and entertainment                                     0.5                0.4                 0.6
         Dividend received deduction                                 1.3              (11.5)                0.8
         Product reserves                                            3.0                  -                   -
         Investments                                                15.0                  -                   -
         Refinement of deferred tax balances                           -               (9.5)                  -
         Other                                                       0.1                  -                 0.1
                                                            -----------------  -----------------  ------------------
     Income tax expense (benefit)                              $     80.7          $    (0.8)       $      (60.2)
                                                            =================  =================  ==================


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31, 2004 and 2003 are presented below:

                                                                                      2004               2003
                                                                               -----------------  -----------------
     Deferred tax assets:
         Operations and capital loss carryforwards                               $     133.5        $     168.5
         Future policy benefits                                                        619.9              517.4
         Goodwill                                                                        9.3                9.8
         Investments                                                                    42.4               20.5
         Employee compensation and benefits                                             19.9               16.8
         Other                                                                          19.5               33.4
                                                                               -----------------  -----------------
                Total gross assets                                                     844.5              766.4

     Deferred tax liabilities:
         Unrealized gains on investments                                              (157.1)            (170.1)
         Deferred policy acquisition cost                                             (663.1)            (529.1)
         Value of purchased insurance in force                                         (33.4)             (38.3)
         Other                                                                          (3.5)              (9.5)
                                                                               -----------------  -----------------
                Total gross liabilities                                               (857.1)            (747.0)
                                                                               -----------------  -----------------
     Net deferred income tax asset (liability)                                   $     (12.6)       $      19.4
                                                                               =================  =================


     Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance has been established at this time as management believes the above conditions presently do not exist.

     At December 31, 2004, the Company has operating loss carryforwards of approximately $381.5, for federal income tax purposes, which are available to offset future taxable income. If not used, these carryforwards will expire between 2015 and 2019.

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

     Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders' Surplus Account. Equitable Life had a Policyholders' Surplus Account prior to the merger, which carried over to the Company. This deferred income only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders' Surplus Account accumulated balance of $14.4.

     The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Currently, the Internal Revenue Service is conducting examinations for the years 2000 and 2001 and various state tax audits are in process.


9.   Benefit Plans

     Defined Benefit Plan

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $11.4, $9.3, and $4.8, for the years ended 2004, 2003 and 2002, respectively.

     Defined Contribution Plans

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $3.5, $2.8, and $3.0, for the years ended December 31, 2004, 2003 and 2002, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Other Benefit Plans

     In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan, and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan include contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2004, 2003, and 2002 were not significant.


10.  Related Party Transactions

     Operating Agreements

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

     |X| Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker-dealers to distribute the Company's variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2004, 2003 and 2002, expenses were incurred in the amounts of $371.4, $269.3, and $287.1, respectively.
     |X| Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2004, 2003 and 2002, expenses were incurred in the amounts of $69.8, $62.4, and $43.4, respectively.
     |X| Service agreement with DSI, in which the Company provides managerial and supervisory services to DSI and earns a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2004, 2003, and 2002, revenue for these services was $36.4, $27.8, and $25.8 respectively.
     |X| Expense sharing agreements with ING North America Insurance Corporation ("NAC") for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2004, 2003 and 2002, expenses were incurred in the amounts of $65.0, $67.5, and $70.6, respectively.
     |X| Services agreement between the Company and its affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2004, 2003, and 2002, net expenses related to the

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

          agreement were incurred in the amount of $5.1, $16.2, and $17.1, respectively.
     |X| ING Advisors Network, a group of broker-dealers affiliated with the Company, distributes the Company's annuity products. For the years ended December 31, 2004, 2003, and 2002, ING Advisors Network sold new contracts of $1,121.8, $765.8, and $949.1, respectively.

     Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods.

     Reinsurance Agreements

     ING USA entered into a reinsurance agreement with Security Life of Denver International, Limited. ("SLDI"), an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. In March 2003, the Company amended its reinsurance agreement with SLDI. Under this amendment, the Company terminated the reinsurance agreement for all in force and new business and recaptured all in force business reinsured under the reinsurance agreement between the Company and SLDI retroactive to January 1, 2003 and the Company reduced its reinsurance recoverable related to these liabilities by $150.1. On March 28, 2003, SLDI transferred assets to the Company in the amount of $185.6. The difference in amounts transferred on March 28, 2003 and the reduction of the reinsurance recoverables as of January 1, 2003, reflects adjustments on the investment of the reinsurance recoverable as of January 1, 2003. It also reflects adjustments on the investment income on the assets and letter of credit costs between January 1, 2003 and the date of the asset transfer. It also encompasses the net effect of a recapture fee paid in the amount of $5.0 offset by the receipt of a $24.1 negative ceding commission. The net impact of which was deferred in policy acquisition costs and is being amortized over the period of estimated future profits.

     The Company is a party to a Facultative Reinsurance Agreement with its affiliate, Security Life of Denver Insurance Company ("Security Life") dated August 20, 1999. Under the terms of the Agreement, the Company facultatively cedes certain GICs and funding agreements to Security Life on a 100% coinsurance basis. As of December 31, 2004, the value of GIC and funding agreement reserves ceded by the Company under this agreement was $1,262.7.

     Reciprocal Loan Agreement

     On January 1, 2004, the Company entered into a new reciprocal loan agreement with ING America Insurance Holding Company, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. In accordance with this

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     agreement, the maximum outstanding amount to be borrowed or lent shall not exceed 3% of ING USA's total admitted assets as of the preceding December
     31. This agreement supersedes previous reciprocal loan agreements between each of the Merged Companies and ING AIH, which contained various terms and maximum borrowing/lending limits.

     Under the previous and current reciprocal loan agreements, interest on any ING USA borrowings was charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under these agreements, ING USA incurred interest expense of $0.2, $0.3, and $0.3, for the years ended December 31, 2004, 2003, and 2002, respectively. ING USA earned interest of $2.5, $1.0, and $1.3, for the years ended December 31, 2004, 2003 and 2002, respectively. At December 31, 2004 and 2003, ING USA had $184.2 and $120.4 receivable from ING AIH under these agreements included in due from affiliates.

     Notes to Affiliates

     The Company's promissory note in the amount of $50.0 payable to Lion was repaid on May 17, 2004. The note was issued on April 15, 1997. Interest was charged at an annual rate of 8.75% and the face amount was due on demand. The Company incurred interest expense of $1.7, $4.4, and $4.4, for the years ended December 31, 2004, 2003, and 2002, respectively.

     ING USA issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, Security Life of Denver Insurance Company (successor-in-interest to First Columbine Life Insurance Company), which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8, $2.8, and $2.8, for the years ended December 31, 2004, 2003, and 2002, respectively.

     On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the "Notes"), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company ("ILIAC"), ReliaStar Life and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principle and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $0.2 for the year ended December 31, 2004.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Tax Sharing Agreements

     The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

     Capital Transactions

     During the years ended December 31, 2004, 2003, and 2002, ING USA received capital contributions of $230.0, $88.7, and $456.3, respectively.


11.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which is due on demand, the Company can borrow up to $125 from the Bank. Interest on any borrowing accrues at an annual rate equal to a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, the Company did not have any balances payable to the Bank.

     The Company also maintains a perpetual revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $100 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002. At December 31, 2004 and 2003, the Company did not have any balances payable to BONY.


12.  Reinsurance

     At December 31, 2004, ING USA had reinsurance treaties with 17 unaffiliated reinsurers and 1 affiliated reinsurer covering a portion of the mortality risks and guaranteed death and living benefits under its variable contracts. ING USA remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Reinsurance ceded in force for life mortality risks were $906.0 and $1,209.4 at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, net receivables were comprised of the following:


                                                  2004               2003
                                            -----------------  -----------------
     Claims recoverable from reinsurers      $    13.4           $   17.1
     Payable for reinsurance premiums             (3.2)              (6.6)
     Reinsured amounts due to an
         unaffiliated reinsurer                   (3.2)              (3.1)
     Reserve credits                              17.6               21.1
     Reinsurance ceded                         1,359.9              619.4
     Other                                         3.6                4.0
                                           ------------------  -----------------
     Total                                   $ 1,388.1           $  651.9
                                           ==================  =================


     Included in the accompanying financial statements are net policy benefit recoveries of $48.4, $48.4, and $60.0, for the years ended December 31, 2004, 2003, and 2002, respectively.

     Interest credited and other benefits to contractowners included the following premiums ceded and reinsurance recoveries:


                                                         Year ended December 31,
                                                2004               2003               2002
                                        -----------------  -----------------  ------------------
     Premiums ceded under reinsurance         $ 12.5             $ 16.4              $ 59.6
     Reinsurance recoveries                      0.8                2.2                 2.7



13.  Commitments and Contingent Liabilities

     Leases

     The Company leases its office space and certain other equipment under operating leases that expire through 2017.

     For the years ended December 31, 2004, 2003, and 2002, rent expense for leases was $7.6, $7.4, and $6.6, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2005 through 2009 are estimated to be $7.8, $7.8, $7.6, $7.5, and $7.5, respectively, and $39.4, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2004 and 2003, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $175.3 and $154.0, respectively.

     Litigation

     The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

     Other Regulatory Matters

     Regulatory Matters

     As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

     Fund Regulatory Issues

     Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

     In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

     The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

     An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

     Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

     ING has  agreed to  indemnify  and hold  harmless  the ING  Funds  from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission ("SEC"). Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations , including the Company.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Other Regulatory Matters

     The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

     These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

     In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to our business practices are appropriate.


14.  Other Comprehensive Income

     The components of other comprehensive income for the years ended December 31, 2004 and 2003 were as follows:

                                                          2004                2003
                                                    ------------------  -----------------
     Net unrealized capital gains (losses):
         Fixed maturities                            $   451.4          $   517.3
         Equity securities                                 0.5                5.0
         DAC/VOBA                                       (258.6)            (210.5)
         Sales inducements                                (6.7)                 -
         Other                                            (2.6)             (13.9)
                                                    ------------------  -----------------
     Subtotal                                            184.0              297.9
     Less: Deferred income taxes                         (66.4)            (109.8)
                                                    ------------------  -----------------
     Net unrealized capital gains (losses)               117.6              188.1
     Minimum pension liability                            (4.9)                 -
                                                    ------------------  -----------------
     Net accumulated other comprehensive income      $   112.7          $   188.1
                                                    ==================  =================


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Changes in accumulated other comprehensive income related to changes in net unrealized gains (losses) on securities, including securities pledged, were as follows:


                                                                           Year ended December 31,
                                                                 2004                2003               2002
                                                           ------------------  -----------------  -----------------
     Unrealized holding gains (losses) arising
         during the year (1)                                  $     (26.8)        $    125.9         $    152.6
     Less: reclassification adjustment for gains
         (losses) and other items included in
         net income (2)                                              43.7               71.0              (50.6)
                                                           ------------------  -----------------  -----------------
     Net unrealized gains (losses) on securities                  $ (70.5)            $ 54.9            $ 203.2
                                                           ==================  =================  =================


(1) Pretax unrealized holding gains (losses) were $(41.2), $193.7 and $234.8, for the years ended December 31, 2004, 2003 and 2002, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $67.2, $109.2 and $(77.8), for the years ended December 31, 2004, 2003 and 2002, respectively.

FINANCIAL STATEMENTS
Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A) Year ended December 31, 2004 with Report of Independent Registered Public Accounting Firm

                       This page intentionally left blank.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                              Financial Statements
                          Year ended December 31, 2004


                                    Contents

Report of Independent Registered Public Accounting Firm                       1

Audited Financial Statements

Statements of Assets and Liabilities                                          3
Statements of Operations                                                     10
Statements of Changes in Net Assets                                          18
Notes to Financial Statements                                                27

                       This page intentionally left blank.

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa)

We have audited the accompanying statements of assets and liabilities of Separate Account EQ of ING USA Annuity and Life Insurance Company (formerly Equitable Life Insurance Company of Iowa Separate Account A) (the "Account") as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

ING Investors Trust:
   ING AIM Mid-Cap Growth Portfolio
   ING Alliance Mid-Cap Growth Portfolio
   ING Capital Guardian Large Cap Value Portfolio
   ING Capital Guardian Managed Global Portfolio
   ING Capital Guardian Small Cap Value Portfolio
   ING Developing World Portfolio
   ING Eagle Asset Capital Appreciation Portfolio - Service Class
   ING Hard Assets Portfolio
   ING International Portfolio
   ING Jennison Equity Opportunities Portfolio
   ING Limited Maturity Bond Portfolio
   ING Liquid Assets Portfolio
   ING Marsico Growth Portfolio
   ING MFS Mid-Cap Growth Portfolio
   ING MFS Total Return Portfolio
   ING Oppenheimer Main Street Portfolio - Service Class
   ING PIMCO Core Bond Portfolio
   ING PIMCO High Yield Portfolio - Class S
   ING Salomon Brothers All Cap Portfolio
   ING Salomon Brothers Investors Portfolio
   ING T. Rowe Price Capital Appreciation Portfolio
   ING T. Rowe Price Equity Income Portfolio
   ING Van Kampen Growth and Income Portfolio
   ING Van Kampen Real Estate Portfolio
ING Variable Insurance Trust:
   ING VP Worldwide Growth Portfolio
Greenwich Street Series Fund:
   Greenwich Appreciation Portfolio
PIMCO Variable Insurance Trust:
   PIMCO High Yield Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio
Prudential Series Fund, Inc:
   Prudential Jennison Portfolio
Smith Barney Allocation Series, Inc:
   Smith Barney Select Balanced Portfolio
   Smith Barney Select Growth Portfolio
   Smith Barney Select High Growth Portfolio
Travelers Series Fund, Inc:
   Smith Barney High Income Portfolio
   Smith Barney International All Cap Growth Portfolio
   Smith Barney Large Cap Value Portfolio
   Smith Barney Money Market Portfolio

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion of the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Separate Account EQ of ING USA Annuity and Life Insurance Company at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP
Atlanta, Georgia
March 15, 2005

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                      Statements of Assets and Liabilities
                                December 31, 2004
                  (Dollars in thousands, except for unit data)

                                                                           ING Capital       ING Capital       ING Capital
                                       ING AIM          ING Alliance        Guardian          Guardian          Guardian
                                       Mid-Cap             Mid-Cap          Large Cap          Managed          Small Cap
                                       Growth              Growth             Value            Global             Value
                                   --------------      --------------     --------------    --------------   --------------
Assets
Investments in mutual
   funds at fair value             $        5,568      $       57,150     $       11,645    $        4,643   $       26,680
                                   --------------      --------------     --------------    --------------   --------------
Total assets                                5,568              57,150             11,645             4,643           26,680
Liabilities
Due to (from) ING USA Annuity
   and Life Insurance Company                   4                  31                  5                 2               16
                                   --------------      --------------     --------------    --------------   --------------
Total liabilities                               4                  31                  5                 2               16
                                   --------------      --------------     --------------    --------------   --------------
Net assets                         $        5,564      $       57,119     $       11,640    $        4,641   $       26,664
                                   ==============      ==============     ==============    ==============   ==============

Accumulation units outstanding        372,936.626       2,915,812.958      1,064,426.075       228,714.829    1,384,527.644
                                   --------------      --------------     --------------    --------------   --------------

Value per accumulation unit        $        14.93      $        19.60     $        10.94    $        20.30   $        14.93
                                   --------------      --------------     --------------    --------------   --------------

Total number of mutual fund shares        399,422           3,208,868          1,009,083           372,028        2,262,922
                                   ==============      ==============     ==============    ==============   ==============

Cost of mutual fund shares         $        4,601      $       46,951     $        9,667    $        3,838   $       22,957
                                   ==============      ==============     ==============    ==============   ==============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                      Statements of Assets and Liabilities
                                December 31, 2004
                  (Dollars in thousands, except for unit data)

                                                     ING Eagle
                                        ING             Asset                                        ING Jennison
                                     Developing        Capital           ING              ING           Equity
                                       World        Appreciation     Hard Assets     International   Opportunities
                                    -------------   -------------   -------------   --------------    ------------
Assets
Investments in mutual
   funds at fair value              $       3,146   $       2,985   $       1,629   $       22,302    $      4,292
                                    -------------   -------------   -------------   --------------    ------------
Total assets                                3,146           2,985           1,629           22,302           4,292
Liabilities
Due to (from) ING USA Annuity and
   Life Insurance Company                       2               1               1               11               3
                                    -------------   -------------   -------------   --------------    ------------
Total liabilities                               2               1               1               11               3
                                    -------------   -------------   -------------   --------------    ------------
Net assets                          $       3,144   $       2,984   $       1,628   $       22,291    $      4,289
                                    =============   =============   =============   ==============    ============

Accumulation units outstanding        300,758.634     142,298.646      73,593.563    2,123,982.013     198,514.172
                                    -------------   -------------   -------------   --------------    ------------

Value per accumulation unit         $       10.46   $       20.98   $       22.13   $        10.50    $      21.62
                                    -------------   -------------   -------------   --------------    ------------

Total number of mutual fund shares        288,883         163,854         103,668        2,171,549         290,975
                                    =============   =============   =============   ==============    ============

Cost of mutual fund shares          $       2,291   $       2,429   $       1,501   $       22,553    $      3,570
                                    =============   =============   =============   ==============    ============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                      Statements of Assets and Liabilities
                                December 31, 2004
                  (Dollars in thousands, except for unit data)

                                          ING Limited                                              ING MFS
                                            Maturity            ING             ING Marsico        Mid-Cap           ING MFS
                                              Bond          Liquid Assets          Growth          Growth         Total Return
                                        ---------------- ------------------  ---------------  ----------------  ----------------
Assets
Investments in mutual
    funds at fair value                  $        20,961   $        15,585   $        57,369   $        93,250   $       158,839
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                      20,961            15,585            57,369            93,250           158,839
Liabilities
Due to (from) ING USA Annuity and
    Life Insurance Company                             8                 8                38                57                72
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Total liabilities                                      8                 8                38                57                72
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                               $        20,953   $        15,577   $        57,331   $        93,193   $       158,767
                                         ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding             1,026,012.180       995,188.595     3,759,406.847     3,732,994.996     6,547,363.592
                                         ---------------   ---------------   ---------------   ---------------   ---------------

Value per accumulation unit              $         20.43   $         15.66   $         15.26   $         24.98   $         24.26
                                         ---------------   ---------------   ---------------   ---------------   ---------------

Total number of mutual fund shares             1,888,417        15,584,653         3,953,725         8,024,976         8,457,883
                                         ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares               $        21,538   $        15,585   $        59,560   $       129,819   $       135,986
                                         ===============   ===============   ===============   ===============   ===============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                      Statements of Assets and Liabilities
                                December 31, 2004
                  (Dollars in thousands, except for unit data)

                                          ING                                         ING Salomon     ING Salomon
                                      Oppenheimer     ING PIMCO        ING PIMCO        Brothers        Brothers
                                      Main Street     Core Bond       High Yield        All Cap        Investors
                                    --------------  --------------  --------------  --------------  --------------
Assets
Investments in mutual
    funds at fair value             $      132,221  $        8,805  $        6,074  $        5,603  $        3,326
                                    --------------  --------------  --------------  --------------  --------------
Total assets                               132,221           8,805           6,074           5,603           3,326
Liabilities
Due to (from) ING USA Annuity and
    Life Insurance Company                      76               4               2               3               1
                                    --------------  --------------  --------------  --------------  --------------
Total liabilities                               76               4               2               3               1
                                    --------------  --------------  --------------  --------------  --------------
Net assets                          $      132,145  $        8,801  $        6,072  $        5,600  $        3,325
                                    ==============  ==============  ==============  ==============  ==============

Accumulation units outstanding       6,387,482.698     648,873.065     561,346.709     450,071.281     293,845.911
                                    --------------  --------------  --------------  --------------  --------------

Value per accumulation unit         $        20.70  $        13.57  $        10.82  $        12.45  $        11.32
                                    --------------  --------------  --------------  --------------  --------------

Total number of mutual fund shares       7,941,195         806,338         578,454         438,107         289,750
                                    ==============  ==============  ==============  ==============  ==============

Cost of mutual fund shares          $      155,051  $        8,595  $        5,805  $        4,532  $        2,871
                                    ==============  ==============  ==============  ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                      Statements of Assets and Liabilities
                                December 31, 2004
                  (Dollars in thousands, except for unit data)

                                                                         ING
                                     ING T. Rowe         ING          Van Kampen         ING            ING VP
                                    Price Capital   T. Rowe Price     Growth and      Van Kampen       Worldwide
                                     Appreciation   Equity Income       Income        Real Estate       Growth
                                    --------------  --------------  --------------  --------------  --------------
Assets
Investments in mutual
    funds at fair value             $       43,190  $        9,882  $       45,668  $       12,481  $          651
                                    --------------  --------------  --------------  --------------  --------------
Total assets                                43,190           9,882          45,668          12,481             651
Liabilities
Due to (from) ING USA Annuity and
    Life Insurance Company                      19               4              24               5              --
                                    --------------  --------------  --------------  --------------  --------------
Total liabilities                               19               4              24               5              --
                                    --------------  --------------  --------------  --------------  --------------
Net assets                          $       43,171  $        9,878  $       45,644  $       12,476  $          651
                                    ==============  ==============  ==============  ==============  ==============

Accumulation units outstanding       1,088,180.920     345,538.086   1,769,408.298     241,125.379      91,034.172
                                    --------------  --------------  --------------  --------------  --------------

Value per accumulation unit         $        39.69  $        28.60  $        25.81  $        51.76  $         7.15
                                    --------------  --------------  --------------  --------------  --------------

Total number of mutual fund shares       1,762,853         719,242       1,837,764         452,034          86,097
                                    ==============  ==============  ==============  ==============  ==============

Cost of mutual fund shares          $       32,789  $        8,252  $       42,556  $        8,585  $          548
                                    ==============  ==============  ==============  ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                      Statements of Assets and Liabilities
                                December 31, 2004
                  (Dollars in thousands, except for unit data)

                                                            PIMCO
                                                          StocksPLUS                    Smith Barney     Smith Barney
                                           Greenwich      Growth and     Prudential        Select           Select
                                         Appreciation       Income        Jennison        Balanced          Growth
                                        --------------   ------------   ------------   --------------   ---------------
Assets
Investments in mutual
    funds at fair value                 $       46,535   $      5,164   $      1,094   $       40,754   $        32,412
                                        --------------   ------------   ------------   --------------   ---------------
Total assets                                    46,535          5,164          1,094           40,754            32,412
Liabilities
Due to (from) ING USA Annuity and
    Life Insurance Company                          22              2              1               14                16
                                        --------------   ------------   ------------   --------------   ---------------
Total liabilities                                   22              2              1               14                16
                                        --------------   ------------   ------------   --------------   ---------------
Net assets                              $       46,513   $      5,162   $      1,093   $       40,740   $        32,396
                                        ==============   ============   ============   ==============   ===============

Accumulation units outstanding           2,544,312.671    456,599.244    186,101.793    2,761,134.863     2,466,684.432
                                        --------------   ------------   ------------   --------------   ---------------

Value per accumulation unit             $        18.29    $     11.31   $       5.88   $        14.76   $         13.14
                                        --------------   ------------   ------------   --------------   ---------------

Total number of mutual fund shares           1,986,149        511,807         60,895        3,430,501         3,116,561
                                        ==============   ============   ============   ==============   ===============

Cost of mutual fund shares              $       41,282   $      3,815   $        945   $       39,603   $        33,649
                                        ==============   ============   ============   ==============   ===============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                      Statements of Assets and Liabilities
                                December 31, 2004
                  (Dollars in thousands, except for unit data)

                                                                        Smith Barney
                                         Smith Barney                   International   Smith Barney    Smith Barney
                                            Select       Smith Barney      All Cap       Large Cap         Money
                                         High Growth      High Income      Growth          Value           Market
                                        --------------   ------------  --------------  --------------   -------------
Assets
Investments in mutual
    funds at fair value                 $       21,012   $     12,544  $       14,105   $      46,553   $       5,110
                                        --------------   ------------  --------------  --------------   -------------
Total assets                                    21,012         12,544          14,105          46,553           5,110
Liabilities
Due to (from) ING USA Annuity and
    Life Insurance Company                          13              5               6              21               2
                                        --------------   ------------  --------------  --------------   -------------
Total liabilities                                   13              5               6              21               2
                                        --------------   ------------  --------------  --------------   -------------
Net assets                              $      20,999    $     12,539  $       14,099  $       46,532   $       5,108
                                        ==============   ============  ==============  ==============   =============

Accumulation units outstanding           1,549,571.770    812,412.033   1,095,119.363   2,407,088.193     413,128.222
                                        --------------   ------------  --------------  --------------   -------------

Value per accumulation unit             $        13.56   $      15.44  $        12.88  $        19.34   $       12.37
                                        --------------   ------------  --------------  --------------   -------------

Total number of mutual fund shares           1,695,899      1,661,409       1,087,520       2,580,548       5,106,312
                                        ==============   ============  ==============  ==============   =============

Cost of mutual fund shares              $       21,207   $     13,410  $       17,438  $       49,863   $       5,106
                                        ==============   ============  ==============  ==============   =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)


                                                                        ING Capital      ING Capital     ING Capital
                                           ING AIM       ING Alliance     Guardian        Guardian        Guardian
                                           Mid-Cap          Mid-Cap       Large Cap        Managed        Small Cap
                                            Growth          Growth          Value           Global          Value
                                        --------------   ------------  --------------  --------------   -------------
Net investment income (loss)
Income:
   Dividends                            $           --   $         --   $          21  $           21   $          50
                                        --------------   ------------  --------------  --------------   -------------
Total investment income                             --             --              21              21              50
Expenses:
   Mortality and expense risk
      and other charges                             86            859             159              66             403
                                        --------------   ------------  --------------  --------------   -------------
Total expenses                                      86            859             159              66             403
                                        --------------   ------------  --------------  --------------   -------------
Net investment income (loss)                       (86)          (859)           (138)            (45)           (353)

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                                  (59)           286             139              72             489
Capital gains distributions                          3             (7)             (1)             (1)             --
                                        --------------   ------------  --------------  --------------   -------------
Total realized gain (loss)
   on investments and
   capital gains distributions                     (56)           279             138              71             489
Net unrealized appreciation
   (depreciation) of investments                   421          9,595             772             362           1,213
                                        --------------   ------------  --------------  --------------   -------------
Net increase (decrease) in net
   assets resulting from operations     $          279   $      9,015  $          772  $          388   $       1,349
                                        ==============   ============  ==============  ==============   =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)

                                                          ING Eagle
                                             ING            Asset                                        ING Jennison
                                          Developing       Capital          ING             ING             Equity
                                            World        Appreciation   Hard Assets     International   Opportunities
                                        --------------   ------------  --------------  --------------   -------------
Net investment income (loss)
Income:
   Dividends                            $           10   $         26  $          14   $          196   $          12
                                        --------------   ------------  --------------  --------------   -------------
Total investment income                             10             26             14              196              12
Expenses:
   Mortality and expense risk
      and other charges                             42             42             23              315              65
                                        --------------   ------------  --------------  --------------   -------------
Total expenses                                      42             42             23              315              65
                                        --------------   ------------  --------------  --------------   -------------
Net investment income (loss)                       (32)           (16)            (9)            (119)            (53)

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                                  163             61            303           (2,050)            (62)
Capital gains distributions                         --             --             --                1              --
                                        --------------   ------------  --------------  --------------   -------------
Total realized gain (loss)
   on investments and
   capital gains distributions                     163             61            303           (2,049)            (62)
Net unrealized appreciation
   (depreciation) of investments                   261            304           (259)           5,075             535
                                        --------------   ------------  --------------  --------------   -------------
Net increase (decrease) in net
   assets resulting from operations     $          392   $        349  $          35   $        2,907   $         420
                                        ==============   ============  ==============  ==============   =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)

                                         ING Limited                                       ING MFS
                                           Maturity          ING         ING Marsico       Mid-Cap        ING MFS
                                             Bond       Liquid Assets       Growth         Growth       Total Return
                                        --------------  -------------   -------------  --------------   -------------
Net investment income (loss)
Income:
   Dividends                            $        1,101  $         182   $          --  $           --   $       2,844
                                        --------------  -------------   -------------  --------------   -------------
Total investment income                          1,101            182              --              --           2,844
Expenses:
   Mortality and expense risk
      and other charges                            361            375             873           1,459           2,412
                                        --------------  -------------   -------------  --------------   -------------
Total expenses                                     361            375             873           1,459           2,412
                                        --------------  -------------   -------------  --------------   -------------
Net investment income (loss)                       740           (193)           (873)         (1,459)            432

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                                  321             --          (6,801)        (43,447)          3,607
Capital gains distributions                        173             (7)            (23)            (63)            (50)
                                        --------------  -------------   -------------  --------------   -------------
Total realized gain (loss)
   on investments and
   capital gains distributions                     494             (7)         (6,824)        (43,510)          3,557
Net unrealized appreciation
   (depreciation) of investments                (1,260)            --          13,263          56,521          10,285
                                        --------------  -------------   -------------  --------------   -------------
Net increase (decrease) in net
   assets resulting from operations     $          (26) $        (200)   $      5,566  $       11,552   $      14,274
                                        ==============  =============   =============  ==============   =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)

                                             ING                                       ING Salomon     ING Salomon
                                         Oppenheimer      ING PIMCO       ING PIMCO      Brothers       Brothers
                                         Main Street      Core Bond      High Yield      All Cap        Investors
                                        --------------   ------------   ------------   ------------   -------------
Net investment income (loss)
Income:
   Dividends                            $        1,057   $        231   $        226   $         10   $          21
                                        --------------   ------------   ------------   ------------   -------------
Total investment income                          1,057            231            226             10              21
Expenses:
   Mortality and expense risk
      and other charges                          2,082            141             59             92              52
                                        --------------   ------------   ------------   ------------   -------------
Total expenses                                   2,082            141             59             92              52
                                        --------------   ------------   ------------   ------------   -------------
Net investment income (loss)                    (1,025)            90            167            (82)            (31)

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                              (10,108)           244            (11)           149             (57)
Capital gains distributions                        (15)            13             --              3              (1)
                                        --------------   ------------   ------------   ------------   -------------
Total realized gain (loss)
   on investments and
   capital gains distributions                 (10,123)           257            (11)           152             (58)
Net unrealized appreciation
   (depreciation) of investments                25,280            (50)           269            268             341
                                        --------------   ------------   ------------   ------------   -------------
Net increase (decrease) in net
   assets resulting from operations     $       14,132   $        297   $        425   $        338    $        252
                                        ==============   ============   ============   ============   =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)

                                                                            ING
                                          ING T. Rowe         ING        Van Kampen        ING           ING VP
                                         Price Capital   T. Rowe Price   Growth and     Van Kampen      Worldwide
                                         Appreciation    Equity Income     Income       Real Estate       Growth
                                        --------------   -------------  ------------   ------------   -------------
Net investment income (loss)
Income:
   Dividends                            $          426   $         81   $        417   $        153   $           4
                                        --------------   ------------   ------------   ------------   -------------
Total investment income                            426             81            417            153               4
Expenses:
   Mortality and expense risk
      and other charges                            601            127            680            141               9
                                        --------------   ------------   ------------   ------------   -------------
Total expenses                                     601            127            680            141               9
                                        --------------   ------------   ------------   ------------   -------------
Net investment income (loss)                      (175)           (46)          (263)            12              (5)

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                                1,379            501            168            500             (22)
Capital gains distributions                        282             53              2             94              --
                                        --------------   ------------   ------------   ------------   -------------
Total realized gain (loss)
   on investments and
   capital gains distributions                   1,661            554            170            594             (22)
Net unrealized appreciation
   (depreciation) of investments                 4,182            576          5,226          2,352              72
                                        --------------   ------------   ------------   ------------   -------------
Net increase (decrease) in net
   assets resulting from operations     $        5,668   $      1,084   $      5,133   $      2,958   $          45
                                        ==============   ============   ============   ============   =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)

                                                                            PIMCO
                                                                          StocksPLUS                        Smith Barney
                                        Greenwich            PIMCO        Growth and       Prudential          Select
                                       Appreciation       High Yield        Income          Jennison          Balanced
                                       -------------    -------------    -------------    -------------    -------------
Net investment income (loss)
Income:
    Dividends                          $         498    $         146    $          88    $          --    $          61
                                       -------------    -------------    -------------    -------------    -------------
Total investment income                          498              146               88               --               61
Expenses:
   Mortality and expense risk
       and other charges                         722               30               79               12              612
                                       -------------    -------------    -------------    -------------    -------------
Total expenses                                   722               30               79               12              612
                                       -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                    (224)             116                9              (12)            (551)

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                                663              280              254               44             (233)
Capital gains distributions                       (1)              (2)              (4)              --              859
                                       -------------    -------------    -------------    -------------    -------------
Total realized gain (loss)
   on investments and
   capital gains distributions                   662              278              250               44              626
Net unrealized appreciation
   (depreciation) of investments               2,808             (415)             187               56            2,282
                                       -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net
   assets resulting from operations    $       3,246    $         (21)   $         446    $          88    $       2,357
                                       =============    =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)

                                                                                         Smith Barney
                                       Smith Barney     Smith Barney                     International     Smith Barney
                                         Select            Select        Smith Barney       All Cap         Large Cap
                                         Growth         High Growth      High Income        Growth            Value
                                      -------------    -------------    -------------    -------------    -------------
Net investment income (loss)
Income:
   Dividends                          $          31    $          --    $       1,003    $         122    $         865
                                      -------------    -------------    -------------    -------------    -------------
Total investment income                          31               --            1,003              122              865
Expenses:
   Mortality and expense risk
      and other charges                         502              328              189              211              727
                                      -------------    -------------    -------------    -------------    -------------
Total expenses                                  502              328              189              211              727
                                      -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                   (471)            (328)             814              (89)             138

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                            (1,477)            (404)          (1,640)            (586)          (2,267)
Capital gains distributions                     471               75               --               --                1
                                      -------------    -------------    -------------    -------------    -------------
Total realized gain (loss)
   on investments and
   capital gains distributions               (1,006)            (329)          (1,640)            (586)          (2,266)
Net unrealized appreciation
   (depreciation) of investments              3,663            2,400            1,899            2,752            6,248
                                      -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net
   assets resulting from operations   $       2,186    $       1,743    $       1,073    $       2,077    $       4,120
                                      =============    =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)

                                                                   Smith Barney
                                                                      Money
                                                                      Market
                                                                  -------------
Net investment income (loss)
Income:
   Dividends                                                      $          59
                                                                  -------------
Total investment income                                                      59
Expenses:
   Mortality and expense risk
      and other charges                                                     148
                                                                  -------------
Total expenses                                                              148
                                                                  -------------
Net investment income (loss)                                                (89)

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                                                             4
Capital gains distributions                                                  --
                                                                  -------------
Total realized gain (loss)
   on investments and
   capital gains distributions                                                4
Net unrealized appreciation
   (depreciation) of investments                                             (4)
                                                                  -------------
Net increase (decrease) in net
   assets resulting from operations                               $         (89)
                                                                  =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                                                  ING Capital      ING Capital
                                                                   ING AIM      ING Alliance       Guardian          Guardian
                                                                   Mid-Cap         Mid-Cap         Large Cap         Managed
                                                                   Growth          Growth            Value           Global
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $       4,527    $      39,965    $       4,947    $       1,966

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          (82)            (767)             (99)             (40)
   Net realized gain (loss) on investments and
      capital gains distributions                                       (869)          (3,526)            (295)             (89)
   Net unrealized appreciation (depreciation) of investments           2,654           28,051            2,384              930
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     1,703           23,758            1,990              801
Changes from principal transactions:
   Purchase payments                                                     270            1,298              351              272
   Contract distributions and terminations                              (197)          (2,423)            (608)            (252)
   Transfer payments from (to) other divisions, net                     (446)          (4,005)           2,717              794
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                               (373)          (5,130)           2,460              814
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              1,330           18,628            4,450            1,615
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                        5,857           58,593            9,397            3,581

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          (86)            (859)            (138)             (45)
   Net realized gain (loss) on investments and
      capital gains distributions                                        (56)             279              138               71
   Net unrealized appreciation (depreciation) of investments             421            9,595              772              362
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                       279            9,015              772              388
Changes from principal transactions:
   Purchase payments                                                     257            1,299              350              252
   Contract distributions and terminations                              (234)          (3,128)            (520)            (160)
   Transfer payments from (to) other divisions, net                     (595)          (8,660)           1,641              580
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                               (572)         (10,489)           1,471              672
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                               (293)          (1,474)           2,243            1,060
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $       5,564    $      57,119    $      11,640    $       4,641
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                ING Capital                        ING Eagle
                                                                 Guardian            ING             Asset
                                                                 Small Cap        Developing        Capital            ING
                                                                   Value            World         Appreciation     Hard Assets
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $      20,507    $       1,908    $       2,229    $       1,157

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (343)             (28)             (30)             (12)
   Net realized gain (loss) on investments and
      capital gains distributions                                     (3,252)            (153)            (159)             (42)
   Net unrealized appreciation (depreciation) of investments          11,209              921              661              470
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     7,614              740              472              416
Changes from principal transactions:
   Purchase payments                                                   1,130               99               91               56
   Contract distributions and terminations                            (1,087)             (85)             (78)             (53)
   Transfer payments from (to) other divisions, net                       33              151              (46)             (93)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                                 76              165              (33)             (90)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              7,690              905              439              326
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                       28,197            2,813            2,668            1,483

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (353)             (32)             (16)              (9)
   Net realized gain (loss) on investments and
      capital gains distributions                                        489              163               61              303
   Net unrealized appreciation (depreciation) of investments           1,213              261              304             (259)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     1,349              392              349               35
Changes from principal transactions:
   Purchase payments                                                   1,027              115               86               81
   Contract distributions and terminations                            (1,072)            (103)            (161)             (88)
   Transfer payments from (to) other divisions, net                   (2,837)             (73)              42              117
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (2,882)             (61)             (33)             110
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             (1,533)             331              316              145
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $      26,664    $       3,144    $       2,984    $       1,628
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                                     ING             ING
                                                                                  Jennison         Limited             ING
                                                                   ING             Equity          Maturity           Liquid
                                                               International    Opportunities        Bond             Assets
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $      18,980    $       3,558    $      37,727    $      39,345

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (252)             (57)            (312)            (315)
   Net realized gain (loss) on investments and
      capital gains distributions                                     (4,400)            (649)           1,140               --
   Net unrealized appreciation (depreciation) of investments           9,181            1,626             (349)              15
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     4,529              920              479             (300)
Changes from principal transactions:
   Purchase payments                                                     701              324              831            1,009
   Contract distributions and terminations                              (777)            (193)          (2,793)         (60,397)
   Transfer payments from (to) other divisions, net                   (2,296)            (427)          (7,457)          43,487
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (2,372)            (296)          (9,419)         (15,901)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              2,157              624           (8,940)         (16,201)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                       21,137            4,182           28,787           23,144

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (119)             (53)             740             (193)
   Net realized gain (loss) on investments and
      capital gains distributions                                     (2,049)             (62)             494               (7)
   Net unrealized appreciation (depreciation) of investments           5,075              535           (1,260)              --
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     2,907              420              (26)            (200)
Changes from principal transactions:
   Purchase payments                                                     579              310              456              877
   Contract distributions and terminations                              (919)            (187)          (1,931)         (75,251)
   Transfer payments from (to) other divisions, net                   (1,413)            (436)          (6,333)          67,007
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (1,753)            (313)          (7,808)          (7,367)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              1,154              107           (7,834)          (7,567)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $      22,291    $       4,289    $      20,953    $      15,577
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                    ING            ING MFS                             ING
                                                                  Marsico          Mid-Cap          ING MFS        Oppenheimer
                                                                  Growth           Growth         Total Return     Main Street
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $      50,973    $      80,145    $     166,050    $     138,266

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (896)          (1,446)          (1,770)          (1,922)
   Net realized gain (loss) on investments and
      capital gains distributions                                    (14,541)         (27,841)             511          (10,443)
   Net unrealized appreciation (depreciation) of investments          29,925           57,170           24,270           40,464
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                    14,488           27,883           23,011           28,099
Changes from principal transactions:
   Purchase payments                                                   2,549            2,728            3,135            2,675
   Contract distributions and terminations                            (2,592)          (4,117)          (9,102)          (6,020)
   Transfer payments from (to) other divisions, net                   (5,130)          (6,440)         (12,345)         (17,126)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (5,173)          (7,829)         (18,312)         (20,471)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              9,315           20,054            4,699            7,628
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                       60,288          100,199          170,749          145,894

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (873)          (1,459)             432           (1,025)
   Net realized gain (loss) on investments and
      capital gains distributions                                     (6,824)         (43,510)           3,557          (10,123)
   Net unrealized appreciation (depreciation) of investments          13,263           56,521           10,285           25,280
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     5,566           11,552           14,274           14,132
Changes from principal transactions:
   Purchase payments                                                   2,284            2,390            3,068            2,449
   Contract distributions and terminations                            (2,953)          (4,275)         (10,239)          (7,125)
   Transfer payments from (to) other divisions, net                   (7,854)         (16,673)         (19,085)         (23,205)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (8,523)         (18,558)         (26,256)         (27,881)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             (2,957)          (7,006)         (11,982)         (13,749)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $      57,331    $      93,193    $     158,767    $     132,145
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                                                  ING Salomon     ING Salomon
                                                                 ING PIMCO        ING PIMCO         Brothers        Brothers
                                                                 Core Bond        High Yield        All Cap         Investors
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $      11,090    $          --    $       4,399    $       2,622

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (137)              --              (78)             (38)
   Net realized gain (loss) on investments and
      capital gains distributions                                        205               --             (395)            (199)
   Net unrealized appreciation (depreciation) of investments             303               --            2,076              966
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                       371               --            1,603              729
Changes from principal transactions:
   Purchase payments                                                     264                               241              187
   Contract distributions and terminations                            (1,184)                             (278)            (295)
   Transfer payments from (to) other divisions, net                     (417)                              421              160
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (1,337)              --              384               52
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                               (966)              --            1,987              781
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                       10,124               --            6,386            3,403

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           90              167              (82)             (31)
   Net realized gain (loss) on investments and
      capital gains distributions                                        257              (11)             152              (58)
   Net unrealized appreciation (depreciation) of investments             (50)             269              268              341
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                       297              425              338              252
Changes from principal transactions:
   Purchase payments                                                     310               92              256              117
   Contract distributions and terminations                              (579)            (299)            (445)            (278)
   Transfer payments from (to) other divisions, net                   (1,351)           5,854             (935)            (169)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (1,620)           5,647           (1,124)            (330)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             (1,323)           6,072             (786)             (78)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $       8,801    $       6,072    $       5,600    $       3,325
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                                                     ING
                                                                ING T. Rowe        ING            Van Kampen          ING
                                                               Price Capital    T. Rowe Price     Growth and       Van Kampen
                                                               Appreciation     Equity Income       Income         Real Estate
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $      34,302    $       5,182    $      39,777    $       5,819

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (430)             (77)            (549)             (91)
   Net realized gain (loss) on investments and
      capital gains distributions                                        595             (238)            (650)              88
   Net unrealized appreciation (depreciation) of investments           7,354            1,696           10,828            2,015
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     7,519            1,381            9,629            2,012
Changes from principal transactions:
   Purchase payments                                                   1,079              330            1,398              281
   Contract distributions and terminations                            (2,277)            (356)          (2,263)            (363)
   Transfer payments from (to) other divisions, net                   (1,612)             830           (2,971)             473
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (2,810)             804           (3,836)             391
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              4,709            2,185            5,793            2,403
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                       39,011            7,367           45,570            8,222

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (175)             (46)            (263)              12
   Net realized gain (loss) on investments and
      capital gains distributions                                      1,661              554              170              594
   Net unrealized appreciation (depreciation) of investments           4,182              576            5,226            2,352
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     5,668            1,084            5,133            2,958
Changes from principal transactions:
   Purchase payments                                                   1,000              390            1,429              313
   Contract distributions and terminations                            (2,574)            (525)          (2,882)            (461)
   Transfer payments from (to) other divisions, net                       66            1,562           (3,606)           1,444
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (1,508)           1,427           (5,059)           1,296
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              4,160            2,511               74            4,254
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $      43,171    $       9,878    $      45,644    $      12,476
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                                                                      PIMCO
                                                                  ING VP                                           StocksPLUS
                                                                 Worldwide       Greenwich          PIMCO          Growth and
                                                                  Growth        Appreciation      High Yield         Income
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $         342    $      48,404    $       3,603    $       6,464

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           (7)            (453)             346               29
   Net realized gain (loss) on investments and
      capital gains distributions                                        (57)            (792)             208             (385)
   Net unrealized appreciation (depreciation) of investments             175           11,178              557            1,797
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                       111            9,933            1,111            1,441
Changes from principal transactions:
   Purchase payments                                                      47              236              218              170
   Contract distributions and terminations                               (15)          (1,835)            (408)            (298)
   Transfer payments from (to) other divisions, net                       78           (4,893)           2,631           (2,036)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                                110           (6,492)           2,441           (2,164)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                221            3,441            3,552             (723)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                          563           51,845            7,155            5,741

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           (5)            (224)             116                9
   Net realized gain (loss) on investments and
      capital gains distributions                                        (22)             662              278              250
   Net unrealized appreciation (depreciation) of investments              72            2,808             (415)             187
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                        45            3,246              (21)             446
Changes from principal transactions:
   Purchase payments                                                      55              190               39              122
   Contract distributions and terminations                               (41)          (2,102)             (84)            (141)
   Transfer payments from (to) other divisions, net                       29           (6,666)          (7,089)          (1,006)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                                 43           (8,578)          (7,134)          (1,025)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                 88           (5,332)          (7,155)            (579)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $         651    $      46,513    $          --    $       5,162
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                                 Smith Barney     Smith Barney    Smith Barney
                                                                Prudential         Select           Select          Select
                                                                 Jennison         Balanced          Growth         High Growth
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $         377    $      42,913    $      33,211    $      19,688

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           (8)             425                8             (209)
   Net realized gain (loss) on investments and
      capital gains distributions                                         (8)          (1,182)          (2,836)          (1,138)
   Net unrealized appreciation (depreciation) of investments             122            8,004           11,003            7,499
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                       106            7,247            8,175            6,152
Changes from principal transactions:
   Purchase payments                                                      53               92              216              154
   Contract distributions and terminations                               (33)          (2,139)          (1,270)            (823)
   Transfer payments from (to) other divisions, net                        9           (4,304)          (5,164)          (2,188)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                                 29           (6,351)          (6,218)          (2,857)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                135              896            1,957            3,295
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                          512           43,809           35,168           22,983

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          (12)            (551)            (471)            (328)
   Net realized gain (loss) on investments and
      capital gains distributions                                         44              626           (1,006)            (329)
   Net unrealized appreciation (depreciation) of investments              56            2,282            3,663            2,400
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                        88            2,357            2,186            1,743
Changes from principal transactions:
   Purchase payments                                                      65              128              111              116
   Contract distributions and terminations                               (18)          (2,170)          (1,413)            (830)
   Transfer payments from (to) other divisions, net                      446           (3,384)          (3,656)          (3,013)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                                493           (5,426)          (4,958)          (3,727)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                581           (3,069)          (2,772)          (1,984)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $       1,093    $      40,740    $      32,396    $      20,999
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                                Smith Barney
                                                                Smith Barney    International     Smith Barney     Smith Barney
                                                                    High          All Cap          Large Cap         Money
                                                                   Income         Growth            Value            Market
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $      11,480    $      13,559    $      47,557    $      15,717

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          729              (72)              55             (143)
   Net realized gain (loss) on investments and
      capital gains distributions                                     (2,371)          (1,154)          (2,920)               1
   Net unrealized appreciation (depreciation) of investments           4,569            4,264           13,678               12
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     2,927            3,038           10,813             (130)
Changes from principal transactions:
   Purchase payments                                                      96               89              367               18
   Contract distributions and terminations                              (574)            (427)          (2,461)         (39,617)
   Transfer payments from (to) other divisions, net                     (511)          (1,541)          (4,586)          33,712
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                               (989)          (1,879)          (6,680)          (5,887)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              1,938            1,159            4,133           (6,017)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                       13,418           14,718           51,690            9,700

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          814              (89)             138              (89)
   Net realized gain (loss) on investments and
      capital gains distributions                                     (1,640)            (586)          (2,266)               4
   Net unrealized appreciation (depreciation) of investments           1,899            2,752            6,248               (4)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     1,073            2,077            4,120              (89)
Changes from principal transactions:
   Purchase payments                                                      22               64              150               32
   Contract distributions and terminations                              (737)            (548)          (2,756)         (54,425)
   Transfer payments from (to) other divisions, net                   (1,237)          (2,212)          (6,672)          49,890
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (1,952)          (2,696)          (9,278)          (4,503)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)
                                                                        (879)            (619)          (5,158)          (4,592)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $      12,539    $      14,099    $      46,532    $       5,108
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

1.       Organization

         Equitable Life Insurance Company of Iowa Separate Account A was established by Equitable Life Insurance Company of Iowa ("Equitable Life") to support the operations of variable annuity contracts ("Contracts"). On January 1, 2004 (the "merger date"), Equitable Life, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the "Merger Companies"), merged with and into Golden American Life Insurance Company ("Golden American"). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company ("ING USA" or the "Company"). As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA. In conjunction with the Golden American name change, Equitable Life Insurance Company of Iowa Separate Account A changed its name to Separate Account EQ of ING USA Annuity and Life Insurance Company (the "Account").

         The Company is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

         The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account, as directed by the Contract owners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

         At December 31, 2004, the Account had, under the Equi-Select Variable Annuity product and the PrimElite product, thirty-five investment divisions (the "Divisions"), 10 of which invest in an independently managed mutual fund portfolio and 25 of which invest in a mutual fund portfolio managed by an affiliate, either Directed Services, Inc. or ING Investments, LLC. The assets in each Division are invested in shares of a designated Series ("Series," which may also be referred to as "Portfolio") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

         ING Investors Trust:
           ING AIM Mid-Cap Growth Portfolio
           ING Alliance Mid-Cap Growth Portfolio
           ING Capital Guardian Large Cap Value Portfolio
           ING Capital Guardian Managed Global Portfolio
           ING Capital Guardian Small Cap Value Portfolio
           ING Developing World Portfolio

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

         ING Investors Trust (continued):
           ING Eagle Asset Capital Appreciation Portfolio - Service Class ING Hard Assets Portfolio
           ING International Portfolio
           ING Jennison Equity Opportunities Portfolio
           ING Limited Maturity Bond Portfolio
           ING Liquid Assets Portfolio
           ING Marsico Growth Portfolio
           ING MFS Mid-Cap Growth Portfolio
           ING MFS Total Return Portfolio
           ING Oppenheimer Main Street Portfolio - Service Class
           ING PIMCO Core Bond Portfolio
           ING PIMCO High Yield Portfolio - Class S**
           ING Salomon Brothers All Cap Portfolio
           ING Salomon Brothers Investors Portfolio
           ING T. Rowe Price Capital Appreciation Portfolio
           ING T. Rowe Price Equity Income Portfolio
           ING Van Kampen Growth and Income Portfolio
           ING Van Kampen Real Estate Portfolio
         ING Variable Insurance Trust:
           ING VP Worldwide Growth Portfolio
         Greenwich Street Series Fund:
           Greenwich Appreciation Portfolio
         PIMCO Variable Insurance Trust:
           PIMCO StocksPLUS Growth and Income Portfolio
         Prudential Series Fund, Inc:
           Prudential Jennison Portfolio
         Smith Barney Allocation Series, Inc:
           Smith Barney Select Balanced Portfolio
           Smith Barney Select Growth Portfolio
           Smith Barney Select High Growth Portfolio
         Travelers Series Fund, Inc:
           Smith Barney High Income Portfolio
           Smith Barney International All Cap Growth Portfolio
           Smith Barney Large Cap Value Portfolio
           Smith Barney Money Market Portfolio

       ** Division became available in 2004

         The names of certain Divisions and Trusts were changed during 2004. The following is a summary of current and former names for those Divisions and Trusts:

                    Current Name                            Former Name
         -------------------------------------  --------------------------------
         ING Investors Trust:                   ING Investors Trust:
          ING Eagle Asset Capital Appreciation   ING Eagle Asset Value Equity
           Portfolio - Service Class              Portfolio
          ING Oppenheimer Main Street            ING MFS Research Portfolio
           Portfolio - Service Class
         ING Variable Insurance Trust:          ING Variable Insurance Trust:
          ING VP Worldwide Growth Portfolio      ING VIT Worldwide Growth Series

         During 2004, PIMCO High Yield Portfolio was closed to Contractowners.

2.       Significant Accounting Policies

         The following is a summary of the significant accounting policies of the Account:

         Use of Estimates

         The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

         Investments

         Investments are made in shares of a Series or Portfolio and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio. Investment transactions in each Series or Portfolio are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

         Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, the total operations of ING USA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ING USA.

         Variable Annuity Reserves

         All Contracts in the Account are currently in the accumulation period. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. To the extent that benefits to be paid to the Contractowners exceed their account values, the Company will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.       Charges and Fees

         Under the terms of the Contracts, certain charges are allocated to the Contracts to cover the Company's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

         Mortality and Expense Risk Charges

         ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks.

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

         Administrative Charges

         A daily charge at an annual rate of 0.15% of the assets attributable to the Contracts is deducted for administrative fees.

         Annual Contract Charges

         An annual contract charge of $30 is deducted on each Contract anniversary prior to the maturity date, upon full withdrawal of a Contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the Contract anniversary.

         Other Charges

         A transfer charge computed as the lesser of 2% of the Contract value transferred or $25 will be imposed on each transfer between Divisions in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the Contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

         Premium Taxes

         Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, ING USA may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

4.       Related Party Transactions

         During the year ended December 31, 2004, management fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from
         0.29 to 1.00% of the average net assets of each respective Portfolio. In addition, management fees were paid indirectly to ING Investments, LLC, also an affiliate of the Company, in its capacity as investment adviser to ING Variable Insurance Trust. The Fund's advisory agreement provided for a fee at an annual rate of 1.00% of the average net assets of the ING VIT Worldwide Growth Series.

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

5.       Purchases and Sales of Investment Securities

         The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                      Year ended December 31
                                                                  2004                      2003
                                                       ------------------------   ------------------------
                                                        Purchases      Sales       Purchases      Sales
                                                       -----------   ----------   -----------   ----------
                                                                       (Dollars in thousands)
         ING Investors Trust:
            ING AIM Mid-Cap Growth                     $       904   $    1,559   $     1,547   $   1,998
            ING Alliance Mid-Cap Growth                      1,325       12,683         2,886       8,749
            ING Capital Guardian Large Cap Value             3,461        2,128         3,635       1,270
            ING Capital Guardian Managed Global              1,705        1,079         1,211         435
            ING Capital Guardian Small Cap Value             1,894        5,132         3,167       3,415
            ING Developing World                               834          927           934         795
            ING Eagle Asset Capital Appreciation               648          697           515         577
            ING Hard Assets                                  1,108        1,007           792         893
            ING International                                1,610        3,482           950       3,562
            ING Jennison Equity Opportunities                  588          955           893       1,242
            ING Limited Maturity Bond                        1,670        8,569         4,122      13,779
            ING Liquid Assets                               13,736       21,306        14,418      30,623
            ING Marsico Growth                               1,256       10,680         3,790       9,816
            ING MFS Mid-Cap Growth                             722       20,810         4,824      14,034
            ING MFS Total Return                             3,661       29,544         2,828      22,829
            ING Oppenheimer Main Street Portfolio            1,227       30,160           499      22,804
            ING PIMCO Core Bond                              2,364        3,882         4,260       5,612
            ING PIMCO High Yield                             8,731        2,915            --          --
            ING Salomon Brothers All Cap                     1,170        2,374         2,275       1,965
            ING Salomon Brothers Investors                     487          850           761         745
            ING T. Rowe Price Capital Appreciation           5,177        6,577         4,623       7,801
            ING T. Rowe Price Equity Income                  3,970        2,535         4,009       3,270
            ING Van Kampen Growth and Income                 1,532        6,853         1,690       6,050
            ING Van Kampen Real Estate                       3,689        2,286         2,890       2,536
         ING Variable Insurance Trust:
            ING VP Worldwide Growth                            254          217           206         102
         Greenwich Street Series Fund:
            Greenwich Appreciation                           1,489       10,295         1,933       8,853
         PIMCO Variable Insurance Trust:
            PIMCO High Yield                                 1,471        8,494         7,422       4,632
            PIMCO StocksPLUS Growth and Income                 129        1,150         2,061       4,193
         Prudential Series Fund, Inc:
            Prudential Jennison                                702          220           202         180

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                      Year ended December 31
                                                                  2004                      2003
                                                       ------------------------   ------------------------
                                                        Purchases      Sales       Purchases      Sales
                                                       -----------   ----------   -----------   ----------
                                                                       (Dollars in thousands)
         Smith Barney Allocation Series, Inc:
            Smith Barney Select Balanced               $     1,917   $    7,036    $    2,082    $  7,992
            Smith Barney Select Growth                         938        5,898         1,026       7,218
            Smith Barney Select High Growth                    640        4,622           814       3,865
         Travelers Series Fund, Inc:
            Smith Barney High Income                         1,421        2,560         2,337       2,591
            Smith Barney International All Cap Growth          383        3,170           330       2,274
            Smith Barney Large Cap Value                     1,639       10,781         1,737       8,338
            Smith Barney Money Market                        2,652        7,246         5,645      11,672

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

6.       Changes in Units

         The net changes in units outstanding follow:

                                                                                 Year ended December 31
                                                                     2004                                    2003
                                                    --------------------------------------  --------------------------------------
                                                        Units       Units     Net Increase     Units        Units     Net Increase
                                                       Issued     Redeemed     (Decrease)     Issued      Redeemed     (Decrease)
                                                    ----------   ----------   ------------  ----------   ----------   ------------
         ING Investors Trust:
            ING AIM Mid-Cap Growth                      99,241      142,564      (43,323)      167,660      208,680       (41,020)
            ING Alliance Mid-Cap Growth                373,747      983,321     (609,574)      576,770    1,011,414      (434,644)
            ING Capital Guardian Large Cap Value       468,382      330,175      138,207       521,683      252,882       268,801
            ING Capital Guardian Managed Global        121,103       85,536       35,567        93,846       43,340        50,506
            ING Capital Guardian Small Cap             250,689      417,317     (166,628)      377,596      388,509       (10,913)
            ING Developing World                       141,151      152,841      (11,690)      152,261      146,455         5,806
            ING Eagle Asset Capital Appreciation        40,870       42,688       (1,818)       40,974       45,539        (4,565)
            ING Hard Assets                             65,661       62,435        3,226        57,724       69,770       (12,046)
            ING International                          340,338      535,357     (195,019)      372,160      705,999      (333,839)
            ING Jennison Equity Opportunities           48,928       65,430      (16,502)       74,846       96,317       (21,471)
            ING Limited Maturity Bond                   82,329      465,279     (382,950)      444,760      907,944      (463,184)
            ING Liquid Assets                        6,574,128    7,050,016     (475,888)    5,171,497    6,185,279    (1,013,782)
            ING Marsico Growth                         498,037    1,123,126     (625,089)      804,243    1,269,659      (465,416)
            ING MFS Mid-Cap Growth                     370,230    1,190,536     (820,306)      719,412    1,163,770      (444,358)
            ING MFS Total Return                       522,811    1,691,324   (1,168,513)      793,745    1,717,645      (923,900)
            ING Oppenheimer Main Street Portfolio      351,935    1,812,948   (1,461,013)      401,415    1,692,168    (1,290,753)
            ING PIMCO Core Bond                        297,312      420,471     (123,159)      456,977      557,847      (100,870)
            ING PIMCO High Yield                       921,892      360,545      561,347            --           --            --
            ING Salomon Brothers All Cap               172,465      268,069      (95,604)      303,677      272,967        30,710
            ING Salomon Brothers Investors              58,000       90,035      (32,035)       99,274       98,558           716

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                 Year ended December 31
                                                                    2004                                    2003
                                                    --------------------------------------  --------------------------------------
                                                       Units        Units     Net Increase     Units        Units     Net Increase
                                                      Issued      Redeemed      (Decrease)     Issued      Redeemed     (Decrease)
                                                    ----------   ----------   ------------  ----------   ----------   ------------
      ING Investors Trust (continued):
         ING T. Rowe Price Capital Appreciation        285,438      327,891      (42,453)      319,192      416,060       (96,868)
         ING T. Rowe Price Equity Income               218,050      164,525       53,525       226,857      188,370        38,487
         ING Van Kampen Growth and Income              190,825      409,008     (218,183)      253,102      453,801      (200,699)
         ING Van Kampen Real Estate                    126,936      101,672       25,264       125,855      117,518         8,337
      ING Variable Insurance Trust:
         ING VP Worldwide Growth                        43,820       37,866        5,954        39,775       20,275        19,500
      Greenwich Street Series Fund:
         Greenwich Appreciation                        144,264      642,186     (497,922)      220,169      667,255      (447,086)
      PIMCO Variable Insurance Trust:
         PIMCO High Yield                              157,471      757,957     (600,486)      763,027      528,856       234,171
         PIMCO StocksPLUS Growth and Income             53,681      152,106      (98,425)      304,963      553,437      (248,474)
      Prudential Series Fund, Inc.:
         Prudential Jennison                           140,681       48,497       92,184        48,101       42,702         5,399
      Smith Barney Allocation Series, Inc:
         Smith Barney Select Balanced                  192,826      582,334     (389,508)      144,650      653,947      (509,297)
         Smith Barney Select Growth                     75,049      478,340     (403,291)      113,566      716,058      (602,492)
         Smith Barney Select High Growth                86,678      387,334     (300,656)      115,489      404,705      (289,216)
      Travelers Series Fund, Inc:
         Smith Barney High Income                       52,165      186,415     (134,250)      157,423      229,029       (71,606)
         Smith Barney International All Cap Growth      60,637      293,295     (232,658)       44,589      254,981      (210,392)
         Smith Barney Large Cap Value                  131,693      641,370     (509,677)      140,588      600,989      (460,401)
         Smith Barney Money Market                   5,184,945    5,551,807     (366,862)    3,649,918    4,124,639      (474,721)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

7.       Financial Highlights

         A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Series or Portfolios, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002, and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                               Unit       Net     Investment
                                                    Units      Fair     Assets      Income        Expense       Total
                       Division                    (000's)     Value    (000's)    Ratio(A)       Ratio(B)     Return(C)
       ------------------------------------------  --------  --------  ---------  ----------    ------------  -----------
         ING AIM  Mid-Cap Growth
               2004                                    373    $14.93   $  5,564         --%        1.40%         6.04%
               2003                                    416    $14.08      5,857         --         1.40%        42.08%
               2002                                    457     $9.91      4,527         --         1.40%       -32.63%
               2001                                    595    $14.71      8,753         --         1.40%       -22.25%
               2000                                    645    $18.92     12,200        (a)          (a)           (a)
         ING Alliance Mid-Cap Growth Portfolio
               2004                                  2,916    $19.60     57,119         --         1.40%        17.86%
               2003                                  3,525    $16.63     58,593         --         1.40%        64.65%
               2002                                  3,960    $10.10     39,965         --         1.40%       -31.01%
               2001                                  4,782    $14.64     70,000         --         1.40%       -14.93%
               2000                                  5,512    $17.21     94,977        (a)          (a)           (a)
         ING Capital Guardian Large Cap Value
               2004                                  1,064    $10.94     11,640       0.20         1.40%         7.78%
               2003                                    926    $10.15      9,397       0.06         1.40%        34.79%
               2002                                    657     $7.53      4,947       0.22         1.40%       -24.85%
               2001                                    576    $10.02      5,773       0.20         1.40%        -5.02%
               2000                                    364    $10.55      3,835        (a)          (a)           (a)
         ING Capital Guardian Managed Global
               2004                                    229    $20.30      4,641       0.51         1.40%         9.43%
               2003                                    193    $18.55      3,581         --         1.40%        34.42%
               2002                                    143    $13.80      1,966       0.13         1.40%       -21.28%
               2001                                    112    $17.53      1,958       0.14         1.40%       -13.17%
               2000                                     63    $20.19      1,263        (a)          (a)           (a)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit        Net     Investment
                                                     Units    Fair      Assets      Income       Expense       Total
                       Division                     (000's)   Value     (000's)    Ratio(A)      Ratio(B)     Return(C)
       -------------------------------------------  -------  --------  ---------  ----------    ---------   ------------
         ING Capital Guardian Small Cap Value
               2004                                  1,385    $19.27   $ 26,664       0.18%       1.40%        5.94%
               2003                                  1,551    $18.19     28,197       0.15        1.40%       38.43%
               2002                                  1,562    $13.14     20,507       0.12        1.40%      -26.47%
               2001                                  1,710    $17.87     30,560       0.11        1.40%       -2.88%
               2000                                  1,810    $18.40     33,305        (a)         (a)          (a)
         ING Developing World
               2004                                    301    $10.46      3,144       0.34        1.40%       16.09%
               2003                                    312     $9.01      2,813       0.21        1.40%       44.62%
               2002                                    307     $6.23      1,908         --        1.40%      -12.01%
               2001                                    331     $7.08      2,345       0.98        1.40%       -6.60%
               2000                                    376     $7.58      2,848        (a)         (a)          (a)
         ING Eagle Asset Capital Appreciation
               2004                                    142    $20.98      2,984       0.92        1.40%       13.28%
               2003                                    144    $18.52      2,668       0.20        1.40%       23.47%
               2002                                    149    $15.00      2,229       0.63        1.40%      -18.21%
               2001                                    159    $18.34      2,923       0.87        1.40%       -5.76%
               2000                                    142    $19.46      2,762        (a)         (a)          (a)
         ING Hard Assets
               2004                                     74    $22.13      1,628       0.90        1.40%        4.93%
               2003                                     70    $21.09      1,483       0.30        1.40%       50.11%
               2002                                     82    $14.05      1,157       0.79        1.40%       -0.71%
               2001                                     20    $14.15        290         --        1.40%      -13.30%
               2000                                     15    $16.32        248        (a)         (a)          (a)
         ING International
               2004                                  2,124    $10.50     22,291       0.90        1.40%       15.13%
               2003                                  2,319     $9.12     21,137       0.22        1.40%       27.37%
               2002                                  2,653     $7.16     18,980       0.72        1.40%      -17.32%
               2001                                  3,141     $8.66     27,208         --        1.40%      -23.83%
               2000                                  3,579    $11.37     40,696        (a)         (a)          (a)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------


                                                                Unit     Net      Investment
                                                     Units      Fair    Assets      Income       Expense       Total
                     Division                       (000's)    Value    (000's)    Ratio(A)      Ratio(B)     Return(C)
       -------------------------------------------  -------  --------  ---------  ----------    ---------   ------------
         ING Jennison Equity Opportunities
               2004                                    199    $21.62   $  4,289       0.28%       1.40%       11.04%
               2003                                    215    $19.47      4,182       0.08        1.40%       29.28%
               2002                                    236    $15.06      3,558       0.12        1.40%      -30.28%
               2001                                    262    $21.60      5,662       0.07        1.40%      -14.18%
               2000                                    297    $25.17      7,486        (a)         (a)         (a)
         ING Limited Maturity Bond
               2004                                  1,026    $20.43     20,953       4.43        1.40%       -0.05%
               2003                                  1,409    $20.44     28,787       0.66        1.40%        1.39%
               2002                                  1,872    $20.16     37,727       3.35        1.40%        5.77%
               2001                                  1,656    $19.06     31,561       3.96        1.40%        7.32%
               2000                                  1,583    $17.76     28,117        (a)         (a)         (a)
         ING Liquid Assets
               2004                                    995    $15.66     15,577       0.94        1.40%       -0.51%
               2003                                  1,471    $15.74     23,144       0.79        1.40%       -0.63%
               2002                                  2,485    $15.84     39,345       1.43        1.40%        0.00%
               2001                                  2,633    $15.84     41,712       3.68        1.40%        2.39%
               2000                                  2,197    $15.47     33,989        (a)         (a)         (a)
         ING Marsico Growth
               2004                                  3,759    $15.26     57,331         --        1.40%       10.90%
               2003                                  4,384    $13.76     60,288         --        1.40%       30.80%
               2002                                  4,850    $10.52     50,973         --        1.40%      -30.52%
               2001                                  5,961    $15.14     90,264         --        1.40%      -31.24%
               2000                                  6,778    $22.02    149,234        (a)         (a)         (a)
         ING MFS Mid-Cap Growth
               2004                                  3,733    $24.98     93,193         --        1.40%       13.44%
               2003                                  4,553    $22.02    100,199         --        1.40%       37.20%
               2002                                  4,998    $16.05     80,145         --        1.40%      -49.53%
               2001                                  6,138    $31.80    195,205       0.34        1.40%      -24.70%
               2000                                  6,870    $42.23    290,161        (a)         (a)         (a)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                Unit     Net      Investment
                                                     Units      Fair    Assets      Income       Expense       Total
                     Division                       (000's)    Value    (000's)    Ratio(A)      Ratio(B)     Return(C)
       ------------------------------------------  --------  --------  ---------  ----------    ---------   ------------
         ING MFS Total Return
               2004                                  6,547    $24.26   $ 158,767      1.73%       1.40%        9.58%
               2003                                  7,716    $22.14     170,749      0.47        1.40%       15.13%
               2002                                  8,640    $19.23     166,050      2.08        1.40%       -6.47%
               2001                                  9,848    $20.56     202,440      4.16        1.40%       -0.92%
               2000                                 10,447    $20.75     216,748       (a)         (a)          (a)
         ING Oppenheimer Main Street Portfolio
               2004                                  6,387    $20.70     132,145      0.76        1.40%       11.29%
               2003                                  7,848    $18.60     145,894      0.20        1.40%       22.85%
               2002                                  9,139    $15.14     138,266      0.40        1.40%      -25.93%
               2001                                 11,118    $20.44     227,224      0.11        1.40%      -22.55%
               2000                                 12,795    $26.39     337,706       (a)         (a)          (a)
         ING PIMCO Core Bond
               2004                                    649    $13.57       8,801      2.44        1.40%        3.43%
               2003                                    772    $13.12      10,124      0.41        1.40%        3.23%
               2002                                    873    $12.71      11,090      2.81        1.40%        7.17%
               2001                                    594    $11.86       7,046      0.24        1.40%        1.02%
               2000                                    594    $11.74       6,976       (a)         (a)          (a)
         ING Pimco High Yield
               2004                                    561    $10.82       6,072       (b)        1.40%         (b)
               2003                                    (b)      (b)          (b)       (b)          (b)         (b)
               2002                                    (b)      (b)          (b)       (b)          (b)         (b)
               2001                                    (b)      (b)          (b)       (b)          (b)         (b)
               2000                                    (b)      (b)          (b)       (b)          (b)         (b)
         ING Salomon Brothers All Cap
               2004                                    450    $12.45       5,600      0.17        1.40%        6.32%
               2003                                    546    $11.71       6,386      0.06        1.40%       36.96%
               2002                                    515     $8.55       4,399      0.19        1.40%      -26.61%
               2001                                    577    $11.65       6,728      1.17        1.40%       0.52%
               2000                                    302    $11.59       3,498       (a)         (a)          (a)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                Unit     Net      Investment
                                                     Units      Fair    Assets      Income       Expense       Total
                     Division                       (000's)    Value    (000's)    Ratio(A)      Ratio(B)     Return(C)
       -------------------------------------------  -------  --------  ---------  ----------    ---------   ------------
         ING Salomon Brothers Investors
               2004                                    294    $11.32   $  3,325       0.62%       1.40%        8.33%
               2003                                    326    $10.45      3,403       0.17        1.40%       29.49%
               2002                                    325     $8.07      2,622       0.71        1.40%      -24.08%
               2001                                    356    $10.63      3,784       0.81        1.40%       -5.60%
               2000                                    262    $11.26      2,948        (a)         (a)          (a)
         ING T. Rowe Price Capital Appreciation
               2004                                  1,088    $39.69     43,171       1.04        1.40%       14.98%
               2003                                  1,131    $34.52     39,011       0.33        1.40%       23.46%
               2002                                  1,228    $27.96     34,302       1.51        1.40%       -0.92%
               2001                                  1,064    $28.22     30,020       2.92        1.40%        8.37%
               2000                                    860    $26.04     22,390        (a)         (a)          (a)
         ING T. Rowe Price Equity Income
               2004                                    346    $28.60      9,878       0.94        1.40%       13.31%
               2003                                    292    $25.24      7,367       0.29        1.40%       23.42%
               2002                                    254    $20.45      5,182       1.32        1.40%      -14.44%
               2001                                    239    $23.90      5,718       1.98        1.40%       -0.04%
               2000                                    120    $23.91      2,868        (a)         (a)          (a)
         ING Van Kampen Growth and Income
               2004                                  1,769    $25.81     45,644       0.91        1.40%       12.51%
               2003                                  1,988    $22.94     45,570       0.24        1.40%       26.11%
               2002                                  2,188    $18.19     39,777       0.82        1.40%      -15.98%
               2001                                  2,517    $21.65     54,488       0.28        1.40%      -13.19%
               2000                                  2,838    $24.94     70,757        (a)         (a)          (a)
         ING Van Kampen Real Estate
               2004                                    241    $51.76     12,476       1.48        1.40%       35.82%
               2003                                    216    $38.11      8,222       0.19        1.40%       35.82%
               2002                                    208    $28.06      5,819       3.78        1.40%       -1.20%
               2001                                    131    $28.40      3,714       4.13        1.40%        6.61%
               2000                                     93    $26.64      2,484        (a)         (a)          (a)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                Unit     Net      Investment
                                                     Units      Fair    Assets      Income       Expense       Total
                     Division                       (000's)    Value    (000's)    Ratio(A)      Ratio(B)     Return(C)
       ------------------------------------------  --------  --------  ---------  ----------    ---------   ------------
         ING VP Worldwide Growth
               2004                                     91     $7.15   $    651       0.66%       1.40%        7.84%
               2003                                     85     $6.63        563         --        1.40%       27.26%
               2002                                     66     $5.21        342       0.02        1.40%      -25.68%
               2001                                     43     $7.01        298         --        1.40%      -19.89%
               2000                                     26     $8.75        231        (a)         (a)          (a)
         Greenwich Appreciation
               2004                                  2,544    $18.29     46,513       1.01        1.40%        7.27%
               2003                                  3,042    $17.05     51,845       0.60        1.40%       22.84%
               2002                                  3,489    $13.88     48,404       1.39        1.40%      -18.69%
               2001                                  4,151    $17.07     70,851       1.10        1.40%       -5.32%
               2000                                  4,501    $18.03     81,169        (a)         (a)          (a)
         PIMCO StocksPLUS Growth and Income
               2004                                    457    $11.31      5,162       1.61        1.40%        9.28%
               2003                                    555    $10.35      5,741       1.92        1.40%       28.57%
               2002                                    803     $8.05      6,464       2.78        1.40%      -21.31%
               2001                                    747    $10.23      7,638       4.18        1.40%      -12.71%
               2000                                    746    $11.72      8,740        (a)         (a)          (a)
         Prudential Jennison
               2004                                    186     $5.88      1,093         --        1.40%        7.69%
               2003                                     94     $5.46        512         --        1.40%       27.87%
               2002                                     89     $4.27        377         --        1.40%      -32.33%
               2001                                     77     $6.31        486         --        1.40%      -19.62%
               2000                                     23     $7.85        183        (a)         (a)          (a)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                Unit       Net       Investment
                                                     Units      Fair     Assets        Income       Expense       Total
                     Division                        (000's)    Value    (000's)      Ratio(A)      Ratio(B)     Return(C)
       --------------------------------------------  -------   --------  ---------   ----------    ---------   ------------
         Smith Barney Select Balanced
               2004                                  2,761      $14.76   $ 40,740       0.14%        1.40%         6.11%
               2003                                  3,151      $13.91     43,809       2.47         1.40%        18.58%
               2002                                  3,660      $11.73     42,913       6.43         1.40%        -7.78%
               2001                                  4,395      $12.72     55,899       3.72         1.40%        -2.75%
               2000                                  4,040      $13.08     52,848        (a)          (a)           (a)
         Smith Barney Select Growth
               2004                                  2,467      $13.14     32,396       0.09         1.40%         7.18%
               2003                                  2,870      $12.26     35,168       1.56         1.40%        28.11%
               2002                                  3,472       $9.57     33,211      10.53         1.40%       -19.24%
               2001                                  4,172      $11.85     49,444         --         1.40%       -11.10%
               2000                                  4,630      $13.33     61,706        (a)          (a)           (a)
         Smith Barney Select High Growth
               2004                                  1,550      $13.56     20,999         --         1.40%         9.09%
               2003                                  1,850      $12.43     22,983       0.59         1.40%        34.96%
               2002                                  2,139       $9.21     19,688       1.07         1.40%       -24.82%
               2001                                  2,581      $12.25     31,610       5.05         1.40%       -31.31%
               2000                                  3,063      $14.13     43,287        (a)          (a)           (a)
         Smith Barney High Income
               2004                                    812      $15.44     12,539       7.73         1.40%         8.89%
               2003                                    947      $14.18     13,418       7.45         1.40%        25.71%
               2002                                  1,018      $11.28     11,480      22.93         1.40%        -4.57%
               2001                                  1,212      $11.82     14,330      11.77         1.40%        -5.14%
               2000                                  1,312      $12.46     16,345        (a)          (a)           (a)
         Smith Barney International All Cap Growth
               2004                                  1,095      $12.88     14,099       0.85         1.40%        16.14%
               2003                                  1,328      $11.09     14,718       0.96         1.40%        25.74%
               2002                                  1,538       $8.82     13,559       0.92         1.40%       -26.74%
               2001                                  1,828      $12.04     22,004         --         1.40%       -32.13%
               2000                                  2,027      $17.74     35,967        (a)          (a)           (a)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                Unit       Net       Investment
                                                     Units      Fair     Assets        Income       Expense       Total
                     Division                        (000's)    Value    (000's)      Ratio(A)      Ratio(B)     Return(C)
       --------------------------------------------  -------   --------  ---------   ----------    ---------   ------------
         Smith Barney Large Cap Value
               2004                                  2,407      $19.34   $ 46,532       1.76%        1.40%         9.08%
               2003                                  2,917      $17.73     51,690       1.59         1.40%        25.83%
               2002                                  3,377      $14.09     47,557       3.64         1.40%       -26.46%
               2001                                  4,002      $19.16     76,678       1.36         1.40%        -9.45%
               2000                                  4,340      $21.16     91,846        (a)          (a)           (a)
         Smith Barney Money Market
               2004                                    413      $12.37      5,108       0.80         1.40%        -0.56%
               2003                                    780      $12.44      9,700       0.70         1.40%        -0.72%
               2002                                  1,255      $12.53     15,717       1.26         1.40%        -0.08%
               2001                                  1,407      $12.54     17,642       3.32         1.40%        2.20%
               2000                                    754      $12.27      9,261        (a)          (a)           (a)

         (a)      Not provided for 2000
         (b) As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented.

         (A) The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
         (B) The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in
                  Note 3. Information is calculated independently for each column in the table.
         (C) Total Return is calculated as the change in unit value for each Contract presented on the Statement of Assets and Liabilities. Information is calculated independently for each column in the table.

                       STATEMENT OF ADDITIONAL INFORMATION

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

                                   PRIMELITE

                  Deferred Variable and Fixed Annuity Contracts

                                    Issued by

                               SEPARATE ACCOUNT EQ

                                       of

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Equitable Life Insurance Company of Iowa) for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts which are referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

                               DATE OF PROSPECTUS

                                       AND

                      STATEMENT OF ADDITIONAL INFORMATION:

                                 APRIL 29, 2005

                                TABLE OF CONTENTS

ITEM                                                                       PAGE

Introduction..................................................................1
Experts.......................................................................1
Independent Registered Public Accounting Firm.................................1
Distributor...................................................................1
Yield Calculations for Money Market Subaccounts...............................1
Annuity Provisions............................................................1
Consolidated Financial Statements of ING USA Annuity
 and Life Insurance Company...................................................2
Financial Statements of Separate Account EQ...................................2

INTRODUCTION
This Statement of Additional Information provides background information regarding Separate Account EQ. Information regarding ING USA Annuity and Life Insurance Company (the "Company") and its ownership is contained in the Prospectus.

EXPERTS
The consolidated financial statements of the Company as of December 31, 2004 and 2003 and for the each of the three in the period ended December 31, 2003, and the statement of assets and liabilities of Separate Account EQ as of December 31, 2004, and the related statement of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, included herein have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon included elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, Suite 2800, 600 Peachtree Street, Atlanta GA 30308, an Independent Registered Public Accounting Firm, performs annual audits of ING USA Annuity and Life Insurance Company and Separate Account EQ

DISTRIBUTOR
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc., an affiliate of the Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products issued by Company. Prior to Directed Services, Inc. becoming distributor, the variable insurance products were distributed by ING Funds Distributors, Inc., which is also an affiliate of the company. For the years ended 2004, 2003 and 2002 commissions paid by the Company to the broker/dealers who sold contracts aggregated $0, $2,950,000, and $4,169,000, respectively. Directed Services, Inc. is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

ANNUITY PROVISIONS
Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus -- "Contract Proceeds -- Fixed Payment Plans" for a description of the Payment Plans.)

FINANCIAL STATEMENTS
The statutory basis financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

OTHER INFORMATION
Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

CONSOLIDATED FINANCIAL STATEMENTS OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

The audited consolidated financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Consolidated Financial Statements of ING USA Annuity and Life Insurance
 Company
 Consolidated Income Statements for the years ended December 31, 2004, 2003 and
  2002
 Consolidated Balance Sheets as of December 31, 2004 and 2003
 Consolidated Statements of Changes in Shareholder's Equity for the years ended
  December 31, 2004, 2003 and 2002
 Consolidated Statements of Cash Flows for the years ended December 31, 2004,
  2003 and 2002
Notes to Consolidated Financial Statements

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT EQ

The audited financial statements of Separate Account EQ are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Financial Statements of ING USA Annuity and Life Insurance Company
 Separate Account EQ Statement of Assets and Liabilities as of December 31, 2004 Statement of Operations for the year ended December 31, 2004
 Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003
Notes to Financial Statements

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                          Index to Financial Statements


                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm                      C-2

     Financial Statements:

     Statements of Operations for the years ended
         December 31, 2004, 2003 and 2002                                    C-3

     Balance Sheets as of December 31, 2004 and 2003                         C-4

     Statements of Changes in Shareholder's Equity for the years ended
         December 31, 2004, 2003 and 2002                                    C-6

     Statements of Cash Flows for the years ended
         December 31, 2004, 2003 and 2002                                    C-7

Notes to Financial Statements                                                C-9

             Report of Independent Registered Public Accounting Firm



The Board of Directors
ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2004 and 2003, and the related statements of operations, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING USA Annuity and Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002 and changed the accounting principle for certain non-traditional long duration contracts and for separate accounts effective January 1, 2004.



                                                           /s/ Ernst & Young LLP

Atlanta, Georgia
March 18, 2005

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                            Statements of Operations
                                  (In millions)



                                                                                  Year ended December 31,
                                                                        2004                2003               2002
                                                                  -----------------   -----------------  -----------------
Revenue:
    Net investment income                                              $ 1,023.9           $   974.6         $    989.3
    Fee income                                                             566.7               397.7              295.7
    Premiums                                                                22.8                26.0               36.8
    Net realized capital gains (losses)                                     57.6               106.9             (196.5)
    Other income                                                             2.8                 3.8               16.3
                                                                  -----------------   -----------------  -----------------
Total revenue                                                            1,673.8             1,509.0            1,141.6
                                                                  -----------------   -----------------  -----------------
Benefits and expenses:
    Interest credited and other benefits to contractowners               1,134.0               925.7              848.0
    Operating expenses                                                     162.6               162.1              155.1
    Amortization of deferred policy acquisition costs
      and value of business acquired                                       186.8               347.9              302.0
    Interest expense                                                        14.6                15.8               16.9
    Other                                                                    2.2                 1.0               (4.1)
                                                                  -----------------   -----------------  -----------------
Total benefits and expenses                                              1,500.2             1,452.5            1,317.9
                                                                  -----------------   -----------------  -----------------
Income (loss) before income taxes and cumulative effect
    of change in accounting principle                                      173.6                56.5             (176.3)
Income tax expense (benefit)                                                80.7                (0.8)             (60.2)
                                                                  -----------------   -----------------  -----------------
Income (loss) before cumulative effect of change
    in accounting principle                                                 92.9                57.3             (116.1)
Cumulative effect of change in accounting
    principle, net of tax                                                   (1.0)                  -           (1,298.4)
                                                                  -----------------   -----------------  -----------------
Net income (loss)                                                      $    91.9           $    57.3         $ (1,414.5)
                                                                  =================   =================  =================


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                                 Balance Sheets
                        (In millions, except share data)



                                                                                                   As of December 31,
                                                                                               2004               2003
                                                                                         -----------------  -----------------
Assets
Investments:
    Fixed maturities, available-for-sale, at fair value (amortized cost of
      $17,045.9 at 2004 and $15,025.0 at 2003)                                             $   17,489.2       $   15,538.7
    Equity securities, available-for-sale, at fair value
      (cost of $34.8 at 2004 and $115.2 at 2003)                                                   35.3              120.2
    Mortgage loans on real estate                                                               3,851.8            3,388.7
    Policy loans                                                                                  169.0              177.1
    Other investments                                                                             228.8               60.8
    Securities pledged (amortized cost of $1,100.5 at 2004 and $555.5 at 2003)                  1,108.6              559.1
                                                                                         -----------------  -----------------
Total investments                                                                              22,882.7           19,844.6
Cash and cash equivalents                                                                         209.0               65.1
Short-term investments under securities loan agreement                                            402.8               22.9
Accrued investment income                                                                         205.8              185.7
Receivable for securities sold                                                                     38.9               11.7
Reinsurance recoverable                                                                         1,388.1              651.9
Deferred policy acquisition costs                                                               1,704.1            1,826.7
Value of business acquired                                                                        112.2              111.5
Sales inducements to contractowners                                                               514.6                  -
Due from affiliates                                                                               184.3              117.7
Deferred income taxes                                                                                 -               19.4
Other assets                                                                                       28.4               20.1
Assets held in separate accounts                                                               24,746.7           18,220.1
                                                                                         -----------------  -----------------
Total assets                                                                               $   52,417.6       $   41,097.4
                                                                                         =================  =================


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                                 Balance Sheets
                        (In millions, except share data)



                                                                                                   As of December 31,
                                                                                               2004               2003
                                                                                         -----------------  -----------------
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves                                                   $ 22,961.0        $ 19,400.5
Notes to affiliates                                                                               435.0              85.0
Due to affiliates                                                                                  43.6              60.7
Payables for securities purchased                                                                  35.9                 -
Payables under securities loan agreement                                                          402.8              22.9
Borrowed money                                                                                    713.4             534.2
Current income taxes                                                                               15.7              19.4
Deferred income taxes                                                                              12.6                 -
Other liabilities                                                                                 276.4             226.6
Liabilities related to separate accounts                                                       24,746.7          18,220.1
                                                                                         -----------------  ----------------
Total liabilities                                                                              49,643.1          38,569.4
                                                                                         -----------------  ----------------
Shareholder's equity
    Common stock (250,000 shares authorized, issued and outstanding;
      $10.00 per share value)                                                                       2.5               2.5
    Additional paid-in capital                                                                  4,041.1           3,811.1
    Accumulated other comprehensive income                                                        112.7             188.1
    Retained earnings (deficit)                                                                (1,381.8)         (1,473.7)
                                                                                         -----------------  ----------------
Total shareholder's equity                                                                      2,774.5           2,528.0
                                                                                         -----------------  ----------------
Total liabilities and shareholder's equity                                                   $ 52,417.6        $ 41,097.4
                                                                                         =================  ================



   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                  Statements of Changes in Shareholder's Equity
                                  (In millions)

                                                                           Accumulated
                                                           Additional         Other          Retained          Total
                                              Common        Paid-In       Comprehensive      Earnings      Shareholder's
                                              Stock         Capital          Income          (Deficit)        Equity
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2001
    Excluding impact of merger                $   2.5      $    780.4       $      3.8       $    31.1       $    817.8
    Impact of merger                                -         2,493.9            (73.8)         (135.2)         2,284.9
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2001
    Including impact of merger                    2.5         3,274.3            (70.0)         (104.1)         3,102.7
    Comprehensive loss:
      Net loss                                      -               -                -        (1,414.5)        (1,414.5)
      Other comprehensive loss
        net of tax:
           Net unrealized gain on
             securities ($202.3 pretax)             -               -            203.2               -            203.2
                                                                                                          ----------------
    Comprehensive loss                                                                                         (1,211.3)
                                                                                                          ----------------
    Contribution of capital                         -           456.3                -               -            456.3
    Other                                           -            (8.2)               -               -             (8.2)
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2002                      2.5         3,722.4            133.2        (1,518.6)         2,339.5
    Comprehensive income:
      Net income                                    -               -                -            57.3             57.3
      Other comprehensive income
        net of tax:
           Net unrealized gain on
             securities ($82.8 pretax)              -               -             54.9               -             54.9
                                                                                                          ----------------
    Comprehensive income                                                                                          112.2
                                                                                                          ----------------
    Dividends paid                                  -               -                -           (12.4)           (12.4)
    Contribution of capital                         -            88.7                -               -             88.7
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2003                      2.5         3,811.1            188.1        (1,473.7)         2,528.0
    Comprehensive income:
      Net income                                                                                  91.9             91.9
      Other comprehensive loss
        net of tax:
           Net unrealized loss on
             securities (($113.9) pretax)                                        (70.5)                           (70.5)
           Minimum pension liability                                              (4.9)                            (4.9)
                                                                                                          ----------------
    Comprehensive income                                                                                           16.5
                                                                                                          ----------------
    Contribution of capital                                     230.0                                             230.0
                                           ------------- --------------- ----------------  -------------- ----------------
Balance at December 31, 2004                  $   2.5      4  4,041.1       $    112.7       $(1,381.8)       $ 2,774.5
                                           ============= =============== ================  ============== ================


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                            Statements of Cash Flows
                                  (In millions)


                                                                                     Year ended December 31,
                                                                            2004              2003              2002
                                                                       ---------------   ---------------   ----------------
Cash Flows from Operating Activities:
    Net income (loss)                                                    $       91.9      $       57.3      $    (1,414.5)
    Adjustments to reconcile net income (loss) to net cash
      provided by operating activities:
        Capitalization of deferred policy acquisition costs                    (688.3)           (396.9)            (469.5)
        Amortization of deferred policy acquisition costs
           and value of business acquired                                       241.0             252.9              210.8
        Net accretion/decretion of discount/premium                             139.6             218.2              173.3
        Future policy benefits, claims reserves, and interest credited          916.7           1,196.8              926.6
        Impairment of goodwill                                                      -                 -            1,314.4
        Provision for deferred income taxes                                      75.5              (1.9)             (43.5)
        Net realized capital (gains) losses                                     (57.3)           (110.0)             151.5
        Depreciation                                                                -                 -                0.2
        Change in:
           Accrued investment income                                            (20.1)              9.3              (45.4)
           Accounts receivables and asset accruals                              (35.5)             (2.4)              (2.3)
           Due to/from affiliates                                               (83.7)            (68.4)              76.4
           Other payables and accruals                                           77.1              73.1             (219.8)
                                                                       ---------------   ---------------   ----------------
Net cash provided by operating activities                                       656.9           1,228.0              658.2
Cash Flows from Investing Activities:
    Proceeds from the sale, maturity, or redemption of:
      Fixed maturities, available-for-sale                                   17,903.6          20,179.8           20,419.3
      Equity securities, available-for-sale                                     106.8              45.7                0.7
      Mortgage loans on real estate originated                                  388.6             561.1              667.6
      Short-term investments                                                  2,854.0          15,364.1            8,638.3
    Acquisition of:
      Fixed maturities, available-for-sale                                  (20,553.5)        (21,223.3)         (24,532.0)
      Equity securities, available-for-sale                                     (20.2)            (16.2)            (144.1)
      Mortgage loans on real estate                                            (856.4)         (1,075.5)            (782.1)
      Short-term investments                                                 (2,860.6)        (15,362.2)          (8,580.9)
    Proceeds from sale of interest in subsidiary                                    -                 -               27.7
    Other investments                                                          (152.9)            (84.0)              74.1
    Other, net                                                                   10.8               2.7               10.8
                                                                       ---------------   ---------------   ----------------
Net cash used in investing activities                                        (3,179.8)         (1,607.8)          (4,200.6)


   The accompanying notes are an integral part of these financial statements.

                   ING USA Annuity and Life Insurance Company
          (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

                            Statements of Cash Flows
                                  (In millions)


                                                                                     Year ended December 31,
                                                                            2004              2003              2002
                                                                       ---------------   ---------------   ----------------
Cash Flows from Financing Activities:
    Deposits received for investment contracts                                5,474.7           1,475.3            4,826.1
    Maturities and withdrawals from investment contracts                     (2,830.9)         (1,676.5)          (1,636.3)
    Reinsurance recapture                                                           -             134.5                  -
    Change in reinsurance recoverable                                          (736.2)             25.6             (211.3)
    Net short-term loans                                                        179.2             210.6               48.6
    Intercompany dividends                                                          -             (12.4)                 -
    Intercompany loans                                                          350.0                 -                  -
    Contribution of capital from Parent                                         230.0              88.7              456.3
    Other                                                                           -                 -               (8.2)
                                                                       ---------------   ---------------   ----------------
Net cash provided by financing activities                                     2,666.8             245.8            3,475.2
                                                                       ---------------   ---------------   ----------------
Net increase (decrease) in cash and cash equivalents                            143.9            (134.0)             (67.2)
Cash and cash equivalents, beginning of year                                     65.1             199.1              266.3
                                                                       ---------------   ---------------   ----------------
Cash and cash equivalents, end of year                                   $      209.0      $       65.1      $       199.1
                                                                       ===============   ===============   ================
Supplemental cash flow information:
    Income taxes paid (received), net                                    $        8.3      $       53.0      $       (41.7)
                                                                       ===============   ===============   ================
    Interest paid                                                        $       14.2      $       10.8      $        13.5
                                                                       ===============   ===============   ================

   The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

     Basis of Presentation

     ING USA Annuity and Life Insurance Company ("ING USA" or the "Company" as appropriate), a wholly-owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), is a stock life insurance company organized under the laws of the State of Iowa.

     Lion is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING". ING USA is authorized to conduct its insurance business in the District of Columbia and all states except New York. ING USA was domiciled as a life insurance company under the laws of the State of Delaware until December 31, 2003 and has been domiciled as such in Iowa since January 1, 2004.

     On January 1, 2004 (the "Merger Date"), the Company simultaneously redomesticated from Delaware to Iowa, changed its name from Golden American Life Insurance Company to ING USA Annuity and Life Insurance Company, and merged the following affiliates into the Company: Equitable Life Insurance Company of Iowa ("Equitable Life"), USG Annuity & Life Company ("USG"), and United Life & Annuity Insurance Company ("ULA") (the collectively, "Merger Companies"). Prior to the merger date, ING USA was a wholly-owned subsidiary of Equitable Life. Equitable Life merged its affiliate, Ameribest Life Insurance Company ("AMB"), a life insurance company domiciled in Georgia, into its operations on January 1, 2003.

     Statement  of Financial  Accounting  Standards  ("FAS") No. 141,  "Business
     Combinations", excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board ("APB") Opinion No. 16, "Business Combinations", provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The Balance Sheets and Statements of Operations give effect to the consolidation transactions as if they had occurred on December 31, 2003 and January 1, 2002, respectively.

     As of April 1, 2002, ING USA sold First Golden American Life Insurance Company of New York ("First Golden") to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut"), which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 in cash and a receivable

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     totaling $0.2 from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING USA. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING USA and subsequently forgiven. ING USA realized a loss of $3.0 related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware. As of October 1, 2003, RLNY's parent, Security-Connecticut merged with and into its parent, ReliaStar.

     In accordance with APB Opinion No. 16, RLNY presented combined results of operations including First Golden activity as of the beginning of the year ended December 31, 2002. The first three months of First Golden activity is not reflected in the ING USA's Statement of Operations for the period ended December 31, 2002, as the amounts were not material.

     Description of Business

     The Company offers various insurance products including immediate and deferred variable and fixed annuities. The Company's annuity products are distributed by national wirehouses, regional securities firms, independent National Association of Securities Dealers, Inc. ("NASD") firms with licensed registered representatives, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and the ING broker-dealer network. The Company also offers guaranteed investment contracts ("GICs") and funding agreements marketed by direct sale by home office personnel or through specialty insurance brokers. Historically, the Company has provided interest-sensitive, traditional and variable life insurance, and health insurance. All health insurance is ceded to other insurers and new policies are no longer written. The Company ceased the issuance of life insurance policies in 2001, and all life insurance business is currently in run-off. The Company's primary customers are retail consumers and corporations.

     Recently Adopted Accounting Standards

     Accounting   and   Reporting   by   Insurance   Enterprises   for   Certain
     Nontraditional Long-Duration Contracts and for Separate Accounts

     The Company adopted Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts," on January 1, 2004. SOP 03-1 establishes several new accounting and disclosure requirements for certain nontraditional long-duration contracts and for separate accounts including, among other things, a requirement that assets and liabilities of separate account arrangements that do not meet certain criteria be accounted for as general account assets and liabilities, and that the revenue and expenses related to such arrangements be consolidated within the respective line items in the Statements of Operations. In addition, the SOP requires

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     additional liabilities be established for certain guaranteed death and other benefits and for products with certain patterns of cost of insurance charges. In addition, sales inducements provided to contractowners must be recognized on the balance sheet separately from deferred policy acquisition costs and amortized as a component of benefits expense using methodologies and assumptions consistent with those used for amortization of deferred policy acquisition costs.

     The Company evaluated all requirements of SOP 03-1 and determined that it is affected by the SOP's requirements to establish additional liabilities for certain guaranteed benefits and products with patterns of cost of insurance charges resulting in losses in later policy durations from the insurance benefit function and to defer, amortize, and recognize separately, sales inducements to contractowners. Upon adoption of SOP 03-1 on January 1, 2004, the Company recognized a cumulative effect of a change in accounting principle of $(3.6), before tax or $(2.3), net of $1.3 of income taxes. In addition, requirements for certain separate account arrangements that do not meet the established criteria for separate asset and liability recognition are applicable to the Company, however, the Company's policies on separate account assets and liabilities have historically been, and continue to be, in conformity with the requirements newly established.

     In the fourth quarter of 2004, the cumulative effect of a change in accounting principle was revised due to the Company's implementation of
     Technical Practice Aid 6300.05 - 6300.08, "Q&As Related to the Implementation of SOP 03-1, `Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts"' (the "TPA").

     The TPA, which was approved in September 2004, provides additional guidance regarding certain implicit assessments that may be used in the testing of the base mortality function on contracts, which is performed to determine whether additional liabilities are required in conjunction with SOP 03-1. In addition, the TPA provides additional guidance surrounding the allowed level of aggregation of additional liabilities determined under SOP 03-1. While the TPA was implemented during the fourth quarter of 2004, the TPA is retroactive to the original implementation date of SOP 03-1, January 1, 2004 and is reported as an adjustment to the SOP 03-1 cumulative effect of change in accounting principle. The adoption of the TPA reduced the Company's cumulative effect of change in accounting principle by $2.0, before tax and decreased quarterly 2004 net income approximately $0.6 in each quarter, for a total decrease of $2.3.

     The implementation of SOP 03-1 also raised questions regarding the interpretation of the requirements of FAS No. 97 "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"), concerning when it is appropriate to record an unearned revenue liability related to the insurance benefit function. To clarify its position, the

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. FAS 97-1 ("FSP FAS 97-1"), "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, `Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,' Permit or Require Accrual of an Unearned Revenue Liability," effective for fiscal periods beginning subsequent to the date the guidance was issued, June 18, 2004. The Company adopted FSP FAS 97-1 on July 1, 2004.

     The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

     In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments," adopting a three-step impairment model for securities within its scope. The three-step model is applied on a security-by-security basis as follows:

     Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
     Step 2: Evaluate whether an impairment is other-than-temporary.
     Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment's cost and its fair value.

     On September 30, 2004, the FASB issued FASB Staff Position No. EITF Issue 03-1-1 ("FSP EITF 03-1-1"), "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, `The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,'" which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 related to steps two and three of the impairment model introduced. The delay is in effect until a final consensus can be reached on such guidance. Despite the delay of the implementation of steps two and three, other-than-temporary impairments are still to be recognized as required by existing guidance.

     Earlier consensus reached by the EITF on this issue required that certain quantitative and qualitative disclosures be made for unrealized losses on debt and equity securities that have not been recognized as other-than-temporary impairments. These disclosures were adopted by the Company, effective December 31, 2003, and are included in the Investments footnote.

     Accounting for Derivative Instruments and Hedging Activities

     In 2003, the Derivative Implementation Group ("DIG") who was responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", issued Statement No. 133 Implementation Issue No. B36, "Embedded Derivatives:
     Modified  Coinsurance  Arrangements  and Debt  Instruments That Incorporate

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor Under Those Instruments" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The Company adopted DIG B36 on October 1, 2003 and has modified coinsurance treaties that are applicable to the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, implementation of DIG B36 did not impact the Company's financial position, results of operations, or cash flows.

     Variable Interest Entities

     In January 2003, the FASB issued FASB Interpretation 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51" ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical corrections and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIEs") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

     In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

     FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The Company holds investments in variable interest entities ("VIEs") in the form of private placement securities, structured securities, securitization transactions and limited partnerships with an aggregate fair value of $7.0 billion as of December 31, 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company's financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2004 of $6.9 billion represents the maximum exposure to loss except for those structures for which the Company also receives asset management fees.

     Goodwill Impairment

     During  2002,  the  Company  adopted  FAS  No.  142,  "Goodwill  and  Other
     Intangible Assets". The adoption of this standard resulted in the recognition of an impairment loss of $1,298.4, net of $699.1 of income taxes, related to a prior acquisition, recorded retroactive to the first quarter of 2002. Prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the 2002 Statement of Operations.

     Guarantees

     In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ending after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provisions are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

     New Accounting Pronouncements

     In December 2004, the FASB issued FAS No. 123 (revised 2004), "Share-Based Payment" ("FAS 123R"), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS 123R is effective at the beginning of the first interim or annual period beginning after June 15, 2005. Earlier adoption is encouraged. FAS 123R provides two transition methods, modified-prospective and modified-retrospective.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provisions are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on the amount previously reported in the pro forma footnote disclosures as required under FAS No. 123, "Accounting for Stock-Based Compensation".

     The Company intends to early adopt the provisions of FAS 123R on January 1, 2005, using the modified-prospective method. Due to the Company's few number of employees, the adoption of FAS 123R is not expected to have a material impact on the Company's financial position, results of operations, or cash flows. Prior to January 2005, the Company applied the intrinsic value-based provisions set forth in APB Opinion No. 25, "Accounting for Stock Issued to Employees". Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date.

     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Reclassifications

     Certain   reclassifications   have  been  made  to  prior  year   financial
     information to conform to the current year classifications.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     changes in deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), and deferred income taxes.

     Other-Than-Temporary-Impairments

     The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under EITF Issue No. 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

     When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

     Purchases and Sales

     Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

     Valuation

     Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan (discounted at the loan's effective interest rate), or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

     Investments in real estate are reported at historical cost, less accumulated depreciation and impairment writedowns, with the exception of land, which is not depreciated. If the value of any real estate is determined to be impaired (i.e., when it is probable that the Company will be unable to recover the carrying value of the real estate), the carrying value of the real estate is reduced to the current fair value. The carrying value of the impaired real estate is reduced by establishing a permanent writedown charged to realized loss.

     Policy loans are carried at unpaid principal balances.

     Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

     Derivative instruments are reported at fair value and are obtained internally from the derivative accounting system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations. Guaranteed minimum withdrawals benefits ("GMWBs") and guaranteed minimum accumulation benefits ("GMABs") represent an embedded derivative liability in the variable annuity contract that is required to be reported separately from the host variable annuity contract. GMWBs and GMABs are carried at fair value based on actuarial assumptions related to projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning contractowner behavior. Estimating cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns, and discount rates.

     Securities Lending

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     Repurchase Agreements

     The Company engages in dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities and the offsetting collateral liability is included in borrowed money on the Balance Sheets.

     Derivatives

     The Company's use of derivatives is limited mainly to hedging purposes. However, these derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company does not seek hedge accounting treatment. The Company enters into interest rate, equity market, and currency contracts, including swaps, caps, floors, options and futures, to reduce and manage risks associated with changes in value, yield, price, or cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses in the Statements of Operations. Derivatives are included in other investments on the Balance Sheets.

     The Company also has investments in certain fixed maturity instruments and has retail annuity products that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Changes in the fair value of embedded derivatives are recorded in net realized capital gains (losses) in the Statements of Operations. Embedded derivatives within securities are included in fixed maturities in the Balance Sheets. Embedded derivatives within retail annuity products are included in future policy benefits and claims reserves on the Balance Sheets.

     Deferred Policy Acquisition Costs and Value of Business Acquired

     Deferred policy acquisition costs ("DAC") represent policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Value of business acquired ("VOBA") represents the outstanding value of in force business capitalized and are subject to amortization in purchase accounting when the Company was acquired. The value is based on the present value of estimated net cash flows embedded in the Company's contracts.

     The amortization methodology used for DAC and VOBA varies by product type. Statement of Financial Accounting Standards ("FAS") No. 60, "Accounting and Reporting by Insurance Enterprises," applies to traditional life insurance products, primarily traditional whole life and term life insurance contracts. Under FAS No. 60, DAC and VOBA are amortized over the premium payment period, in proportion to the premium revenue recognized.

     FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts (usually 25 years) in relation to the present value of estimated future gross profits from investment, mortality, and expense margins; asset-based fees, policy administration, and surrender charges; less policy maintenance fees and non-capitalized commissions, as well as realized gains and losses on investments. Guaranteed investment contracts, however, are amortized on a straight-line basis over the life of the contract.

     Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

     Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs a quarterly and annual analysis of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability and are reduced to the extent that estimated future gross profits are inadequate to recover the asset.

     At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised ("unlocking"), retroactively to the date of the policy or contract issuance. The cumulative prior period adjustment is recognized as a component of current period amortization. In general,

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     increases in investment returns, and thus estimated profits, lower the rate of amortization. Increases in surrender charges and mortality margins, decreases in investment returns, and decreases in estimated profits, increase the rate of amortization.

     Reserves

     Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts, and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses less the present value of future net premiums.

     Reserves for deferred annuity investment contracts and immediate annuity without life contingent payouts are equal to cumulative deposits less charges and withdrawals, plus credited interest thereon (reserve interest rates vary by product up to 10.0% for all periods presented).

     Reserves for immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates ranged from 3.0% to 8.0% for all periods presented. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

     Certain variable annuity contracts offer guaranteed minimum death benefits ("GMDB"), as well as guaranteed living benefits. The GMDB is provided in the event the customer's account value at death is below the guaranteed value. Guaranteed living benefits offered include guaranteed minimum income benefits, guaranteed minimum withdrawal benefits, and guaranteed minimum accumulation benefits. Although the Company reinsures or hedges a significant portion of the death and living benefit guarantees associated with its in force business, declines in the equity market may increase the Company's net exposure to the death and living benefits under these contracts.

     Reserves for GICs are calculated using the principal amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index plus a spread or a fixed rate, established at the issue date of the contract.

     Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. In addition, the Company holds reserves as required for SOP 03-1 for certain products with anticipated losses in later policy durations. Reserves for traditional life insurance contracts represent the present value of future benefits to be

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     paid to or on behalf of contractowners and related expenses less the present value of future net premiums.

     Sales Inducements

     Sales inducements represent benefits paid to contractowners that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. As of January 1, 2004, such amounts are reported separately on the balance sheet in accordance with SOP 03-1. Prior to 2004, sales inducements were recorded as a component of DAC on the Balance Sheet. Beginning in 2004, sales inducements are amortized as a component of interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

     Revenue Recognition

     For universal life and most annuity contracts, charges assessed against contractowners' funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed against contractowners. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and benefits in the Statements of Operations.

     Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

     For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations and are recorded directly to policy liabilities and accruals on the Balance Sheet.

     Separate Accounts

     Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Separate Account assets supporting variable options under annuity and universal life contracts are invested, as designated by the contractowner or participant (who bears the investment risk, subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds which are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

     Separate Account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Statement of Operations. The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for presentation in the separate caption in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2004 and 2003, unrealized gains of $100.5 and $112.8, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

     Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in certain aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

     Participating Insurance

     Participating business approximates 10% of the Company's ordinary life insurance in force and 26% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $16.2, $17.2, and $23.7, were incurred during the years ended December 31, 2004, 2003 and 2002, respectively.

     Income Taxes

     The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

2.   Investments

     Fixed maturities and equity securities available-for-sale as of December 31, 2004 were as follows:


                                                                            Gross           Gross
                                                         Amortized       Unrealized       Unrealized         Fair
                                                           Cost             Gains           Losses           Value
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities:
          U.S. government and government
            agencies and authorities                     $     464.0      $       1.8     $        1.1     $     464.7
          State, municipalities and political
            subdivisions                                        20.7                -              0.8            19.9

          U.S. corporate securities:
            Public utilities                                 1,796.9             78.4              8.9         1,866.4
            Other corporate securities                       6,292.4            243.5             22.7         6,513.2
                                                       --------------   --------------  ---------------  --------------
          Total U.S. corporate securities                    8,089.3            321.9             31.6         8,379.6
                                                       --------------   --------------  ---------------  --------------
          Foreign securities:
            Government                                         518.9             24.2              2.2           540.9
            Other                                            2,571.2             97.7             11.5         2,657.4
                                                       --------------   --------------  ---------------  --------------
          Total foreign securities                           3,090.1            121.9             13.7         3,198.3
                                                       --------------   --------------  ---------------  --------------
          Residential mortgage-backed securities             3,440.3             43.9             22.4         3,461.8
          Commercial mortgaged-backed securities             1,107.8             34.9              3.0         1,139.7
          Other asset-backed securities                      1,934.2             14.3             14.7         1,933.8
                                                       --------------   --------------  ---------------  --------------
          Total fixed maturities, including fixed
            maturities pledged                              18,146.4            538.7             87.3        18,597.8
          Less: fixed maturities pledged                     1,100.5              9.8              1.7         1,108.6
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities                                      17,045.9            528.9             85.6        17,489.2
      Equity securities                                         34.8              0.5                -            35.3
                                                       --------------   --------------  ---------------  --------------
      Total investments available-for-sale               $  17,080.7      $     529.4     $     $ 85.6     $  17,524.5
                                                       ==============   ==============  ===============  ==============


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Fixed maturities and equity securities available-for-sale as of December 31, 2003 were as follows:


                                                                            Gross           Gross
                                                         Amortized       Unrealized       Unrealized         Fair
                                                           Cost             Gains           Losses           Value
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities:
          U.S. government and government
            agencies and authorities                     $     195.5      $       2.0     $        0.1     $     197.4
          State, municipalities and political
            subdivisions                                        31.7                -              2.5            29.2

          U.S. corporate securities:
            Public utilities                                 1,341.2             84.3              8.0         1,417.5
            Other corporate securities                       6,246.4            300.9             33.7         6,513.6
                                                       --------------   --------------  ---------------  --------------
          Total U.S. corporate securities                    7,587.6            385.2             41.7         7,931.1
                                                       --------------   --------------  ---------------  --------------
          Foreign securities:
            Government                                         487.1             21.7              3.9           504.9
            Other                                            1,984.4             96.0             24.1         2,056.3
                                                       --------------   --------------  ---------------  --------------
          Total foreign securities                           2,471.5            117.7             28.0         2,561.2
                                                       --------------   --------------  ---------------  --------------
          Residential mortgage-backed securities             3,247.0             66.7             21.8         3,291.9
          Commercial mortgage-backed securities                774.2             45.8              2.1           817.9
          Other asset-backed securities                      1,273.0             17.2             21.1         1,269.1

          Total fixed maturities, including fixed
            maturities pledged                              15,580.5            634.6            117.3        16,097.8
          Less: fixed maturities pledged                       555.5              6.4              2.8           559.1
                                                       --------------   --------------  ---------------  --------------
      Fixed maturities                                      15,025.0            628.2            114.5        15,538.7
      Equity securities                                        115.2              5.0                -           120.2
                                                       --------------   --------------  ---------------  --------------
      Total investments available-for-sale               $  15,140.2      $     633.2     $      114.5     $  15,658.9
                                                       ==============   ==============  ===============  ==============



     At December 31, 2004 and 2003, net unrealized appreciation is $451.9 and $522.3, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The aggregate unrealized losses and related fair values of total fixed maturities, including fixed maturities pledged to creditors, and equity securities with unrealized losses as of December 31, 2004, are shown below by duration:


                                                Unrealized             Fair
                                                   Loss                Value
                                           -----------------   -----------------
     Duration category:
       Less than six months below cost       $      27.2         $   3,199.9
       More than six months and less
         than twelve months below cost              29.9             1,710.7
       More than twelve months below cost           30.2               709.1
                                           -----------------   -----------------
                                             $      87.3        $    5,619.7
                                           =================   =================


     Of the unrealized losses less than 6 months in duration of $27.2, there were $12.3 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $14.9 as of December 31, 2004, relates to securities under the guidance prescribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows for which the carrying amount was $1,560.4.

     Of the unrealized losses more than 6 months and less than 12 months in duration of $29.9, there were $16.9 in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $13.0 as of December 31, 2004, relates to securities under the guidance prescribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows for which the carrying amount was $768.8.

     Of the unrealized losses more than 12 months in duration of $30.2, there were $18.0, in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. The remaining unrealized losses of $12.2 as of December 31, 2004, relates to securities under the guidance prescribed by EITF Issue No. 99-20. This category includes U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows for which the carrying amount was $222.8.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The amortized cost and fair value of fixed maturities as of December 31, 2004 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.


                                                Amortized            Fair
                                                  Cost               Value
                                            -----------------  -----------------
     Due to mature:
       One year or less                       $      336.8       $      341.5
       After one year through five years           4,066.3            4,151.2
       After five years through ten years          4,209.5            4,403.0
       After ten years                             3,051.6            3,166.9
       Mortgage-backed securities                  4,548.0            4,601.4
       Other asset-backed securities               1,934.2            1,933.8
     Less: fixed maturities pledged                1,100.5            1,108.6
                                            -----------------  -----------------
     Fixed maturities, excluding fixed
       maturities pledged                     $   17,045.9       $   17,489.2
                                            =================  =================


     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2004.

     At December 31, 2004 and 2003, fixed maturities with fair values of $11.9 and $20.1, respectively, were on deposit as required by regulatory authorities.

     The  Company  is a member  of the  Federal  Home  Loan  Bank of Des  Moines
     ("FHLB") and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2004 and 2003, respectively, the Company had $376.3 and $125.3 in non-putable funding agreements issued to the FHLB. At December 31, 2004 and 2003, respectively, assets with a carrying value of approximately $422.0 and $148.2 collateralized the funding agreements to the FHLB. Collateralized assets are included in fixed maturities in the Balance Sheets.

     The Company enters into dollar repurchase agreements ("dollar rolls") and repurchase agreements to increase its return on investments and improve liquidity. At December 31, 2004 and 2003, the carrying value of the securities pledged in dollar rolls and repurchase agreements was $715.9 and $536.8, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreements is included in pledged securities on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $713.4 and $534.2 at December 31, 2004 and 2003, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in borrowed money on the Balance Sheets.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

     The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2004. The Company believes the counterparties to the dollar rolls, repurchase agreements, reverse repurchase agreements, and securities lending are financially responsible and that the counterparty risk is immaterial.

     Impairments

     The  following   table   identifies   the  Company's   other-than-temporary
     impairments by type as of December 31:


                                                 2004                         2003                        2002
                                       ---------------------------- ---------------------------- ---------------------------
                                                         No. of                       No. of                      No. of
                                         Impairment    Securities    Impairment     Securities    Impairment    Securities
                                      --------------- ------------ --------------- ------------ -------------- ------------
     U.S. Corporate                     $     -            -         $  23.7           16         $    0.1            1
     Residential mortgage-backed            9.1           88            81.3          173             81.3          125
     Foreign                                8.5            4            11.5            2              8.5            3
     Asset-backed                          11.5            6             5.8            7             31.1           14
     Equity                                   -            -               -            -                -            1
     Limited partnerships                   2.2            1               -            -                -            -
                                      --------------- ------------ --------------- ------------ -------------- ------------
     Total                              $  31.3           99         $ 122.3          198         $  121.0          144
                                      =============== ============ =============== ============ ============== ============


     The remaining fair value of the impaired fixed maturities at December 31, 2004 and 2003 is $168.7 and $192.0, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Net Investment Income

     Sources of net investment income were as follows:


                                                                            Year ended December 31,
                                                                  2004               2003               2002
                                                            -----------------  -----------------  ------------------
     Fixed maturities                                          $       960.5     $        957.6     $         946.1
     Equity securities                                                   0.3                0.2                   -
     Mortgage loans on real estate                                     221.8              208.5               202.2
     Real estate                                                         0.2                0.6                 0.3
     Policy loans                                                        9.8                8.8                 9.5
     Short-term investments and cash equivalents                         1.4                1.5                 3.7
     Other                                                             (98.4)            (138.6)             (127.9)
                                                            -----------------  -----------------  ------------------
     Gross investment income                                         1,095.6            1,038.6             1,033.9
     Less: investment expenses                                          71.7               64.0                44.6
                                                            -----------------  -----------------  ------------------
     Net investment income                                     $     1,023.9     $        974.6     $         989.3
                                                            =================  =================  ==================



     Net Realized Capital Gains and Losses

     Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to the impairment of investments. Net realized capital gains (losses) on investments were as follows:


                                                                             Year ended December 31,
                                                                   2004               2003                2002
                                                            -----------------  ------------------  -----------------
     Fixed maturities                                          $       44.0      $        108.7      $      (105.9)
     Equity securities                                                  6.4                 0.2                0.1
     Derivatives                                                        9.3                 1.7              (92.0)
     Real estate                                                          -                (3.4)               1.7
     Other                                                             (2.1)               (0.3)              (0.4)
                                                            -----------------  ------------------  -----------------
     Pretax net realized capital gains (losses)                $       57.6      $        106.9      $      (196.5)
                                                            =================  ==================  =================
     After-tax net realized capital gains (losses)                   $ 37.4      $         69.5      $      (127.7)
                                                            =================  ==================  =================


     Proceeds from the sale of fixed maturities and equity securities and the related gross gains and losses were as follows:


                                                                              Year ended December 31,
                                                                   2004                2003               2002
                                                            -----------------   -----------------  -----------------
     Proceeds on sales                                        $   9,916.3         $  13,664.8        $  15,027.8
     Gross gains                                                    145.5               297.6              253.3
     Gross losses                                                    59.3                60.4              224.2


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Changes in accumulated other comprehensive income related to changes in net unrealized capital gains and losses on securities, including securities pledged were as follows:


                                                                           Year ended December 31,
                                                                 2004                2003               2002
                                                           -----------------   -----------------  -----------------
     Fixed maturities                                        $   (65.9)          $   (90.4)         $   556.5
     Equity securities                                            (4.5)                8.6               (3.9)
     DAC/VOBA                                                    (48.1)              151.2             (353.1)
     Sales inducements                                            (6.7)                  -                  -
     Other                                                        11.3                13.4                2.8
                                                           -----------------   -----------------  -----------------
     Subtotal                                                   (113.9)               82.8              202.3
     Deferred income taxes                                        43.4               (27.9)               0.9
                                                           -----------------   -----------------  -----------------
     Net unrealized capital gains (losses)                   $   (70.5)             $ 54.9          $   203.2
                                                           =================   =================  =================



3.   Financial Instruments

     Estimated Fair Value

     The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

     Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument. FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

     Fixed maturity securities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

     Equity securities: Fair values of these securities are based upon quoted market price.

     Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

     Cash, cash equivalents, short-term investments under securities loan agreement and policy loans: The carrying amounts for these assets approximate the assets' fair values. Derivatives are carried at fair value on the Balance Sheets.

     Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

     Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily derivatives) approximate those assets' fair values. Derivatives are carried at fair value on the Balance Sheets.

     Notes to affiliates: Estimated fair value of the Company's notes to affiliates are based upon discounted future cash flows using a discount rate approximating the current market value.

     Investment contract liabilities (included in future policy benefits and claims reserves):

          With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

          Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company's Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2004 and 2003 were as follows:


                                                                    2004                            2003
                                                        ------------------------------  ------------------------------
                                                          Carrying          Fair          Carrying          Fair
                                                            Value           Value           Value           Value
                                                        --------------  --------------  --------------  --------------
     Assets:
         Fixed maturity, including securities
           pledged                                        $ 18,597.8      $ 18,597.8      $ 16,097.8      $ 16,097.8
         Equity securities                                      35.3            35.3           120.2           120.2
         Mortgage loans on real estate                       3,851.8         3,969.4         3,388.7         3,581.4
         Policy loans                                          169.0           169.0           177.1           177.1
         Cash, cash equivalents,
           and short-term investments
           under securities loan agreement                     611.8           611.8            88.0            88.0
         Other investments                                     228.8           229.0            60.8            61.1
         Assets held in separate accounts                   24,746.7        24,746.7        18,220.1        18,220.1
     Liabilities:
         Notes to affiliates                                   435.0           508.5            85.0           145.2
         Investment contract liabilities:
           Deferred annuities                               17,525.9        16,344.6        16,072.4        15,069.0
           Supplementary contracts and
             immediate annuities                               864.9           864.9           840.1           840.1
           Liabilities related to separate accounts         24,746.7        24,746.7        18,220.1        18,220.1


     Fair  value  estimates  are made at a  specific  point  in  time,  based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

     Derivative Financial Instruments

     Interest Rate Caps

     Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount of the Company's open interest rate caps as of December 31, 2004 was $236.2. Carrying value and estimated fair value of the open interest rate caps was minimal as of December 31, 2004. The notional amount of the Company's open interest rate caps as of December 31,

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     2003 was $1,036.2. Carrying value and estimated fair value of the open interest rate caps were minimal as of December 31, 2003.

     Interest Rate Swaps

     Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio as well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2004 were $2,832.8, $34.0 and $34.0, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $1,266.5, $(91.2) and $(91.2), respectively.

     Futures

     Futures contracts are used to hedge against a decrease in certain indexes. Such decrease results in increased reserve liabilities, and the futures offset this increased expense. The underlying reserve liabilities are carried at market value with the change in value recorded in the Statements of Operations, which is offset by the daily cash movement of the futures. The notional amount, carrying value and estimated fair value of the Company's open futures contracts as of December 31, 2004, were $1,177.9, $(0.2) and $(0.2), respectively. The notional amount, carrying value and estimated fair value of the Company's open futures contracts as of December 31, 2003, were $491.3, $0.8 and $0.8, respectively.

     Foreign Exchange Swaps

     Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value, and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2004 were $146.7, $(34.5) and $(34.5), respectively. The notional amount, carrying value, and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $128.2, $(19.4) and $(19.4), respectively.

     Options

     Standard & Poor's ("S&P") Options are used to hedge against an increase in the S&P Index. Such increase results in increased reserve liabilities, and the options offset this increased expense. The options are accounted for in

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     a consistent manner with the underlying reserve liabilities, both of which are carried at fair value with the change in value recorded in the Statements of Operations. If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities. The notional amount, carrying value and estimated fair value of the Company's open options as of December 31, 2004 were $2,335.4, $166.0, and $166.0, respectively. The notional amount, carrying value and estimated fair value of the Company's open options as of December 31, 2003 were $1,287.8, $100.9, and $100.9, respectively.

     Embedded Derivatives

     The Company also has investments in certain fixed maturity instruments and retail annuity products that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. The estimated fair value of the embedded derivatives within securities as of December 31, 2004 and 2003 was $(4.6) and $(1.1), respectively. The estimated fair value of the embedded derivatives within retail annuity products as of December 31, 2004 and 2003, was $479.9 and $238.9, respectively.


4.   Deferred Policy Acquisition Costs and Value of Business Acquired

     Activity for the years ended December 31, 2004, 2003 and 2002, within VOBA was as follows:


     Balance at December 31, 2001                                $     202.5
         Adjustment for unrealized gains/losses                        (34.2)
         Interest accrued at 4% - 5%                                    10.1
         Amortization                                                  (43.9)
                                                               -----------------
     Balance at December 31, 2002                                      134.5
         Adjustment for unrealized gains/losses                          7.0
         Interest accrued at 4% - 5%                                     6.6
         Amortization                                                  (36.6)
                                                               -----------------
     Balance at December 31, 2003                                      111.5
         Adjustment for unrealized gains/losses                         (0.5)
         Interest accrued at 4% - 5%                                     6.8
         Amortization                                                   (5.6)
                                                               -----------------
     Balance at December 31, 2004                                $     112.2
                                                               =================


     The estimated amount of VOBA to be amortized, net of interest, over the next five years is $15.5, $13.6, $11.0, $10.1, and $12.3, for the years
     2005, 2006, 2007, 2008 and 2009, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Analysis of DAC/VOBA - Annuity

     The variance in amortization expense in 2004 versus 2003 was impacted by SOP 03-1. In prior years, amortization of inducements was included in amortization of DAC and VOBA. Beginning in 2004, sales inducement amortization is included as a component of benefit expense in accordance with SOP 03-1. Therefore, the decrease in amortization of DAC and VOBA is partially related to 2004 sales inducement amortization being included in interest credited instead of amortization of DAC and VOBA. Also contributing to the decrease is the improved market performance during 2003, which lowered the amortization rate for 2004. Amortization expense in 2003 was higher than 2002 due in part to the poor equity market performance in 2002, which increased the amortization rate in 2003, as well as to the amortization of acquisition costs related to increased sales of fixed annuities during 2002. 2003 was the first full year of amortization for this block of acquisition costs. Also impacting amortization of DAC and VOBA are unlocking adjustments discussed below.

     The actual separate account market return exhibited by the variable deposits invested in mutual funds associated with the Company's liabilities in 2004 exceeded the long-term assumption, thereby producing deceleration of DAC/VOBA amortization of $6.6, before tax. As a part of the regular analysis of DAC/VOBA, at the end of the first quarter of 2004, the Company modified its assumptions regarding the future rate of spread income on some of its fixed annuity liabilities. The assumption modification was in the direction of lower spread income, and produced an acceleration of DAC/VOBA amortization of $5.0, before tax. Similar regular analysis of DAC\VOBA at the end of the third quarter of 2004 included unlocking of the Company's assumptions regarding contractowner withdrawal behavior. Based on experience studies, assumed rates of full surrender for both fixed and variable annuities and rates of partial withdrawal of account balance for variable annuities were all modified downward, producing a deceleration of DAC/VOBA amortization of $4.2, before tax. The combined effect of the three factors of actual variable return for 2004 exceeding long-term assumptions, modification of future spread income expectations, and modification of expectations regarding future withdrawal behavior was a deceleration of DAC/VOBA amortization totaling $5.8, before tax, or $3.8, net of $2.0 of federal income tax expense.

     The Company reset long-term return assumptions for the separate account to 8.5% from 9.0% (gross before fund management fees and mortality, expense, and other policy charges) as of December 31, 2003, reflecting a blended return of equity and other sub-accounts. The largest component of the 2003 unlocking adjustment comprised a deceleration of DAC/VOBA amortization totaling $41.3, before tax. This component was primarily driven by improved market performance. The Company also unlocked assumptions regarding future lapse rates for fixed annuities during the analysis at the end of 2003, resulting in an acceleration of DAC/VOBA amortization of $6.0, before tax. In each of the regular analyses of DAC/VOBA at the end of the third and fourth quarters of 2003, expectations regarding yields on assets backing

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     fixed annuity liabilities were revised downward, resulting in respective accelerations of DAC/VOBA amortization measuring $2.1, before tax and $6.0, before tax. The combined effect of all unlocking in 2003 was a deceleration of DAC/VOBA amortization totaling $27.2, before tax, or $17.7, net of $9.5 of federal income tax expense.

     As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account return to 9.0% (gross before fund management fees and mortality, expense, and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The largest component of the 2002 unlocking adjustment comprised an acceleration of DAC/VOBA amortization totaling $91.5, before tax. This component was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. The Company also unlocked assumptions regarding future lapse and partial withdrawal rates for fixed annuities during the analysis at the end of the third quarter of 2002, resulting in an acceleration of DAC/VOBA amortization measuring $2.0, before tax. During the regular analysis at the end of the fourth quarter of 2002, expectations regarding the assets backing the fixed annuity liabilities were revised to reflect higher anticipated default rates. This fourth quarter adjustment resulted in an acceleration of DAC/VOBA amortization of $8.0, before tax. The combined effect of all unlocking adjustments in 2002 was an acceleration of DAC/VOBA amortization totaling $101.5 before tax, or $66.0, net of $35.5 of federal income tax benefit.

     Analysis DAC/VOBA - Life

     As part of the regular analysis of DAC/VOBA for the life insurance block, at the end of each of the years ended December 31, 2004, 2003, and 2002, the Company unlocked due to assumption changes related primarily to mortality, lapse, expense, and interest amounts. The impact of unlocking on the amortization of DAC/VOBA was a decrease of $1.2 in 2004, an increase of $6.0 in 2003, and an increase of $5.2 in 2002.


5.   Dividend Restrictions and Shareholder's Equity

     The Company's ability to pay dividends to its parent is subject to the prior approval of the Iowa Division of Insurance for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of the Company's statutory surplus at the prior year end or (2) the Company's prior year statutory net gain from operations. The Company did not pay any dividends on its common stock during 2004 or 2002. During 2003, the Company paid $12.4 in dividends on its common stock to its Parent.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The Insurance Division of the State of Iowa (the "Division"), effective January 1, 2004, recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $96.1, $(85.1), and $(328.0), for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $1,668.3 and $1,081.1 as of December 31, 2004 and 2003, respectively.

     As of December 31, 2004, the Company did not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affected statutory capital and surplus.


6.   Additional Insurance Benefits and Minimum Guarantees

     Under SOP 03-1, the Company calculates additional liabilities ("SOP reserves") for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP reserve recognized for such products is in addition to the liability previously held (the "Account Value") and recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

     ING USA calculates a benefit ratio for each block of business subject to the SOP, and calculates an SOP reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP reserve is accumulated at interest rates using the contract-credited rate for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The SOP reserve for annuities with GMDBs is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the GMDB SOP reserve at December 31, 2004:


         Area                            Assumptions/Basis for Assumptions
     -------------------------           ---------------------------------------
         Data used                       Based on 101 investment performance
                                           scenarios stratified based on 10,000
                                           random generated scenarios
         Mean investment performance     8.5%
         Volatility                      18.0%
         Mortality                       60.0%, 60.0%, 75.0%, 75.0% of the
                                         90-95 ultimate mortality table for
                                           standard, rachet, rollup and
                                           combination rollup and rachet,
                                           respectively
         Lapse rates                     Vary by contract type and duration;
                                           range between 1.0% and 40.0%
         Discount rates                  6.5%, based on the portfolio earned
                                           rate of the general account


     The SOP reserve for annuities with GMABs and GMWBs are considered to be derivatives under FAS No. 133 and are recognized at fair value through earnings.

     The SOP reserve for the guaranteed minimum income benefits ("GMIB") is determined each period by estimating the expected value of the annutization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if the actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the additional GMIB liability at December 31, 2004, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The separate account liabilities subject to SOP 03-1 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2004, and the paid and incurred amounts by type for the year ended December 31, 2004 were as follows:


                                                              Guaranteed          Guaranteed          Guaranteed
                                                                Minimum            Minimum              Minimum
                                                                 Death          Accumulation/           Income
                                                                Benefit       Withdrawal Benefit        Benefit
                                                                (GMDB)           (GMAB/GMWB)            (GMIB)
                                                             --------------  ---------------------   --------------
     Separate account liability
         balance                                               $ 25,843.4            $ 1,826.7         $  9,079.6
                                                             ==============  =====================   ==============
     Additional liability balance:
         Balance at January 1, 2004                            $     56.5            $    14.5         $     13.6
         Incurred guaranteed benefits                                39.0                 (4.9)              17.1
         Paid guaranteed benefits                                   (28.6)                   -                  -
                                                             --------------  ---------------------   --------------
     Balance at December 31, 2004                              $     66.9            $     9.6         $     30.7
                                                             ==============  =====================   ==============



     The net amount at risk (net of reinsurance) and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2004:


                                                             Guaranteed          Guaranteed          Guaranteed
                                                              Minimum             Minimum             Minimum
                                                               Death           Accumulation/           Income
                                                              Benefit        Withdrawal Benefit       Benefit
                                                               (GMDB)           (GMAB/GMWB)            (GMIB)
                                                           ---------------  ---------------------  ---------------
     Net Amount at Risk (net of reinsurance)                  $ 1,365.7         $     65.4           $  204.3
     Weighted Average Attained Age                                   63                 61                 61



     The aggregate fair value of equity securities (including mutual funds), supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2004 was $24,746.7.


7.   Sales Inducements

     Sales inducements represent benefits paid to contractowners that are incremental to the amounts the Company credits on similar contracts and are higher than the contract's expected ongoing crediting rates for periods after the inducement. Such amounts are reported separately on the balance sheet as of January 1, 2004. Prior to 2004, these amounts were included in DAC. Sales inducements are amortized as a component of benefit expense using methodologies and assumptions consistent with those used for amortization of DAC. During the year ended December 31, 2004, the Company

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     capitalized  and  amortized  $100.9  and  $65.5,  respectively,   of  sales
     inducements. The unamortized balance of capitalized sales inducements, net of unrealized gains and losses, is $514.6 as of December 31, 2004.


8.   Income Taxes

     Effective January 1, 2004, the Company files a stand-alone federal income tax return. Prior to that date, the Company and each of the Merger Companies, filed federal income tax returns with their respective filing groups.

     Income tax expense (benefit) from continuing operations included in the financial statements are as follows:


                                                                            Year ended December 31,
                                                                  2004               2003               2002
                                                            -----------------  -----------------  ------------------
     Current tax expense (benefit):
         Federal                                              $     4.7          $     1.2          $    (19.9)
                                                            -----------------  -----------------  ------------------
             Total current tax expense (benefit)                    4.7                1.2               (19.9)
                                                            -----------------  -----------------  ------------------
     Deferred tax expense (benefit):
         Operations and capital loss carryforwards                 31.5               53.3                (3.9)
         Other federal deferred tax                                44.5              (55.3)              (36.4)
                                                            -----------------  -----------------  ------------------
             Total deferred tax expense (benefit)                  76.0               (2.0)              (40.3)
                                                            -----------------  -----------------  ------------------
     Total income tax expense (benefit)                       $    80.7          $    (0.8)         $    (60.2)
                                                            =================  =================  ==================


     Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


                                                                            Year ended December 31,
                                                                  2004               2003               2002
                                                            -----------------  -----------------  ------------------
     Income before income taxes and cumulative
         effect of change in accounting principle             $     173.6         $     56.5        $     (176.3)
     Tax rate                                                         35%                35%                 35%
                                                            -----------------  -----------------  ------------------
     Income tax at federal statutory rate                           60.8               19.8               (61.7)
     Tax effect of:
         Meals and entertainment                                     0.5                0.4                 0.6
         Dividend received deduction                                 1.3              (11.5)                0.8
         Product reserves                                            3.0                  -                   -
         Investments                                                15.0                  -                   -
         Refinement of deferred tax balances                           -               (9.5)                  -
         Other                                                       0.1                  -                 0.1
                                                            -----------------  -----------------  ------------------
     Income tax expense (benefit)                              $     80.7          $    (0.8)       $      (60.2)
                                                            =================  =================  ==================


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31, 2004 and 2003 are presented below:

                                                                                      2004               2003
                                                                               -----------------  -----------------
     Deferred tax assets:
         Operations and capital loss carryforwards                               $     133.5        $     168.5
         Future policy benefits                                                        619.9              517.4
         Goodwill                                                                        9.3                9.8
         Investments                                                                    42.4               20.5
         Employee compensation and benefits                                             19.9               16.8
         Other                                                                          19.5               33.4
                                                                               -----------------  -----------------
                Total gross assets                                                     844.5              766.4

     Deferred tax liabilities:
         Unrealized gains on investments                                              (157.1)            (170.1)
         Deferred policy acquisition cost                                             (663.1)            (529.1)
         Value of purchased insurance in force                                         (33.4)             (38.3)
         Other                                                                          (3.5)              (9.5)
                                                                               -----------------  -----------------
                Total gross liabilities                                               (857.1)            (747.0)
                                                                               -----------------  -----------------
     Net deferred income tax asset (liability)                                   $     (12.6)       $      19.4
                                                                               =================  =================


     Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance has been established at this time as management believes the above conditions presently do not exist.

     At December 31, 2004, the Company has operating loss carryforwards of approximately $381.5, for federal income tax purposes, which are available to offset future taxable income. If not used, these carryforwards will expire between 2015 and 2019.

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

     Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders' Surplus Account. Equitable Life had a Policyholders' Surplus Account prior to the merger, which carried over to the Company. This deferred income only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders' Surplus Account accumulated balance of $14.4.

     The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Currently, the Internal Revenue Service is conducting examinations for the years 2000 and 2001 and various state tax audits are in process.


9.   Benefit Plans

     Defined Benefit Plan

     ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

     The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $11.4, $9.3, and $4.8, for the years ended 2004, 2003 and 2002, respectively.

     Defined Contribution Plans

     ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $3.5, $2.8, and $3.0, for the years ended December 31, 2004, 2003 and 2002, respectively.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Other Benefit Plans

     In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan, and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan include contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2004, 2003, and 2002 were not significant.


10.  Related Party Transactions

     Operating Agreements

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

     |X| Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker-dealers to distribute the Company's variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2004, 2003 and 2002, expenses were incurred in the amounts of $371.4, $269.3, and $287.1, respectively.
     |X| Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2004, 2003 and 2002, expenses were incurred in the amounts of $69.8, $62.4, and $43.4, respectively.
     |X| Service agreement with DSI, in which the Company provides managerial and supervisory services to DSI and earns a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2004, 2003, and 2002, revenue for these services was $36.4, $27.8, and $25.8 respectively.
     |X| Expense sharing agreements with ING North America Insurance Corporation ("NAC") for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2004, 2003 and 2002, expenses were incurred in the amounts of $65.0, $67.5, and $70.6, respectively.
     |X| Services agreement between the Company and its affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2004, 2003, and 2002, net expenses related to the

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

          agreement were incurred in the amount of $5.1, $16.2, and $17.1, respectively.
     |X| ING Advisors Network, a group of broker-dealers affiliated with the Company, distributes the Company's annuity products. For the years ended December 31, 2004, 2003, and 2002, ING Advisors Network sold new contracts of $1,121.8, $765.8, and $949.1, respectively.

     Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods.

     Reinsurance Agreements

     ING USA entered into a reinsurance agreement with Security Life of Denver International, Limited. ("SLDI"), an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. In March 2003, the Company amended its reinsurance agreement with SLDI. Under this amendment, the Company terminated the reinsurance agreement for all in force and new business and recaptured all in force business reinsured under the reinsurance agreement between the Company and SLDI retroactive to January 1, 2003 and the Company reduced its reinsurance recoverable related to these liabilities by $150.1. On March 28, 2003, SLDI transferred assets to the Company in the amount of $185.6. The difference in amounts transferred on March 28, 2003 and the reduction of the reinsurance recoverables as of January 1, 2003, reflects adjustments on the investment of the reinsurance recoverable as of January 1, 2003. It also reflects adjustments on the investment income on the assets and letter of credit costs between January 1, 2003 and the date of the asset transfer. It also encompasses the net effect of a recapture fee paid in the amount of $5.0 offset by the receipt of a $24.1 negative ceding commission. The net impact of which was deferred in policy acquisition costs and is being amortized over the period of estimated future profits.

     The Company is a party to a Facultative Reinsurance Agreement with its affiliate, Security Life of Denver Insurance Company ("Security Life") dated August 20, 1999. Under the terms of the Agreement, the Company facultatively cedes certain GICs and funding agreements to Security Life on a 100% coinsurance basis. As of December 31, 2004, the value of GIC and funding agreement reserves ceded by the Company under this agreement was $1,262.7.

     Reciprocal Loan Agreement

     On January 1, 2004, the Company entered into a new reciprocal loan agreement with ING America Insurance Holding Company, Inc. ("ING AIH"), a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. In accordance with this

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     agreement, the maximum outstanding amount to be borrowed or lent shall not exceed 3% of ING USA's total admitted assets as of the preceding December
     31. This agreement supersedes previous reciprocal loan agreements between each of the Merged Companies and ING AIH, which contained various terms and maximum borrowing/lending limits.

     Under the previous and current reciprocal loan agreements, interest on any ING USA borrowings was charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under these agreements, ING USA incurred interest expense of $0.2, $0.3, and $0.3, for the years ended December 31, 2004, 2003, and 2002, respectively. ING USA earned interest of $2.5, $1.0, and $1.3, for the years ended December 31, 2004, 2003 and 2002, respectively. At December 31, 2004 and 2003, ING USA had $184.2 and $120.4 receivable from ING AIH under these agreements included in due from affiliates.

     Notes to Affiliates

     The Company's promissory note in the amount of $50.0 payable to Lion was repaid on May 17, 2004. The note was issued on April 15, 1997. Interest was charged at an annual rate of 8.75% and the face amount was due on demand. The Company incurred interest expense of $1.7, $4.4, and $4.4, for the years ended December 31, 2004, 2003, and 2002, respectively.

     ING USA issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, Security Life of Denver Insurance Company (successor-in-interest to First Columbine Life Insurance Company), which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8, $2.8, and $2.8, for the years ended December 31, 2004, 2003, and 2002, respectively.

     On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the "Notes"), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company ("ILIAC"), ReliaStar Life and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principle and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $0.2 for the year ended December 31, 2004.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Tax Sharing Agreements

     The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

     Capital Transactions

     During the years ended December 31, 2004, 2003, and 2002, ING USA received capital contributions of $230.0, $88.7, and $456.3, respectively.


11.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which is due on demand, the Company can borrow up to $125 from the Bank. Interest on any borrowing accrues at an annual rate equal to a rate quoted by the Bank to the Company for the borrowing. Under the agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002, respectively. At December 31, 2004 and 2003, the Company did not have any balances payable to the Bank.

     The Company also maintains a perpetual revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $100 from BONY. Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2004, 2003, and 2002. At December 31, 2004 and 2003, the Company did not have any balances payable to BONY.


12.  Reinsurance

     At December 31, 2004, ING USA had reinsurance treaties with 17 unaffiliated reinsurers and 1 affiliated reinsurer covering a portion of the mortality risks and guaranteed death and living benefits under its variable contracts. ING USA remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Reinsurance ceded in force for life mortality risks were $906.0 and $1,209.4 at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, net receivables were comprised of the following:


                                                  2004               2003
                                            -----------------  -----------------
     Claims recoverable from reinsurers      $    13.4           $   17.1
     Payable for reinsurance premiums             (3.2)              (6.6)
     Reinsured amounts due to an
         unaffiliated reinsurer                   (3.2)              (3.1)
     Reserve credits                              17.6               21.1
     Reinsurance ceded                         1,359.9              619.4
     Other                                         3.6                4.0
                                           ------------------  -----------------
     Total                                   $ 1,388.1           $  651.9
                                           ==================  =================


     Included in the accompanying financial statements are net policy benefit recoveries of $48.4, $48.4, and $60.0, for the years ended December 31, 2004, 2003, and 2002, respectively.

     Interest credited and other benefits to contractowners included the following premiums ceded and reinsurance recoveries:


                                                         Year ended December 31,
                                                2004               2003               2002
                                        -----------------  -----------------  ------------------
     Premiums ceded under reinsurance         $ 12.5             $ 16.4              $ 59.6
     Reinsurance recoveries                      0.8                2.2                 2.7



13.  Commitments and Contingent Liabilities

     Leases

     The Company leases its office space and certain other equipment under operating leases that expire through 2017.

     For the years ended December 31, 2004, 2003, and 2002, rent expense for leases was $7.6, $7.4, and $6.6, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2005 through 2009 are estimated to be $7.8, $7.8, $7.6, $7.5, and $7.5, respectively, and $39.4, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2004 and 2003, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $175.3 and $154.0, respectively.

     Litigation

     The Company is a party to threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

     Other Regulatory Matters

     Regulatory Matters

     As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

     Fund Regulatory Issues

     Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

     In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

     The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

     An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

     Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

     ING has  agreed to  indemnify  and hold  harmless  the ING  Funds  from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission ("SEC"). Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations , including the Company.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Other Regulatory Matters

     The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

     These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

     In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to our business practices are appropriate.


14.  Other Comprehensive Income

     The components of other comprehensive income for the years ended December 31, 2004 and 2003 were as follows:

                                                          2004                2003
                                                    ------------------  -----------------
     Net unrealized capital gains (losses):
         Fixed maturities                            $   451.4          $   517.3
         Equity securities                                 0.5                5.0
         DAC/VOBA                                       (258.6)            (210.5)
         Sales inducements                                (6.7)                 -
         Other                                            (2.6)             (13.9)
                                                    ------------------  -----------------
     Subtotal                                            184.0              297.9
     Less: Deferred income taxes                         (66.4)            (109.8)
                                                    ------------------  -----------------
     Net unrealized capital gains (losses)               117.6              188.1
     Minimum pension liability                            (4.9)                 -
                                                    ------------------  -----------------
     Net accumulated other comprehensive income      $   112.7          $   188.1
                                                    ==================  =================


ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)
--------------------------------------------------------------------------------

     Changes in accumulated other comprehensive income related to changes in net unrealized gains (losses) on securities, including securities pledged, were as follows:


                                                                           Year ended December 31,
                                                                 2004                2003               2002
                                                           ------------------  -----------------  -----------------
     Unrealized holding gains (losses) arising
         during the year (1)                                  $     (26.8)        $    125.9         $    152.6
     Less: reclassification adjustment for gains
         (losses) and other items included in
         net income (2)                                              43.7               71.0              (50.6)
                                                           ------------------  -----------------  -----------------
     Net unrealized gains (losses) on securities                  $ (70.5)            $ 54.9            $ 203.2
                                                           ==================  =================  =================


(1) Pretax unrealized holding gains (losses) were $(41.2), $193.7 and $234.8, for the years ended December 31, 2004, 2003 and 2002, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $67.2, $109.2 and $(77.8), for the years ended December 31, 2004, 2003 and 2002, respectively.

FINANCIAL STATEMENTS
Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A) Year ended December 31, 2004 with Report of Independent Registered Public Accounting Firm

                       This page intentionally left blank.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                              Financial Statements
                          Year ended December 31, 2004


                                    Contents

Report of Independent Registered Public Accounting Firm                       1

Audited Financial Statements

Statements of Assets and Liabilities                                          3
Statements of Operations                                                     10
Statements of Changes in Net Assets                                          18
Notes to Financial Statements                                                27

                       This page intentionally left blank.

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa)

We have audited the accompanying statements of assets and liabilities of Separate Account EQ of ING USA Annuity and Life Insurance Company (formerly Equitable Life Insurance Company of Iowa Separate Account A) (the "Account") as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

ING Investors Trust:
   ING AIM Mid-Cap Growth Portfolio
   ING Alliance Mid-Cap Growth Portfolio
   ING Capital Guardian Large Cap Value Portfolio
   ING Capital Guardian Managed Global Portfolio
   ING Capital Guardian Small Cap Value Portfolio
   ING Developing World Portfolio
   ING Eagle Asset Capital Appreciation Portfolio - Service Class
   ING Hard Assets Portfolio
   ING International Portfolio
   ING Jennison Equity Opportunities Portfolio
   ING Limited Maturity Bond Portfolio
   ING Liquid Assets Portfolio
   ING Marsico Growth Portfolio
   ING MFS Mid-Cap Growth Portfolio
   ING MFS Total Return Portfolio
   ING Oppenheimer Main Street Portfolio - Service Class
   ING PIMCO Core Bond Portfolio
   ING PIMCO High Yield Portfolio - Class S
   ING Salomon Brothers All Cap Portfolio
   ING Salomon Brothers Investors Portfolio
   ING T. Rowe Price Capital Appreciation Portfolio
   ING T. Rowe Price Equity Income Portfolio
   ING Van Kampen Growth and Income Portfolio
   ING Van Kampen Real Estate Portfolio
ING Variable Insurance Trust:
   ING VP Worldwide Growth Portfolio
Greenwich Street Series Fund:
   Greenwich Appreciation Portfolio
PIMCO Variable Insurance Trust:
   PIMCO High Yield Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio
Prudential Series Fund, Inc:
   Prudential Jennison Portfolio
Smith Barney Allocation Series, Inc:
   Smith Barney Select Balanced Portfolio
   Smith Barney Select Growth Portfolio
   Smith Barney Select High Growth Portfolio
Travelers Series Fund, Inc:
   Smith Barney High Income Portfolio
   Smith Barney International All Cap Growth Portfolio
   Smith Barney Large Cap Value Portfolio
   Smith Barney Money Market Portfolio

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion of the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Separate Account EQ of ING USA Annuity and Life Insurance Company at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP
Atlanta, Georgia
March 15, 2005

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                      Statements of Assets and Liabilities
                                December 31, 2004
                  (Dollars in thousands, except for unit data)

                                                                           ING Capital       ING Capital       ING Capital
                                       ING AIM          ING Alliance        Guardian          Guardian          Guardian
                                       Mid-Cap             Mid-Cap          Large Cap          Managed          Small Cap
                                       Growth              Growth             Value            Global             Value
                                   --------------      --------------     --------------    --------------   --------------
Assets
Investments in mutual
   funds at fair value             $        5,568      $       57,150     $       11,645    $        4,643   $       26,680
                                   --------------      --------------     --------------    --------------   --------------
Total assets                                5,568              57,150             11,645             4,643           26,680
Liabilities
Due to (from) ING USA Annuity
   and Life Insurance Company                   4                  31                  5                 2               16
                                   --------------      --------------     --------------    --------------   --------------
Total liabilities                               4                  31                  5                 2               16
                                   --------------      --------------     --------------    --------------   --------------
Net assets                         $        5,564      $       57,119     $       11,640    $        4,641   $       26,664
                                   ==============      ==============     ==============    ==============   ==============

Accumulation units outstanding        372,936.626       2,915,812.958      1,064,426.075       228,714.829    1,384,527.644
                                   --------------      --------------     --------------    --------------   --------------

Value per accumulation unit        $        14.93      $        19.60     $        10.94    $        20.30   $        14.93
                                   --------------      --------------     --------------    --------------   --------------

Total number of mutual fund shares        399,422           3,208,868          1,009,083           372,028        2,262,922
                                   ==============      ==============     ==============    ==============   ==============

Cost of mutual fund shares         $        4,601      $       46,951     $        9,667    $        3,838   $       22,957
                                   ==============      ==============     ==============    ==============   ==============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                      Statements of Assets and Liabilities
                                December 31, 2004
                  (Dollars in thousands, except for unit data)

                                                     ING Eagle
                                        ING             Asset                                        ING Jennison
                                     Developing        Capital           ING              ING           Equity
                                       World        Appreciation     Hard Assets     International   Opportunities
                                    -------------   -------------   -------------   --------------    ------------
Assets
Investments in mutual
   funds at fair value              $       3,146   $       2,985   $       1,629   $       22,302    $      4,292
                                    -------------   -------------   -------------   --------------    ------------
Total assets                                3,146           2,985           1,629           22,302           4,292
Liabilities
Due to (from) ING USA Annuity and
   Life Insurance Company                       2               1               1               11               3
                                    -------------   -------------   -------------   --------------    ------------
Total liabilities                               2               1               1               11               3
                                    -------------   -------------   -------------   --------------    ------------
Net assets                          $       3,144   $       2,984   $       1,628   $       22,291    $      4,289
                                    =============   =============   =============   ==============    ============

Accumulation units outstanding        300,758.634     142,298.646      73,593.563    2,123,982.013     198,514.172
                                    -------------   -------------   -------------   --------------    ------------

Value per accumulation unit         $       10.46   $       20.98   $       22.13   $        10.50    $      21.62
                                    -------------   -------------   -------------   --------------    ------------

Total number of mutual fund shares        288,883         163,854         103,668        2,171,549         290,975
                                    =============   =============   =============   ==============    ============

Cost of mutual fund shares          $       2,291   $       2,429   $       1,501   $       22,553    $      3,570
                                    =============   =============   =============   ==============    ============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                      Statements of Assets and Liabilities
                                December 31, 2004
                  (Dollars in thousands, except for unit data)

                                          ING Limited                                              ING MFS
                                            Maturity            ING             ING Marsico        Mid-Cap           ING MFS
                                              Bond          Liquid Assets          Growth          Growth         Total Return
                                        ---------------- ------------------  ---------------  ----------------  ----------------
Assets
Investments in mutual
    funds at fair value                  $        20,961   $        15,585   $        57,369   $        93,250   $       158,839
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                      20,961            15,585            57,369            93,250           158,839
Liabilities
Due to (from) ING USA Annuity and
    Life Insurance Company                             8                 8                38                57                72
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Total liabilities                                      8                 8                38                57                72
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Net assets                               $        20,953   $        15,577   $        57,331   $        93,193   $       158,767
                                         ===============   ===============   ===============   ===============   ===============

Accumulation units outstanding             1,026,012.180       995,188.595     3,759,406.847     3,732,994.996     6,547,363.592
                                         ---------------   ---------------   ---------------   ---------------   ---------------

Value per accumulation unit              $         20.43   $         15.66   $         15.26   $         24.98   $         24.26
                                         ---------------   ---------------   ---------------   ---------------   ---------------

Total number of mutual fund shares             1,888,417        15,584,653         3,953,725         8,024,976         8,457,883
                                         ===============   ===============   ===============   ===============   ===============

Cost of mutual fund shares               $        21,538   $        15,585   $        59,560   $       129,819   $       135,986
                                         ===============   ===============   ===============   ===============   ===============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                      Statements of Assets and Liabilities
                                December 31, 2004
                  (Dollars in thousands, except for unit data)

                                          ING                                         ING Salomon     ING Salomon
                                      Oppenheimer     ING PIMCO        ING PIMCO        Brothers        Brothers
                                      Main Street     Core Bond       High Yield        All Cap        Investors
                                    --------------  --------------  --------------  --------------  --------------
Assets
Investments in mutual
    funds at fair value             $      132,221  $        8,805  $        6,074  $        5,603  $        3,326
                                    --------------  --------------  --------------  --------------  --------------
Total assets                               132,221           8,805           6,074           5,603           3,326
Liabilities
Due to (from) ING USA Annuity and
    Life Insurance Company                      76               4               2               3               1
                                    --------------  --------------  --------------  --------------  --------------
Total liabilities                               76               4               2               3               1
                                    --------------  --------------  --------------  --------------  --------------
Net assets                          $      132,145  $        8,801  $        6,072  $        5,600  $        3,325
                                    ==============  ==============  ==============  ==============  ==============

Accumulation units outstanding       6,387,482.698     648,873.065     561,346.709     450,071.281     293,845.911
                                    --------------  --------------  --------------  --------------  --------------

Value per accumulation unit         $        20.70  $        13.57  $        10.82  $        12.45  $        11.32
                                    --------------  --------------  --------------  --------------  --------------

Total number of mutual fund shares       7,941,195         806,338         578,454         438,107         289,750
                                    ==============  ==============  ==============  ==============  ==============

Cost of mutual fund shares          $      155,051  $        8,595  $        5,805  $        4,532  $        2,871
                                    ==============  ==============  ==============  ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                      Statements of Assets and Liabilities
                                December 31, 2004
                  (Dollars in thousands, except for unit data)

                                                                         ING
                                     ING T. Rowe         ING          Van Kampen         ING            ING VP
                                    Price Capital   T. Rowe Price     Growth and      Van Kampen       Worldwide
                                     Appreciation   Equity Income       Income        Real Estate       Growth
                                    --------------  --------------  --------------  --------------  --------------
Assets
Investments in mutual
    funds at fair value             $       43,190  $        9,882  $       45,668  $       12,481  $          651
                                    --------------  --------------  --------------  --------------  --------------
Total assets                                43,190           9,882          45,668          12,481             651
Liabilities
Due to (from) ING USA Annuity and
    Life Insurance Company                      19               4              24               5              --
                                    --------------  --------------  --------------  --------------  --------------
Total liabilities                               19               4              24               5              --
                                    --------------  --------------  --------------  --------------  --------------
Net assets                          $       43,171  $        9,878  $       45,644  $       12,476  $          651
                                    ==============  ==============  ==============  ==============  ==============

Accumulation units outstanding       1,088,180.920     345,538.086   1,769,408.298     241,125.379      91,034.172
                                    --------------  --------------  --------------  --------------  --------------

Value per accumulation unit         $        39.69  $        28.60  $        25.81  $        51.76  $         7.15
                                    --------------  --------------  --------------  --------------  --------------

Total number of mutual fund shares       1,762,853         719,242       1,837,764         452,034          86,097
                                    ==============  ==============  ==============  ==============  ==============

Cost of mutual fund shares          $       32,789  $        8,252  $       42,556  $        8,585  $          548
                                    ==============  ==============  ==============  ==============  ==============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                      Statements of Assets and Liabilities
                                December 31, 2004
                  (Dollars in thousands, except for unit data)

                                                            PIMCO
                                                          StocksPLUS                    Smith Barney     Smith Barney
                                           Greenwich      Growth and     Prudential        Select           Select
                                         Appreciation       Income        Jennison        Balanced          Growth
                                        --------------   ------------   ------------   --------------   ---------------
Assets
Investments in mutual
    funds at fair value                 $       46,535   $      5,164   $      1,094   $       40,754   $        32,412
                                        --------------   ------------   ------------   --------------   ---------------
Total assets                                    46,535          5,164          1,094           40,754            32,412
Liabilities
Due to (from) ING USA Annuity and
    Life Insurance Company                          22              2              1               14                16
                                        --------------   ------------   ------------   --------------   ---------------
Total liabilities                                   22              2              1               14                16
                                        --------------   ------------   ------------   --------------   ---------------
Net assets                              $       46,513   $      5,162   $      1,093   $       40,740   $        32,396
                                        ==============   ============   ============   ==============   ===============

Accumulation units outstanding           2,544,312.671    456,599.244    186,101.793    2,761,134.863     2,466,684.432
                                        --------------   ------------   ------------   --------------   ---------------

Value per accumulation unit             $        18.29    $     11.31   $       5.88   $        14.76   $         13.14
                                        --------------   ------------   ------------   --------------   ---------------

Total number of mutual fund shares           1,986,149        511,807         60,895        3,430,501         3,116,561
                                        ==============   ============   ============   ==============   ===============

Cost of mutual fund shares              $       41,282   $      3,815   $        945   $       39,603   $        33,649
                                        ==============   ============   ============   ==============   ===============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                      Statements of Assets and Liabilities
                                December 31, 2004
                  (Dollars in thousands, except for unit data)

                                                                        Smith Barney
                                         Smith Barney                   International   Smith Barney    Smith Barney
                                            Select       Smith Barney      All Cap       Large Cap         Money
                                         High Growth      High Income      Growth          Value           Market
                                        --------------   ------------  --------------  --------------   -------------
Assets
Investments in mutual
    funds at fair value                 $       21,012   $     12,544  $       14,105   $      46,553   $       5,110
                                        --------------   ------------  --------------  --------------   -------------
Total assets                                    21,012         12,544          14,105          46,553           5,110
Liabilities
Due to (from) ING USA Annuity and
    Life Insurance Company                          13              5               6              21               2
                                        --------------   ------------  --------------  --------------   -------------
Total liabilities                                   13              5               6              21               2
                                        --------------   ------------  --------------  --------------   -------------
Net assets                              $      20,999    $     12,539  $       14,099  $       46,532   $       5,108
                                        ==============   ============  ==============  ==============   =============

Accumulation units outstanding           1,549,571.770    812,412.033   1,095,119.363   2,407,088.193     413,128.222
                                        --------------   ------------  --------------  --------------   -------------

Value per accumulation unit             $        13.56   $      15.44  $        12.88  $        19.34   $       12.37
                                        --------------   ------------  --------------  --------------   -------------

Total number of mutual fund shares           1,695,899      1,661,409       1,087,520       2,580,548       5,106,312
                                        ==============   ============  ==============  ==============   =============

Cost of mutual fund shares              $       21,207   $     13,410  $       17,438  $       49,863   $       5,106
                                        ==============   ============  ==============  ==============   =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)


                                                                        ING Capital      ING Capital     ING Capital
                                           ING AIM       ING Alliance     Guardian        Guardian        Guardian
                                           Mid-Cap          Mid-Cap       Large Cap        Managed        Small Cap
                                            Growth          Growth          Value           Global          Value
                                        --------------   ------------  --------------  --------------   -------------
Net investment income (loss)
Income:
   Dividends                            $           --   $         --   $          21  $           21   $          50
                                        --------------   ------------  --------------  --------------   -------------
Total investment income                             --             --              21              21              50
Expenses:
   Mortality and expense risk
      and other charges                             86            859             159              66             403
                                        --------------   ------------  --------------  --------------   -------------
Total expenses                                      86            859             159              66             403
                                        --------------   ------------  --------------  --------------   -------------
Net investment income (loss)                       (86)          (859)           (138)            (45)           (353)

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                                  (59)           286             139              72             489
Capital gains distributions                          3             (7)             (1)             (1)             --
                                        --------------   ------------  --------------  --------------   -------------
Total realized gain (loss)
   on investments and
   capital gains distributions                     (56)           279             138              71             489
Net unrealized appreciation
   (depreciation) of investments                   421          9,595             772             362           1,213
                                        --------------   ------------  --------------  --------------   -------------
Net increase (decrease) in net
   assets resulting from operations     $          279   $      9,015  $          772  $          388   $       1,349
                                        ==============   ============  ==============  ==============   =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)

                                                          ING Eagle
                                             ING            Asset                                        ING Jennison
                                          Developing       Capital          ING             ING             Equity
                                            World        Appreciation   Hard Assets     International   Opportunities
                                        --------------   ------------  --------------  --------------   -------------
Net investment income (loss)
Income:
   Dividends                            $           10   $         26  $          14   $          196   $          12
                                        --------------   ------------  --------------  --------------   -------------
Total investment income                             10             26             14              196              12
Expenses:
   Mortality and expense risk
      and other charges                             42             42             23              315              65
                                        --------------   ------------  --------------  --------------   -------------
Total expenses                                      42             42             23              315              65
                                        --------------   ------------  --------------  --------------   -------------
Net investment income (loss)                       (32)           (16)            (9)            (119)            (53)

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                                  163             61            303           (2,050)            (62)
Capital gains distributions                         --             --             --                1              --
                                        --------------   ------------  --------------  --------------   -------------
Total realized gain (loss)
   on investments and
   capital gains distributions                     163             61            303           (2,049)            (62)
Net unrealized appreciation
   (depreciation) of investments                   261            304           (259)           5,075             535
                                        --------------   ------------  --------------  --------------   -------------
Net increase (decrease) in net
   assets resulting from operations     $          392   $        349  $          35   $        2,907   $         420
                                        ==============   ============  ==============  ==============   =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)

                                         ING Limited                                       ING MFS
                                           Maturity          ING         ING Marsico       Mid-Cap        ING MFS
                                             Bond       Liquid Assets       Growth         Growth       Total Return
                                        --------------  -------------   -------------  --------------   -------------
Net investment income (loss)
Income:
   Dividends                            $        1,101  $         182   $          --  $           --   $       2,844
                                        --------------  -------------   -------------  --------------   -------------
Total investment income                          1,101            182              --              --           2,844
Expenses:
   Mortality and expense risk
      and other charges                            361            375             873           1,459           2,412
                                        --------------  -------------   -------------  --------------   -------------
Total expenses                                     361            375             873           1,459           2,412
                                        --------------  -------------   -------------  --------------   -------------
Net investment income (loss)                       740           (193)           (873)         (1,459)            432

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                                  321             --          (6,801)        (43,447)          3,607
Capital gains distributions                        173             (7)            (23)            (63)            (50)
                                        --------------  -------------   -------------  --------------   -------------
Total realized gain (loss)
   on investments and
   capital gains distributions                     494             (7)         (6,824)        (43,510)          3,557
Net unrealized appreciation
   (depreciation) of investments                (1,260)            --          13,263          56,521          10,285
                                        --------------  -------------   -------------  --------------   -------------
Net increase (decrease) in net
   assets resulting from operations     $          (26) $        (200)   $      5,566  $       11,552   $      14,274
                                        ==============  =============   =============  ==============   =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)

                                             ING                                       ING Salomon     ING Salomon
                                         Oppenheimer      ING PIMCO       ING PIMCO      Brothers       Brothers
                                         Main Street      Core Bond      High Yield      All Cap        Investors
                                        --------------   ------------   ------------   ------------   -------------
Net investment income (loss)
Income:
   Dividends                            $        1,057   $        231   $        226   $         10   $          21
                                        --------------   ------------   ------------   ------------   -------------
Total investment income                          1,057            231            226             10              21
Expenses:
   Mortality and expense risk
      and other charges                          2,082            141             59             92              52
                                        --------------   ------------   ------------   ------------   -------------
Total expenses                                   2,082            141             59             92              52
                                        --------------   ------------   ------------   ------------   -------------
Net investment income (loss)                    (1,025)            90            167            (82)            (31)

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                              (10,108)           244            (11)           149             (57)
Capital gains distributions                        (15)            13             --              3              (1)
                                        --------------   ------------   ------------   ------------   -------------
Total realized gain (loss)
   on investments and
   capital gains distributions                 (10,123)           257            (11)           152             (58)
Net unrealized appreciation
   (depreciation) of investments                25,280            (50)           269            268             341
                                        --------------   ------------   ------------   ------------   -------------
Net increase (decrease) in net
   assets resulting from operations     $       14,132   $        297   $        425   $        338    $        252
                                        ==============   ============   ============   ============   =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)

                                                                            ING
                                          ING T. Rowe         ING        Van Kampen        ING           ING VP
                                         Price Capital   T. Rowe Price   Growth and     Van Kampen      Worldwide
                                         Appreciation    Equity Income     Income       Real Estate       Growth
                                        --------------   -------------  ------------   ------------   -------------
Net investment income (loss)
Income:
   Dividends                            $          426   $         81   $        417   $        153   $           4
                                        --------------   ------------   ------------   ------------   -------------
Total investment income                            426             81            417            153               4
Expenses:
   Mortality and expense risk
      and other charges                            601            127            680            141               9
                                        --------------   ------------   ------------   ------------   -------------
Total expenses                                     601            127            680            141               9
                                        --------------   ------------   ------------   ------------   -------------
Net investment income (loss)                      (175)           (46)          (263)            12              (5)

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                                1,379            501            168            500             (22)
Capital gains distributions                        282             53              2             94              --
                                        --------------   ------------   ------------   ------------   -------------
Total realized gain (loss)
   on investments and
   capital gains distributions                   1,661            554            170            594             (22)
Net unrealized appreciation
   (depreciation) of investments                 4,182            576          5,226          2,352              72
                                        --------------   ------------   ------------   ------------   -------------
Net increase (decrease) in net
   assets resulting from operations     $        5,668   $      1,084   $      5,133   $      2,958   $          45
                                        ==============   ============   ============   ============   =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)

                                                                            PIMCO
                                                                          StocksPLUS                        Smith Barney
                                        Greenwich            PIMCO        Growth and       Prudential          Select
                                       Appreciation       High Yield        Income          Jennison          Balanced
                                       -------------    -------------    -------------    -------------    -------------
Net investment income (loss)
Income:
    Dividends                          $         498    $         146    $          88    $          --    $          61
                                       -------------    -------------    -------------    -------------    -------------
Total investment income                          498              146               88               --               61
Expenses:
   Mortality and expense risk
       and other charges                         722               30               79               12              612
                                       -------------    -------------    -------------    -------------    -------------
Total expenses                                   722               30               79               12              612
                                       -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                    (224)             116                9              (12)            (551)

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                                663              280              254               44             (233)
Capital gains distributions                       (1)              (2)              (4)              --              859
                                       -------------    -------------    -------------    -------------    -------------
Total realized gain (loss)
   on investments and
   capital gains distributions                   662              278              250               44              626
Net unrealized appreciation
   (depreciation) of investments               2,808             (415)             187               56            2,282
                                       -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net
   assets resulting from operations    $       3,246    $         (21)   $         446    $          88    $       2,357
                                       =============    =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)

                                                                                         Smith Barney
                                       Smith Barney     Smith Barney                     International     Smith Barney
                                         Select            Select        Smith Barney       All Cap         Large Cap
                                         Growth         High Growth      High Income        Growth            Value
                                      -------------    -------------    -------------    -------------    -------------
Net investment income (loss)
Income:
   Dividends                          $          31    $          --    $       1,003    $         122    $         865
                                      -------------    -------------    -------------    -------------    -------------
Total investment income                          31               --            1,003              122              865
Expenses:
   Mortality and expense risk
      and other charges                         502              328              189              211              727
                                      -------------    -------------    -------------    -------------    -------------
Total expenses                                  502              328              189              211              727
                                      -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                   (471)            (328)             814              (89)             138

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                            (1,477)            (404)          (1,640)            (586)          (2,267)
Capital gains distributions                     471               75               --               --                1
                                      -------------    -------------    -------------    -------------    -------------
Total realized gain (loss)
   on investments and
   capital gains distributions               (1,006)            (329)          (1,640)            (586)          (2,266)
Net unrealized appreciation
   (depreciation) of investments              3,663            2,400            1,899            2,752            6,248
                                      -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net
   assets resulting from operations   $       2,186    $       1,743    $       1,073    $       2,077    $       4,120
                                      =============    =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                            Statements of Operations
                          Year ended December 31, 2004
                             (Dollars in thousands)

                                                                   Smith Barney
                                                                      Money
                                                                      Market
                                                                  -------------
Net investment income (loss)
Income:
   Dividends                                                      $          59
                                                                  -------------
Total investment income                                                      59
Expenses:
   Mortality and expense risk
      and other charges                                                     148
                                                                  -------------
Total expenses                                                              148
                                                                  -------------
Net investment income (loss)                                                (89)

Realized and unrealized
   gain (loss) on investments
Net realized gain (loss)
   on investments                                                             4
Capital gains distributions                                                  --
                                                                  -------------
Total realized gain (loss)
   on investments and
   capital gains distributions                                                4
Net unrealized appreciation
   (depreciation) of investments                                             (4)
                                                                  -------------
Net increase (decrease) in net
   assets resulting from operations                               $         (89)
                                                                  =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                                                  ING Capital      ING Capital
                                                                   ING AIM      ING Alliance       Guardian          Guardian
                                                                   Mid-Cap         Mid-Cap         Large Cap         Managed
                                                                   Growth          Growth            Value           Global
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $       4,527    $      39,965    $       4,947    $       1,966

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          (82)            (767)             (99)             (40)
   Net realized gain (loss) on investments and
      capital gains distributions                                       (869)          (3,526)            (295)             (89)
   Net unrealized appreciation (depreciation) of investments           2,654           28,051            2,384              930
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     1,703           23,758            1,990              801
Changes from principal transactions:
   Purchase payments                                                     270            1,298              351              272
   Contract distributions and terminations                              (197)          (2,423)            (608)            (252)
   Transfer payments from (to) other divisions, net                     (446)          (4,005)           2,717              794
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                               (373)          (5,130)           2,460              814
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              1,330           18,628            4,450            1,615
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                        5,857           58,593            9,397            3,581

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          (86)            (859)            (138)             (45)
   Net realized gain (loss) on investments and
      capital gains distributions                                        (56)             279              138               71
   Net unrealized appreciation (depreciation) of investments             421            9,595              772              362
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                       279            9,015              772              388
Changes from principal transactions:
   Purchase payments                                                     257            1,299              350              252
   Contract distributions and terminations                              (234)          (3,128)            (520)            (160)
   Transfer payments from (to) other divisions, net                     (595)          (8,660)           1,641              580
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                               (572)         (10,489)           1,471              672
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                               (293)          (1,474)           2,243            1,060
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $       5,564    $      57,119    $      11,640    $       4,641
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                ING Capital                        ING Eagle
                                                                 Guardian            ING             Asset
                                                                 Small Cap        Developing        Capital            ING
                                                                   Value            World         Appreciation     Hard Assets
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $      20,507    $       1,908    $       2,229    $       1,157

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (343)             (28)             (30)             (12)
   Net realized gain (loss) on investments and
      capital gains distributions                                     (3,252)            (153)            (159)             (42)
   Net unrealized appreciation (depreciation) of investments          11,209              921              661              470
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     7,614              740              472              416
Changes from principal transactions:
   Purchase payments                                                   1,130               99               91               56
   Contract distributions and terminations                            (1,087)             (85)             (78)             (53)
   Transfer payments from (to) other divisions, net                       33              151              (46)             (93)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                                 76              165              (33)             (90)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              7,690              905              439              326
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                       28,197            2,813            2,668            1,483

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (353)             (32)             (16)              (9)
   Net realized gain (loss) on investments and
      capital gains distributions                                        489              163               61              303
   Net unrealized appreciation (depreciation) of investments           1,213              261              304             (259)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     1,349              392              349               35
Changes from principal transactions:
   Purchase payments                                                   1,027              115               86               81
   Contract distributions and terminations                            (1,072)            (103)            (161)             (88)
   Transfer payments from (to) other divisions, net                   (2,837)             (73)              42              117
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (2,882)             (61)             (33)             110
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             (1,533)             331              316              145
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $      26,664    $       3,144    $       2,984    $       1,628
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                                     ING             ING
                                                                                  Jennison         Limited             ING
                                                                   ING             Equity          Maturity           Liquid
                                                               International    Opportunities        Bond             Assets
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $      18,980    $       3,558    $      37,727    $      39,345

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (252)             (57)            (312)            (315)
   Net realized gain (loss) on investments and
      capital gains distributions                                     (4,400)            (649)           1,140               --
   Net unrealized appreciation (depreciation) of investments           9,181            1,626             (349)              15
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     4,529              920              479             (300)
Changes from principal transactions:
   Purchase payments                                                     701              324              831            1,009
   Contract distributions and terminations                              (777)            (193)          (2,793)         (60,397)
   Transfer payments from (to) other divisions, net                   (2,296)            (427)          (7,457)          43,487
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (2,372)            (296)          (9,419)         (15,901)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              2,157              624           (8,940)         (16,201)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                       21,137            4,182           28,787           23,144

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (119)             (53)             740             (193)
   Net realized gain (loss) on investments and
      capital gains distributions                                     (2,049)             (62)             494               (7)
   Net unrealized appreciation (depreciation) of investments           5,075              535           (1,260)              --
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     2,907              420              (26)            (200)
Changes from principal transactions:
   Purchase payments                                                     579              310              456              877
   Contract distributions and terminations                              (919)            (187)          (1,931)         (75,251)
   Transfer payments from (to) other divisions, net                   (1,413)            (436)          (6,333)          67,007
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (1,753)            (313)          (7,808)          (7,367)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              1,154              107           (7,834)          (7,567)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $      22,291    $       4,289    $      20,953    $      15,577
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                    ING            ING MFS                             ING
                                                                  Marsico          Mid-Cap          ING MFS        Oppenheimer
                                                                  Growth           Growth         Total Return     Main Street
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $      50,973    $      80,145    $     166,050    $     138,266

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (896)          (1,446)          (1,770)          (1,922)
   Net realized gain (loss) on investments and
      capital gains distributions                                    (14,541)         (27,841)             511          (10,443)
   Net unrealized appreciation (depreciation) of investments          29,925           57,170           24,270           40,464
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                    14,488           27,883           23,011           28,099
Changes from principal transactions:
   Purchase payments                                                   2,549            2,728            3,135            2,675
   Contract distributions and terminations                            (2,592)          (4,117)          (9,102)          (6,020)
   Transfer payments from (to) other divisions, net                   (5,130)          (6,440)         (12,345)         (17,126)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (5,173)          (7,829)         (18,312)         (20,471)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              9,315           20,054            4,699            7,628
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                       60,288          100,199          170,749          145,894

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (873)          (1,459)             432           (1,025)
   Net realized gain (loss) on investments and
      capital gains distributions                                     (6,824)         (43,510)           3,557          (10,123)
   Net unrealized appreciation (depreciation) of investments          13,263           56,521           10,285           25,280
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     5,566           11,552           14,274           14,132
Changes from principal transactions:
   Purchase payments                                                   2,284            2,390            3,068            2,449
   Contract distributions and terminations                            (2,953)          (4,275)         (10,239)          (7,125)
   Transfer payments from (to) other divisions, net                   (7,854)         (16,673)         (19,085)         (23,205)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (8,523)         (18,558)         (26,256)         (27,881)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             (2,957)          (7,006)         (11,982)         (13,749)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $      57,331    $      93,193    $     158,767    $     132,145
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                                                  ING Salomon     ING Salomon
                                                                 ING PIMCO        ING PIMCO         Brothers        Brothers
                                                                 Core Bond        High Yield        All Cap         Investors
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $      11,090    $          --    $       4,399    $       2,622

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (137)              --              (78)             (38)
   Net realized gain (loss) on investments and
      capital gains distributions                                        205               --             (395)            (199)
   Net unrealized appreciation (depreciation) of investments             303               --            2,076              966
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                       371               --            1,603              729
Changes from principal transactions:
   Purchase payments                                                     264                               241              187
   Contract distributions and terminations                            (1,184)                             (278)            (295)
   Transfer payments from (to) other divisions, net                     (417)                              421              160
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (1,337)              --              384               52
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                               (966)              --            1,987              781
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                       10,124               --            6,386            3,403

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           90              167              (82)             (31)
   Net realized gain (loss) on investments and
      capital gains distributions                                        257              (11)             152              (58)
   Net unrealized appreciation (depreciation) of investments             (50)             269              268              341
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                       297              425              338              252
Changes from principal transactions:
   Purchase payments                                                     310               92              256              117
   Contract distributions and terminations                              (579)            (299)            (445)            (278)
   Transfer payments from (to) other divisions, net                   (1,351)           5,854             (935)            (169)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (1,620)           5,647           (1,124)            (330)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                             (1,323)           6,072             (786)             (78)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $       8,801    $       6,072    $       5,600    $       3,325
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                                                     ING
                                                                ING T. Rowe        ING            Van Kampen          ING
                                                               Price Capital    T. Rowe Price     Growth and       Van Kampen
                                                               Appreciation     Equity Income       Income         Real Estate
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $      34,302    $       5,182    $      39,777    $       5,819

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (430)             (77)            (549)             (91)
   Net realized gain (loss) on investments and
      capital gains distributions                                        595             (238)            (650)              88
   Net unrealized appreciation (depreciation) of investments           7,354            1,696           10,828            2,015
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     7,519            1,381            9,629            2,012
Changes from principal transactions:
   Purchase payments                                                   1,079              330            1,398              281
   Contract distributions and terminations                            (2,277)            (356)          (2,263)            (363)
   Transfer payments from (to) other divisions, net                   (1,612)             830           (2,971)             473
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (2,810)             804           (3,836)             391
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              4,709            2,185            5,793            2,403
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                       39,011            7,367           45,570            8,222

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                         (175)             (46)            (263)              12
   Net realized gain (loss) on investments and
      capital gains distributions                                      1,661              554              170              594
   Net unrealized appreciation (depreciation) of investments           4,182              576            5,226            2,352
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     5,668            1,084            5,133            2,958
Changes from principal transactions:
   Purchase payments                                                   1,000              390            1,429              313
   Contract distributions and terminations                            (2,574)            (525)          (2,882)            (461)
   Transfer payments from (to) other divisions, net                       66            1,562           (3,606)           1,444
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (1,508)           1,427           (5,059)           1,296
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              4,160            2,511               74            4,254
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $      43,171    $       9,878    $      45,644    $      12,476
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                                                                      PIMCO
                                                                  ING VP                                           StocksPLUS
                                                                 Worldwide       Greenwich          PIMCO          Growth and
                                                                  Growth        Appreciation      High Yield         Income
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $         342    $      48,404    $       3,603    $       6,464

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           (7)            (453)             346               29
   Net realized gain (loss) on investments and
      capital gains distributions                                        (57)            (792)             208             (385)
   Net unrealized appreciation (depreciation) of investments             175           11,178              557            1,797
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                       111            9,933            1,111            1,441
Changes from principal transactions:
   Purchase payments                                                      47              236              218              170
   Contract distributions and terminations                               (15)          (1,835)            (408)            (298)
   Transfer payments from (to) other divisions, net                       78           (4,893)           2,631           (2,036)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                                110           (6,492)           2,441           (2,164)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                221            3,441            3,552             (723)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                          563           51,845            7,155            5,741

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           (5)            (224)             116                9
   Net realized gain (loss) on investments and
      capital gains distributions                                        (22)             662              278              250
   Net unrealized appreciation (depreciation) of investments              72            2,808             (415)             187
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                        45            3,246              (21)             446
Changes from principal transactions:
   Purchase payments                                                      55              190               39              122
   Contract distributions and terminations                               (41)          (2,102)             (84)            (141)
   Transfer payments from (to) other divisions, net                       29           (6,666)          (7,089)          (1,006)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                                 43           (8,578)          (7,134)          (1,025)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                 88           (5,332)          (7,155)            (579)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $         651    $      46,513    $          --    $       5,162
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                                 Smith Barney     Smith Barney    Smith Barney
                                                                Prudential         Select           Select          Select
                                                                 Jennison         Balanced          Growth         High Growth
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $         377    $      42,913    $      33,211    $      19,688

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                           (8)             425                8             (209)
   Net realized gain (loss) on investments and
      capital gains distributions                                         (8)          (1,182)          (2,836)          (1,138)
   Net unrealized appreciation (depreciation) of investments             122            8,004           11,003            7,499
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                       106            7,247            8,175            6,152
Changes from principal transactions:
   Purchase payments                                                      53               92              216              154
   Contract distributions and terminations                               (33)          (2,139)          (1,270)            (823)
   Transfer payments from (to) other divisions, net                        9           (4,304)          (5,164)          (2,188)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                                 29           (6,351)          (6,218)          (2,857)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                135              896            1,957            3,295
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                          512           43,809           35,168           22,983

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          (12)            (551)            (471)            (328)
   Net realized gain (loss) on investments and
      capital gains distributions                                         44              626           (1,006)            (329)
   Net unrealized appreciation (depreciation) of investments              56            2,282            3,663            2,400
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                        88            2,357            2,186            1,743
Changes from principal transactions:
   Purchase payments                                                      65              128              111              116
   Contract distributions and terminations                               (18)          (2,170)          (1,413)            (830)
   Transfer payments from (to) other divisions, net                      446           (3,384)          (3,656)          (3,013)
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                                493           (5,426)          (4,958)          (3,727)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                                581           (3,069)          (2,772)          (1,984)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $       1,093    $      40,740    $      32,396    $      20,999
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

                             Separate Account EQ of
                   ING USA Annuity and Life Insurance Company
     (formerly Equitable Life Insurance Company of Iowa Separate Account A)
                       Statements of Changes in Net Assets
                 For the years ended December 31, 2004 and 2003
                             (Dollars in thousands)

                                                                                Smith Barney
                                                                Smith Barney    International     Smith Barney     Smith Barney
                                                                    High          All Cap          Large Cap         Money
                                                                   Income         Growth            Value            Market
                                                               -------------    -------------    -------------    -------------
Net assets at January 1, 2003                                  $      11,480    $      13,559    $      47,557    $      15,717

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          729              (72)              55             (143)
   Net realized gain (loss) on investments and
      capital gains distributions                                     (2,371)          (1,154)          (2,920)               1
   Net unrealized appreciation (depreciation) of investments           4,569            4,264           13,678               12
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     2,927            3,038           10,813             (130)
Changes from principal transactions:
   Purchase payments                                                      96               89              367               18
   Contract distributions and terminations                              (574)            (427)          (2,461)         (39,617)
   Transfer payments from (to) other divisions, net                     (511)          (1,541)          (4,586)          33,712
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                               (989)          (1,879)          (6,680)          (5,887)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)                                              1,938            1,159            4,133           (6,017)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2003                                       13,418           14,718           51,690            9,700

Increase (decrease) in net assets
Operations:
   Net investment income (loss)                                          814              (89)             138              (89)
   Net realized gain (loss) on investments and
      capital gains distributions                                     (1,640)            (586)          (2,266)               4
   Net unrealized appreciation (depreciation) of investments           1,899            2,752            6,248               (4)
                                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting
   from operations                                                     1,073            2,077            4,120              (89)
Changes from principal transactions:
   Purchase payments                                                      22               64              150               32
   Contract distributions and terminations                              (737)            (548)          (2,756)         (54,425)
   Transfer payments from (to) other divisions, net                   (1,237)          (2,212)          (6,672)          49,890
                                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets derived from
   principal transactions                                             (1,952)          (2,696)          (9,278)          (4,503)
                                                               -------------    -------------    -------------    -------------
Total increase (decrease)
                                                                        (879)            (619)          (5,158)          (4,592)
                                                               -------------    -------------    -------------    -------------
Net assets at December 31, 2004                                $      12,539    $      14,099    $      46,532    $       5,108
                                                               =============    =============    =============    =============

   The accompanying notes are an integral part of these financial statements.

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

1.       Organization

         Equitable Life Insurance Company of Iowa Separate Account A was established by Equitable Life Insurance Company of Iowa ("Equitable Life") to support the operations of variable annuity contracts ("Contracts"). On January 1, 2004 (the "merger date"), Equitable Life, USG Annuity & Life Company, and United Life & Annuity Insurance Company (the "Merger Companies"), merged with and into Golden American Life Insurance Company ("Golden American"). Also on January 1, 2004, immediately after the merger, Golden American changed its name to ING USA Annuity and Life Insurance Company ("ING USA" or the "Company"). As of the merger date, the Merger Companies ceased to exist and were succeeded by ING USA. In conjunction with the Golden American name change, Equitable Life Insurance Company of Iowa Separate Account A changed its name to Separate Account EQ of ING USA Annuity and Life Insurance Company (the "Account").

         The Company is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

         The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account, as directed by the Contract owners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

         At December 31, 2004, the Account had, under the Equi-Select Variable Annuity product and the PrimElite product, thirty-five investment divisions (the "Divisions"), 10 of which invest in an independently managed mutual fund portfolio and 25 of which invest in a mutual fund portfolio managed by an affiliate, either Directed Services, Inc. or ING Investments, LLC. The assets in each Division are invested in shares of a designated Series ("Series," which may also be referred to as "Portfolio") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

         ING Investors Trust:
           ING AIM Mid-Cap Growth Portfolio
           ING Alliance Mid-Cap Growth Portfolio
           ING Capital Guardian Large Cap Value Portfolio
           ING Capital Guardian Managed Global Portfolio
           ING Capital Guardian Small Cap Value Portfolio
           ING Developing World Portfolio

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

         ING Investors Trust (continued):
           ING Eagle Asset Capital Appreciation Portfolio - Service Class ING Hard Assets Portfolio
           ING International Portfolio
           ING Jennison Equity Opportunities Portfolio
           ING Limited Maturity Bond Portfolio
           ING Liquid Assets Portfolio
           ING Marsico Growth Portfolio
           ING MFS Mid-Cap Growth Portfolio
           ING MFS Total Return Portfolio
           ING Oppenheimer Main Street Portfolio - Service Class
           ING PIMCO Core Bond Portfolio
           ING PIMCO High Yield Portfolio - Class S**
           ING Salomon Brothers All Cap Portfolio
           ING Salomon Brothers Investors Portfolio
           ING T. Rowe Price Capital Appreciation Portfolio
           ING T. Rowe Price Equity Income Portfolio
           ING Van Kampen Growth and Income Portfolio
           ING Van Kampen Real Estate Portfolio
         ING Variable Insurance Trust:
           ING VP Worldwide Growth Portfolio
         Greenwich Street Series Fund:
           Greenwich Appreciation Portfolio
         PIMCO Variable Insurance Trust:
           PIMCO StocksPLUS Growth and Income Portfolio
         Prudential Series Fund, Inc:
           Prudential Jennison Portfolio
         Smith Barney Allocation Series, Inc:
           Smith Barney Select Balanced Portfolio
           Smith Barney Select Growth Portfolio
           Smith Barney Select High Growth Portfolio
         Travelers Series Fund, Inc:
           Smith Barney High Income Portfolio
           Smith Barney International All Cap Growth Portfolio
           Smith Barney Large Cap Value Portfolio
           Smith Barney Money Market Portfolio

       ** Division became available in 2004

         The names of certain Divisions and Trusts were changed during 2004. The following is a summary of current and former names for those Divisions and Trusts:

                    Current Name                            Former Name
         -------------------------------------  --------------------------------
         ING Investors Trust:                   ING Investors Trust:
          ING Eagle Asset Capital Appreciation   ING Eagle Asset Value Equity
           Portfolio - Service Class              Portfolio
          ING Oppenheimer Main Street            ING MFS Research Portfolio
           Portfolio - Service Class
         ING Variable Insurance Trust:          ING Variable Insurance Trust:
          ING VP Worldwide Growth Portfolio      ING VIT Worldwide Growth Series

         During 2004, PIMCO High Yield Portfolio was closed to Contractowners.

2.       Significant Accounting Policies

         The following is a summary of the significant accounting policies of the Account:

         Use of Estimates

         The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

         Investments

         Investments are made in shares of a Series or Portfolio and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio. Investment transactions in each Series or Portfolio are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

         Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, the total operations of ING USA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ING USA.

         Variable Annuity Reserves

         All Contracts in the Account are currently in the accumulation period. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. To the extent that benefits to be paid to the Contractowners exceed their account values, the Company will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3.       Charges and Fees

         Under the terms of the Contracts, certain charges are allocated to the Contracts to cover the Company's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

         Mortality and Expense Risk Charges

         ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks.

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Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

         Administrative Charges

         A daily charge at an annual rate of 0.15% of the assets attributable to the Contracts is deducted for administrative fees.

         Annual Contract Charges

         An annual contract charge of $30 is deducted on each Contract anniversary prior to the maturity date, upon full withdrawal of a Contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the Contract anniversary.

         Other Charges

         A transfer charge computed as the lesser of 2% of the Contract value transferred or $25 will be imposed on each transfer between Divisions in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the Contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

         Premium Taxes

         Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, ING USA may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

4.       Related Party Transactions

         During the year ended December 31, 2004, management fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund's advisory agreement provided for a fee at an annual rate ranging from
         0.29 to 1.00% of the average net assets of each respective Portfolio. In addition, management fees were paid indirectly to ING Investments, LLC, also an affiliate of the Company, in its capacity as investment adviser to ING Variable Insurance Trust. The Fund's advisory agreement provided for a fee at an annual rate of 1.00% of the average net assets of the ING VIT Worldwide Growth Series.

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

5.       Purchases and Sales of Investment Securities

         The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                      Year ended December 31
                                                                  2004                      2003
                                                       ------------------------   ------------------------
                                                        Purchases      Sales       Purchases      Sales
                                                       -----------   ----------   -----------   ----------
                                                                       (Dollars in thousands)
         ING Investors Trust:
            ING AIM Mid-Cap Growth                     $       904   $    1,559   $     1,547   $   1,998
            ING Alliance Mid-Cap Growth                      1,325       12,683         2,886       8,749
            ING Capital Guardian Large Cap Value             3,461        2,128         3,635       1,270
            ING Capital Guardian Managed Global              1,705        1,079         1,211         435
            ING Capital Guardian Small Cap Value             1,894        5,132         3,167       3,415
            ING Developing World                               834          927           934         795
            ING Eagle Asset Capital Appreciation               648          697           515         577
            ING Hard Assets                                  1,108        1,007           792         893
            ING International                                1,610        3,482           950       3,562
            ING Jennison Equity Opportunities                  588          955           893       1,242
            ING Limited Maturity Bond                        1,670        8,569         4,122      13,779
            ING Liquid Assets                               13,736       21,306        14,418      30,623
            ING Marsico Growth                               1,256       10,680         3,790       9,816
            ING MFS Mid-Cap Growth                             722       20,810         4,824      14,034
            ING MFS Total Return                             3,661       29,544         2,828      22,829
            ING Oppenheimer Main Street Portfolio            1,227       30,160           499      22,804
            ING PIMCO Core Bond                              2,364        3,882         4,260       5,612
            ING PIMCO High Yield                             8,731        2,915            --          --
            ING Salomon Brothers All Cap                     1,170        2,374         2,275       1,965
            ING Salomon Brothers Investors                     487          850           761         745
            ING T. Rowe Price Capital Appreciation           5,177        6,577         4,623       7,801
            ING T. Rowe Price Equity Income                  3,970        2,535         4,009       3,270
            ING Van Kampen Growth and Income                 1,532        6,853         1,690       6,050
            ING Van Kampen Real Estate                       3,689        2,286         2,890       2,536
         ING Variable Insurance Trust:
            ING VP Worldwide Growth                            254          217           206         102
         Greenwich Street Series Fund:
            Greenwich Appreciation                           1,489       10,295         1,933       8,853
         PIMCO Variable Insurance Trust:
            PIMCO High Yield                                 1,471        8,494         7,422       4,632
            PIMCO StocksPLUS Growth and Income                 129        1,150         2,061       4,193
         Prudential Series Fund, Inc:
            Prudential Jennison                                702          220           202         180

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                      Year ended December 31
                                                                  2004                      2003
                                                       ------------------------   ------------------------
                                                        Purchases      Sales       Purchases      Sales
                                                       -----------   ----------   -----------   ----------
                                                                       (Dollars in thousands)
         Smith Barney Allocation Series, Inc:
            Smith Barney Select Balanced               $     1,917   $    7,036    $    2,082    $  7,992
            Smith Barney Select Growth                         938        5,898         1,026       7,218
            Smith Barney Select High Growth                    640        4,622           814       3,865
         Travelers Series Fund, Inc:
            Smith Barney High Income                         1,421        2,560         2,337       2,591
            Smith Barney International All Cap Growth          383        3,170           330       2,274
            Smith Barney Large Cap Value                     1,639       10,781         1,737       8,338
            Smith Barney Money Market                        2,652        7,246         5,645      11,672

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Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

6.       Changes in Units

         The net changes in units outstanding follow:

                                                                                 Year ended December 31
                                                                     2004                                    2003
                                                    --------------------------------------  --------------------------------------
                                                        Units       Units     Net Increase     Units        Units     Net Increase
                                                       Issued     Redeemed     (Decrease)     Issued      Redeemed     (Decrease)
                                                    ----------   ----------   ------------  ----------   ----------   ------------
         ING Investors Trust:
            ING AIM Mid-Cap Growth                      99,241      142,564      (43,323)      167,660      208,680       (41,020)
            ING Alliance Mid-Cap Growth                373,747      983,321     (609,574)      576,770    1,011,414      (434,644)
            ING Capital Guardian Large Cap Value       468,382      330,175      138,207       521,683      252,882       268,801
            ING Capital Guardian Managed Global        121,103       85,536       35,567        93,846       43,340        50,506
            ING Capital Guardian Small Cap             250,689      417,317     (166,628)      377,596      388,509       (10,913)
            ING Developing World                       141,151      152,841      (11,690)      152,261      146,455         5,806
            ING Eagle Asset Capital Appreciation        40,870       42,688       (1,818)       40,974       45,539        (4,565)
            ING Hard Assets                             65,661       62,435        3,226        57,724       69,770       (12,046)
            ING International                          340,338      535,357     (195,019)      372,160      705,999      (333,839)
            ING Jennison Equity Opportunities           48,928       65,430      (16,502)       74,846       96,317       (21,471)
            ING Limited Maturity Bond                   82,329      465,279     (382,950)      444,760      907,944      (463,184)
            ING Liquid Assets                        6,574,128    7,050,016     (475,888)    5,171,497    6,185,279    (1,013,782)
            ING Marsico Growth                         498,037    1,123,126     (625,089)      804,243    1,269,659      (465,416)
            ING MFS Mid-Cap Growth                     370,230    1,190,536     (820,306)      719,412    1,163,770      (444,358)
            ING MFS Total Return                       522,811    1,691,324   (1,168,513)      793,745    1,717,645      (923,900)
            ING Oppenheimer Main Street Portfolio      351,935    1,812,948   (1,461,013)      401,415    1,692,168    (1,290,753)
            ING PIMCO Core Bond                        297,312      420,471     (123,159)      456,977      557,847      (100,870)
            ING PIMCO High Yield                       921,892      360,545      561,347            --           --            --
            ING Salomon Brothers All Cap               172,465      268,069      (95,604)      303,677      272,967        30,710
            ING Salomon Brothers Investors              58,000       90,035      (32,035)       99,274       98,558           716

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                                 Year ended December 31
                                                                    2004                                    2003
                                                    --------------------------------------  --------------------------------------
                                                       Units        Units     Net Increase     Units        Units     Net Increase
                                                      Issued      Redeemed      (Decrease)     Issued      Redeemed     (Decrease)
                                                    ----------   ----------   ------------  ----------   ----------   ------------
      ING Investors Trust (continued):
         ING T. Rowe Price Capital Appreciation        285,438      327,891      (42,453)      319,192      416,060       (96,868)
         ING T. Rowe Price Equity Income               218,050      164,525       53,525       226,857      188,370        38,487
         ING Van Kampen Growth and Income              190,825      409,008     (218,183)      253,102      453,801      (200,699)
         ING Van Kampen Real Estate                    126,936      101,672       25,264       125,855      117,518         8,337
      ING Variable Insurance Trust:
         ING VP Worldwide Growth                        43,820       37,866        5,954        39,775       20,275        19,500
      Greenwich Street Series Fund:
         Greenwich Appreciation                        144,264      642,186     (497,922)      220,169      667,255      (447,086)
      PIMCO Variable Insurance Trust:
         PIMCO High Yield                              157,471      757,957     (600,486)      763,027      528,856       234,171
         PIMCO StocksPLUS Growth and Income             53,681      152,106      (98,425)      304,963      553,437      (248,474)
      Prudential Series Fund, Inc.:
         Prudential Jennison                           140,681       48,497       92,184        48,101       42,702         5,399
      Smith Barney Allocation Series, Inc:
         Smith Barney Select Balanced                  192,826      582,334     (389,508)      144,650      653,947      (509,297)
         Smith Barney Select Growth                     75,049      478,340     (403,291)      113,566      716,058      (602,492)
         Smith Barney Select High Growth                86,678      387,334     (300,656)      115,489      404,705      (289,216)
      Travelers Series Fund, Inc:
         Smith Barney High Income                       52,165      186,415     (134,250)      157,423      229,029       (71,606)
         Smith Barney International All Cap Growth      60,637      293,295     (232,658)       44,589      254,981      (210,392)
         Smith Barney Large Cap Value                  131,693      641,370     (509,677)      140,588      600,989      (460,401)
         Smith Barney Money Market                   5,184,945    5,551,807     (366,862)    3,649,918    4,124,639      (474,721)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

7.       Financial Highlights

         A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Series or Portfolios, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002, and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                               Unit       Net     Investment
                                                    Units      Fair     Assets      Income        Expense       Total
                       Division                    (000's)     Value    (000's)    Ratio(A)       Ratio(B)     Return(C)
       ------------------------------------------  --------  --------  ---------  ----------    ------------  -----------
         ING AIM  Mid-Cap Growth
               2004                                    373    $14.93   $  5,564         --%        1.40%         6.04%
               2003                                    416    $14.08      5,857         --         1.40%        42.08%
               2002                                    457     $9.91      4,527         --         1.40%       -32.63%
               2001                                    595    $14.71      8,753         --         1.40%       -22.25%
               2000                                    645    $18.92     12,200        (a)          (a)           (a)
         ING Alliance Mid-Cap Growth Portfolio
               2004                                  2,916    $19.60     57,119         --         1.40%        17.86%
               2003                                  3,525    $16.63     58,593         --         1.40%        64.65%
               2002                                  3,960    $10.10     39,965         --         1.40%       -31.01%
               2001                                  4,782    $14.64     70,000         --         1.40%       -14.93%
               2000                                  5,512    $17.21     94,977        (a)          (a)           (a)
         ING Capital Guardian Large Cap Value
               2004                                  1,064    $10.94     11,640       0.20         1.40%         7.78%
               2003                                    926    $10.15      9,397       0.06         1.40%        34.79%
               2002                                    657     $7.53      4,947       0.22         1.40%       -24.85%
               2001                                    576    $10.02      5,773       0.20         1.40%        -5.02%
               2000                                    364    $10.55      3,835        (a)          (a)           (a)
         ING Capital Guardian Managed Global
               2004                                    229    $20.30      4,641       0.51         1.40%         9.43%
               2003                                    193    $18.55      3,581         --         1.40%        34.42%
               2002                                    143    $13.80      1,966       0.13         1.40%       -21.28%
               2001                                    112    $17.53      1,958       0.14         1.40%       -13.17%
               2000                                     63    $20.19      1,263        (a)          (a)           (a)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                              Unit        Net     Investment
                                                     Units    Fair      Assets      Income       Expense       Total
                       Division                     (000's)   Value     (000's)    Ratio(A)      Ratio(B)     Return(C)
       -------------------------------------------  -------  --------  ---------  ----------    ---------   ------------
         ING Capital Guardian Small Cap Value
               2004                                  1,385    $19.27   $ 26,664       0.18%       1.40%        5.94%
               2003                                  1,551    $18.19     28,197       0.15        1.40%       38.43%
               2002                                  1,562    $13.14     20,507       0.12        1.40%      -26.47%
               2001                                  1,710    $17.87     30,560       0.11        1.40%       -2.88%
               2000                                  1,810    $18.40     33,305        (a)         (a)          (a)
         ING Developing World
               2004                                    301    $10.46      3,144       0.34        1.40%       16.09%
               2003                                    312     $9.01      2,813       0.21        1.40%       44.62%
               2002                                    307     $6.23      1,908         --        1.40%      -12.01%
               2001                                    331     $7.08      2,345       0.98        1.40%       -6.60%
               2000                                    376     $7.58      2,848        (a)         (a)          (a)
         ING Eagle Asset Capital Appreciation
               2004                                    142    $20.98      2,984       0.92        1.40%       13.28%
               2003                                    144    $18.52      2,668       0.20        1.40%       23.47%
               2002                                    149    $15.00      2,229       0.63        1.40%      -18.21%
               2001                                    159    $18.34      2,923       0.87        1.40%       -5.76%
               2000                                    142    $19.46      2,762        (a)         (a)          (a)
         ING Hard Assets
               2004                                     74    $22.13      1,628       0.90        1.40%        4.93%
               2003                                     70    $21.09      1,483       0.30        1.40%       50.11%
               2002                                     82    $14.05      1,157       0.79        1.40%       -0.71%
               2001                                     20    $14.15        290         --        1.40%      -13.30%
               2000                                     15    $16.32        248        (a)         (a)          (a)
         ING International
               2004                                  2,124    $10.50     22,291       0.90        1.40%       15.13%
               2003                                  2,319     $9.12     21,137       0.22        1.40%       27.37%
               2002                                  2,653     $7.16     18,980       0.72        1.40%      -17.32%
               2001                                  3,141     $8.66     27,208         --        1.40%      -23.83%
               2000                                  3,579    $11.37     40,696        (a)         (a)          (a)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------


                                                                Unit     Net      Investment
                                                     Units      Fair    Assets      Income       Expense       Total
                     Division                       (000's)    Value    (000's)    Ratio(A)      Ratio(B)     Return(C)
       -------------------------------------------  -------  --------  ---------  ----------    ---------   ------------
         ING Jennison Equity Opportunities
               2004                                    199    $21.62   $  4,289       0.28%       1.40%       11.04%
               2003                                    215    $19.47      4,182       0.08        1.40%       29.28%
               2002                                    236    $15.06      3,558       0.12        1.40%      -30.28%
               2001                                    262    $21.60      5,662       0.07        1.40%      -14.18%
               2000                                    297    $25.17      7,486        (a)         (a)         (a)
         ING Limited Maturity Bond
               2004                                  1,026    $20.43     20,953       4.43        1.40%       -0.05%
               2003                                  1,409    $20.44     28,787       0.66        1.40%        1.39%
               2002                                  1,872    $20.16     37,727       3.35        1.40%        5.77%
               2001                                  1,656    $19.06     31,561       3.96        1.40%        7.32%
               2000                                  1,583    $17.76     28,117        (a)         (a)         (a)
         ING Liquid Assets
               2004                                    995    $15.66     15,577       0.94        1.40%       -0.51%
               2003                                  1,471    $15.74     23,144       0.79        1.40%       -0.63%
               2002                                  2,485    $15.84     39,345       1.43        1.40%        0.00%
               2001                                  2,633    $15.84     41,712       3.68        1.40%        2.39%
               2000                                  2,197    $15.47     33,989        (a)         (a)         (a)
         ING Marsico Growth
               2004                                  3,759    $15.26     57,331         --        1.40%       10.90%
               2003                                  4,384    $13.76     60,288         --        1.40%       30.80%
               2002                                  4,850    $10.52     50,973         --        1.40%      -30.52%
               2001                                  5,961    $15.14     90,264         --        1.40%      -31.24%
               2000                                  6,778    $22.02    149,234        (a)         (a)         (a)
         ING MFS Mid-Cap Growth
               2004                                  3,733    $24.98     93,193         --        1.40%       13.44%
               2003                                  4,553    $22.02    100,199         --        1.40%       37.20%
               2002                                  4,998    $16.05     80,145         --        1.40%      -49.53%
               2001                                  6,138    $31.80    195,205       0.34        1.40%      -24.70%
               2000                                  6,870    $42.23    290,161        (a)         (a)         (a)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                Unit     Net      Investment
                                                     Units      Fair    Assets      Income       Expense       Total
                     Division                       (000's)    Value    (000's)    Ratio(A)      Ratio(B)     Return(C)
       ------------------------------------------  --------  --------  ---------  ----------    ---------   ------------
         ING MFS Total Return
               2004                                  6,547    $24.26   $ 158,767      1.73%       1.40%        9.58%
               2003                                  7,716    $22.14     170,749      0.47        1.40%       15.13%
               2002                                  8,640    $19.23     166,050      2.08        1.40%       -6.47%
               2001                                  9,848    $20.56     202,440      4.16        1.40%       -0.92%
               2000                                 10,447    $20.75     216,748       (a)         (a)          (a)
         ING Oppenheimer Main Street Portfolio
               2004                                  6,387    $20.70     132,145      0.76        1.40%       11.29%
               2003                                  7,848    $18.60     145,894      0.20        1.40%       22.85%
               2002                                  9,139    $15.14     138,266      0.40        1.40%      -25.93%
               2001                                 11,118    $20.44     227,224      0.11        1.40%      -22.55%
               2000                                 12,795    $26.39     337,706       (a)         (a)          (a)
         ING PIMCO Core Bond
               2004                                    649    $13.57       8,801      2.44        1.40%        3.43%
               2003                                    772    $13.12      10,124      0.41        1.40%        3.23%
               2002                                    873    $12.71      11,090      2.81        1.40%        7.17%
               2001                                    594    $11.86       7,046      0.24        1.40%        1.02%
               2000                                    594    $11.74       6,976       (a)         (a)          (a)
         ING Pimco High Yield
               2004                                    561    $10.82       6,072       (b)        1.40%         (b)
               2003                                    (b)      (b)          (b)       (b)          (b)         (b)
               2002                                    (b)      (b)          (b)       (b)          (b)         (b)
               2001                                    (b)      (b)          (b)       (b)          (b)         (b)
               2000                                    (b)      (b)          (b)       (b)          (b)         (b)
         ING Salomon Brothers All Cap
               2004                                    450    $12.45       5,600      0.17        1.40%        6.32%
               2003                                    546    $11.71       6,386      0.06        1.40%       36.96%
               2002                                    515     $8.55       4,399      0.19        1.40%      -26.61%
               2001                                    577    $11.65       6,728      1.17        1.40%       0.52%
               2000                                    302    $11.59       3,498       (a)         (a)          (a)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                Unit     Net      Investment
                                                     Units      Fair    Assets      Income       Expense       Total
                     Division                       (000's)    Value    (000's)    Ratio(A)      Ratio(B)     Return(C)
       -------------------------------------------  -------  --------  ---------  ----------    ---------   ------------
         ING Salomon Brothers Investors
               2004                                    294    $11.32   $  3,325       0.62%       1.40%        8.33%
               2003                                    326    $10.45      3,403       0.17        1.40%       29.49%
               2002                                    325     $8.07      2,622       0.71        1.40%      -24.08%
               2001                                    356    $10.63      3,784       0.81        1.40%       -5.60%
               2000                                    262    $11.26      2,948        (a)         (a)          (a)
         ING T. Rowe Price Capital Appreciation
               2004                                  1,088    $39.69     43,171       1.04        1.40%       14.98%
               2003                                  1,131    $34.52     39,011       0.33        1.40%       23.46%
               2002                                  1,228    $27.96     34,302       1.51        1.40%       -0.92%
               2001                                  1,064    $28.22     30,020       2.92        1.40%        8.37%
               2000                                    860    $26.04     22,390        (a)         (a)          (a)
         ING T. Rowe Price Equity Income
               2004                                    346    $28.60      9,878       0.94        1.40%       13.31%
               2003                                    292    $25.24      7,367       0.29        1.40%       23.42%
               2002                                    254    $20.45      5,182       1.32        1.40%      -14.44%
               2001                                    239    $23.90      5,718       1.98        1.40%       -0.04%
               2000                                    120    $23.91      2,868        (a)         (a)          (a)
         ING Van Kampen Growth and Income
               2004                                  1,769    $25.81     45,644       0.91        1.40%       12.51%
               2003                                  1,988    $22.94     45,570       0.24        1.40%       26.11%
               2002                                  2,188    $18.19     39,777       0.82        1.40%      -15.98%
               2001                                  2,517    $21.65     54,488       0.28        1.40%      -13.19%
               2000                                  2,838    $24.94     70,757        (a)         (a)          (a)
         ING Van Kampen Real Estate
               2004                                    241    $51.76     12,476       1.48        1.40%       35.82%
               2003                                    216    $38.11      8,222       0.19        1.40%       35.82%
               2002                                    208    $28.06      5,819       3.78        1.40%       -1.20%
               2001                                    131    $28.40      3,714       4.13        1.40%        6.61%
               2000                                     93    $26.64      2,484        (a)         (a)          (a)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                Unit     Net      Investment
                                                     Units      Fair    Assets      Income       Expense       Total
                     Division                       (000's)    Value    (000's)    Ratio(A)      Ratio(B)     Return(C)
       ------------------------------------------  --------  --------  ---------  ----------    ---------   ------------
         ING VP Worldwide Growth
               2004                                     91     $7.15   $    651       0.66%       1.40%        7.84%
               2003                                     85     $6.63        563         --        1.40%       27.26%
               2002                                     66     $5.21        342       0.02        1.40%      -25.68%
               2001                                     43     $7.01        298         --        1.40%      -19.89%
               2000                                     26     $8.75        231        (a)         (a)          (a)
         Greenwich Appreciation
               2004                                  2,544    $18.29     46,513       1.01        1.40%        7.27%
               2003                                  3,042    $17.05     51,845       0.60        1.40%       22.84%
               2002                                  3,489    $13.88     48,404       1.39        1.40%      -18.69%
               2001                                  4,151    $17.07     70,851       1.10        1.40%       -5.32%
               2000                                  4,501    $18.03     81,169        (a)         (a)          (a)
         PIMCO StocksPLUS Growth and Income
               2004                                    457    $11.31      5,162       1.61        1.40%        9.28%
               2003                                    555    $10.35      5,741       1.92        1.40%       28.57%
               2002                                    803     $8.05      6,464       2.78        1.40%      -21.31%
               2001                                    747    $10.23      7,638       4.18        1.40%      -12.71%
               2000                                    746    $11.72      8,740        (a)         (a)          (a)
         Prudential Jennison
               2004                                    186     $5.88      1,093         --        1.40%        7.69%
               2003                                     94     $5.46        512         --        1.40%       27.87%
               2002                                     89     $4.27        377         --        1.40%      -32.33%
               2001                                     77     $6.31        486         --        1.40%      -19.62%
               2000                                     23     $7.85        183        (a)         (a)          (a)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                Unit       Net       Investment
                                                     Units      Fair     Assets        Income       Expense       Total
                     Division                        (000's)    Value    (000's)      Ratio(A)      Ratio(B)     Return(C)
       --------------------------------------------  -------   --------  ---------   ----------    ---------   ------------
         Smith Barney Select Balanced
               2004                                  2,761      $14.76   $ 40,740       0.14%        1.40%         6.11%
               2003                                  3,151      $13.91     43,809       2.47         1.40%        18.58%
               2002                                  3,660      $11.73     42,913       6.43         1.40%        -7.78%
               2001                                  4,395      $12.72     55,899       3.72         1.40%        -2.75%
               2000                                  4,040      $13.08     52,848        (a)          (a)           (a)
         Smith Barney Select Growth
               2004                                  2,467      $13.14     32,396       0.09         1.40%         7.18%
               2003                                  2,870      $12.26     35,168       1.56         1.40%        28.11%
               2002                                  3,472       $9.57     33,211      10.53         1.40%       -19.24%
               2001                                  4,172      $11.85     49,444         --         1.40%       -11.10%
               2000                                  4,630      $13.33     61,706        (a)          (a)           (a)
         Smith Barney Select High Growth
               2004                                  1,550      $13.56     20,999         --         1.40%         9.09%
               2003                                  1,850      $12.43     22,983       0.59         1.40%        34.96%
               2002                                  2,139       $9.21     19,688       1.07         1.40%       -24.82%
               2001                                  2,581      $12.25     31,610       5.05         1.40%       -31.31%
               2000                                  3,063      $14.13     43,287        (a)          (a)           (a)
         Smith Barney High Income
               2004                                    812      $15.44     12,539       7.73         1.40%         8.89%
               2003                                    947      $14.18     13,418       7.45         1.40%        25.71%
               2002                                  1,018      $11.28     11,480      22.93         1.40%        -4.57%
               2001                                  1,212      $11.82     14,330      11.77         1.40%        -5.14%
               2000                                  1,312      $12.46     16,345        (a)          (a)           (a)
         Smith Barney International All Cap Growth
               2004                                  1,095      $12.88     14,099       0.85         1.40%        16.14%
               2003                                  1,328      $11.09     14,718       0.96         1.40%        25.74%
               2002                                  1,538       $8.82     13,559       0.92         1.40%       -26.74%
               2001                                  1,828      $12.04     22,004         --         1.40%       -32.13%
               2000                                  2,027      $17.74     35,967        (a)          (a)           (a)

Separate Account EQ of
ING USA Annuity and Life Insurance Company
(formerly Equitable Life Insurance Company of Iowa Separate Account A)
Notes to Financial Statements
--------------------------------------------------------------------------------

                                                                Unit       Net       Investment
                                                     Units      Fair     Assets        Income       Expense       Total
                     Division                        (000's)    Value    (000's)      Ratio(A)      Ratio(B)     Return(C)
       --------------------------------------------  -------   --------  ---------   ----------    ---------   ------------
         Smith Barney Large Cap Value
               2004                                  2,407      $19.34   $ 46,532       1.76%        1.40%         9.08%
               2003                                  2,917      $17.73     51,690       1.59         1.40%        25.83%
               2002                                  3,377      $14.09     47,557       3.64         1.40%       -26.46%
               2001                                  4,002      $19.16     76,678       1.36         1.40%        -9.45%
               2000                                  4,340      $21.16     91,846        (a)          (a)           (a)
         Smith Barney Money Market
               2004                                    413      $12.37      5,108       0.80         1.40%        -0.56%
               2003                                    780      $12.44      9,700       0.70         1.40%        -0.72%
               2002                                  1,255      $12.53     15,717       1.26         1.40%        -0.08%
               2001                                  1,407      $12.54     17,642       3.32         1.40%        2.20%
               2000                                    754      $12.27      9,261        (a)          (a)           (a)

         (a)      Not provided for 2000
         (b) As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented.

         (A) The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
         (B) The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in
                  Note 3. Information is calculated independently for each column in the table.
         (C) Total Return is calculated as the change in unit value for each Contract presented on the Statement of Assets and Liabilities. Information is calculated independently for each column in the table.

                           PART C - OTHER INFORMATION

ITEM  24.      FINANCIAL  STATEMENTS  AND  EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY,

   (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                            Schedule I

   Summary of Investments - Other than Investments in Affiliates

                      As of December 31, 2004

                           (In Millions)


                                                                                                      AMOUNT
                                                                                                     SHOWN ON
TYPE OF INVESTMENTS                                                   COST         VALUE*          BALANCE SHEET
                                                               ---------------- ----------------- ----------------
Fixed maturities:
   U.S. government and government agencies and authorities        $464.0           $   464.7        $    464.7
   State, municipalities and political subdivisions                 20.7                19.9              19.9
   Public utilities securities                                   1,796.9             1,866.4           1,866.4
   Other U.S. corporate securities                               6,292.4             6,513.2           6,513.2
   Foreign securities (1)                                        3,090.1             3,198.3           3,198.3
   Residential mortgage-backed securities                        3,440.3             3,461.8           3,461.8
   Commercial mortgage-backed securities                         1,107.8             1,139.7           1,139.7
   Other asset-backed securities                                 1,934.2             1,933.8           1,933.8
                                                                 ---------------- ----------------- ----------------

  Total fixed maturities, including fixed maturities          $ 18,146.4           $18,597.8         $18,597.8
     pledged                                                  ================    ================= ================


Total equity securities                                       $     34.8           $    35.3         $    35.3
                                                              ===============     ================= ================

Mortgage loans                                                $  3,851.8          $   3,969.4        $  3,851.8
Policy loans                                                       169.0                169.0             169.0
Other investments                                                  228.8                229.0             228.8
                                                             ----------------     ----------------- ----------------

      Total investments                                      $  22,430.8          $  23,000.5        $ 22,882.7
                                                             ================    ================= ================


*  See Notes 2 and 3 of Notes to Financial Statements.

(1)The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

                  ING USA ANNUITY AND LIFE INSURANCE COMPANY,
         (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                                  Schedule IV
                            Reinsurance Information

        As of and for the years ended December 31, 2004, 2003 and 2002
                                 (In Millions)


                                                                                                   PERCENTAGE OF
                                           GROSS         CEDED         ASSUMED          NET        ASSUMED TO NET
                                       -------------- -------------  ------------- -------------- -----------------
YEAR ENDED DECEMBER 31, 2004
Life insurance in force                 $     7,405.6  $     906.0   $          -   $     6,449.6  $           0.0%

Premiums:
    Life insurance                               25.0          2.2              -            22.8
    Accident and health insurance                 0.4          0.4              -              -
                                        -------------- -------------  ------------- --------------
Total premiums                          $        25.4  $       2.6    $         -    $       22.8
                                        ============== =============  ============= ==============

YEAR ENDED DECEMBER 31, 2003

Life insurance in force                 $     8,001.4  $   1,209.4   $          -    $    6,792.0              0.0%
Premiums:
    Life insurance                               27.4          1.4              -            26.0
    Accident and health insurance                 0.2          0.2              -              -
                                       -------------- -------------  ------------- --------------
Total premiums                          $        27.6          1.6              -            26.0
                                       ============== =============  ============= ==============


YEAR ENDED DECEMBER 31, 2002

Life insurance in force                 $     8,722.9  $   1,370.5   $          -    $    7,352.4              0.0%

Premiums:
    Life insurance                               38.4          1.6              -           36.8
    Accident and health insurance                 0.2          0.2              -             -
                                       -------------- -------------  ------------- --------------
Total premiums                          $        38.6  $       1.8   $          -    $      36.8
                                       ============== =============  ============= ==============

EXHIBITS

(b)

(1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant (1)

(2)  Not Applicable

3(a) Distribution Agreement between the Depositor and
     Directed Services, Inc. (5)
(b)  Dealers Agreement (5)
(c)  Organizational Agreement (5)
(d)  Assignment Agreement for Organizational Agreement (5)
(e)  Amendment to the Distribution Agreement between
     ING USA and DSI (8)

(4)(a) Individual Flexible Purchase Payment Deferred Variable Annuity
     Contract (3)
(b)  Individual Retirement Annuity Rider (6)
(c)  Roth Retirement Annuity Rider (6)
(d)  Simple Retirement Annuity Rider (6)
(e)  403(b) Rider (6)
(f) ING USA Annuity and Life Insurance Company, Company Address and Name Change Endorsement (merger) (7)

(5)(a) Application Form (3)

(6)(a) Amended and Restated Articles of Incorporation of ING USA Annuity and Life Insurance Company, dated (01/01/04) (7)
(b) Amended and Restated By-Laws of ING USA annuity and Life Insurance Company, dated (01/01/04) (7)
(c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) (5)
(d) Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03) (7)

(7)  Not Applicable

(8)(a) Form of Fund Participation Agreement between the Company and Smith Barney/Travelers Series Fund, Inc. (2)
(b) Fund Participation Agreement between the Company and Smith Barney Concert Allocation Series Inc. (3)
(c) Participation Agreement between Golden American and ING Variable Insurance Trust (4)
(d) Participation Agreement between Golden American Life Insurance Company and Prudential Series Fund Inc. (5)

(9)  Opinion and Consent of James A. Shuchart

(10)(a) Consent of Independent Registered Public Accounting Firm
    (b) Consent of James A. Shuchart, incorporated in Item 9 of this Part C, together with the Opinion of James A. Shuchart.

(11) Not applicable

(12) Not applicable

(13) Powers of Attorney (8)

-----------------------------

1) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on Form N-4, File No. 33-79170, as filed on February 9, 1996.

2) Incorporated herein by reference to Post-Effective Amendment No. 5 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on Form N-4, File No. 33-79170, as filed on January 31, 1997.

3) Incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on Form N-4, File No. 33-79170, as filed on May 3, 1999.

4) Incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on Form N-4, File No. 33-79170, as filed on April 28, 2000.

5) Incorporated herein by reference to an Initial Registration Statement on Form N-4, for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on Form N-4, File No. 333-63692, as filed on June 22, 2001.

6) Incorporated herein by reference to Post-Effective Amendment No. 15 to a Registration Statement on Form N-4, for Equitable Life Insurance Company of Iowa Separate Account A filed with the Securities and Exchange Commission on Form N-4, File No. 33-79170, as filed on April 17, 2003.

7) Incorporated herein by reference to Post-Effective Amendment No. 16 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on Form N-4, File No. 333-28679, as filed on February 13, 2004.

8) Incorporated herein by reference to Registration Statement on Form S-2 for ING Insurance Company of America Guaranteed Account, as filed with the Securities and Exchange Commission on April 7, 2005 (File No. 333-49581).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Harry N. Stout         1475 Dunwoody Drive
                       West Chester, PA  19380          President


Jacques de Vaucleroy   5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Director


Catherine H. Smith     151 Farmington Avenue
                       Hartford, CT  06156              Director



Boyd G. Combs          5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Senior Vice President


Shaun P. Mathews       151 Farmington Avenue
                       Hartford, CT  06156              Senior Vice President



James R. Gelder        20 Washington Avenue South
                       Minneapolis, MN  55402           Senior Vice President


James R. McInnis       1475 Dunwoody Drive
                       West Chester, PA  19380          Senior Vice President


Stephen J. Preston     1475 Dunwoody Drive
                       West Chester, PA  19380          Senior Vice President


Kathleen A. Murphy     5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Director


Thomas J. McInerney    5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Director and Chairman


Andrew D. Chua         1290 Broadway                    President, ING
                       Denver, CO  80203                Institutional Markets


David A. Wheat                                          Chief Financial Officer,
                       5780 Powers Ferry Road           Director and Senior Vice
                       Atlanta, GA  30327-4390          President

Roger W. Fisher        5780 Powers Ferry Road           Vice President and Chief
                       Atlanta, GA  30327-4390          Accounting Officer


David L. Jacobson      1475 Dunwoody Drive              Vice President, Chief
                       West Chester, PA  19380          Compliance Officer and
                                                        Assistant Secretary

David S. Pendergrass   5780 Powers Ferry Road           Vice President and
                       Atlanta, GA  30327-4390          Treasurer


Paula Cludray-Engelke  20 Washington Avenue South
                       Minneapolis, MN  55402           Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following  persons  control or are under common  control with the Depositor:
DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I as filed on April 7, 2005 (File No. 333-47527).

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of March 31, 2005 there are 226,516 qualified contract owners and 196,691 non-qualified contract owners in ING USA's Separate Account B.

ITEM  28.  INDEMNIFICATION

The Company shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA Annuity and Life Insurance Company ("ING USA") as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

The Company may also, to the extent permitted by law, indemnify any other person who is or was serving the Company in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

The Company or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

The following are the directors and officers of the Principal Underwriter:

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------           ---------------------

James R. McInnis               Director and President

Robert J. Hughes               Director

Matthew J. Rider               Director

Anita Woods                    Chief Financial Officer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

James A. Shuchart              Secretary and General Counsel

(c)
             2004 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $374,955,000       $0            $0           $0

ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for as long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

                                 REPRESENTATIONS

(a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1.   Include  appropriate  disclosure  regarding  the  redemption   restrictions
     imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.   Include  appropriate  disclosure  regarding  the  redemption   restrictions
     imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
     Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

(b) The Company hereby represents that the fees and charges deducted under the Contract described in each Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to Registration Statement on Form N-4 meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 20th day of April, 2005.


                                      SEPARATE ACCOUNT EQ
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                      --------------------
                                      Harry N. Stout*
                                      President (principle executive officer)


    By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on April 20, 2005.


Signature                     Title
---------                     -----

                             President
--------------------         (principle executive officer)
Harry N. Stout*


--------------------         Chief Accounting Officer
Roger W. Fisher*


   DIRECTORS


----------------------       Chief Financial Officer
David A. Wheat*


----------------------
Jacques de Vaucleroy*


----------------------
Thomas J. McInerney*


----------------------
Kathleen A. Murphy*


----------------------
Catherine H. Smith*


     By: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX



ITEM     EXHIBIT                                                   PAGE #
----     -------                                                   ------

9        Opinion and Consent of James A. Shuchart, Esq.            EX-99.B9

10a      Consent of Independent Registered Public Accounting Firm  EX-99.B10A